       As filed with the Securities and Exchange Commission on December 6, 2002

                                                      Registration No. 333-62662

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [X]
         Pre-Effective Amendment No. ____                                   [ ]
         Post-Effective Amendment No. 5                                     [X]

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [X]

         Amendment No. 7                                                    [X]

                                 ---------------
                         The American Separate Account 5
                           (Exact name of Registrant)

                 The American Life Insurance Company of New York
                               (Name of Depositor)
                                 ---------------
                          435 Hudson Street, 2nd Floor
                            New York, New York 10014
              (Address of Depositor's Principal Executive Offices)
                                 (800) 853-1969
               (Depositor's Telephone Number including Area Code)
                                 ---------------

Name and Address of Agent for Service:          Copy to:

Craig A. Hawley, Esq.                           Michael Berenson, Esq.
Inviva, Inc.                                    Christopher D. Menconi, Esq.
300 Distillery Commons, Suite 300               Morgan, Lewis & Bockius LLP
Louisville, KY  40206                           1111 Pennsylvania Avenue,  N.W.
                                                Washington, DC 20004

                                 ---------------
Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the post-effective amendment to the Registration Statement.

It is proposed that this filing will become effective:
[X] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on December 6, 2002 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on (date) pursuant to paragraph (a) of Rule 485

Title of Securities Being Registered: Flexible Premium Deferred Annuity
Contracts

PROSPECTUS                                            DATED: DECEMBER 6, 2002


                     VARIABLE ACCUMULATION ANNUITY CONTRACTS

                   FLEXIBLE PREMIUM DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY

                 THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
             435 HUDSON STREET, 2ND FLOOR, NEW YORK, NEW YORK 10014

                                     THROUGH
                         THE AMERICAN SEPARATE ACCOUNT 5
-------------------------------------------------------------------------------

THE CONTRACTS - This Prospectus describes individual and group flexible premium deferred annuity contracts (CONTRACTS), which are available SOLELY through our website at the following Internet address:
https://secure.americanlifeny.com/annuity/begin.cfm (WEBSITE). Certain intermediaries may provide links on their websites to our Website.

BEFORE PURCHASING THE CONTRACT, YOU MUST CONSENT TO OUR DELIVERING ELECTRONICALLY ALL DOCUMENTS AND REPORTS RELATING TO YOUR CONTRACT AND THE UNDERLYING FUNDS. PAPER VERSIONS OF THESE DOCUMENTS WILL NOT BE SENT. OF COURSE, YOU CAN PRINT OUT ANY DOCUMENT WE MAKE AVAILABLE OR TRANSMIT TO YOU, AND WE ENCOURAGE YOU TO DO SO. YOU MAY REVOKE YOUR CONSENT AT ANY TIME. REVOCATION WILL CONSTITUTE A SURRENDER OF YOUR CONTRACT AND WE WILL PAY THE PROCEEDS TO YOU, UNLESS YOU INSTRUCT US THAT YOU ARE EXCHANGING YOUR CONTRACT. THERE MAY BE ADVERSE TAX CONSEQUENCES OF A SURRENDER. THERE IS NO FEE OR CHARGE TO EXCHANGE YOUR CONTRACT FOR ANOTHER CONTRACT AND YOU MAY BE ABLE TO DO SO ON A TAX-FREE BASIS.

YOUR CONTRIBUTIONS - You may make Contributions in the amounts and at the frequency you choose (subject to certain minimums).

A Contract can help you accumulate funds for retirement and other long-term financial needs. You may apply the amount you have accumulated to provide Annuity Payments that begin at a future date.

INVESTMENT OPTIONS FOR YOUR ACCOUNT BALANCE - You may allocate your Account Balance to any of the Subaccounts of The American Separate Account 5 (the SEPARATE ACCOUNT) or to our General Account. You may transfer all or any part of your Account Balance among the available Subaccounts and the General Account at any time, without charge, subject to our rules on transfers. The Subaccounts invest in the following mutual funds (the UNDERLYING FUNDS). The prospectuses for the Underlying Funds describe the investment objectives, policies and risks of each of the Underlying Funds. YOU CAN VIEW AT OUR WEBSITE THE CURRENT PROSPECTUS OF EACH UNDERLYING FUND, WHICH INCLUDES INFORMATION ABOUT THE FUNDS' MANAGEMENT FEES AND OTHER EXPENSES YOU WILL BEAR INDIRECTLY.

------------------------------------------------------------------------------------------------------------------------
                                UNDERLYING FUNDS
------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                   PIMCO VIT - High Yield Portfolio (Administrative Class)

American Century VP International Fund                     PIMCO VIT - Long-Term U.S. Government  Portfolio
                                                                       (Administrative Class)
American Century VP Ultra(R) Fund                          PIMCO VIT - Low Duration Portfolio (Administrative Class)

American Century VP Value Fund                             PIMCO VIT - Money Market Portfolio (Administrative Class)

American Century VP Vista(SM) Fund                         PIMCO VIT - Real Return Portfolio (Administrative Class)

Berger IPT - Growth Fund                                   PIMCO VIT - Short-Term Portfolio (Administrative Class)

Berger IPT - International Fund                            PIMCO VIT - StocksPLUS Growth and Income Portfolio
                                                                       (Administrative Class)
Berger IPT - Large Cap Growth Fund                         PIMCO VIT - Total Return Portfolio (Administrative Class)

Berger IPT - Large Cap Value Fund                          PIMCO VIT - Total Return Portfolio II (Administrative Class)

Berger IPT - Mid Cap Value Fund                            Royce Micro-Cap Portfolio

Berger IPT - Small Company Growth Fund                     Royce Small-Cap Portfolio

INVESCO VIF - Core Equity (formerly, Equity Income) Fund   Third Avenue Value Portfolio

INVESCO VIF - Dynamics Fund                                The Universal Institutional Funds, Inc. - Active
                                                                       International Allocation Portfolio
INVESCO VIF - Financial Services Fund                      The Universal Institutional Funds, Inc. - Core Plus Fixed
                                                                       Income Portfolio
INVESCO VIF - Growth Fund                                  The Universal Institutional Funds, Inc. - Emerging Markets
                                                                       Debt Portfolio
INVESCO VIF - Health Sciences Fund                         The Universal Institutional Funds, Inc. - Emerging Markets
                                                                       Equity Portfolio
INVESCO VIF - High Yield Fund                              The Universal Institutional Funds, Inc. - Global Value
                                                                       Equity Portfolio
INVESCO VIF - Real Estate Opportunity Fund                 The Universal Institutional Funds, Inc. - International
                                                                       Magnum Portfolio
INVESCO VIF - Small Company Growth Fund                    The Universal Institutional Funds, Inc. - Mid Cap Growth
                                                                       Portfolio
INVESCO VIF - Technology Fund                              The Universal Institutional Funds, Inc. - Mid Cap Value
                                                                       Portfolio
INVESCO VIF - Telecommunications Fund                      The Universal Institutional Funds, Inc. - Technology
                                                                       Portfolio
INVESCO VIF - Total Return Fund                            The Universal Institutional Funds, Inc. - U.S. Real Estate
                                                                       Portfolio
INVESCO VIF - Utilities Fund                               The Universal Institutional Funds, Inc. - Value Portfolio

PIMCO VIT - Foreign Bond Portfolio (Administrative Class)  Delaware VIP Balanced Series (Service Class)

------------------------------------------------------------------------------------------------------------------------
                                UNDERLYING FUNDS
------------------------------------------------------------------------------------------------------------------------
Delaware VIP Emerging Markets Series (Service Class)       Pioneer Small Cap Value VCT Portfolio (Class II Shares)

Delaware VIP Growth Opportunities Series (Service Class)   Pioneer Real Estate Shares VCT Portfolio (Class II Shares)

Delaware VIP High Yield Series (Service Class)             SAFECO Resource Series Trust - Equity Portfolio

Delaware VIP International Value Equity Series (Service    SAFECO Resource Series Trust - Growth Opportunities
           Class)                                                      Portfolio
Delaware VIP Large Cap Value Series (Service Class)        SAFECO Resource Series Trust - Northwest Portfolio

Delaware VIP REIT Series (Service Class)                   SAFECO Resource Series Trust - Bond Portfolio

Delaware VIP Select Growth Series (Service Class)          SAFECO Resource Series Trust - Money Market Portfolio
Delaware VIP Small Cap Value Series (Service Class)        SAFECO Resource Series Trust - Small Company Value
                                                                       Portfolio
Delaware VIP Social Awareness Series (Service Class)       Van Kampen Life Investment Trust - Aggressive Growth
                                                                       Portfolio (Class II Shares)
Delaware VIP Trend Series (Service Class)                  Van Kampen Life Investment Trust - Comstock Portfolio
                                                                       (Class II Shares)
Delaware VIP U.S. Growth Series (Service Class)            Van Kampen Life Investment Trust - Emerging Growth
                                                                       Portfolio (Class II Shares)
Navellier Variable Insurance Series Fund, Inc.  - Growth   Van Kampen Life Investment Trust - Government Portfolio
            Portfolio                                                  (Class II Shares)
Scudder VIT Funds - EAFE(R) Equity Index                   Van Kampen Life Investment Trust - Growth and Income
            Fund (Class B Shares)                                      Portfolio (Class II Shares)
Scudder VIT Funds - Equity 500 Index Fund                  Credit Suisse Trust - Blue Chip Portfolio
                 (Class B Shares)
Scudder VIT Funds - Small Cap Index Fund                   Credit Suisse Trust - Emerging Growth Portfolio
                (Class B Shares)
Pioneer Equity Income VCT Portfolio (Class II Shares)      Credit Suisse Trust - Emerging Markets Portfolio

Pioneer Europe VCT Portfolio (Class II Shares)             Credit Suisse Trust - Global Post-Venture Capital Portfolio

Pioneer Fund VCT Portfolio (Class II Shares)               Credit Suisse Trust - Global Technology Portfolio

Pioneer High Yield VCT Portfolio (Class II Shares)         Credit Suisse Trust - International Focus

Portfolio Pioneer Mid Cap Value VCT Portfolio              Credit Suisse Trust - Large Cap Value Portfolio
        (Class II Shares)
                                                           Credit Suisse Trust - Small Cap Value Portfolio

WE DO NOT GUARANTEE THE INVESTMENT PERFORMANCE OF ANY SUBACCOUNT. You bear the entire investment risk, including the risk of a decline in value, for amounts you allocate to any Subaccount. The value of your Contributions to the Subaccounts will reflect the performance of the Underlying Funds.

We pay a fixed rate of interest on your Account Balance in our General Account, and we may change the rate from time to time. This Prospectus describes the Separate Account and its Subaccounts, but there is a brief description of the General Account under the heading "Our General Account".


STATEMENT OF ADDITIONAL INFORMATION - A Registration Statement relating to the Contracts, which includes a Statement of Additional Information (an SAI) dated December 6, 2002, has been filed with the Securities and Exchange Commission (COMMISSION). The SAI is incorporated into this Prospectus by reference. The SAI's table of contents appears at the end of this Prospectus. You may view the SAI at our Website or by visiting the Commission's website at www.sec.gov.


PROSPECTUSES - This Prospectus contains information about the Contracts that you should know before investing. You should read this Prospectus before you purchase a Contract, and you should keep it for future reference. You should also read the current Underlying Fund prospectuses, which can be viewed at our Website. These prospectuses contain additional information about the investment objectives and policies of the Underlying Funds and their total expenses.

THE CONTRACTS ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK, NOR DOES THE FDIC INSURE THEM. THEY ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
-------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                                                                                                              PAGE
TABLE OF ANNUAL FEES AND EXPENSES...........................................................................    1

         Examples...........................................................................................   10

         Accumulation Unit Values for the Subaccounts.......................................................   13

SUMMARY.....................................................................................................   14

ABOUT AMERICAN LIFE AND THE SEPARATE ACCOUNT................................................................   20

         Our Separate Account...............................................................................   20

UNDERLYING FUNDS IN WHICH OUR SEPARATE ACCOUNT INVESTS......................................................   21

         Investment Advisers for the Underlying Funds.......................................................   44

CHARGES YOU WILL PAY........................................................................................   48

         No Sales Charges or Withdrawal Fees................................................................   48

         Mortality and Expense Risk Charge..................................................................   48

         Expenses of the Underlying Funds...................................................................   49

         Premium Taxes......................................................................................   49

         Income Taxes.......................................................................................   49

WHO MAY PURCHASE A CONTRACT AND MAKE CONTRIBUTIONS..........................................................   49

         Purchase of a Contract; Participation..............................................................   49

         Payment of Contributions...........................................................................   50

         Systematic Contributions...........................................................................   50

         Allocation of Contributions........................................................................   51

HOW TO CONTACT US AND GIVE US INSTRUCTIONS..................................................................   51

         Contacting American Life...........................................................................   51

         Security of Electronic Communications with Us......................................................   52

         Confirmation Statements to Owners..................................................................   53

YOUR ACCOUNT BALANCE IN THE SUBACCOUNTS.....................................................................   53

         Accumulation Units in Subaccounts..................................................................   53

         Calculation of Accumulation Unit Values............................................................   53

         Accumulation Unit Values for Transactions..........................................................   54

TRANSFERS OF ACCOUNT BALANCE................................................................................   54

         Limitation on Transfers............................................................................   54

         Limitation on Transfers Involving International Subaccounts........................................   55

         Asset Rebalancing..................................................................................   56

                                                                                                              PAGE
OUR PAYMENT OF ACCOUNT BALANCE TO YOU OR A BENEFICIARY......................................................   56

         Your Right to Make Withdrawals, including by Systematic Withdrawals................................   56

         How to Tell Us an Amount to Transfer or Withdraw...................................................   58

         Death Benefit Prior to Annuity Commencement Date...................................................   58

         Spousal Continuation...............................................................................   59

         Termination of a Contract..........................................................................   60

         When We May Postpone Payments......................................................................   61

YOU MAY OBTAIN AN ANNUITY WITH YOUR ACCOUNT BALANCE.........................................................   61

         Amount of Annuity Payments.........................................................................   61

         Annuity Commencement Date..........................................................................   62

         Available Forms of Annuity.........................................................................   62

         Death Benefit After Annuity Commencement Date......................................................   63

         Lump Sum for Small Annuity Payments................................................................   63

OUR GENERAL ACCOUNT.........................................................................................   63

         Scope of Prospectus................................................................................   63

         General Description................................................................................   64

         Transfers and Withdrawals..........................................................................   64

ADMINISTRATIVE MATTERS......................................................................................   64

         Designation of Beneficiary.........................................................................   64

         Miscellaneous Contract Provisions..................................................................   65

PRINCIPAL UNDERWRITER.......................................................................................   66

FEDERAL TAX INFORMATION.....................................................................................   66

         Obtaining Tax Advice...............................................................................   66

         Payments Under Annuity Contracts Generally.........................................................   66

         Distributions under a Contract.....................................................................   67

         Penalty Taxes for Withdrawals......................................................................   68

         Estate Taxes; Tax Liability of Beneficiary for Death Benefit.......................................   69

         Withholding on Annuity Payments and Other Distributions............................................   69

         Diversification of Investments.....................................................................   69

         Owner Control......................................................................................   70

YOUR VOTING RIGHTS FOR MEETINGS OF THE UNDERLYING FUNDS.....................................................   70

FUNDING AND OTHER CHANGES WE MAY MAKE.......................................................................   71

PERFORMANCE INFORMATION FOR THE SUBACCOUNTS.................................................................   71

                                                                                                              PAGE
DEFINITIONS WE USE IN THIS PROSPECTUS.......................................................................   72

OUR STATEMENT OF ADDITIONAL INFORMATION.....................................................................   74

         Table of Contents of the Statement of Additional Information.......................................   74

         How to View the Statement of Additional Information................................................   74

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE WE MAY NOT LAWFULLY OFFER THE CONTRACTS FOR SALE. WE HAVE NOT AUTHORIZED ANY DEALER, SALESPERSON OR OTHER PERSON TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS ABOUT THE CONTRACTS OTHER THAN THOSE IN THIS PROSPECTUS. A PROSPECTIVE PURCHASER WHO RECEIVES UNAUTHORIZED INFORMATION OR REPRESENTATIONS MUST NOT RELY ON THEM TO MAKE ANY PURCHASE DECISION.

-------------------------------------------------------------------------------
                      TABLE OF ANNUAL FEES AND EXPENSES
-------------------------------------------------------------------------------

This information may assist you in understanding the various costs and expenses that an Owner will bear directly or indirectly. It reflects expenses of the Separate Account as well as the Underlying Funds. The tables below do not reflect any deductions for premium taxes or federal income tax expenses that are determined solely based on the amount of premiums received. We generally deduct any applicable premium taxes from your Account Balance on the Annuity Commencement Date or when proceeds are paid. We do not currently deduct any federal income tax expense.

Investment management and other expenses are deducted from amounts that the Separate Account invests in the Underlying Funds. The management fees of an Underlying Fund cannot be increased without the consent of its shareholders.

CONTRACTOWNER TRANSACTION EXPENSES
----------------------------------
Sales Load Imposed on Purchases                                                         None
Deferred Sales Load                                                                     None
Surrender Fee                                                                           None
Transfer Fee                                                                            None

ANNUAL CONTRACT FEE                                                                     None

SEPARATE ACCOUNT ANNUAL EXPENSES
---------------------------------
(as a percentage of average net assets)

Mortality and Expense Risk Charge                                                       0.47%
Account Fees and Expenses                                                               None
                                                                                        ----
Total Separate Account Annual Expenses                                                  0.47%
                                                                                        ====

UNDERLYING FUND ANNUAL EXPENSES AFTER WAIVERS/REIMBURSEMENTS
------------------------------------------------------------
(as a percentage of average net assets)

------------------------------------------------------------------------------------------------------------------
                                                                     DISTRIBUTION      OTHER         TOTAL ANNUAL
UNDERLYING FUND                                  MANAGEMENT FEE      (12b-1) FEE       EXPENSES      EXPENSES
------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP FUNDS
------------------------------------------------------------------------------------------------------------------
Income & Growth Fund                                  0.70%              None           None          0.70%
------------------------------------------------------------------------------------------------------------------
International Fund                                    1.26%              None           None          1.26%
------------------------------------------------------------------------------------------------------------------
Ultra Fund                                            1.00%              None           None          1.00%
------------------------------------------------------------------------------------------------------------------
Value Fund                                            0.97%              None           None          0.97%
------------------------------------------------------------------------------------------------------------------
Vista Fund                                            1.00%              None           None          1.00%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
BERGER IPT FUNDS:
------------------------------------------------------------------------------------------------------------------
Growth Fund(1)                                        0.75%              None           0.25%         1.00%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                     DISTRIBUTION      OTHER         TOTAL ANNUAL
UNDERLYING FUND                                  MANAGEMENT FEE      (12b-1) FEE       EXPENSES      EXPENSES
------------------------------------------------------------------------------------------------------------------
International Fund(2)                                 0.85%              None           0.35%         1.20%
------------------------------------------------------------------------------------------------------------------
Large Cap Growth Fund                                 0.75%              None           0.14%         0.89%
------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund(3)                               0.75%              0.25%         (0.05)%        0.95%
------------------------------------------------------------------------------------------------------------------
Mid Cap Value Fund(4)                                 0.75%              0.25%          0.20%         1.20%
------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund                             0.85%              None           0.13%         0.98%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
INVESCO VIF FUNDS:
------------------------------------------------------------------------------------------------------------------
Core Equity (formerly, Equity Income) Fund            0.75%              None           0.34%         1.09%
------------------------------------------------------------------------------------------------------------------
Dynamics Fund                                         0.75%              None           0.33%         1.08%
------------------------------------------------------------------------------------------------------------------
Financial Services Fund                               0.75%              None           0.32%         1.07%
------------------------------------------------------------------------------------------------------------------
Growth Fund(5)                                        0.85%              None           0.67%         1.52%
------------------------------------------------------------------------------------------------------------------
Health Sciences Fund                                  0.75%              None           0.31%         1.06%
------------------------------------------------------------------------------------------------------------------
High Yield Fund                                       0.60%              None           0.42%         1.02%
------------------------------------------------------------------------------------------------------------------
Real Estate Opportunity Fund(6)                       0.90%              None           0.48%         1.38%
------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund(7)                          0.75%              None           0.50%         1.25%
------------------------------------------------------------------------------------------------------------------
Technology Fund                                       0.75%              None           0.32%         1.07%
------------------------------------------------------------------------------------------------------------------
Telecommunications Fund                               0.75%              None           0.34%         1.09%
------------------------------------------------------------------------------------------------------------------
Total Return Fund(8)                                  0.75%              None           0.40%         1.15%
------------------------------------------------------------------------------------------------------------------
Utilities Fund(9)                                     0.60%              None           0.55%         1.15%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
PIMCO VIT PORTFOLIOS (ADMINISTRATIVE CLASS):(10)
------------------------------------------------------------------------------------------------------------------
Foreign Bond(11)                                      0.25%              None           0.65%         0.90%
------------------------------------------------------------------------------------------------------------------
High Yield(12)                                        0.25%              None           0.50%         0.75%
------------------------------------------------------------------------------------------------------------------
Long-Term U.S. Government(13)                         0.25%              None           0.40%         0.65%
------------------------------------------------------------------------------------------------------------------
Low Duration(14)                                      0.25%              None           0.44%         0.69%
------------------------------------------------------------------------------------------------------------------
Money Market(15)                                      0.15%              None           0.35%         0.50%
------------------------------------------------------------------------------------------------------------------
Real Return(16)                                       0.25%              None           0.41%         0.66%
------------------------------------------------------------------------------------------------------------------
Short-Term(17)                                        0.25%              None           0.36%         0.61%
------------------------------------------------------------------------------------------------------------------
StocksPLUS Growth and Income                          0.40%              None           0.27%         0.67%
------------------------------------------------------------------------------------------------------------------
Total Return(18)                                      0.25%              None           0.40%         0.65%
------------------------------------------------------------------------------------------------------------------
Total Return II(19)                                   0.25%              None           0.40%         0.65%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND:
------------------------------------------------------------------------------------------------------------------
Micro-Cap Portfolio(20)                               1.25%              None           0.10%         1.35%
------------------------------------------------------------------------------------------------------------------
Small-Cap Portfolio(21)                               1.00%              None           0.35%         1.35%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VARIABLE SERIES TRUST:
------------------------------------------------------------------------------------------------------------------
Third Avenue Value Portfolio                          0.90%              None           0.40%         1.30%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
------------------------------------------------------------------------------------------------------------------
Active International Allocation Portfolio(22)         0.27%              None           0.88%         1.15%
------------------------------------------------------------------------------------------------------------------
Core Plus Fixed Income Portfolio(23)                  0.39%              None           0.31%         0.70%
------------------------------------------------------------------------------------------------------------------
Emerging Markets Debt Portfolio                       0.80%              None           0.37%         1.17%
------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity Portfolio(24)                 0.98%              None           0.87%         1.85%
------------------------------------------------------------------------------------------------------------------
Global Value Equity Portfolio(25)                     0.67%              None           0.48%         1.15%
------------------------------------------------------------------------------------------------------------------
International Magnum Portfolio(26)                    0.62%              None           0.54%         1.16%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                     DISTRIBUTION      OTHER         TOTAL ANNUAL
UNDERLYING FUND                                  MANAGEMENT FEE      (12b-1) FEE       EXPENSES      EXPENSES
------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Portfolio(27)                          0.41%              None           0.64%         1.05%
------------------------------------------------------------------------------------------------------------------
Mid Cap Value Portfolio(28)                           0.70%              None           0.35%         1.05%
------------------------------------------------------------------------------------------------------------------
Technology Portfolio(29)                              0.66%              None           0.51%         1.17%
------------------------------------------------------------------------------------------------------------------
U.S. Real Estate Portfolio(30)                        0.75%              None           0.35%         1.10%
------------------------------------------------------------------------------------------------------------------
Value Portfolio(31)                                   0.47%              None           0.38%         0.85%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
DELAWARE VIP TRUST:
------------------------------------------------------------------------------------------------------------------
Balanced Series(32)                                   0.65%              0.15%          0.08%         0.88%
------------------------------------------------------------------------------------------------------------------
Emerging Markets Series(33)                           1.25%              0.15%          0.20%         1.60%
------------------------------------------------------------------------------------------------------------------
Growth Opportunities Series(34)                       0.73%              0.15%          0.12%         1.00%
------------------------------------------------------------------------------------------------------------------
High Yield Series(35)                                 0.65%              0.15%          0.14%         0.94%
------------------------------------------------------------------------------------------------------------------
International Value Equity Series(36)                 0.79%              0.15%          0.16%         1.10%
------------------------------------------------------------------------------------------------------------------
Large Cap Value Series(37)                            0.60%              0.15%          0.08%         0.83%
------------------------------------------------------------------------------------------------------------------
REIT Series(38)                                       0.71%              0.15%          0.14%         1.00%
------------------------------------------------------------------------------------------------------------------
Select Growth Series(39)                              0.72%              0.15%          0.13%         1.00%
------------------------------------------------------------------------------------------------------------------
Small Cap Value Series(40)                            0.73%              0.15%          0.11%         0.99%
------------------------------------------------------------------------------------------------------------------
Social Awareness Series(41)                           0.75%              0.15%          0.10%         1.00%
------------------------------------------------------------------------------------------------------------------
Trend Series(42)                                      0.69%              0.15%          0.16%         1.00%
------------------------------------------------------------------------------------------------------------------
U.S. Growth Series(43)                                0.54%              0.15%          0.21%         0.90%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
NAVELLIER VARIABLE INSURANCE SERIES FUND, INC.:
------------------------------------------------------------------------------------------------------------------
Navellier Growth Portfolio(44)                        0.85%              None           0.65%         1.50%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
SCUDDER VIT FUNDS:
------------------------------------------------------------------------------------------------------------------
EAFE(R) Equity Index Fund(45)                         0.45%              0.25%          0.20%         0.90%
------------------------------------------------------------------------------------------------------------------
Equity 500 Index Fund(46)                             0.20%              0.25%          0.10%         0.55%
------------------------------------------------------------------------------------------------------------------
Small Cap Index Fund(47)                              0.35%              0.25%          0.10%         0.70%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST:
------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income VCT Portfolio                   0.65%              0.25%          0.12%         1.02%
------------------------------------------------------------------------------------------------------------------
Pioneer Europe VCT Portfolio(48)                      1.00%              0.25%          1.97%         3.22%
------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio                            0.65%              0.25%          0.14%         1.04%
------------------------------------------------------------------------------------------------------------------
Pioneer High Yield VCT Portfolio(49)                  0.65%              0.25%          0.57%         1.47%
------------------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value VCT Portfolio                   0.65%              0.25%          0.21%         1.11%
------------------------------------------------------------------------------------------------------------------
Pioneer Small Cap Value VCT Portfolio(50)             0.75%              0.25%          0.50%         1.50%
------------------------------------------------------------------------------------------------------------------
Pioneer Real Estate Shares VCT Portfolio              0.80%              0.25%          0.47%         1.52%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
SAFECO RESOURCE SERIES TRUST:
------------------------------------------------------------------------------------------------------------------
Equity Portfolio                                      0.74%              None           0.04%         0.78%
------------------------------------------------------------------------------------------------------------------
Growth Opportunities Portfolio                        0.74%              None           0.04%         0.78%
------------------------------------------------------------------------------------------------------------------
Northwest Portfolio                                   0.74%              None           0.07%         0.81%
------------------------------------------------------------------------------------------------------------------
Bond Portfolio                                        0.74%              None           0.08%         0.82%
------------------------------------------------------------------------------------------------------------------
Money Market Portfolio                                0.65%              None           0.13%         0.78%
------------------------------------------------------------------------------------------------------------------
Small Company Value Portfoli(51)                      0.85%              None           0.11%         0.96%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                     DISTRIBUTION      OTHER         TOTAL ANNUAL
UNDERLYING FUND                                  MANAGEMENT FEE      (12b-1) FEE       EXPENSES      EXPENSES
------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST:
------------------------------------------------------------------------------------------------------------------
Aggressive Growth Portfolio(52)                       0.00%              0.25%          1.02%         1.27%
------------------------------------------------------------------------------------------------------------------
Comstock Portfolio                                    0.60%              0.25%          0.19%         1.04%
------------------------------------------------------------------------------------------------------------------
Emerging Growth Portfolio                             0.69%              0.25%          0.07%         1.01%
------------------------------------------------------------------------------------------------------------------
Government Portfolio(53)                              0.39%              0.25%          0.21%         0.85%
------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                           0.60%              0.25%          0.15%         1.00%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST:
------------------------------------------------------------------------------------------------------------------
Blue Chip Portfolio(54)                               0.00%              None           1.16%         1.16%
------------------------------------------------------------------------------------------------------------------
Emerging Growth Portfolio(55)                         0.86%              None           0.39%         1.25%
------------------------------------------------------------------------------------------------------------------
Emerging Markets Portfolio(56)                        0.76%              None           0.64%         1.40%
------------------------------------------------------------------------------------------------------------------
Global Post-Venture Capital Portfolio(57)             1.04%              None           0.36%         1.40%
------------------------------------------------------------------------------------------------------------------
Global Technology Portfolio(58)                       0.78%              None           0.87%         1.65%
------------------------------------------------------------------------------------------------------------------
International Focus Portfolio                         1.00%              None           0.30%         1.30%
------------------------------------------------------------------------------------------------------------------
Large Cap Value Portfolio(59)                         0.51%              None           0.49%         1.00%
------------------------------------------------------------------------------------------------------------------
Small Cap Value Portfolio(60)                         0.94%              None           0.41%         1.35%
------------------------------------------------------------------------------------------------------------------


(1) Under a written contract, the Berger IPT - Growth Fund's investment advisor waives its fee and reimburses the Fund to the extent that, at any time during the life of the Fund, the Fund's annual operating expenses exceed 1.00%. Absent this contract, Total Annual Expenses would have been 1.08%. The contract may not be terminated or amended except by a vote of the Fund's Board of Trustees.

(2) Under a written contract, the Berger IPT - International Fund's investment advisor waives its fee and reimburses the Fund to the extent that, at any time during the life of the Fund, the Fund's annual operating expenses exceed 1.20%. Absent this contract, Total Annual Expenses would have been 1.60%. The contract may not be terminated or amended except by a vote of the Fund's Board of Trustees.

(3) The Berger IPT - Large Cap Value Fund's expenses are based on estimates for the Fund's first year of operations. Pursuant to a written agreement, the Fund's investment adviser waives its fee and reimburses the Fund to the extent that, at any time during the life of the Fund, the Fund's Total Annual Expenses exceed 0.95% of the daily net assets during the fiscal year. Absent this agreement, Total Annual Expenses are estimated to be 1.31%. The agreement may not be terminated until December 31, 2002.

(4) The Berger IPT - Mid Cap Value Fund's expenses are based on estimates for the Fund's first year of operations. Pursuant to a written agreement, the Fund's investment adviser waives its fee and reimburses the Fund to the extent that, at any time during the life of the Fund, the Fund's Total Annual Expenses exceed 1.20% of the daily net assets during the fiscal year. Absent this agreement, Total Annual Expenses are estimated to be 1.33%. The agreement may not be terminated until December 31, 2002.

(5) Certain expenses of the Growth Fund were absorbed voluntarily by INVESCO Funds Group, Inc., the Fund's investment adviser ("INVESCO"), pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. Before absorption, and excluding any expense offset arrangements, the Fund's Total Annual Expenses for the fiscal year ended December 31, 2001 were 2.32% of the Fund's average net assets.

(6) Certain expenses of the Real Estate Opportunity Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. Before absorption, and excluding any expense offset arrangements, the Fund's Total Annual Expenses for the fiscal year ended December 31, 2001 were 2.70% of the Fund's average net assets.

(7) Certain expenses of the Small Company Growth Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. Before absorption, and excluding any expense offset arrangements, the Fund's Total Annual Expenses for the fiscal year ended December 31, 2001 were 1.29% of the Fund's average net assets.

(8) Certain expenses of the Total Return Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. Before absorption, and excluding any expense offset arrangements, the Fund's Total Annual Expenses for the fiscal year ended December 31, 2001 were 1.31% of the Fund's average net assets.

(9) Certain expenses of the Utilities Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. Before absorption, and excluding any expense offset arrangements, the Fund's Total Annual Expenses for the fiscal year ended December 31, 2001 were 1.37% of the Fund's average net assets.

(10) Fifteen basis points of each PIMCO VIT Portfolio's "Other Expenses" constitutes a "service fee," which is used to reimburse financial intermediaries that provide certain administrative services to the Portfolios. The service fee also is used to reimburse service providers for services in connection with the administration of plans or programs that use the Portfolios as their funding medium and for related expenses.

(11) Pacific Investment Management Company LLC ("PIMCO"), the Portfolio's investment adviser, has contractually agreed to reduce "Total Annual Expenses" to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.90%. Absent this agreement, "Other Expenses" and "Total Annual Expenses" would have been 0.66% and 0.91%, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(12) PIMCO has contractually agreed to reduce "Total Annual Expenses" to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.75%. Absent this agreement, "Other Expenses" and "Total Annual Expenses" would have been 0.51% and 0.76%, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(13) PIMCO has contractually agreed to reduce "Total Annual Expenses" to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.65%. Absent this agreement, "Other Expenses" and "Total Annual Expenses" would have been 0.41% and 0.66%, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(14) PIMCO has contractually agreed to reduce "Total Annual Expenses" to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.65%. Absent this agreement, "Other Expenses" and "Total Annual Expenses" would have been 0.45% and 0.70%, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Excluding interest expense, "Total Annual Expenses" were 0.65% after waiver and reimbursement.

(15) PIMCO has contractually agreed to reduce "Total Annual Expenses" to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.50%. Absent this agreement, "Other Expenses" and "Total Annual Expenses" would have been 0.36% and 0.51%, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(16) PIMCO has contractually agreed to reduce "Total Annual Expenses" to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.65%. Absent this agreement, "Other Expenses" and "Total Annual Expenses" would have been 0.42% and 0.67%, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Excluding interest expense, "Total Annual Expenses" were 0.65% after waiver and reimbursement.

(17) PIMCO has contractually agreed to reduce "Total Annual Expenses" to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.60%. Absent this agreement, "Other Expenses" and "Total Annual Expenses" would have been 0.37% and 0.62%, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Excluding interest expense, "Total Annual Expenses" were 0.60% after waiver and reimbursement.

(18) PIMCO has contractually agreed to reduce "Total Annual Expenses" to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.65%. Absent this agreement, "Other Expenses" and "Total Annual Expenses" would have been 0.41% and 0.66%, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(19) PIMCO has contractually agreed to reduce "Total Annual Expenses" to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.65%. Absent this agreement, "Other Expenses" and "Total Annual Expenses" would have been 0.41% and 0.66%, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(20) Royce & Associates, Inc. ("Royce"), the Fund's investment adviser, has contractually agreed to waive its fee to the extent necessary to maintain the Fund's Total Annual Expenses at or below 1.35% through December 31, 2001. Absent this waiver, Total Annual Expenses would have been 1.42%.

(21) Royce has contractually agreed to waive its fee and reimburse expenses to the extent necessary to maintain the Fund's Total Annual Expenses at or below 1.35% through December 31, 2001 and 2.99% through December 31, 2010. Absent this waiver and reimbursement, Total Annual Expenses would have been 2.20%.

(22) Van Kampen, the Portfolio's adviser, has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio, so that total annual operating expenses of the Portfolio will not exceed 1.15% of its daily average net assets. Absent this agreement, Total Annual Expenses would have been 1.68%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.

(23) Van Kampen, the Portfolio's adviser, has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio, so that total annual operating expenses of the Portfolio will not exceed 0.70% of its daily average net assets. Absent this agreement, Total Annual Expenses would have been 0.71%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.

(24) Van Kampen, the Portfolio's adviser, has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio, so that total annual operating expenses of the Portfolio will not exceed 1.75% of its daily average net assets. Absent this agreement, Total Annual Expenses would have been 2.12%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.

(25) Van Kampen, the Portfolio's adviser, has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio, so that total annual operating expenses of the Portfolio will not exceed 1.15% of its daily average net assets. Absent this agreement, Total Annual Expenses would have been 1.28%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.

(26) Van Kampen, the Portfolio's adviser, has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio, so that total annual operating expenses of the Portfolio will not exceed 1.15% of its daily average net assets. Absent this agreement, Total Annual Expenses would have been 1.34%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.

(27) Van Kampen, the Portfolio's adviser, has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio, so that total annual operating expenses of the Portfolio will not exceed 1.05% of its daily average net assets. Absent this agreement, Total Annual Expenses would have been 1.39%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.

(28) Van Kampen, the Portfolio's adviser, has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio, so that total annual operating expenses of the Portfolio will not exceed 1.05% of its daily average net assets. Absent this agreement, Total Annual Expenses would have been 1.10%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.

(29) Van Kampen, the Portfolio's adviser, has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio, so that total annual operating expenses of the Portfolio will not exceed 1.15% of its daily average net assets. Absent this agreement, Total Annual Expenses would have been 1.31%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.

(30) Van Kampen, the Portfolio's adviser, has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio, so that total annual operating expenses of the Portfolio will not exceed 1.10% of its daily average net assets. Absent this agreement, Total Annual Expenses would have been 1.15%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.

(31) Van Kampen, the Portfolio's adviser, has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio, so that total annual operating expenses of the Portfolio will not exceed 0.85% of its daily average net assets. Absent this agreement, Total Annual Expenses would have been 0.93%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.

(32) The investment advisor for the Delaware VIP Balanced Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor agreed to waive its management fee and/or reimburse the Series for expenses so that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.80%. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses so that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.80%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%).

(33) The investment advisor for the Delaware VIP Emerging Markets Series is Delaware International Advisers Ltd. ("DIAL"). For the period May 1, 2001 through April 30, 2002, the advisor agreed to waive its management fee and/or reimburse the Series for expenses so that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 1.50%. Effective May 1, 2002 through April 30, 2003, DIAL has contractually agreed to waive its management fee and/or reimburse the Series for expenses so that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 1.50%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 1.25% on the first $500 million, 1.20% on the next $500 million, 1.15% on the next $1,500 million, 1.10% on assets in excess of $2,500 million, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%).

(34) The investment advisor for the Delaware VIP Growth Opportunities Series is DMC. For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses so that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.85%. Without such an arrangement, the total operating expenses for the Series would have been 1.02% for the fiscal year 2001 (including 12b-1 fees). Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses so that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.90%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%).

(35) The investment advisor for the Delaware VIP High Yield Series is DMC. For the period May 1, 2001 through April 30, 2002, the advisor agreed to waive its management fee and/or reimburse the Series for expenses so that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.80%. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses so that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.80%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%).

(36) The investment advisor for the Delaware VIP International Value Equity Series is DIAL. For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses so that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.95%. Without such an arrangement, the total operating expenses for the Series would have been 1.16% for the fiscal year 2001 (including 12b-1 fees). Effective May 1, 2002 through April 30, 2003, DIAL has contractually agreed to waive its management fee and/or reimburse the Series for expenses so that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 1.00%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.85% on the first $500 million, 0.80% on the next $500 million, 0.75% on the next $1,500 million, 0.70% on assets in excess of $2,500 million, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%).

(37) The investment advisor for the Delaware VIP Large Cap Value Series is DMC. For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses so that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.80%. Without such an arrangement, the total operating expenses for the Series would have been 0.88% for the fiscal year 2001 (including 12b-1 fees). Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses so that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.80%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million, all per year. DMC has voluntarily elected to waive its management fee for this Series to 0.60% indefinitely. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%).

(38) The investment advisor for the Delaware VIP REIT Series is DMC. For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses so that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.85%. Without such an arrangement, the total operating expenses for the Series would have been 1.04% for the fiscal year 2001 (including 12b-1 fees). Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses so that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%).

(39) The investment advisor for the Delaware VIP Select Growth Series is DMC. For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses so that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.85%. Without such an arrangement, the total operating expenses for the Series would have been 1.03% for the fiscal year 2001 (including 12b-1 fees). Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses so that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.90%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%).

(40) The investment advisor for the Delaware VIP Small Cap Value Series is DMC. For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses so that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.85%. Without such an arrangement, the total operating expenses for the Series would have been 1.01% for the fiscal year 2001 (including 12b-1 fees). Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses so that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%).

(41) The investment advisor for the Delaware VIP Social Awareness Series is DMC. For the period May 1, 2001 through April 30, 2002, the advisor agreed to waive its management fee and/or reimburse the Series for expenses so that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.85%. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses so that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.85%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%).

(42) The investment advisor for the Delaware VIP Trend Series is Delaware DMC. For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses so that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.85%. Without such an arrangement, the total operating expenses for the Series would have been 1.05% for the fiscal year 2001 (including 12b-1 fees). Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses so that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%).

(43) The investment advisor for the Delaware VIP US Growth Series is DMC. For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses so that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.75%. Without such an arrangement, the total operating expenses for the Series would have been 1.01% for the fiscal year 2001 (including 12b-1 fees). Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses so that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.80%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%).

(44) The Portfolio's adviser has agreed to reimburse the expenses of the Portfolio until Total Annual Expenses are at or below 1.50%. Absent this expense reimbursement arrangement, Total Annual Expenses would have been 3.24%. This arrangement is subject to termination at any time without notice to shareholders. Other Expenses include 0.25%, which was paid to the Portfolio's adviser as compensation for providing administrative services.

(45) Total Annual Expenses before fee waiver and/or expense reimbursements would have been 1.05%.

(46) Total Annual Expenses before fee waiver and/or expense reimbursements would have been 0.56%.

(47) Total Annual Expenses before fee waiver and/or expense reimbursements would have been 0.88%.

(48) The expenses in the table above reflect the expense limitation in effect through December 31, 2002 under which Pioneer Investment Management, Inc. ("Pioneer") has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.50% of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. Absent this limitation, Total Annual Expenses would have been 4.57%.

(49) The expenses in the table above reflect the expense limitation in effect through December 31, 2002 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.25% of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. Absent this limitation, Total Annual Expenses would have been 1.50%.

(50) The expenses in the table above reflect the expense limitation in effect through December 31, 2002 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.25% of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. Absent this limitation, Total Annual Expenses would have been 78.09%. Pioneer may subsequently recover reimbursed expenses (within three years of being incurred) from the portfolio if the expense ratio of the Class I shares is less than the expense limitation of the Class I shares. Each class will reimburse Pioneer no more than the amount by which that class' expenses were reduced.

(51) During the fiscal year ended December 31, 2001, and when the Portfolio's net assets were below $20 million, SAFECO Asset Management Company, the adviser, paid or reimbursed the Portfolio's "Other Expenses" which exceeded 0.10% of the Portfolio's average annual net assets. Without this payment or reimbursement, the Portfolio's actual "Total Annual Expenses" for the year ended December 31, 2001 would have been 1.09%. When the Portfolio's net assets exceeded $20 million, the Portfolio was charged for all operating expenses.

(52) Van Kampen Asset Management, Inc. ("VKAM"), the Aggressive Growth Portfolio's adviser, voluntarily assumed certain expenses and waived certain fees. Absent this arrangement, Management Fees, Other Expenses and Total Annual Expenses would have been 0.75%, 6.95% and 7.95%, respectively.

(53) VKAM, the Government Portfolio's adviser, voluntarily assumed certain expenses and waived certain fees. Absent this arrangement, Management Fees, Other Expenses and Total Annual Expenses would have been 0.50%, 0.21% and 0.96%, respectively.

(54) Certain of the Blue Chip Portfolio's service providers have voluntarily agreed to reimburse expenses or waive their fees. Absent these arrangements, Management Fees would be 0.75% and Other Expenses and Total Annual Expenses are estimated to be 5.27% and 6.02%, respectively, for the fiscal year ending December 31, 2002. These arrangements may be discontinued at any time.

(55) Certain of the Emerging Growth Portfolio's service providers have voluntarily agreed to reimburse expenses or waive their fees. Absent these arrangements, Management Fees and Total Annual Expenses would have been 0.90% and 1.29%, respectively. These arrangements may be discontinued at any time.

(56) Certain of the Emerging Markets Portfolio's service providers have voluntarily agreed to reimburse expenses or waive their fees. Absent these arrangements, Management Fees and Total Annual Expenses would have been 1.25% and 1.89%, respectively. These arrangements may be discontinued at any time.

(57) Certain of the Global Post-Venture Capital Portfolio's service providers have voluntarily agreed to reimburse expenses or waive their fees. Absent these arrangements, Management Fees and Total Annual Expenses would have been 1.25% and 1.61%, respectively. These arrangements may be discontinued at any time.

(58) Certain of the Global Technology Portfolio's service providers have voluntarily agreed to reimburse expenses and waive their fees. Absent these arrangements, Management Fees would be 1.00% and Total Annual Expenses are estimated to be 1.87% for the fiscal year ending December 31, 2002. These arrangements may be discontinued at any time.

(59) Certain of the Large Cap Value Portfolio's service providers have voluntarily agreed to reimburse expenses or waive their fees. Absent these arrangements, Management Fees and Total Annual Expenses would have been 0.75% and 1.24%, respectively. These arrangements may be discontinued at any time.

(60) Certain of the Small Cap Value Portfolio's service providers have voluntarily agreed to reimburse expenses or waive their fees. Absent these arrangements, Management Fees would be 0.95% and Other Expenses and Total Annual Expenses are estimated to be 0.49% and 1.44%, respectively, for the fiscal year ending December 31, 2002. These arrangements may be discontinued at any time.

EXAMPLES
-------------------------------------------------------------------------------

The examples below show the expenses that you would pay, assuming a $1,000 investment and a 5% annual rate of return on assets. We do not impose a surrender charge when you make a withdrawal of Account Balance. As a result, the expenses would be the same whether or not you surrender the Account Balance or commence Annuity Payments at the end of the applicable time period.

------------------------------------------------------------------------------------------------------------
SUBACCOUNT                                                 1 YEAR      3 YEARS      5 YEARS      10 YEARS
------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP SUBACCOUNTS:
------------------------------------------------------------------------------------------------------------
Income & Growth                                               $12          $36          $63          $139
------------------------------------------------------------------------------------------------------------
International                                                 $17          $54          $92          $201
------------------------------------------------------------------------------------------------------------
Ultra                                                         $15          $46          $79          $173
------------------------------------------------------------------------------------------------------------
Value                                                         $14          $45          $77          $169
------------------------------------------------------------------------------------------------------------
Vista                                                         $15          $46          $79          $173
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
SUBACCOUNT                                                 1 YEAR      3 YEARS      5 YEARS      10 YEARS
------------------------------------------------------------------------------------------------------------
BERGER IPT SUBACCOUNTS:
------------------------------------------------------------------------------------------------------------
Growth                                                        $15          $46          $79          $173
------------------------------------------------------------------------------------------------------------
International                                                 $17          $52          $89          $194
------------------------------------------------------------------------------------------------------------
Large Cap Growth                                              $14          $42          $73          $161
------------------------------------------------------------------------------------------------------------
Large Cap Value                                               $14          $44          $76          $167
------------------------------------------------------------------------------------------------------------
Mid Cap Value                                                 $17          $52          $89          $194
------------------------------------------------------------------------------------------------------------
Small Company Growth                                          $15          $45          $78          $170
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
INVESCO VIF SUBACCOUNTS:
------------------------------------------------------------------------------------------------------------
Core Equity (formerly, Equity Income) Fund                    $16          $48          $84          $183
------------------------------------------------------------------------------------------------------------
Dynamics                                                      $16          $48          $83          $181
------------------------------------------------------------------------------------------------------------
Financial Services                                            $15          $48          $83          $180
------------------------------------------------------------------------------------------------------------
Growth                                                        $20          $62         $106          $228
------------------------------------------------------------------------------------------------------------
Health Sciences                                               $15          $48          $82          $179
------------------------------------------------------------------------------------------------------------
High Yield                                                    $15          $46          $80          $175
------------------------------------------------------------------------------------------------------------
Real Estate Opportunity                                       $19          $57          $99          $214
------------------------------------------------------------------------------------------------------------
Small Company Growth                                          $17          $53          $92          $200
------------------------------------------------------------------------------------------------------------
Technology                                                    $15          $48          $83          $180
------------------------------------------------------------------------------------------------------------
Telecommunications                                            $16          $48          $84          $183
------------------------------------------------------------------------------------------------------------
Total Return Fund                                             $16          $50          $87          $189
------------------------------------------------------------------------------------------------------------
Utilities Fund                                                $16          $50          $87          $189
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
PIMCO VIT SUBACCOUNTS:
------------------------------------------------------------------------------------------------------------
Foreign Bond                                                  $14          $43          $74          $162
------------------------------------------------------------------------------------------------------------
High Yield                                                    $12          $38          $66          $145
------------------------------------------------------------------------------------------------------------
Long-Term U.S. Government                                     $11          $35          $61          $134
------------------------------------------------------------------------------------------------------------
Low Duration                                                  $12          $36          $63          $138
------------------------------------------------------------------------------------------------------------
Money Market                                                  $10          $30          $53          $117
------------------------------------------------------------------------------------------------------------
Real Return                                                   $11          $35          $61          $135
------------------------------------------------------------------------------------------------------------
Short-Term                                                    $11          $34          $58          $129
------------------------------------------------------------------------------------------------------------
StocksPLUS Growth and Income                                  $11          $36          $62          $136
------------------------------------------------------------------------------------------------------------
Total Return                                                  $11          $35          $61          $134
------------------------------------------------------------------------------------------------------------
Total Return II                                               $11          $35          $61          $134
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL SUBACCOUNTS:
------------------------------------------------------------------------------------------------------------
Micro-Cap                                                     $18          $56          $97          $210
------------------------------------------------------------------------------------------------------------
Small-Cap                                                     $18          $56          $97          $210
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
THIRD AVENUE SUBACCOUNT:
------------------------------------------------------------------------------------------------------------
Value                                                         $18          $55          $94          $205
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL SUBACCOUNTS:
------------------------------------------------------------------------------------------------------------
Active International Allocation                               $16          $50          $87          $189
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
SUBACCOUNT                                                 1 YEAR      3 YEARS      5 YEARS      10 YEARS
------------------------------------------------------------------------------------------------------------
Core Plus Fixed Income                                        $12          $36          $63          $139
------------------------------------------------------------------------------------------------------------
Emerging Markets Debt                                         $16          $51          $88          $191
------------------------------------------------------------------------------------------------------------
Emerging Markets Equity                                       $23          $71         $122          $262
------------------------------------------------------------------------------------------------------------
Global Value Equity                                           $16          $50          $87          $189
------------------------------------------------------------------------------------------------------------
International Magnum                                          $16          $51          $87          $190
------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                                $15          $47          $81          $178
------------------------------------------------------------------------------------------------------------
Mid Cap Value                                                 $15          $47          $81          $178
------------------------------------------------------------------------------------------------------------
Technology                                                    $16          $51          $88          $191
------------------------------------------------------------------------------------------------------------
U.S. Real Estate                                              $16          $49          $84          $184
------------------------------------------------------------------------------------------------------------
Value                                                         $13          $41          $71          $156
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
DELAWARE VIP SUBACCOUNTS:
------------------------------------------------------------------------------------------------------------
Balanced                                                      $14          $42          $73          $159
------------------------------------------------------------------------------------------------------------
Emerging Markets                                              $21          $64         $110          $237
------------------------------------------------------------------------------------------------------------
Growth Opportunities                                          $15          $46          $79          $173
------------------------------------------------------------------------------------------------------------
High Yield                                                    $14          $44          $76          $166
------------------------------------------------------------------------------------------------------------
International Value Equity                                    $16          $49          $84          $184
------------------------------------------------------------------------------------------------------------
Large Cap Value                                               $13          $40          $70          $154
------------------------------------------------------------------------------------------------------------
REIT                                                          $15          $46          $79          $173
------------------------------------------------------------------------------------------------------------
Select Growth                                                 $15          $46          $79          $173
------------------------------------------------------------------------------------------------------------
Small Cap Value                                               $15          $45          $78          $172
------------------------------------------------------------------------------------------------------------
Social Awareness                                              $15          $46          $79          $173
------------------------------------------------------------------------------------------------------------
Trend                                                         $15          $46          $79          $173
------------------------------------------------------------------------------------------------------------
U.S. Growth                                                   $14          $43          $74          $162
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
NAVELLIER VARIABLE INSURANCE SERIES SUBACCOUNTS:
------------------------------------------------------------------------------------------------------------
Navellier Growth                                              $20          $61         $105          $226
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
SCUDDER VIT SUBACCOUNTS:
------------------------------------------------------------------------------------------------------------
EAFE(R) Equity Index                                          $14          $43          $74          $162
------------------------------------------------------------------------------------------------------------
Equity 500 Index                                              $10          $32          $55          $122
------------------------------------------------------------------------------------------------------------
Small Cap Index                                               $12          $36          $63          $139
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS SUBACCOUNTS:
------------------------------------------------------------------------------------------------------------
Pioneer Equity Income                                         $15          $46          $80          $175
------------------------------------------------------------------------------------------------------------
Pioneer Europe                                                $37         $112         $189          $392
------------------------------------------------------------------------------------------------------------
Pioneer Fund                                                  $15          $47          $81          $177
------------------------------------------------------------------------------------------------------------
Pioneer High Yield                                            $19          $60         $103          $223
------------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value                                         $16          $49          $85          $185
------------------------------------------------------------------------------------------------------------
Pioneer Small Cap Value                                       $20          $61         $105          $226
------------------------------------------------------------------------------------------------------------
Pioneer Real Estate Shares                                    $20          $62         $106          $228
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
SAFECO RESOURCE SERIES SUBACCOUNTS:
------------------------------------------------------------------------------------------------------------
Equity                                                        $13          $39          $67          $148
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
SUBACCOUNT                                                 1 YEAR      3 YEARS      5 YEARS      10 YEARS
------------------------------------------------------------------------------------------------------------
Growth Opportunities                                          $13          $39          $67          $148
------------------------------------------------------------------------------------------------------------
Northwest                                                     $13          $40          $69          $152
------------------------------------------------------------------------------------------------------------
Bond                                                          $13          $40          $69          $153
------------------------------------------------------------------------------------------------------------
Money Market                                                  $13          $39          $67          $148
------------------------------------------------------------------------------------------------------------
Small Company Value                                           $14          $44          $77          $168
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT SUBACCOUNTS:
------------------------------------------------------------------------------------------------------------
Aggressive Growth                                             $17          $54          $93          $202
------------------------------------------------------------------------------------------------------------
Comstock                                                      $15          $47          $81          $177
------------------------------------------------------------------------------------------------------------
Emerging Growth                                               $15          $46          $79          $174
------------------------------------------------------------------------------------------------------------
Government                                                    $13          $41          $71          $156
------------------------------------------------------------------------------------------------------------
Growth and Income                                             $15          $46          $79          $173
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
CREDIT SUISSE SUBACCOUNTS:
------------------------------------------------------------------------------------------------------------
Blue Chip                                                     $16          $51          $87          $190
------------------------------------------------------------------------------------------------------------
Emerging Growth                                               $17          $53          $92          $200
------------------------------------------------------------------------------------------------------------
Emerging Markets                                              $19          $58         $100          $216
------------------------------------------------------------------------------------------------------------
Global Post-Venture Capital                                   $19          $58         $100          $216
------------------------------------------------------------------------------------------------------------
Global Technology                                             $21          $65         $112          $242
------------------------------------------------------------------------------------------------------------
International Focus                                           $18          $55          $94          $205
------------------------------------------------------------------------------------------------------------
Large Cap Value                                               $15          $46          $79          $173
------------------------------------------------------------------------------------------------------------
Small Cap Value                                               $18          $55          $94          $204
------------------------------------------------------------------------------------------------------------


The purpose of these examples is to assist you in understanding the various costs and expenses that you will pay, directly or indirectly, under a Contract. They illustrate the combined effect of all current charges but do not include premium taxes. The examples should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

We assumed a 5% annual rate of return in the examples for illustration purposes. The 5% rate does not represent and is not a guarantee of the Subaccounts' future investment performance.

ACCUMULATION UNIT VALUES FOR THE SUBACCOUNTS
-------------------------------------------------------------------------------

As of the date of this Prospectus, the Subaccounts of the Separate Account being offered by this Prospectus had not commenced operations and, therefore, there was no Accumulation Unit value information to report. In the future, this Prospectus will contain information about the Accumulation Unit values of each of these Subaccounts. Accumulation Unit values reflect, among other things, the investment performance and expenses of the Underlying Funds.

-------------------------------------------------------------------------------
                                     SUMMARY
-------------------------------------------------------------------------------

The references in this Summary direct you to particular sections in the Prospectus where you will find more detailed explanations. You will find definitions at the end of this Prospectus under "Definitions We Use in This Prospectus."

OUR CONTRACTS
-------------------------------------------------------------------------------

A Contract allows you to accumulate assets for retirement. If you are an individual (not a corporation, for example), you make Contributions to a Contract with "after-tax" dollars. In other words, you may not deduct or exclude the amount of the Contributions from your income for Federal income tax purposes. If you are an individual, you do not pay Federal taxes on the earnings on Contributions to a Contract until you begin to receive Annuity Payments or otherwise withdraw all or a portion of your Account Balance, in most circumstances. Refer to "Federal Tax Information".

IMPORTANT INFORMATION CONCERNING YOUR CONTRACT
-------------------------------------------------------------------------------

- You can only purchase the Contract and you can only access documents relating to the Contract and the Underlying Funds electronically. You have no right, under any circumstances, to receive paper documents from us. The only way to get paper copies is to print them from your computer.

- Regular and continuous Internet access is required to access all documents relating to the Contract and the Underlying Funds. You should not invest if you do not have regular and continuous Internet access.

- You can withdraw your consent to our delivering documents electronically. However, withdrawal of consent will terminate our relationship resulting in a surrender of your Contract. Your withdrawal of consent will become effective immediately after our delivery of the confirmation of your surrender transaction.

- There may be adverse tax consequences when you surrender your Contract. The taxable portion of the surrender proceeds will be subject to ordinary income tax and may be subject to a 10% tax penalty. You can avoid these potential adverse tax consequences by making a tax-free exchange of your Contract to another annuity contract in accordance with Section 1035 of the Internal Revenue Code. Consult your tax adviser.

- Current prospectuses and all required reports for the Contract and the Underlying Funds are available at our Website. You should visit the Website regularly. If you do not, you will not be aware of the availability of certain materials relating to your Contract. We post updated prospectuses for the Contract and the Underlying Funds on our Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website, which you should visit regularly. We post Annual Reports and Semi-Annual Reports on our Website on or about March 1 and September 1, respectively, each year. For your reference, we archive out-of-date Contract prospectuses. We have no present intention of deleting any archived Contract prospectus, however, we reserve the right to do so at any time upon 30 days' notice to your Personal File. Underlying Fund prospectuses will be available for 30 days after the subsequent May 1 annual update. Underlying Fund Annual and Semi-Annual Reports will be available for 30 days after the subsequent March 1 annual update. You will not have electronic access through our Website to Underlying Fund prospectuses or Annual and Semi-Annual Reports after we remove them from the Website. Accordingly, you should consider printing them before they are removed.

- We will deliver all other documents electronically to your Personal File. Your Personal File is an electronic folder through which you can access personal documents relating to your Contract, such as transaction confirmations, proxy statements, periodic account statements and other personal correspondence. You create your Personal File at the time you purchase the Contract and we maintain it for you at our Website. You bear the risk of loss if unauthorized persons obtain your user ID and password and conduct any transactions on your behalf.

However, you can reduce this risk by checking your Personal File regularly which will give you an opportunity to prevent multiple fraudulent transactions. We deliver transaction confirmations at or before the completion of your transactions. We deliver account statements on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year). Under certain circumstances, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Proxy statements and other correspondence may be delivered at any time.

- You should regularly check your Personal File as you will have no other guaranteed means of knowing that information has been delivered to your Personal File. We may, from time to time, notify you by e-mail that we have delivered documents. However, this is no substitute for regularly checking your Personal File.

- We will allow you to have access to your Personal File even after you revoke your consent to our electronic delivery of documents or otherwise surrender or exchange your Contract. However, we reserve the right to delete your Personal File upon 30 days' notice, which we will deliver to your Personal File. Upon receipt of such a notice, you should consider printing the information held in your Personal File as we will not provide paper copies of any deleted document.

- We have no present intention of deleting documents from your Personal File. If, however, we decide to do so, we will provide you with at least 30 days' notice in your Personal File so that you will have an opportunity to print the documents that are subject to deletion.

- If you have questions about your Contract, you should first consult the "Frequently Asked Questions" section of our Website. If we have not answered your question there, you can either go to our Website and click on "Contact Us" for secure online correspondence or you can e-mail us at service@americanlifeny.com or call us at (800) 853-1968 and we will answer as promptly as we can.

CONTRIBUTIONS DURING THE ACCUMULATION PERIOD
-------------------------------------------------------------------------------

You may make Contributions at whatever times you select.

MINIMUM REQUIRED. The minimum initial Contribution is $1,000 and the minimum additional Contribution is $100. We reserve the right to change these minimums.

HOW TO MAKE CONTRIBUTIONS. You may make Contributions directly to us by check through the mail or by electronic funds transfer from your account.

LIMITS ON CONTRIBUTIONS. Your total Contributions to the Contract cannot exceed $1 million without our permission. In addition, we will not accept Contributions on or after your 91st birthday.

SYSTEMATIC CONTRIBUTIONS. Our Systematic Contributions program allows you to pre-authorize monthly or quarterly withdrawals from your checking account to make your Contributions. Whether you choose monthly or quarterly withdrawals, the minimum amount for each Systematic Contribution is $100.

INVESTMENT OPTIONS FOR YOUR ACCOUNT BALANCE
-------------------------------------------------------------------------------

You may allocate Contributions among one or more of the Subaccounts and the General Account, change your allocation instructions at any time for future Contributions, and transfer all or part of your Account Balance among the available Subaccounts and the General Account subject to our rules regarding transfers.

THE GENERAL ACCOUNT. We pay interest on the portion of your Account Balance you allocate to our General Account, at an effective annual rate of at least 3%. In our discretion, we may change the current rate of interest from time to time. We have the full investment risk for amounts you allocate to the General Account.

This Prospectus serves as a disclosure document for the Separate Account under the Contracts. You may refer to "Our General Account" for a brief description of the General Account.

THE SEPARATE ACCOUNT. The Separate Account has Subaccounts. The name of each Subaccount corresponds to the name of its Underlying Fund. When you allocate Contributions or transfer Account Balance to a Subaccount, the Subaccount purchases shares in its Underlying Fund. A Subaccount is called a "variable option", because you have the investment risk that your Account Balance in the Separate Account will increase or decrease based on the investment performance of the Underlying Fund.

UNDERLYING FUNDS INVESTED IN BY THE SEPARATE ACCOUNT
-------------------------------------------------------------------------------

The Subaccounts currently invest in a number of different Underlying Funds, which have different investment objectives, investment policies and risks. You should refer to "Underlying Funds in which Our Separate Account Invests" for more information about the Underlying Funds' investment objectives, and to the prospectuses of the Underlying Funds, which can be viewed at our Website.

CHARGES UNDER THE CONTRACTS
-------------------------------------------------------------------------------

NO SALES CHARGES OR WITHDRAWAL FEES. We do not deduct any sales charge when you make a Contribution to the Contract, nor do we deduct surrender charges or withdrawal fees when you withdraw amounts from the Contract. However, if you are have not reached the age of 59 1/2 , Federal tax penalties may apply to the taxable portion of amounts withdrawn or distributed.

MORTALITY AND EXPENSE RISK CHARGE. We assess a daily asset charge (equivalent to an effective annual rate of 0.47%) for mortality and expense risks. These daily asset charges are not assessed against amounts allocated to the General Account and are not imposed after the Annuity Commencement Date.

PREMIUM TAXES. We reserve the right to deduct any applicable state premium taxes from Contributions or any payments we make from the Contract.

EXPENSES OF THE UNDERLYING FUNDS. A Subaccount's value is based on the shares of the Underlying Fund it owns. As a result, the investment management fees and other expenses the Underlying Funds pay will reduce the value of the Subaccounts. At our Website, you can view each Underlying Fund's prospectus, which contains a complete description of expenses and deductions from the Underlying Fund's assets.

TRANSFERS AND WITHDRAWALS OF ACCOUNT BALANCE
-------------------------------------------------------------------------------

During the Accumulation Period, you may transfer all or a portion of your Account Balance among the Subaccounts and the General Account subject to our rules regarding transfers. Refer to "Transfers of Account Balance".

ASSET REBALANCING. Your asset allocation percentages may vary over time from your intitial allocation because the value of your Subaccounts will fluctuate with the investment performance of the Underlying Funds. Our Asset Rebalancing feature allows you to automatically reallocate your Account Balance to maintain your desired asset allocation. Refer to "Transfers of Account Balance - - Asset Rebalancing".

During the Accumulation Period, you may withdraw all or a portion of your Account Balance. We may take up to seven days following receipt of your withdrawal request to process the request and pay the proceeds attributable to the Subaccounts. Refer to "Our Payment of Account Balance to You or a Beneficiary -- Your Right to Make Withdrawals, including by Systematic Withdrawals". We have the right to delay transfers and withdrawals from the General Account for up to six months following the date that we receive the transaction request. Refer to "Our General Account - Transfers and Withdrawals". We will pay the proceeds of a withdrawal request via electronic funds transfer
(EFT) to your account or by paper check.

You may have taxable income upon any withdrawal of your Account Balance. You will be taxed at ordinary income tax rates on the amount withdrawn, to the extent there is gain in your Contract. The taxable portion of withdrawals may be subject to a 10% tax penalty. The tax penalty is not due if you have reached the age of 59 1/2 , are disabled or in certain other circumstances. Refer to "Federal Tax Information."

OUR SYSTEMATIC WITHDRAWALS OPTION. You may instruct us to withdraw a certain amount (at least $100) each month from the Subaccounts you name and/or the General Account. You must be age 59 1/2 or older to elect this Option.

HOW TO MAKE ALLOCATION CHANGES, TRANSFERS AND WITHDRAWALS
-------------------------------------------------------------------------------

All allocation changes, transfers and withdrawals must be made through our Website.

CONFIRMATION STATEMENTS. We will send confirmation statements (which may be your quarterly statements) for your allocation changes and for your Contributions, transfers of Account Balance and withdrawals of Account Balance to your Personal File. You must promptly notify us of any error in a confirmation statement, or you will give up your right to have us correct the error. Refer to "How to Contact Us and Give Us Instructions -- Confirmation Statements to Owners".

ANNUITANTS AND BENEFICIARIES
-------------------------------------------------------------------------------

Under the Contract, you may be the Annuitant or may name another person as the Annuitant, and you may not change the Annuitant once you have named the Annuitant. When a Beneficiary elects to receive a death benefit due in the form of an annuity, the Beneficiary may be the Annuitant or may name another person as the Annuitant. You or a Beneficiary also may name a joint Annuitant.

You may designate a Beneficiary or Beneficiaries to receive any death benefit due during the Accumulation Period or to receive any remaining payments (or their commuted value) due during the Annuity Period. You may change the Beneficiary by executing and sending to us the online "Change of Beneficiary" form, which can be found at our Website. Refer to "Administrative Matters Under the Contracts -- Designation of Beneficiary".

DEATH BENEFITS DURING THE ACCUMULATION PERIOD
-------------------------------------------------------------------------------

If you, the Owner, die before the Annuity Commencement Date, we will pay a death benefit to your Beneficiary. Before your 80th birthday, the death benefit amount will be the greater of: (1) the sum of all Contributions, less adjusted partial withdrawals; or (2) your Account Balance. On and after your 80th birthday, the death benefit amount will be your Account Balance. For these purposes, an adjusted partial withdrawal is equal to (a) the partial withdrawal amount plus any applicable premium tax withheld; multiplied by (b) the death benefit immediately prior to the partial withdrawal; divided by (c) the Account Balance immediately prior to the partial withdrawal.

If you are not the Annuitant and the Annuitant dies before the Annuity Commencement Date, no death benefit is paid and you automatically become the Annuitant. You may choose a new Annuitant subject to our underwriting rules then in effect.

The Beneficiary selects the form of death benefit, which may be a lump sum, a form of annuity or fixed payments. If your Eligible Spouse is the Beneficiary and the death benefit is due upon your death, your surviving spouse may be able to continue the Contract instead of receiving a death benefit. Refer to "Our Payment of Account Balance to You or a Beneficiary -- Death Benefit Prior to Annuity Commencement Date".

ANNUITY COMMENCEMENT DATE AND AMOUNT OF ANNUITY PAYMENT
-------------------------------------------------------------------------------

You may select the Annuity Commencement Date. Annuity Payments will be fixed at the same amount and will be based on your Account Balance at the Annuity Commencement Date and the form of annuity you select. Each Contract contains tables of annuity purchase rates. We guarantee that the amount of the Annuity Payments, for the form of annuity you select, will never be less favorable than the guaranteed rate in the Contract. Refer to "You May Obtain an Annuity with Your Account Balance". You may choose to make withdrawals of your Account Balance instead of electing to receive Annuity Payments.

FORMS OF ANNUITY AVAILABLE. We offer several forms of annuity, some of which have guaranteed minimum time periods for payments. If an Annuitant (and contingent Annuitant if a joint and survivor annuity) dies before the minimum period has ended, the Beneficiary will receive the remaining Annuity Payments due. A life annuity protects an Annuitant from outliving the annuity payment period, because the payments continue for the life of the Annuitant. You may select the annuity form when you designate the Annuity Commencement Date. Refer to "You May Obtain an Annuity with Your Account Balance -- Available Forms of Annuity".

CANCELLATION RIGHT
-------------------------------------------------------------------------------

You may surrender a Contract for cancellation within ten days after we have placed the Contract in your Personal File (or a longer period if your state requires it). We will refund all Contributions you allocated to the General Account, plus your Account Balance allocated to the Separate Account on the surrender date or, if your state requires, the greater of your Account Balance or Contributions allocated to the Separate Account. If your Contract is issued in a state that requires us to return all Contributions, we will allocate Separate Account Contributions you make during the cancellation right period to the PIMCO VIT Money Market Subaccount. Upon expiration of the cancellation right period, we will allocate amounts in the PIMCO VIT Money Market Subaccount to the Subaccounts you have selected.

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                  ABOUT AMERICAN LIFE AND THE SEPARATE ACCOUNT
-------------------------------------------------------------------------------

We are a life insurance company organized in 1955 under the laws of the State of New York. We are authorized to transact business in 50 states, the District of Columbia and the United States Virgin Islands. Our home office is located at 435 Hudson Street, 2nd Floor, New York, New York 10014. As of September 30, 2002, we had total assets of approximately $106,610,521.

Inviva, Inc., a Delaware corporation, is our parent company. Inviva, Inc., through Inviva, LLC, is controlled by David Smilow and Tracey Hecht.

Our operations as a life insurance company are reviewed periodically by various independent rating agencies. These agencies, such as A.M. Best Company, Standard & Poor's Insurance Rating Service and Duff & Phelps Credit Rating Company, publish their ratings. From time to time we reprint and distribute the rating reports in whole or in part, or summaries of them, to the public. The ratings concern our operation as a life insurance company and do not imply any guarantees of performance of the Separate Account.

OUR SEPARATE ACCOUNT
-------------------------------------------------------------------------------

We established the Separate Account under a resolution of our Board of Directors adopted on May 4, 2001. The Separate Account is registered with the Commission as a unit investment trust under the Investment Company Act of 1940 (1940 ACT). The Commission does not supervise the management or investment practices or policies of the Separate Account or American Life. The 1940 Act, however, does regulate certain actions by the Separate Account.

We divide the Separate Account into distinct Subaccounts. Each Subaccount invests its assets in an Underlying Fund, and the name of each Subaccount reflects the name of the corresponding Underlying Fund.

The assets of the Separate Account are our property. The Separate Account assets attributable to Owners' Account Balances and any other annuity contracts funded through the Separate Account cannot be charged with liabilities from other businesses that we conduct. The income, capital gains and capital losses of each Subaccount are credited to, or charged against, the net assets held in that Subaccount. We separately determine each Subaccount's net assets, without regard to the income, capital gains and capital losses from any other Subaccount or from any other business that we conduct.

The Separate Account and American Life are subject to supervision and regulation by the Superintendent of Insurance of the State of New York, and by the insurance regulatory authorities of each state.

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             UNDERLYING FUNDS IN WHICH OUR SEPARATE ACCOUNT INVESTS
-------------------------------------------------------------------------------

Below are summaries of the Underlying Funds' investment objectives and certain investment policies. The Underlying Funds sell their shares to the separate accounts of insurance companies and do not offer them for sale to the general public. The investment advisers of the Underlying Funds may compensate us for providing services in connection with the administration of those Funds. Also, we may be paid fees directly from an Underlying Fund's assets pursuant to a 12b-1 plan.

You will find more detailed information about the Underlying Funds in their current prospectuses. You can view the current prospectus of each Underlying Fund at our Website. You should read each prospectus for a complete evaluation of the Underlying Funds, their investment objectives, principal investment strategies and the risks related to those strategies.

AMERICAN CENTURY VP INCOME & GROWTH FUND

The Fund seeks capital growth by investing in common stocks. Income is a secondary objective. In selecting stocks for this Fund, its managers select primarily from the largest 1,500 publicly traded U.S. companies. The managers use quantitative, computer-driven models to construct the portfolio of stocks. The goal is to create a fund that provides better returns than the S&P 500 without taking on significant additional risk. The managers also attempt to create a dividend yield for the Fund that will be greater than that of the S&P 500.

AMERICAN CENTURY VP INTERNATIONAL FUND

The Fund seeks capital growth. Its managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth. Ideally, the Fund's managers look for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value. The managers believe that it is important to diversify the Fund's holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio.

AMERICAN CENTURY VP ULTRA FUND

The Fund seeks long-term capital growth. Its managers look for stocks of large companies they believe will increase in value over time using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

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AMERICAN CENTURY VP VALUE FUND

The Fund seeks long-term capital growth by investing primarily in common stocks. Income is a secondary objective. The Fund's managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up.

AMERICAN CENTURY VP VISTA FUND

The Fund seeks long-term capital growth. Its managers look for stocks of medium-sized and smaller companies they believe will increase in value over time, using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

BERGER IPT - GROWTH FUND

The Fund aims for long-term capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of established companies with the potential for growth. Stock selection by the Fund's investment manager focuses on companies that have demonstrated an ability to generate above-average growth in revenues and earnings regardless of the company's size.

BERGER IPT - INTERNATIONAL FUND

The Fund aims for long-term capital appreciation. In pursuing that goal, the Fund primarily invests in common stocks of well-established foreign companies. The Fund's investment manager first identifies economic and business themes that it believes provide a favorable framework for selecting stocks. Using fundamental analysis, the investment manager then selects individual companies best positioned to take advantage of opportunities presented by these themes. The Fund invests primarily in common stocks with 65% of its total assets in securities of companies located in at least five different countries outside the United States.

BERGER IPT - LARGE CAP GROWTH FUND

The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the securities of large, well-established companies that have the potential for growth. Security selection focuses on the common stocks of larger companies that have demonstrated a history of growth in revenue and earnings. Under normal circumstances, the Fund invests at least 80% of its total assets in equity securities of companies whose market capitalization, at the time of initial purchase, is $10 billion or more.

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BERGER IPT - LARGE CAP VALUE FUND

The Fund aims for capital appreciation. In pursuing that goal, the Fund invests primarily in the common stocks of large companies whose stock prices are believed to be undervalued. The Fund's investment manager uses fundamental analysis and proprietary valuation models to select a core holding of stocks for the Fund. Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of companies whose market capitalization, at the time of initial purchase, is $9 billion or more.

BERGER IPT - MID CAP VALUE FUND

The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of mid-sized companies whose stock prices are believed to be undervalued. The Fund's investment selection focuses on companies that have fallen out of favor with the market or are temporarily misunderstood by the investment community. To a lesser degree, the Fund also invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, within the 12-month average of the capitalization range of the Russell Midcap Index.

BERGER IPT - SMALL COMPANY GROWTH FUND

The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of small companies with the potential for rapid revenue and earnings growth. The Fund's stock selection focuses on companies that either occupy a dominant position in an emerging industry or have a growing market share in a larger, fragmented industry. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index.

INVESCO VIF - CORE EQUITY (FORMERLY, EQUITY INCOME) FUND

The Fund seeks to provide a high total return through both growth and current income. It is actively managed. The Fund invests in a mix of equity securities and debt securities, as well as in options and other investments whose value is based on the values of these securities. The Fund normally invests at least 80% of its assets in common and preferred stocks. At least 50% of common stocks which the Fund holds will be dividend-paying common and preferred stocks. Stocks selected for the Fund generally are expected to produce income and consistent, stable returns. Although the Fund focuses on the stocks of larger companies with a history of paying dividends, it also may invest in companies that have not paid regular dividends. The Fund's equity investments are limited to stocks that can be traded easily in the United States. It may, however, invest in foreign securities in the form of American Depository Receipts ("ADRs"). The Fund will normally invest up to 5% of its assets in debt securities, generally corporate bonds that are rated investment grade or better.

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INVESCO VIF - DYNAMICS FUND

The Fund seeks long-term capital growth. It is actively managed. The Fund invests primarily in equity securities that its investment adviser believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund invests at least 65% of its assets in common stocks of mid-sized companies. INVESCO defines mid-sized companies as companies that are included in the Russell Midcap Growth Index at the time of purchase, or if not included in that Index, have market capitalizations between $2.5 billion and $15 billion at the time of purchase. The core of the Fund's portfolio is invested in securities of established companies that are leaders in attractive growth markets with a history of strong returns. The remainder of the portfolio is invested in securities of companies that show accelerating growth, driven by product cycles, favorable industry or sector conditions and other factors that the investment adviser believes will lead to rapid sales or earnings growth.

INVESCO VIF - FINANCIAL SERVICES FUND

The Fund seeks capital growth. It is actively managed. The Fund invests primarily in equity securities that its investment adviser believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund normally invests at least 80% of its assets in equity securities and equity-related securities of companies involved in the financial services sector. These companies include, but are not limited to, banks (regional and money-centers), insurance companies (life, property and casualty, and multiline), investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies) and suppliers to financial services companies. A portion of the Fund's assets is not required to be invested in the sector.

INVESCO VIF - GROWTH FUND

The Fund seeks long-term capital growth. It also seeks current income. The Fund is actively managed. It invests primarily in equity securities that its investment adviser believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund invests at least 65% of its assets in common stocks of large companies that are included in the Russell 1000 Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of at least $5 billion at the time of purchase.

INVESCO VIF - HEALTH SCIENCES FUND

The Fund seeks capital growth. It is actively managed. The Fund invests primarily in equity securities that its investment adviser believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund normally invests at least 80% of its assets in equity securities and equity-related instruments of companies that develop, produce or distribute products or services related to health care. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, biotechnology and health care providers and service companies. A portion of the Fund's assets is not required to be invested in the sector.

INVESCO VIF - HIGH YIELD FUND

The Fund seeks to provide a high level of current income by investing primarily in bonds and other debt securities. It also seeks capital appreciation. The Fund invests in bonds and other debt securities, as well as in preferred stocks. The Fund normally invests at least 80% of its assets in a diversified portfolio of high yield corporate bonds rated below investment grade, commonly known as "junk bonds," and preferred stock with below investment grade ratings. These investments generally offer higher rates of return, but are riskier than investments in securities of issuers with higher credit ratings.

INVESCO VIF - REAL ESTATE OPPORTUNITY FUND

The Fund seeks capital growth. It also seeks to earn current income. The Fund is actively managed. The Fund invests primarily in equity securities that its investment adviser believes will rise in price faster than other securities, as well as in options and other instruments whose values are based upon the values of equity securities. The Fund normally invests at least 80% of its assets in equity securities and equity-related instruments of companies doing business in the real estate industry, including real estate investment trusts ("REIT"), which invest in real estate or interests in real estate. The companies in which the Fund invests may also include, but are not limited to, real estate brokers, home builders or real estate developers, companies with substantial real estate holdings, and companies with significant involvement in the real estate industry or other real estate-related companies. A portion of the Fund's assets is not required to be invested in the sector.

INVESCO VIF - SMALL COMPANY GROWTH FUND

The Fund seeks long-term capital growth. It is actively managed. The Fund invests primarily in equity securities that its investment adviser believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund normally invests at least 80% of its assets in small capitalization companies. INVESCO defines small capitalization companies as companies that are included in the Russell 2000 Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of $2.5 billion or below at the time of purchase.

INVESCO VIF - TECHNOLOGY FUND

The Fund seeks capital growth. It is actively managed. The Fund invests primarily in equity securities that its investment adviser believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund normally invests at least 80% of its assets in the equity securities and equity-related instruments of companies engaged in technology-related industries. These include, but are not limited to, hardware, software, semiconductors, telecommunications equipment and services, and service-related

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companies in information technology. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. A portion of the Fund's assets is not required to be invested in the sector.

INVESCO VIF - TELECOMMUNICATIONS FUND

The Fund seeks capital growth. It also seeks current income. The Fund is actively managed. It invests primarily in equity securities that its investment adviser believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund normally invests 80% of its assets in the equity securities and equity-related instruments of companies involved in the design, development, manufacture, distribution, or sale of communications services and equipment, and companies that are involved in supplying equipment or services to such companies. The telecommunications sector includes, but is not limited to, companies that offer telephone services, wireless communications, satellite communications, television and movie programming, broadcasting, and Internet access. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. A portion of the Fund's assets is not required to be invested in the sector.

INVESCO VIF - TOTAL RETURN FUND

The Fund seeks to provide high total return through both growth and current income. It is actively managed. The Fund invests in a mix of equity securities and debt securities, as well as in options and other investments whose values are based on the values of these securities. Often, but not always, when stock markets are up, debt markets are down and vice versa. By investing in both types of securities, the Fund attempts to cushion against sharp price movements in both equity and debt securities. The Fund normally invests at least 65% of its assets in a combination of common stocks of companies with a history of paying regular dividends and in debt securities. Debt securities include corporate obligations and obligations of the U.S. government and government agencies. The remaining assets of the Fund are allocated to other investments at the fund's investment adviser's discretion, based upon current business, economic and market conditions.

INVESCO VIF - UTILITIES FUND

The Fund seeks capital growth. It also seeks current income. The Fund is actively managed. The Fund invests primarily in equity securities that its investment adviser believes will rise in price faster than other securities, as well as in options and other instruments whose values are based upon the values of equity securities. The Fund normally invests at least 80% of its assets in equity securities and equity-related instruments of companies that produce, generate, transmit or distribute natural gas or electricity, as well as in companies that provide telecommunications services, including local, long distance and wireless, and excluding broadcasting. A portion of the Fund's assets is not required to be invested in the sector.

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PIMCO VIT - FOREIGN BOND PORTFOLIO (ADMINISTRATIVE CLASS)

This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed income instruments of issuers located outside the United States, representing at least three foreign countries. Such securities normally are denominated in major foreign currencies or baskets of foreign currencies (such as the euro). The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The investment adviser selects the Portfolio's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of this Portfolio normally varies within a three- to seven-year time frame. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by the investment adviser to be of comparable quality. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PIMCO VIT - HIGH YIELD PORTFOLIO (ADMINISTRATIVE CLASS)

This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B by Moody's or S&P, or, if unrated, determined by the investment adviser to be of comparable quality. The remainder of the Portfolio's assets may be invested in investment grade fixed income instruments. The average portfolio duration of this Portfolio normally varies within a two- to six-year time frame based on the investment adviser's forecast for interest rates. The Portfolio may invest up to 25% of its assets in derivative instruments, such as options, futures contracts or swap agreements. The Portfolio may invest all of its assets in mortgage- or asset-backed securities. The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PIMCO VIT - LONG-TERM U.S. GOVERNMENT PORTFOLIO (ADMINISTRATIVE CLASS)

This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities"). Assets not invested in U.S. Government Securities may be invested in other

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types of fixed income instruments. This Portfolio will normally have a minimum average portfolio duration of eight years. The Portfolio's investments in fixed income instruments other than U.S. Government Securities are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody's or S&P, or, if unrated, determined by the investment adviser to be of comparable quality. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage-backed securities. The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PIMCO VIT - LOW DURATION PORTFOLIO (ADMINISTRATIVE CLASS)

This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a one- to three-year time frame based on the investment adviser's forecast for interest rates. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by the investment adviser to be of comparable quality. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PIMCO VIT - MONEY MARKET PORTFOLIO (ADMINISTRATIVE CLASS)

This Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity. The Portfolio seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Portfolio also may invest up to 5% of its total assets in money market securities that are in the second-highest rating category for short-term obligations. The Portfolio may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Portfolio may not exceed 90 days. The Portfolio attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

PIMCO VIT - REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)

This Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio seeks its investment objective by investing under normal circumstances at least 65% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations. Inflation-indexed bonds are fixed

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income securities that are structured to provide protection against inflation. The Portfolio invests primarily in investment grade securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by the investment adviser to be of comparable quality. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities.

PIMCO VIT - SHORT-TERM PORTFOLIO (ADMINISTRATIVE CLASS)

This Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Portfolio will vary based on the investment adviser's forecast for interest rates and will normally not exceed one year. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by the investment adviser to be of comparable quality. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities.

PIMCO VIT - STOCKSPLUS GROWTH AND INCOME PORTFOLIO (ADMINISTRATIVE CLASS)

This Portfolio seeks total return which exceeds that of the S&P 500. The Portfolio seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of fixed income instruments. The Portfolio may invest in common stocks, options, futures, options on futures and swaps. The Portfolio uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely tracks changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in fixed income instruments. The investment adviser actively manages the fixed income assets held by the Portfolio with a view toward enhancing the Portfolio's total return, subject to an overall portfolio duration which is normally not expected to exceed one year. The Portfolio may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by the investment adviser to be of comparable quality.

PIMCO VIT - TOTAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)

This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a three- to six-year time frame based on the investment adviser's forecast for interest rates. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield

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securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by the investment adviser to be of comparable quality. The Portfolio may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PIMCO VIT - TOTAL RETURN PORTFOLIO II (ADMINISTRATIVE CLASS)

This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a three- to six-year time frame based on the investment adviser's forecast for interest rates. The Portfolio may invest only in investment grade U.S. dollar denominated securities of U.S. issuers that are rated at least Baa by Moody's or BBB by S&P, or, if unrated, determined by the investment adviser to be of comparable quality. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

ROYCE MICRO-CAP PORTFOLIO

The Portfolio's investment goal is long-term growth of capital. The investment adviser invests the Fund's assets primarily in a broadly diversified portfolio of equity securities issued by micro-cap companies, those with stock market capitalizations less than $400 million at the time of investment. The investment adviser selects these securities from a universe of more than 6,600 micro-cap companies, generally focusing on those that it believes are trading considerably below its estimate of their current worth. Normally, the Portfolio will invest at least 80% of its net assets in the equity securities of micro-cap companies.

ROYCE SMALL-CAP PORTFOLIO

The Portfolio's primary investment goal is long-term growth of capital. Current income is a secondary goal. The investment adviser invests the Fund's assets primarily in equity securities issued by small companies, those with stock market capitalizations of less than $2 billion at the time of investment. The investment adviser generally looks to invest in companies that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth. Normally, the Portfolio will invest at least 80% of its net assets in the equity securities of small-cap companies.

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THIRD AVENUE VALUE PORTFOLIO

The Portfolio seeks long-term capital appreciation as its investment objective. The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant debt in comparison to their cash resources) at a substantial discount to what the Portfolio's investment adviser believes is their true value. The Portfolio also seeks to acquire senior securities, such as preferred stocks and debt instruments, that it believes are undervalued. Acquisitions of these senior securities will generally be limited to those providing (1) protection against the issuer taking certain actions which could reduce the value of the security and (2) above-average current yields, yields to events (e.g., acquisitions and recapitalizations), or yields to maturity. The Portfolio invests in companies regardless of market capitalization, although it frequently finds value in companies with a smaller capitalization. It also invests in both domestic and foreign securities.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO

The Portfolio seeks long-term capital appreciation by investing primarily, in accordance with country and sector weightings determined by Van Kampen, the Portfolio's adviser, in equity securities of non-U.S. issuers which, in the aggregate, replicate broad market indices. Van Kampen seeks to maintain a diversified portfolio of international equity securities based on a top-down approach that emphasizes country and sector selection and weighting rather than individual stock selection. Van Kampen seeks to capitalize on the significance of country and sector selection in international equity portfolio returns by over and underweighting countries and/or sectors based primarily on three factors: (i) valuation; (ii) fundamental change; and (iii) market momentum/technicals.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CORE PLUS FIXED INCOME PORTFOLIO

The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The Portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - EMERGING MARKETS DEBT PORTFOLIO

The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Using macroeconomic and fundamental analysis, Van Kampen, the Portfolio's adviser, seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - EMERGING MARKETS EQUITY PORTFOLIO

The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. The investment

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approach of Van Kampen, the Portfolio's adviser, combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and company managements with strong shareholder value orientation.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - GLOBAL VALUE EQUITY PORTFOLIO

The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers. Van Kampen, the Portfolio's adviser, seeks to maintain a diversified portfolio of global equity securities based on individual stock selection and emphasizes a bottom-up approach to investing that seeks to identify securities of issuers which it believes are undervalued.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - INTERNATIONAL MAGNUM PORTFOLIO

The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries. The Portfolio invests primarily in countries comprising the MSCI Europe, Australasia, Far East Index (the "MSCI EAFE Index"), which include Japan, most nations in Western Europe, Australia, New Zealand, Hong Kong and Singapore. In seeking to achieve this goal, Van Kampen, the Portfolio's adviser, uses a combination of strategic geographic asset allocation and fundamental stock selection.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - MID CAP GROWTH PORTFOLIO

The Portfolio seeks long-term capital growth by investing primarily in common stocks and other equity securities. The Portfolio invests primarily in growth-oriented equity securities of U.S. mid-cap companies and, to a limited extent, foreign companies. Van Kampen, the Portfolio's adviser, selects issues from a universe comprised of mid-cap companies, most with market capitalizations of generally less than $35 billion.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - MID CAP VALUE PORTFOLIO

The Portfolio seeks above-average total return over a market cycle of three to five years by investing in common stock and other equity securities. The Portfolio invests primarily in common stocks of companies with capitalizations generally in the range of companies included in the S&P MidCap 400 Index. The Portfolio focuses on stocks that are believed to be undervalued in comparison with the stock market as a whole, as measured by the S&P 500 Index.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - TECHNOLOGY PORTFOLIO

The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of companies that Van Kampen, the Portfolio's adviser, expects will benefit from their involvement in technology and technology-related industries. Van Kampen seeks to maximize long-term capital appreciation by identifying significant long-term technology trends and by investing primarily in companies Van Kampen believes are positioned to benefit materially from these trends.

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THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO

The Portfolio seeks to provide above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs"). The Portfolio focuses on REITs as well as real estate operating companies ("REOCs") that invest in a variety of property types and regions. The approach of Van Kampen, the Portfolio's adviser, emphasizes bottom-up stock selection with a top-down asset allocation overlay.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - VALUE PORTFOLIO

The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a portfolio of common stocks and other equity securities. The Portfolio invests primarily in common stocks of companies with capitalizations generally greater than $2.5 billion. The Portfolio focuses on stocks that are believed to be undervalued in comparison with the stock market as a whole, as measured by the S&P 500 Index.

DELAWARE VIP BALANCED SERIES (SERVICE CLASS)

This Series seeks a balance of capital appreciation, income and preservation of capital. The Series invests primarily in common stocks of established companies believed to have the potential for long-term capital appreciation. Under normal circumstances, the Series will invest at least 25% of its net assets in equity securities and at least 25% of its net assets in various types of fixed-income securities, including U.S. government securities and corporate bonds.


DELAWARE VIP EMERGING MARKET SERIES (SERVICE CLASS)

This Series seeks long-term capital appreciation. The Series invests primarily in equity securities of issuers from emerging foreign countries. Under normal circumstances, the Series will invest at least 80% of net assets in investments of emerging market issuers. The Series may invest up to 35% of its net assets in fixed-income securities issued by companies in emerging countries or by foreign governments, their agents, instrumentalities or political sub-divisions. The Series may invest in fixed-income securities that are denominated in the currencies of emerging market countries. All of these may be high-yield, high risk fixed-income securities.

DELAWARE VIP GROWTH OPPORTUNITIES SERIES (SERVICE CLASS)

This Series seeks long-term capital appreciation by investing primarily in common stocks of medium-sized companies. The Series considers medium-sized companies to be those companies whose market capitalizations fall within the range represented in the Russell Midcap Growth Index at the time of the Series' investment. The Russell Midcap Growth Index is a subset of the Russell Midcap Index, which measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 26% of the total market capitalization of the Russell 1000 Index. As of the latest reconstitution on June 30, 2002, the average market capitalization was approximately $10.8 billion; the median market capitalization was approximately $1.3 billion.

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DELAWARE VIP HIGH YIELD SERIES (SERVICE CLASS)

This Series seeks total return and, as a secondary objective, high current income. Under normal circumstances, the Series will invest at least 80% of its net assets in fixed-income securities rated at the time of purchase BB or lower by S&P or similarly rated by another nationally recognized statistical ratings organization (NRSRO) or, if unrated, judged to be of comparable quality. These are commonly known as high-yield bonds or junk bonds and involve greater risks than investment grade bonds.

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES (SERVICE CLASS)

This Series seeks long-term growth without undue risk to principal. The Series invests primarily in foreign equity securities that provide the potential for capital appreciation and income. Under normal circumstances, the Series will invest at least 80% of its net assets in equity securities. An issuer is considered to be from the country where it is located, where the majority of its assets are located, or where it generates the majority of its operating income.

DELAWARE VIP LARGE CAP VALUE SERIES (SERVICE CLASS)

This Series seeks capital appreciation with high current income as a secondary objective. Under normal circumstances, at least 80% of the Series' net assets will be in investments of large-capitalization companies. The Series currently defines large-capitalization companies as those with market capitalizations of $5 billion or greater at time of purchase. The Series considers buying a stock when the Series believes it is undervalued and has the potential to increase in price as the market realizes its true value. The Series considers the financial strength of the company, its management and any developments affecting the security, the company or its industry.

DELAWARE VIP REIT SERIES (SERVICE CLASS)

This Series seeks maximum long-term total return, with capital appreciation as a secondary objective. The Series invests in securities of companies that are principally engaged in the real estate industry. Under normal circumstances, the Series will invest at least 80% of its net assets in investments of real estate investment trusts (REITs). The Series strives to include REITs that represent a variety of different sectors in the real estate industry. In considering the individual REITs for investment, the Series carefully evaluates each REIT's management team. The Series generally looks for management teams that: (i) retain a substantial portion of the properties' cash flow; (ii) effectively use capital to expand; (iii) have a strong ability to raise rents; and (iv) can create a franchise value for the REIT.

DELAWARE VIP SELECT GROWTH SERIES (SERVICE CLASS)

This Series seeks long-term capital appreciation. The Series invests primarily in common stocks of companies believed to have the potential for high earnings growth based on an analysis of their historic or projected earnings growth rate, price to earnings ratio and cash flows. The Series considers companies of any size larger than $300 million in

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market capitalization. The Series looks for companies that are undervalued, but still have the potential for high earnings growth.

DELAWARE VIP SMALL CAP VALUE SERIES (SERVICE CLASS)

This Series seeks capital appreciation. Under normal circumstances, at least 80% of the Series' net assets will be in investments of small capitalization companies. The Series currently defines small-cap companies as those having a market capitalization generally less than $2.0 billion at the time of purchase. Among other factors, the Series considers the financial strength of a company, its management, the prospects for its industry, and any anticipated changes within the company, which might suggest a more favorable outlook going forward.

DELAWARE VIP SOCIAL AWARENESS SERIES (SERVICE CLASS)

This Series seeks long-term capital appreciation. Under normal circumstances, at least 80% of the Series' net assets will be in investments of companies that meet certain socially responsible criteria. Our socially responsible criteria excludes companies that: (i) engage in activities likely to result in damage to the natural environment; (ii) produce nuclear power, design or construct nuclear power plants or manufacture equipment for the production of nuclear power; (iii) manufacture or contract for military weapons; (iv) are in the liquor, tobacco or gambling industries; and (v) conduct animal testing for cosmetic or personal care products.


DELAWARE VIP TREND SERIES (SERVICE CLASS)

This Series seeks long-term capital appreciation by investing primarily in stocks of small, growth-oriented or emerging companies believed to be responsive to changes within the marketplace and believed to have the fundamental characteristics to support continued growth.

DELAWARE VIP U.S. GROWTH SERIES (SERVICE CLASS)

This Series seeks to maximize capital appreciation. Under normal circumstances, at least 80% of the Series' net assets will be in U.S. investments. The Series looks for stocks with low dividend yields, strong balance sheets and high expected earnings growth rates as compared to other companies in the same industry. The Series' strategy is to identify companies whose earnings are expected to grow faster than the U.S. economy in general. Whether companies provide dividend income and how much income they provide will not be a primary factor in the Series' selection decisions.

NAVELLIER GROWTH PORTFOLIO

This Portfolio seeks to achieve long-term growth of capital primarily through investment in companies with appreciation potential. The Growth Portfolio invests in equity securities traded in all United States markets including dollar-denominated foreign securities traded in United States markets. The Growth Portfolio seeks long-term capital

                                      35
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appreciation through investments in securities of companies which the
Portfolio's adviser feels are undervalued in the marketplace.

SCUDDER VIT EAFE(R) EQUITY INDEX FUND (CLASS B SHARES)

The Fund seeks to replicate, as closely as possible, before expenses, the performance of the Morgan Stanley Capital International ("MSCI") EAFE(R) Index ("EAFE(R) Index"), which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East. The Fund will invest primarily in common stocks of companies that comprise the EAFE(R) Index, in approximately the same weightings as the EAFE(R) Index. The Fund may also invest in derivative instruments, such as stock index futures contracts and options relating to the benchmark.

SCUDDER VIT EQUITY 500 INDEX FUND (CLASS B SHARES)

The Fund seeks to replicate, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"), which emphasizes stocks of large U.S. Companies. The Fund will invest primarily in common stocks of companies that comprise the S&P 500 Index, in approximately the same weightings as the S&P 500 Index. The Fund may also invest in derivative instruments such as stock index futures contracts and options relating to the benchmark.

SCUDDER VIT SMALL CAP INDEX FUND (CLASS B SHARES)

The Fund seeks to replicate, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index (the "Russell 2000 Index"), which emphasizes stocks of small U.S. companies. The Fund will invest primarily in common stocks of companies that comprise the Russell 2000 Index, in approximately the same weightings as the Russell 2000 Index. The Fund may also invest in derivative instruments, such as stock index futures contracts and options relating to the benchmark.


PIONEER EQUITY INCOME VCT PORTFOLIO (CLASS II SHARES)

This Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations. The Portfolio invests at least 80% of its total assets in income producing equity securities of U.S. issuers. The income producing equity securities in which the Portfolio may invest include common stocks, preferred stocks and interests in real estate investment trusts (REITs). The remainder of the portfolio may be invested in debt securities, most of which are expected to be convertible into common stocks. Pioneer, the Portfolio's investment adviser, uses a value approach to select the Portfolio's investments. Using this investment style, Pioneer seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values.

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PIONEER EUROPE VCT PORTFOLIO (CLASS II SHARES)

This Portfolio seeks long-term growth of capital. The Portfolio invests at least 80% of its total assets in equity securities of European issuers. For purposes of the Portfolio's investment policies, equity investments include common stocks and securities with common stock characteristics such as preferred stocks, rights, depositary receipts, warrants and debt securities convertible into common stock. The Portfolio may also purchase and sell forward foreign currency exchange contracts in connection with its investments. The Portfolio uses a "growth at a reasonable price" style of management. The Portfolio seeks to invest in companies with above average potential for earnings and revenue growth that are also trading at attractive market valuations.

PIONEER FUND VCT PORTFOLIO (CLASS II SHARES)

This Portfolio seeks reasonable income and capital growth. The Portfolio invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. Equity securities include common stocks and other equity instruments, such as convertible debt, depositary receipts, warrants, rights, interests in real estate investment trusts (REITs) and preferred stocks. Pioneer, the Portfolio's investment adviser, uses a value approach to select the Portfolio's investments. Using this investment style, Pioneer seeks securities selling at reasonable prices or substantial discounts to their underlying values and holds these securities until the market values reflect their intrinsic values.

PIONEER HIGH YIELD PORTFOLIO (CLASS II SHARES)

This Portfolio seeks to maximize total return through a combination of income and capital appreciation. Normally, the Portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks. These high yield securities may be convertible into the equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. The Portfolio's investments may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The Portfolio invests in securities with a broad range of maturities.

PIONEER MID CAP VALUE VCT PORTFOLIO (CLASS II SHARES)

This Portfolio seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the Portfolio invests at least 80% of its total assets in equity securities of mid-size companies, that is, companies with market values within the range of market values of companies included in the Standard & Poor's MidCap 400 Index. On December 31, 2001, the market value of companies in the index varied from approximately $225 million to over $10 billion. Pioneer, the

                                      37
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portfolio's investment adviser, uses a value approach to select the portfolio's investments. Using this investment style, Pioneer seeks securities selling at substantial discounts to their underlying values and holds these securities until the market values reflect their intrinsic values.

PIONEER SMALL CAP VALUE VCT PORTFOLIO (CLASS II SHARES)

This Portfolio seeks capital growth by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the Portfolio invests at least 80% of its total assets in equity securities of small companies, that is, companies with market values within the range of market values of issuers included in the Russell 2000 Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. On February 28, 2002, the market value of companies in the index varied from approximately $1.8 million to over $3.1 billion. Pioneer Investment Management, Inc., the Portfolio's investment adviser, uses a value approach to select the Portfolio's investments. Using this investment style, Pioneer seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values.

PIONEER REAL ESTATE SHARES VCT PORTFOLIO (CLASS II SHARES)

This Portfolio seeks long-term growth of capital. Current income is a secondary objective. Normally, the Portfolio invests at least 80% of its total assets in equity securities of real estate investment trusts (REITs) and other real estate industry issuers. Equity securities include common stocks and other equity instruments, such as convertible debt, warrants, rights, interests in REITs and preferred stocks. REITs are companies that primarily invest in income producing real estate or real estate related loans or interests. Some REITs invest directly in real estate and derive their income from the collection of rents and capital gains on the sale of properties. Other REITs invest primarily in mortgages secured by real estate and derive their income from collection of interest. The Portfolio uses a "growth at a reasonable price" style of management. Using this investment style, Pioneer, the Portfolio's investment adviser, seeks to invest in companies with above average potential for earnings and revenue growth that are also trading at attractive market valuations.

SAFECO RESOURCE SERIES TRUST - EQUITY PORTFOLIO

The Equity Portfolio seeks long-term growth of capital and reasonable current income. To achieve its objective, the Portfolio invests primarily in equity securities and , to a much lesser extent, invests in equity-related securities. Equity and equity-related securities include, but are not limited to, common and preferred stock, convertible securities, futures, depository receipts, warrants, and other rights to acquire stock. The Portfolio invests primarily in stocks of large, established companies that are proven performers, have predictable earnings growth over a three-to-five-year outlook, or have a good value relative to earnings prospects.

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SAFECO RESOURCE SERIES TRUST - GROWTH OPPORTUNITIES PORTFOLIO

The Growth Opportunities Portfolio seeks growth of capital. To achieve its objective, under normal circumstances the Portfolio invests most of its assets in common stocks of companies the adviser considers to be reasonably priced or undervalued, with above average growth potential.

SAFECO RESOURCE SERIES TRUST - NORTHWEST PORTFOLIO

The Northwest Portfolio seeks long-term growth of capital through investing primarily in Northwest companies. To achieve its objective, the Portfolio invests in stocks of Northwest companies whose business is located in, focused on, or significantly affects the states of Alaska, Idaho, Montana, Oregon, or Washington or the Canadian province of British Columbia. This may include: (i) companies that are organized or incorporated under the laws of one of the Northwest states or the province of British Columbia; (ii) companies that have their principal executive offices or significant facilities in the region; (iii) companies whose revenues or profits from goods produced or sold, investments made, or services performed in the region during their most recent fiscal year accounted for 50% or more of their overall revenues or profits; (iv) companies having at least 50% of their assets or at least 50% of their employees in the region; or (v) companies that number among the top twenty-five employers in any of the Northwest states or province of British Columbia.

SAFECO RESOURCE SERIES TRUST - BOND PORTFOLIO

The Bond Portfolio seeks to provide as high a level of current income as is consistent with the relative stability of capital. To achieve its objective, the Portfolio invests primarily in medium-term debt securities. The Portfolio may invest up to 50% of its assets in mortgage-related securities, including GNMA securities, mortgage pass-through securities issued by governmental and non-governmental issuers and collateralized mortgage obligations (CMOs) that are rated in the top four investment grades.

SAFECO RESOURCE SERIES TRUST - MONEY MARKET PORTFOLIO

The Money Market Portfolio seeks as high a level of current income as is consistent with the preservation of capital and liquidity through investment in high-quality money market instruments maturing in 13 months or less. To achieve its objective, the Portfolio will purchase only high-quality securities with remaining maturities of 397 days or less. The Portfolio will maintain a dollar-weighted average portfolio maturity of no more than 90 days. Although the Portfolio seeks to preserve the value of your investments at $1.00 per share, it is possible to lose money by investing in the Portfolio. The Portfolio's yield will fluctuate with short-term interest rates.

SAFECO RESOURCE SERIES TRUST - SMALL COMPANY VALUE PORTFOLIO

The Small Company Value Portfolio seeks long-term growth of capital through investing primarily in small-sized companies. To achieve its objective, the Portfolio invests primarily in equity and equity-related securities of companies with total market

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capitalization at the time of investment of less that $1.5 billion. When evaluating a stock to buy for the Portfolio, the adviser looks for companies having one or more of the following characteristics: (i) long-term potential for above-average or improving earnings growth; (ii) involvement in new or innovative products or services; or (iii) a share price that represents good relative value as determined by price-to-earnings ratio or other commonly used valuation measures.

VAN KAMPEN LIFE INVESTMENT TRUST - AGGRESSIVE GROWTH PORTFOLIO (CLASS II SHARES)

The Portfolio's investment objective is to seek capital growth. Under normal market conditions, the Portfolio's adviser seeks to achieve the Portfolio's objective by investing at least 65% of the Portfolio's total assets in common stocks or other equity securities of companies that the Portfolio's investment adviser believes have an above-average potential for capital growth. The Portfolio's investment adviser uses a "bottom up" stock selection process seeking attractive growth opportunities on an individual company basis. The Portfolio's investment adviser seeks those companies that it believes have rising earnings expectations or rising valuations. The Portfolio's investment adviser generally sells securities when it believes earnings expectations or valuations flatten or decline. The Portfolio focuses primarily on equity securities of small- and medium-sized companies, although the Portfolio may invest in securities of larger-sized companies that the Portfolio's investment adviser believes have an above-average potential for capital growth.

VAN KAMPEN LIFE INVESTMENT TRUST - COMSTOCK PORTFOLIO (CLASS II SHARES)

The Portfolio's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. Under normal circumstances, the Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing in a portfolio of equity securities, consisting principally of common stocks. The Portfolio emphasizes a value style of investing seeking well-established, undervalued companies believed by the Portfolio's investment adviser to possess the potential for capital growth and income. Portfolio securities are typically sold when the assessments of the Portfolio's investment adviser of the capital growth and income potential for such securities materially change.

VAN KAMPEN LIFE INVESTMENT TRUST - EMERGING GROWTH PORTFOLIO (CLASS II SHARES)

The Portfolio's investment objective is to seek capital appreciation. Under normal market circumstances, the Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing at least 65% of the Portfolio's total assets in a portfolio of common stocks of companies considered by the Portfolio's investment adviser to be emerging growth companies. Emerging growth companies are those domestic or foreign companies that the Portfolio's investment adviser believes: have rates of earnings growth expected to accelerate or whose rates of earnings growth are expected to exceed that of the overall economy (because of factors such as new or rejuvenated management, new products, services or markets, extended product cycles, acquisitions or as a result of changing markets or industry conditions), are early life cycle companies with the

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potential to become major enterprises, or have rising earnings expectations or rising valuations. Emerging growth companies may be of any size, including larger, more established companies or smaller, developing companies.

VAN KAMPEN LIFE INVESTMENT TRUST - GOVERNMENT PORTFOLIO (CLASS II SHARES)

The Portfolio's investment objective is to seek to provide investors with high current return consistent with preservation of capital. Under normal market conditions, the Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing primarily in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-related securities issued or guaranteed by agencies or instrumentalities of the U.S. government. The Portfolio's investment adviser purchases and sells securities for the Portfolio with a view toward seeking a high level of current income based on the analysis and expectations of the Portfolio's investment adviser regarding interest rates and yield spreads between types of securities.

VAN KAMPEN LIFE INVESTMENT TRUST - GROWTH AND INCOME PORTFOLIO (CLASS II SHARES)

The Portfolio's investment objective is to seek long-term growth of capital and income. Under normal market conditions, the Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing primarily in income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities. In selecting securities for investment, the Portfolio focuses primarily on the security's potential for growth of capital and income. The Portfolio's investment adviser may focus on large capitalization companies which it believes possess characteristics for improved valuation. Portfolio securities are typically sold when the assessments of the Portfolio's investment adviser of the growth and income potential for such securities materially change.

CREDIT SUISSE TRUST - BLUE CHIP PORTFOLIO

The Blue Chip Portfolio seeks long-term capital appreciation. To pursue this goal, it invests, under normal market conditions, at least 80% of its net assets plus any borrowings for investment purposes in equity securities of U.S. "blue chip" companies. Blue chip companies are those companies which, at the time of purchase, are represented in the S&P 500 Index. In choosing securities, the Portfolio manager looks at a number of factors, including: the reliability and effectiveness of management; whether the issuer is a leader in its business segment; whether the price of the security is attractive compared to its competitors; whether the company is expected to generate above-average growth rates; and the economic and political outlook. Some companies may cease to be represented in the S&P 500 Index after the Portfolio has purchased their securities. The Portfolio is not required to sell securities solely because the issuers are no longer represented in the S&P 500 Index, and may continue to hold such securities. These companies continue to be considered blue chip for purposes of the Portfolio's minimum 80% allocation to blue chip equities. The Portfolio may invest in new and unseasoned companies that the Portfolio manager believes have the potential for long-term capital appreciation.

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CREDIT SUISSE TRUST - EMERGING GROWTH PORTFOLIO

The Portfolio seeks maximum capital appreciation. To pursue this goal, it invests in equity securities of emerging growth companies. Emerging growth companies are small and medium-size companies that: have passed their start-up phase; show positive earnings; and offer the potential for accelerated earnings growth. Emerging growth companies generally stand to benefit from new products or services, technological developments, management changes or other factors. They include "special-situation companies"--companies experiencing unusual developments affecting their market value. Under normal market conditions, the Portfolio will invest at least 80% of net assets plus any borrowings for investment purposes in equity securities of U.S. emerging-growth companies that represent attractive capital-appreciation opportunities.

CREDIT SUISSE TRUST - EMERGING MARKETS PORTFOLIO

The Portfolio seeks long-term growth of capital. To pursue this goal, it invests in equity securities of companies located in or conducting a majority of their business in emerging markets. An emerging market is any country: generally considered to be an emerging or developing country by the United Nations, or by the World Bank and the International Finance Corporation (IFC); included in the IFC Investable Index or Morgan Stanley Capital International Emerging Markets Index; or having a per-capita gross national product of $2,000 or less. Under this definition, most countries of the world (other than the U.S., Canada, Western Europe, Japan, Australia and New Zealand) are considered emerging markets. Under normal market conditions, the Portfolio will invest at least 80% of net assets plus any borrowings for investment purposes in equity securities of issuers from at least three emerging markets. The Portfolio may invest up to 20% of net assets in debt securities, including up to 20% of net assets in non-investment-grade debt securities (also known as "junk bonds"). The Portfolio may invest in companies of any size, including emerging-growth companies--small or medium-size companies that have passed their start-up phase, show positive earnings, and offer the potential for accelerated earnings growth.

CREDIT SUISSE TRUST - GLOBAL POST-VENTURE CAPITAL PORTFOLIO

The Portfolio seeks long-term growth of capital. To pursue this goal, it invests in equity securities of U.S. and foreign companies considered to be in their post-venture-capital state of development. A post-venture-capital company is one that has received venture-capital financing either: during the early stages of the company's existence or the early stages of the development of a new product or service; or as part of a restructuring or recapitalization of the company. In either case, one or more of the following will have occurred within 10 years prior to the Portfolio's purchase of the company's securities: the investment of venture-capital financing; distribution of the company's securities to venture-capital investors; or the initial public offering. Under normal market conditions, the Portfolio will invest at least 80% of net assets plus any borrowings for investment purposes in equity securities of post-venture-capital companies from at least three countries, including the U.S. The Portfolio may invest up to 20% of net assets in debt securities, including up to 5% of net assets in non-investment-grade debt securities.

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CREDIT SUISSE TRUST - GLOBAL TECHNOLOGY PORTFOLIO

         This Portfolio seeks long-term appreciation of capital. To pursue this goal, it invests in equity securities of U.S. and foreign technology companies. Technology consists of a broad spectrum of businesses, including telecommunications, such as: communications equipment and service; electronic components and equipment; broadcast media; computer equipment, mobile telecommunications, and cellular radio and paging; electronic mail; local and wide area networking, and linkage of work and data processing systems; publishing and information systems; video and telex; and internet and other emerging technologies combining telephone, television and/or computer systems. Under normal market conditions, the Portfolio will invest at least 80% of net assets plus any borrowings for investment purposes in equity securities of technology companies from at least three countries, including the U.S. The Portfolio will invest at least 25% of net assets in equity securities of telecommunications companies. The portion of the Portfolio's assets invested in technology companies that are not telecommunications companies will vary depending on the managers' outlook. The Portfolio invests in at least three countries, which may include the U.S. and may invest in companies of all sizes.

CREDIT SUISSE TRUST - INTERNATIONAL FOCUS PORTFOLIO

         The Portfolio seeks long-term capital appreciation. To pursue this goal, it invests in equity securities of approximately 40-60 companies located in or conducting a majority of their business in major foreign markets or companies whose securities trade primarily in major foreign markets. Under normal conditions, the Portfolio will invest at least 80% of net assets plus any borrowings for investment purposes in equity securities of issuers from at least three foreign countries. The Portfolio may invest up to 20% of net assets in debt securities, including up to 5% of net assets in non-investment-grade debt securities. The Portfolio intends to diversify its investments across a number of different countries. However, at times the Portfolio may invest a significant part of its assets in a single country. The Portfolio may invest up to 10% of its assets in emerging markets.

CREDIT SUISSE TRUST - LARGE CAP VALUE PORTFOLIO

         This Portfolio seeks long-term growth of capital and income. To pursue this goal, it invests primarily in equity securities of value companies. Under normal market conditions, the Portfolio will invest at least 80% of net assets plus any borrowings for investment purposes in equity securities of U.S. companies with large market capitalizations, which is defined as companies with market capitalizations equal to or greater than the smallest company in the Russell 1000 Index. The Portfolio may invest up to 20% of net assets in debt securities, including up to 10% of net assets in non-investment-grade debt securities.

CREDIT SUISSE TRUST - SMALL CAP VALUE PORTFOLIO

         The Portfolio seeks a high level of growth of capital. To pursue this goal, it invests, under normal market conditions, at least 80% of its net assets plus any borrowings for investment purposes in equity securities of small U.S. companies. In

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seeking to identify undervalued companies, the portfolio manager looks at:
stocks issued by companies with proven management, consistent earnings, sound finances and strong potential for market growth; the fundamentals of each company at the present time, rather than attempting to anticipate what changes might occur in the stock market, the economy or the political environment; the earning power or purchase value of the company relative to its current stock price; and, whether the company has an established presence in its industry, in a product or in a market niche. The Portfolio considers a "small" company to be one whose market capitalization is within the range of capitalizations of companies on the Russell 2000 Index at the time of purchase. As of December 31, 2001, the Russell 2000 Index included companies with market capitalizations between $27.9 million and $2.96 billion. Some companies may outgrow the definition of a small company after the Portfolio has purchased their securities. These companies continue to be considered small for purposes of the Portfolio's minimum 80% allocation to small company equities. In addition, the Portfolio may invest in companies of any size once the 80% policy is met. As a result, the Portfolio's average market capitalization may sometimes exceed that of the largest company in the Russell 2000 Index.

INVESTMENT ADVISERS FOR THE UNDERLYING FUNDS
-------------------------------------------------------------------------------

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. ("American Century"), located at 4500 Main Street, Kansas City, Missouri, is the investment adviser for each of the American Century VP Funds. American Century has been managing mutual funds since 1958. It is responsible for managing the investment portfolios of each of the American Century VP Funds and directing the purchase and sale of their investment securities. American Century also arranges for transfer agency, custody and all other services necessary for the American Century VP Funds to operate.

BERGER FINANCIAL GROUP LLC ("Berger"), located at 210 University Boulevard, Suite 800, Denver, Colorado, is the investment adviser for each of the Berger IPT Funds. Berger serves as investment adviser, sub-adviser or administrator to mutual funds and institutional investors. Berger has been in the investment advisory business since 1974 managing growth and balanced funds. When acting as investment adviser, Berger is responsible for managing the investment operations of the Berger IPT Funds. Berger also provides administrative services to the Berger IPT Funds.

         BANK OF IRELAND ASSET MANAGEMENT (U.S.) LIMITED ("BIAM"), located at 75 Holly Hill Lane, Greenwich, Connecticut and 26 Fitzwilliam Place, Dublin 2, Ireland, is the sub-adviser to the Berger IPT - International Fund. BIAM serves as investment adviser or sub-adviser to pension and profit-sharing plans and other institutional investors and mutual funds. Bank of Ireland's investment management group was founded in 1966. As sub-adviser, BIAM provides day-to-day management of the investment operations of the Berger IPT - International Fund.

         BAY ISLE FINANCIAL LLC, located at 475 14th Street, Suite 550, Oakland, California 94612, has been in the investment advisory business since 1987 and provides day-to-day management of the investment operations as sub-adviser of the Berger IPT - Large Cap Value Fund. Bay Isle is a wholly owned subsidiary of Berger.

         PERKINS, WOLF, MCDONNELL & COMPANY, located at 310 S. Michigan Avenue, Suite 2600, Chicago, Illinois 60604, has been in the investment management business since 1984 and provides day-to-day management of the investment operations as sub-adviser of the Berger IPT - Mid Cap Value Fund.

INVESCO FUNDS GROUP, INC. ("INVESCO"), located at 4320 South Monaco Street, Denver, Colorado, is the investment adviser for each of the INVESCO VIF Funds. INVESCO was founded in 1932 and manages over $27.5 billion for more than 4,826,303 shareholder accounts in 46 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Underlying Funds, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares). INVESCO is a subsidiary of AMVESCAP PLC.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC ("PIMCO"), located at 840 Newport Center Drive, Suite 300, Newport Beach, California, serves as investment adviser and the administrator for the PIMCO VIT Portfolios. PIMCO is responsible for managing the investment activities of the Portfolios and the Portfolios' business affairs and other administrative matters. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 2001, PIMCO had approximately $241.3 billion in assets under management.

ROYCE & ASSOCIATES, INC. ("Royce"), located at 1414 Avenue of the Americas, New York, New York, is investment adviser for the Royce funds and is responsible for their management. Royce has been investing in small-cap securities with a value approach for more than 25 years.

THIRD AVENUE MANAGEMENT LLC, located at 767 Third Avenue, New York, New York, is the investment adviser for the Third Avenue Value Portfolio. Third Avenue Management manages the Portfolio's investments, provides various administrative services and supervises the Portfolio's daily business. Third Avenue Management offers investment advisory services to the Third Avenue Funds, retail mutual funds, and sub-advised portfolios, as well as to private and institutional clients. Third Avenue Management had in excess of $5.2 billion in assets under management, as of June 30, 2002.

MORGAN STANLEY INVESTMENT MANAGEMENT INC. (DOING BUSINESS AS "VAN KAMPEN") ("Van Kampen"), located at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley Dean Witter & Co. ("Morgan Stanley") is the direct parent of Van Kampen and Morgan Stanley & Co. Incorporated, the distributor of the Universal Institutional Funds, Inc. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses - securities, asset management and credit services. As of December 31, 2001, Van Kampen, together with its affiliated asset management companies, had approximately $415.9 billion in assets under management with approximately $178 billion in institutional assets.

DELAWARE MANAGEMENT COMPANY, located at 2005 Market Street, Philadelphia, PA 19103-7094, makes investment decisions for the Series of Delaware VIP Trust, except Emerging Markets and International Value Equity, manages those Series' business affairs and provides daily administrative services. Delaware Management Company and its predecessors have been managing the funds in Delaware Investments since 1938. On December 31, 2001, Delaware Management Company and its affiliates were supervising in the aggregate more than $84 billion in assets in the various insurance (approximately $36,601,000), institutional or separately managed ($25,945,000) and investment company ($22,160,000) accounts.

DELAWARE INTERNATIONAL ADVISERS LTD., an affiliate of Delaware Management Company, located at Third Floor, 80 Cheapside, London, England EC2V 6EE, makes investment decisions for the Delaware VIP Emerging Markets Series and the Delaware VIP International Value Equity Series, manages that Series' business affairs and provides daily administrative services.

NAVELLIER & ASSOCIATES, INC., located at One East Liberty, Third Floor, Reno, Nevada 89501, serves as the Navellier Growth Portfolio's investment adviser. It is responsible for selecting the securities which will constitute the pool of securities which will be selected for investment for the Growth Portfolio. The adviser was organized in 1993.

SCUDDER INVESTMENTS is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of, among others, Deutsche Asset Management Inc. ("DeAM, Inc."). Under the supervision of the Board of Trustees, DeAM, Inc., with headquarters at 280 Park Avenue, New York, New York 10017, acts as the Scudder VIT Funds' investment adviser. DeAM, Inc. is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance. As investment adviser, DeAM, Inc. makes the Funds' investment decisions. It buys and sells securities for the Funds and conducts the research that leads to the purchase and sale decisions. As of December 31, 2001, DeAM, Inc. had total assets under management of approximately $96 billion. The firm provides a full range of investment advisory services to institutional and retail clients. The scope of the firm's capability is broad: it is a leader in both the active and passive quantitative investment disciplines and maintains a major presence in stock and bond markets worldwide.

PIONEER INVESTMENT MANAGEMENT, INC. ("Pioneer"), the Pioneer VCT portfolios' investment adviser, located at 60 State Street, Boston, Massachusetts 02109, selects each portfolio's investments and oversees the portfolios' operations. The firm's U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds. Pioneer is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of December 31, 2001, assets under management were approximately
$99 billion worldwide, including over $19 billion in assets under management by Pioneer.

SAFECO ASSET MANAGEMENT COMPANY ("SAM"), is the investment adviser for each SAFECO Resource Trust Portfolio. As the adviser, SAM is responsible for developing the investment policies and guidelines for the Portfolios. It provides investment research, advice and supervision in the ongoing management of the Portfolios. SAM is a wholly owned subsidiary of SAFECO Corporation, which is located at SAFECO Plaza, Seattle, Washington 98185. SAM is located at Two Union Square, 25th Floor, Seattle, Washington 98101.

VAN KAMPEN ASSET MANAGEMENT INC. ("VKAM") located at 1 Parkview Plaza, Oakbrook Terrace, Illinois, is the investment adviser for the Van Kampen Life Investment Trust Portfolios. VKAM is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company that administers more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios, and has more than $74 billion under management or supervision as of March 31, 2002. Van Kampen Investments has more than 50 open-end funds, more than 30 closed-end funds and more than 2,700 unit investment trusts that are distributed by authorized dealers nationwide. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley Dean Witter & Co.

CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), located at 466 Lexington Avenue, New York, New York 10017, is the investment adviser for each of the Credit Suisse Portfolios and is responsible for managing each Portfolio's assets according to its goal and strategies. CSAM is a member of Credit Suisse Asset Management, the institutional asset management and mutual fund arm of Credit Suisse Group (Credit Suisse), one of the world's leading banks. Credit Suisse Asset Management companies manage approximately $78 billion in the U.S. and $303 billion globally. Credit Suisse Asset Management is the institutional and mutual fund asset management arm of Credit Suisse First Boston, the investment banking business unit of Credit Suisse. Under the management of Credit Suisse First Boston, Credit Suisse Asset Management will continue to provide asset management products and services to global corporate, institutional and government clients.

         ABBOTT CAPITAL MANAGEMENT, LLC, located at 1330 Avenue of the Americas, Suite 2800, New York, New York 10019, serves as sub-investment adviser for the Global Post-Venture Capital Portfolio and is responsible for managing the Portfolio's investments in private-equity portfolios. It is a registered investment adviser concentrating on venture-capital, buyout, and special-situation investments. Abbott Capital Management currently manages approximately $5.27 billion in assets.

         CREDIT SUISSE ASSET MANAGEMENT LIMITED, located at Beaufort House, 15 St. Botolph Street, London, England EC3A 7JJ, serves as sub-investment adviser for the Emerging Markets and Global Technology Portfolios and is responsible for assisting in the management of each Portfolio's international assets according to its goal and strategies.

MIXED AND SHARED FUNDING ARRANGEMENTS. In addition to the Separate Account, shares of the Underlying Funds may be sold to separate accounts of a number of different insurance companies, some of which may be affiliated. Those insurance company separate accounts may offer variable annuity contracts, variable life insurance policies, or both.

The Board of Directors (or Trustees) of each Underlying Fund is responsible for monitoring that Fund for the existence of any material irreconcilable conflict between the interests of participants in all separate accounts that invest in the Fund. The Board must determine what action, if any, the Underlying Fund should take in response to an irreconcilable conflict. If we believe that a response does not sufficiently protect our Owners, we will take appropriate action, and we may modify or reduce the Subaccounts available to you.

-------------------------------------------------------------------------------
                              CHARGES YOU WILL PAY
-------------------------------------------------------------------------------
NO SALES CHARGES OR WITHDRAWAL FEES
-------------------------------------------------------------------------------

We do not deduct sales charges when you make a Contribution to the Contract, nor do we deduct surrender or withdrawal fees when you withdraw amounts from the Contract. However, if you have not reached the age of 59 1/2, federal tax penalties may apply to the taxable portion of amounts withdrawn or distributed.

MORTALITY AND EXPENSE RISK CHARGE
-------------------------------------------------------------------------------

We deduct a daily asset charge for our assumption of mortality and expense risks. We make this charge by deducting daily from the assets of each Subaccount a percentage equal to an effective annual rate of not more than 0.47%. This charge does not apply to the General Account. We do not impose this charge while you are receiving Annuity Payments. We guarantee never to increase this charge above an effective annual rate of 0.47%.

For Owners electing a life annuity, the mortality risk we bear is that of making the annuity income payments for the life of the Annuitant (or life of the Annuitant and the life of a second person in the case of a joint and survivor annuity) no matter how long that might be. We also bear a mortality risk under the Contracts, regardless of whether an annuity income payment option is actually elected, in that we make guaranteed purchase rates available. In addition, we bear a mortality risk by guaranteeing a death benefit if the Onwer dies prior to the Annuity Commencement Date and prior to age 80. This death benefit may be greater than the Account Balance.

The expense risk we assume is the risk that the costs of issuing and administering the Contracts will be greater than we expected.

EXPENSES OF THE UNDERLYING FUNDS
-------------------------------------------------------------------------------

Owners and the Subaccounts indirectly pay the advisory fees and other expenses of the Underlying Funds. You should refer to "Table of Annual Expenses" in this Prospectus, which shows the expenses of the Underlying Funds for the most recent calendar year. Each Underlying Fund's prospectus, which can be viewed at our Website, contains a complete description of the Underlying Fund's fees and expenses.

PREMIUM TAXES
-------------------------------------------------------------------------------

We currently do not deduct state premium taxes from Contributions, unless required by state law. If the Annuitant elects an annuity benefit, we will deduct any applicable state premium taxes from the amount available for the annuity benefit. We reserve the right, however, to deduct all or a portion of the amount of any applicable taxes, including state premium taxes, from Contributions prior to their allocation among the Subaccounts. Currently, most state premium taxes range from 2% to 4%.

INCOME TAXES
-------------------------------------------------------------------------------

Although we do not currently deduct any charge for income taxes or other taxes that may be attributable to the Separate Account or your Contract, we reserve the right to do so in the future.

-------------------------------------------------------------------------------
               WHO MAY PURCHASE A CONTRACT AND MAKE CONTRIBUTIONS
-------------------------------------------------------------------------------
PURCHASE OF A CONTRACT; PARTICIPATION
-------------------------------------------------------------------------------

We issue Contracts to individuals and to groups. An individual's participation in a group Contract will be evidenced by a "certificate." For purposes of this Prospectus, the term Contract includes certificates. Each purchaser must complete the online Contract application at our Website and make an initial Contribution of at least the minimum required amount. You must be at least 18 years of age and younger than 91 years of age to be eligible to purchase the Contract.

A person to whom we issue a Contract, even if the person names someone else as the Annuitant, is the owner of the Contract and will possess all the rights under the Contract.

ACCEPTANCE OF INITIAL CONTRIBUTIONS. When we receive your completed application, other necessary information and your initial Contribution, we will accept the application and issue the Contract, or reject it, within two business days of receipt.

If you did not properly complete the application, we will retain the Contribution for up to five business days while we attempt to obtain the information necessary to complete the application. We will accept the Contribution within two business days after we receive the completed application.

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If we do not receive a completed application for you within five business days, we will return the Contribution at the end of that period unless we obtain your consent to hold the Contribution for a longer period.

We will deliver a confirmation statement to your Personal File at or about the time we accept your initial Contribution. You should review this confirmation to ensure the transaction was carried out correctly.

CANCELLATION OF CONTRACT. You may surrender a Contract for cancellation within ten days after we place the Contract in your Personal File by executing a Contract Cancellation form through our Website. The ten day period may be extended as required by law in some states. Transfers between Subaccounts are not permitted during the ten day period (or longer, if required by state law). If you cancel your Contract, we will refund all Contributions you allocated to the General Account, plus your Account Balance in the Separate Account on the date of surrender or, if your state requires, the greater of your Account Balance or your Contributions allocated to the Separate Account. If you reside in a state that requires return of all Contributions, we will allocate Contributions you make during the cancellation right period to the PIMCO VIT Money Market Subaccount until the end of that period at which time we will reallocate your Account Balance in the PIMCO VIT Money Market Subaccount to the Subaccounts you have chosen. You should consult the Contract for applicable provisions.

PAYMENT OF CONTRIBUTIONS
-------------------------------------------------------------------------------

You may make Contributions directly to us. We will not accept Contributions on or after your 91st birthday. The minimum initial contribution is $1,000. Thereafter, you may make Contributions at whatever intervals and in whatever amounts you select, except that each additional Contribution must be at least $100. (From time to time we may change these minimums.). Your total Contributions to the Contract cannot exceed $1 million without our permission.

If you cancel a purchase payment or if your check is returned due to insufficient funds, you will be responsible for any losses or fees imposed by your financial institution and losses that may be incurred as a result of any decline in the value of the canceled purchase.

SYSTEMATIC CONTRIBUTIONS
-------------------------------------------------------------------------------

Our Systematic Contributions program allows you to pre-authorize monthly or quarterly withdrawals from your checking account to make your Contributions. You can enroll in the program, revise your participation in the program or change the bank account from which Contributions will be made through our Website. You or we may end your participation in the program with 30 days' notice. We may end your participation if your bank declines to make any payment. The minimum amount for Systematic Contributions is $100 whether you choose the monthly or quarterly mode. There is no charge to participate in the Systematic Contributions program.

ALLOCATION OF CONTRIBUTIONS
-------------------------------------------------------------------------------

You may allocate Contributions among the Subaccounts and the General Account.

We will allocate a Contribution according to the instructions we currently have on file for you. As explained below under the heading "Your Account Balance In The Subaccounts - Accumulation Unit Values for Transactions," Contributions you allocate to a Subaccount will receive that Subaccount's Accumulation Unit value next computed after our receipt of your Contribution. The following rules apply for determining the date of our receipt of your initial and any subsequent
Contributions:

         - If you make a Contribution by check, that Contribution is deemed received by us on the day of receipt if that day is a Valuation Day and we receive the Contribution by close of business on the New York Stock Exchange (NYSE) (normally 4:00 p.m. ET), otherwise your Contribution is deemed received on the next Valuation Day.

         - If you make a Contribution by electronic funds transfer (EFT), that Contribution is deemed received by us on the second Valuation Day after our receipt of your notification of intent to make the Contribution by EFT. For these purposes, if you submit your EFT notification after the close of business on the NYSE on a Valuation Day or at any time on a weekend or holiday, that notification will be deemed received by us on the next Valuation Day.

         - Special rules apply to transactions involving Subaccounts that invest in Underlying Funds which primarily invest outside the United States. See "Your Account Balance In The Subaccounts - Limitations on Transactions Involving International Subaccounts."

You can view your current allocation instructions through our Website. You may change your allocation instructions for future Contributions from time to time. You can do this by entering it on our Website. Your allocation instructions must specify the percentage, in any whole percentage from 0% to 100%, of each Contribution to be allocated to each of the Subaccounts or the General Account. The percentages you give us must add up to 100%. You should periodically review your allocations in light of market conditions and your retirement plans and needs.

-------------------------------------------------------------------------------
                   HOW TO CONTACT US AND GIVE US INSTRUCTIONS
-------------------------------------------------------------------------------
CONTACTING AMERICAN LIFE
-------------------------------------------------------------------------------

If you have questions about your Contract, you should first consult the "Frequently Asked Questions" section of our Website. If we have not answered your question there, you can either go to our Website and click on "Contact Us" for secure online correspondence or e-mail us at service@americanlifeny.com or call us at
(800) 853-1969 and we will answer as promptly as we can.

You will be able to make all notices, requests and elections required or permitted under the Contracts through our Website.

We may require you to provide certain information to us in paper format. For example, we will require an original copy of the death certificate for purposes of paying the death benefit to your Beneficiary. When required, you should send documents in paper form to the following address:

                 The American Life Insurance Company of New York
                             300 Distillery Commons
                                    Suite 300
                           Louisville, Kentucky 40206

SECURITY OF ELECTRONIC COMMUNICATIONS WITH US
-------------------------------------------------------------------------------

Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from us. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, we may enhance our systems.

You will be required to provide your user ID and password to access your Personal File and perform transactions at our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and we are not responsible for fraudulent transactions we believe to be genuine according to these procedures. Accordingly, you bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Personal File regularly which will give you an opportunity to prevent multiple fraudulent transactions. Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Personal File and to notify us promptly of any unusual activity.

We only honor instructions from someone logged into our secure Website using a valid user ID and password. We cannot guarantee the privacy or reliability of e-mail, so we will not honor requests for transfers or changes received by e-mail, nor will we send account information through e-mail. All transfers or changes should be made through our secure Website.

If you want to ensure that our encryption system is operating properly, go to the icon that looks like a "locked padlock." This shows that encryption is working between your browser and our web server. You can click or double-click on the padlock to get more information about the server. When you click the "view certificate" button (in Netscape) or the "subject" section (in Internet Explorer), you should see "Inviva, Inc." listed as the

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owner of the server you are connected to. This confirms that you are securely connected to our server.

CONFIRMATION STATEMENTS TO OWNERS
-------------------------------------------------------------------------------

We will send a confirmation statement to your Personal File each time you change your allocation instructions, we receive a new Contribution from you, you transfer any portion of your Account Balance among the Subaccounts or the General Account or you make a withdrawal. The confirmation for a new Contribution or transfer of Account Balance may be an individual statement or may be part of your next quarterly account statement. You should review your confirmation statements to ensure that your transactions are carried out correctly. If you fail to do so, you risk losing the opportunity to ask us to correct an erroneous transaction.

-------------------------------------------------------------------------------
                     YOUR ACCOUNT BALANCE IN THE SUBACCOUNTS
-------------------------------------------------------------------------------
ACCUMULATION UNITS IN SUBACCOUNTS
-------------------------------------------------------------------------------

We use Accumulation Units to represent Account Balances in each Subaccount. We separately value the Accumulation Unit for each Subaccount.

We determine your Account Balance in the Separate Account as of any Valuation Day by multiplying the number of Accumulation Units credited to you in each Subaccount by the Accumulation Unit value of that Subaccount at the end of the Valuation Day.

Investment experience of the Subaccounts does not impact the number of Accumulation Units credited to your Account Balance. The value of an Accumulation Unit for a Subaccount, however, will change as a result of the Subaccount's investment experience, in the manner described below.

CALCULATION OF ACCUMULATION UNIT VALUES
-------------------------------------------------------------------------------

We determine Accumulation Unit values for the Subaccounts as of the close of business on each Valuation Day (generally at the close of the NYSE). A Valuation Period is from the close of a Valuation Day until the close of the next Valuation Day.

The dollar value of an Accumulation Unit for each Subaccount will vary from Valuation Period to Valuation Period. Specifically, Accumulation Unit values are adjusted to reflect the deduction of the mortality and expense risk charge and the positive or negative investment experience of the Underlying Funds.

An Underlying Fund's investment experience reflects the deduction of the Fund's fees and charges. Thus, a Subaccount's Accumulation Unit value is affected by the Underlying Fund's fees and charges.

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ACCUMULATION UNIT VALUES FOR TRANSACTIONS
-------------------------------------------------------------------------------

When you allocate Contributions to a Subaccount or transfer any Account Balance to a Subaccount, we credit Accumulation Units to your Account Balance. When you withdraw or transfer any Account Balance from a Subaccount, we cancel Accumulation Units from your Account Balance.

The Accumulation Unit value for a transaction is the Unit value for the Valuation Period during which we receive the Contribution or request. As a result, we will effect the transaction at the Accumulation Unit value we determine at the NEXT CLOSE of a Valuation Day (generally the close of the NYSE on that business day).

We calculate the number of Accumulation Units for a particular Subaccount by dividing the dollar amount you have allocated to, or withdrawn from, that Subaccount during the Valuation Period by the applicable Accumulation Unit value for that Valuation Period. We round the resulting number of Accumulation Units to three decimal places.


-------------------------------------------------------------------------------
                          TRANSFERS OF ACCOUNT BALANCE
-------------------------------------------------------------------------------

Subject to the limitations set forth in this Prospectus, you may transfer all or a portion of your Account Balance among the Subaccounts and between the Separate Account and the General Account. There are no tax consequences to you for transfers.

You may transfer your Account Balance at any time but only through our Website. Please take into account transmittal time, as heavy traffic on the Internet may limit Website availability or Website response. The amount transferred must be at least $100 in total. Your user ID and password are required to effect a transfer. We will honor transfer instructions from any person who provides correct identifying information and we are not responsible for fraudulent transfers we believe to be genuine according to these procedures. Accordingly, you bear the risk of loss if unauthorized persons make transfers on your behalf.

All transfers will be confirmed to your Personal File. A transfer request does not change the allocation of current or future Contributions among the Subaccounts and the General Account.

LIMITATION ON TRANSFERS
-------------------------------------------------------------------------------

Because excessive transfers among Subaccounts can disrupt the management of the Underlying Funds and increase the Underlying Funds' costs for all owners of Contracts, we reserve the right to limit the number of transfers you may make in any Contract year or to refuse any transfer request if:

(1) we determine, in our sole discretion, that your transfer patterns among the Subaccounts reflect a market timing strategy; or

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(2)      we are informed by one or more of the Underlying Funds that the purchase or redemption of shares is to be restricted because of excessive transfers, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of the Underlying Funds; or

(3) we believe, in our sole discretion, that your transfers may have a detrimental effect on Subaccount Accumulation Unit values or the share prices of the Underlying Funds.

We will inform you by placing a notice in your Personal File if your requested transfer is not made. Accordingly, you may wish to check your Personal File after you have submitted a transfer request to determine whether it has been made. If your transfer request is not processed by us because of these limitations, you will need to submit a new request at a later date.


LIMITATION ON TRANSFERS INVOLVING INTERNATIONAL SUBACCOUNTS
-------------------------------------------------------------------------------

Certain transactions involving International Subaccounts may adversely affect existing Contract Owners. Accordingly, we will not accept an order for an International Subaccount that:

(1)      is placed between 9:00 a.m. ET and 4:00 p.m. ET on a Valuation Day; AND

(2)      is for a transfer whose amount is equal to or greater than $50,000.

If your order is not accepted by us because of this limitation, we will inform you by placing a notice in your Personal File. Accordingly, you may wish to check your Personal File after you have submitted your order to determine whether it has been accepted. If your order was not accepted, you can re-submit it (1) before 4:00 p.m. ET in an amount less than $50,000 for processing at that Valuation Day's Accumulation Unit value or (2) after 4 p.m. ET (but before 9:00 a.m. ET on the following Valuation Day) for processing at the following Valuation Day's Accumulation Unit value.

We consider the following Subaccounts to be International Subaccounts: AMERICAN CENTURY VP - INTERNATIONAL SUBACCOUNT; BERGER IPT - INTERNATIONAL SUBACCOUNT; CREDIT SUISSE TRUST - EMERGING MARKETS SUBACCOUNT; CREDIT SUISSE TRUST - GLOBAL POST-VENTURE CAPITAL SUBACCOUNT; CREDIT SUISSE TRUST - GLOBAL TECHNOLOGY SUBACCOUNT; CREDIT SUISSE TRUST - INTERNATIONAL FOCUS SUBACCOUNT; DELAWARE VIP - EMERGING MARKETS SUBACCOUNT; DELAWARE VIP - INTERNATIONAL VALUE SUBACCOUNT; PIMCO VIT - FOREIGN BOND SUBACCOUNT; PIONEER EUROPE VCT SUBACCOUNT; SCUDDER VIT EAFE(R) EQUITY INDEX SUBACCOUNT; THE UNIVERSAL INSTITUTIONAL ACTIVE INTERNATIONAL ALLOCATION SUBACCOUNT; THE UNIVERSAL INSTITUTIONAL EMERGING MARKETS DEBT SUBACCOUNT; THE UNIVERSAL INSTITUTIONAL EMERGING MARKETS EQUITY SUBACCOUNT; THE UNIVERSAL INSTITUTIONAL GLOBAL VALUE EQUITY SUBACCOUNT; AND THE UNIVERSAL INSTITUTIONAL INTERNATIONAL MAGNUM SUBACCOUNT. We may add new International Subaccounts in the future.

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ASSET REBALANCING
-------------------------------------------------------------------------------

Your asset allocation percentages may vary over time from your initial allocation because the value of your Subaccounts will fluctuate with the investment performance of the Underlying Funds. Our Asset Rebalancing feature allows you to automatically reallocate your Account Balance to maintain your desired asset allocation. If you choose to participate in Asset Rebalancing, we transfer the appropriate amount from the "overweighted" Subaccounts to the "underweighted" Subaccounts to return your allocations to the percentages you request. Participation in Asset Rebalancing does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market.

You can enroll in Asset Rebalancing at our Website at any time. You must specify the Subaccounts to which we will realloacte your Account Balance and the percentage of the Account Balance you would like directed to each. The sum of these percentages must equal 100%. Only the portion of your Account Balance allocated to the Separate Account is eligible to participate in Asset Rebalancing; thus, assets of yours held in our General Account will not be affected by Asset Rebalancing. At our Website, you must also instruct us as to the frequency with which you would like Asset Rebalancing to occur. Asset Rebalancing can be set up as a one-time reallocation or on a monthly, quarterly, semi-annual or annual basis.

If you choose to rebalance only once, the rebalancing will take place on the first Valuation Day following the day of your request. If you select to rebalance on a monthly, quarterly, semi-annual or annual basis, the first rebalancing will take place on the first Valuation Day following the day of your request and subsequent rebalancings will occur at the beginning of each frequency period thereafter. For example, if we receive a request for quarterly Asset Rebalancing on January 9, your first rebalancing will occur on January 10 (or the following Valuation Day, as applicable) and every three months thereafter on the 10th (or the following Valuation Day, as applicable).

You may change your allocation instructions or stop Asset Rebalancing at any time by visiting our Website and following the directions we provide. We presently do not impose a charge for Asset Rebalancing. We reserve the right to modify, suspend, or terminate Asset Rebalancing at any time and for any reason.

-------------------------------------------------------------------------------
             OUR PAYMENT OF ACCOUNT BALANCE TO YOU OR A BENEFICIARY
-------------------------------------------------------------------------------
YOUR RIGHT TO MAKE WITHDRAWALS, INCLUDING BY SYSTEMATIC WITHDRAWALS
-------------------------------------------------------------------------------

You may withdraw your Account Balance, in whole or in part, at any time during the Accumulation Period. A full withdrawal results in the surrender of your Contract. Your revocation of consent to electronic delivery of documents will be treated by us as a request to surrender the Contract in full and we will pay the proceeds as described below, unless you instruct us that you are exchanging the Contract for another contract.

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All withdrawals must be made through our Website. We will pay the proceeds of a withdrawal via electronic funds transfer (EFT) to your bank account or by paper check. We may take up to seven days following receipt of your withdrawal request to process the request. Withdrawals may result in adverse tax consequences to you. See "Income Tax Consequences of Withdrawals" below. You can avoid potential adverse tax consequences of a surrender by making a tax-free exchange of your Contract in accordance with Section 1035 of the Code. Consult your tax adviser.

SYSTEMATIC WITHDRAWALS OPTION. If you have reached age 59 1/2 , you may elect to make withdrawals of Account Balance by telling us to withdraw a set amount on either a monthly or quarterly basis. You must specify an amount, which may not be less than $100, and must tell us whether withdrawals should be taken from the Subaccounts, the General Account or both. We will send the Systematic Withdrawal payments to you, except that we will send them to the Annuitant if you have named someone else as the Annuitant. We will send payments to the account designated on our Website via electronic funds transfer (EFT). We will process your first payment on the first Valuation Day following the day of your request. There is no charge for the Systematic Withdrawals option.

When you are receiving Systematic Withdrawal payments, you may not make Contributions. However, you may transfer Account Balance among Subaccounts and the General Account and make other withdrawals during this time.

Systematic Withdrawal payments will continue until the earliest of (a) your death; (b) our receipt of your request through our Website to change or end the payments; (c) the decline in your Account Balance (or in the General Account or in any Subaccount that you have designated for withdrawals) so that the remaining balance is not large enough to cover the next payment due; or (d) your Annuity Commencement Date.

INCOME TAX CONSEQUENCES OF WITHDRAWALS. You should consider the possible adverse Federal income tax consequences of any withdrawal, including withdrawals under the Systematic Withdrawals Option. You will be taxed at ordinary income tax rates on the portion of your withdrawal that is taxable. You will not be taxed on the amount of any Contributions you made with "after-tax" dollars, but there are special rules under the Code for determining whether a withdrawal, or portion of a withdrawal, will be considered a return to you of after-tax Contributions (see "Federal Tax Information").

PENALTY TAX ON TAXABLE PORTION OF WITHDRAWALS. There is a 10% Federal penalty tax on the taxable amount of withdrawals you make during the Accumulation Period, unless one of the following exceptions applies:

         -     you have reached age 59 1/2,

         -     you are disabled or have died,

         - the distributions are Annuity Payments over your life (or life expectancy) or over the joint lives (or joint life expectancies) of you and the Beneficiary, or

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         -     in certain other circumstances. Refer to "Federal Tax
               Information" for a listing of circumstances when the penalty is not due.

HOW TO TELL US AN AMOUNT TO TRANSFER OR WITHDRAW
-------------------------------------------------------------------------------

To tell us the amount of your Account Balance to transfer or withdraw, you may specify to us:

         - the dollar amount to be taken from each Subaccount and the General Account,

         - for the Subaccounts, the number of Accumulation Units to be transferred or withdrawn, or

         - the percentage of your Account Balance in a particular Subaccount or in the General Account to be transferred or withdrawn.

For transfers, you also must specify where you are moving the transferred amount. Your request for a transfer or withdrawal is not binding on us until we receive all information necessary to process your request.

DEATH BENEFIT PRIOR TO ANNUITY COMMENCEMENT DATE
-------------------------------------------------------------------------------

During the Accumulation Period, we will pay a death benefit to the Beneficiary upon your death if you are the Annuitant.

If you are not the Annuitant and the Annuitant dies before the Annuity Commencement Date, no death benefit is paid and you automatically become the Annuitant. You can designate a new Annuitant subject to our underwriting rules then in effect.

A death benefit claim can be made in writing, by telephone or electronically. We will pay the death benefit after we have received:

         -     due proof of your death;

         - notification of election by the Beneficiary(ies) of the form in which we are to pay the death benefit; and

         - all other information and documentation necessary for us to process the death benefit request.

Before your 80th birthday, the death benefit amount will be the greater of: (1) the sum of all Contributions, less adjusted partial withdrawals; or (2) your Account Balance. On and after your 80th birthday, the death benefit amount will be your Account Balance.

For these purposes, an adjusted partial withdrawal is equal to (a) the partial withdrawal amount plus any applicable premium tax withheld; multiplied by (b) the death benefit

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immediately prior to the partial withdrawal; divided by (c) the Account
Balance immediately prior to the partial withdrawal.

When the death benefit amount is your Account Balance, we determine the amount payable as of the date we receive all information necessary to process the death benefit request. Accordingly, any amount allocated to the Subaccounts will continue to be subject to investment risk, which means that its value may fall or rise, until we receive the required information.

FORM OF PAYMENT OF DEATH BENEFIT. The Beneficiary will elect the form of death benefit. Payout options include a lump sum or annuity payments. We will pay the death benefit in a lump sum if the Beneficiary fails to elect a form of death benefit. The Code imposes special requirements on the payment of a death benefit, as described below. A BENEFICIARY WHO WISHES TO ELECT A PAYOUT OPTION OTHER THAN A LUMP SUM MUST CONSENT TO RECEIVE ELECTRONICALLY ALL DOCUMENTS AND REPORTS RELATING TO YOUR CONTRACT.

In general, any method of distribution that your Beneficiary selects must comply with one of the following.

(a) FIVE YEAR RULE. The general rule is that we must pay the entire death benefit to the Beneficiary by December 31 of the year that is five years after your death (or the Annuitant's death, if applicable), unless we pay the death benefit in accordance with (b) or (c) below.

(b) LIFE ANNUITY RULE. If a Beneficiary selects a life annuity, the entire death benefit must generally be distributed to the Beneficiary in the form of Annuity Payments that begin within one year of your (or the Annuitant's) death and are payable over a period of time that is not more than the Beneficiary's life or life expectancy, whichever is longer.

(c) BENEFICIARY IS YOUR ELIGIBLE SPOUSE. Your spouse may be able to continue the Contract. When you are the Annuitant, a Beneficiary who is your Eligible Spouse may choose to be considered as the Owner for purposes of determining when distributions must begin. In effect, your spouse can be substituted as the Owner and the death benefit distribution requirements will not apply until the spouse's death. Spousal continuation is described in more detail below.

SPOUSAL CONTINUATION
-------------------------------------------------------------------------------

If you are the initial Owner of the Contract and the Beneficiary is your spouse, your spouse may elect to continue the Contract after your death. The spouse becomes the new Owner ("Continuing Spouse") as though the Continuing Spouse has just purchased the Contract. Generally, the Contract and its fees, charges and/or elected features, if any, remain the same. A spousal continuation can only take place upon the death of the initial Owner of the Contract and may be elected only one time per Contract.

The spouse will be subject, as was the initial Owner, to the investment risk associated with the Subaccounts. This is because the death benefit amount paid remains in the

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Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk.

Upon a spouse's continuation of the Contract, we will contribute to the Account Balance an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the initial Owner exceeds the Account Balance ("Continuation Contribution"), if any. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the Contract and proof of death of the initial Owner in a form satisfactory to us ("Continuation Date").

Upon the death of the Continuing Spouse, we will pay a death benefit to the Beneficiary. We calculate the death benefit in the same manner in which we calculated it for the initial Owner. Before the Continuing Spouse's 80th birthday, the amount of the death benefit will be the greater of: (1) the sum of all Contributions, less adjusted partial withdrawals; or (2) the Continuing Spouse's Account Balance as of the date we receive all information necessary to process the death benefit request. On and after the Continuing Spouse's 80th birthday, the death benefit amount will be the Account Balance. For these purposes, an adjusted partial withdrawal is equal to (a) the partial withdrawal amount plus any applicable premium tax withheld; multiplied by (b) the death benefit immediately prior to the partial withdrawal; divided by (c) the Account Value immediately prior to the partial withdrawal. Also for these purposes, a Continuation Contribution, if any, is considered a Contribution.

We reserve the right to modify, suspend or terminate the spousal continuation provision (in its entirety or any component) at any time with respect to prospectively issued contracts.

TERMINATION OF A CONTRACT
-------------------------------------------------------------------------------

We may, in our sole discretion, return your Account Balance and terminate a Contract prior to the Annuity Commencement Date if:

         -        you have not made Contributions for three consecutive years,

         -        your Account Balance is less than $500, and

         -        you have reached the age 59 1/2.

Before we elect to terminate a Contract, we will notify you of our intention to do so by placing a message in your Personal File and provide a period of 90 days during which you may make additional Contributions to reach the specified minimum. You should check your Personal File regularly. We will pay your Account Balance to you in a single sum if we terminate your Contract.

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WHEN WE MAY POSTPONE PAYMENTS
-------------------------------------------------------------------------------

We will pay any amounts due from the Separate Account for a withdrawal (including a Systematic Withdrawal payment), death benefit or termination, and will transfer, subject to our rules on transfers, any amount from the Separate Account to the General Account, within seven days, unless:

         - The NYSE is closed for other than usual weekends or holidays, or trading on that Exchange is restricted as determined by the Commission; or

         - The Commission by order permits postponement for the protection of Owners; or

         - An emergency exists, as determined by the Commission, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets.

-------------------------------------------------------------------------------
               YOU MAY OBTAIN AN ANNUITY WITH YOUR ACCOUNT BALANCE
-------------------------------------------------------------------------------
AMOUNT OF ANNUITY PAYMENTS
-------------------------------------------------------------------------------

At your Annuity Commencement Date, we will apply your Account Balance to purchase a stream of Annuity Payments (an annuity). Once Annuity Payments have begun, you cannot change the annuity form you have selected nor make Contributions, transfers or withdrawals under the Contract. You may elect to receive your Account Balance by making partial or full withdrawals, including under the Systematic Withdrawals option, instead of receiving Annuity Payments. See "Your Right to Make Withdrawals, including by Systematic Withdrawals."

The dollar amount of each of your Annuity Payments will be fixed and we guarantee to make those Payments according to the form of annuity you select. The amount of the Annuity Payments depends only on the annuity form you choose, the applicable annuity purchase rates and your Account Balance. The life expectancy of the Annuitant(s) is a factor we use in determining the amount of the Annuity Payments, if the form of annuity requires us to make payments for the life of the Annuitant (or joint lives of the Annuitant and joint Annuitant).

We guarantee that the purchase rates we use to determine the amount of Annuity Payments will never be less favorable for you than the guaranteed rates in the Contract.

We will send Annuity Payments directly to the Annuitant's bank account through electronic funds transfer (EFT).

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ANNUITY COMMENCEMENT DATE
-------------------------------------------------------------------------------

You must notify us, through our Website, of the Annuity Commencement Date in advance, according to our procedures. You may elect an Annuity Commencement Date that is no earlier than the first day of the first calendar month following the purchase of the Contract and no later than the first day of the month in which you turn 91 years of age.

AVAILABLE FORMS OF ANNUITY
-------------------------------------------------------------------------------

You may select or change the form of annuity at any time prior to 30 days before your Annuity Commencement Date.

You may choose a form of annuity from the following list. You can choose to have us make monthly, quarterly or annual Annuity Payments. You will be the Annuitant, unless you named someone else as the Annuitant.

TEN YEARS CERTAIN AND CONTINUOUS FORM. This annuity form provides for Annuity Payments to the Annuitant, continuing until the later of the month of the Annuitant's death and the end of 10 years (the certain period). If the Annuitant dies before the end of the 10 year certain period, the Annuitant's Beneficiary will receive the Annuity Payments until the end of the 10 year period. If the Beneficiary dies before the end of the 10 year period, we will pay the commuted value of the remaining Annuity Payments to the payee named by you.

JOINT AND 66 2/3% SURVIVOR LIFE WITH 10 YEAR PERIOD CERTAIN FORM. This annuity form provides a Annuity Payment during the lifetime of the Annuitant and 66 2/3% of that Annuity Payment to the joint Annuitant after the Annuitant's death if the joint Annuitant survives the Annuitant. If both the Annuitant and the joint Annuitant die before the end of the 10 year period, payments continue in the amount last paid until the end of 10 years (the certain period) to the Beneficiary. If a person named as an Annuitant's joint annuitant dies prior to the Annuity Commencement Date, your election of this annuity form is cancelled automatically and reverts to the Ten Years Certain and Continuous Form.

FULL CASH REFUND FORM. This annuity form provides for Annuity Payments to the Annuitant, continuing until the month of the Owner's death. If the total payments we make to you is less than your Account Balance when we began making payments, then we will pay the difference to the Beneficiary. The Beneficiary may elect to receive the amount in a lump sum or as an annuity in the Ten Years Certain and Continuous Form.

We will calculate any commuted value on the basis of compound interest at a rate we determine that is consistent with the interest assumption for the annuity rates we used to determine the Annuity Payments.

In addition to the forms of annuity listed above, we may in our discretion offer additional forms of annuity as of your Annuity Commencement Date. As of the date of this

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Prospectus, we are offering the following additional forms of annuity and have the right to discontinue offering these forms at any time.

PERIOD CERTAIN AND CONTINUOUS ANNUITY. Same as the Ten Years Certain and Continuous annuity above, except that the period may be for three or five years or for some other period we approve.

JOINT AND SURVIVOR LIFE WITH PERIOD CERTAIN ANNUITY. Same as the Joint and Survivor Life with Period Certain annuity above, except that the percentage to the contingent Annuitant may be 50%, 75% or 100%, rather than 66 2/3%, and the Period Certain may be different, as elected by the Annuitant.

JOINT AND SURVIVOR LIFE ANNUITY. Same as the Joint and Survivor Life With Period Certain annuity above, except that payments will end upon the death of the survivor as between the Annuitant and the contingent Annuitant. There is no guaranteed minimum payment period.

NON-REFUND LIFE ANNUITY. We make a monthly Annuity Payment until the death of the Annuitant. No amount is payable to any contingent Annuitant or Beneficiary.

DEATH BENEFIT AFTER ANNUITY COMMENCEMENT DATE
-------------------------------------------------------------------------------

If an Annuitant (and the joint Annuitant if the form is a joint annuity) dies on or after the Annuity Commencement Date, your Beneficiary will receive the death benefit (if any) provided by the form of annuity under which Annuity Payments were made. See "Available Forms of Annuity" above.

LUMP SUM FOR SMALL ANNUITY PAYMENTS
-------------------------------------------------------------------------------

If the annuity benefit payable would be less than $240 each year, we may elect to pay the present value of the annuity benefit in a single payment to the payee.

-------------------------------------------------------------------------------
                               OUR GENERAL ACCOUNT
-------------------------------------------------------------------------------
SCOPE OF PROSPECTUS
-------------------------------------------------------------------------------

This Prospectus serves as a disclosure document for the variable, or Separate Account, interests under the Contracts. We have not registered the Contracts under the Securities Act of 1933 for allocations to the General Account, nor is the General Account registered as an investment company under the 1940 Act. The staff of the Commission has not reviewed the disclosures in this Prospectus that relate to the General Account. Disclosures regarding the fixed portion of the Contracts and the General Account, however, generally are subject to certain provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

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GENERAL DESCRIPTION
-------------------------------------------------------------------------------

Amounts that you allocate to the General Account become part of our general assets. Our General Account supports our insurance and annuity obligations. The General Account consists of all of our general assets, other than those in the Separate Account and other segregated asset accounts.

We bear the full investment risk for all amounts that Owners allocate to the General Account. We have sole discretion to invest the assets of the General Account, subject to applicable law. Your allocation of Account Balance to the General Account does not entitle you to share in the investment experience of the General Account.

From time to time, we declare rates at which we will credit interest to Owners' Account Balances in the General Account. We guarantee that this rate will never be less than an effective annual rate of 3%. We are not obligated to credit interest in excess of 3% per year. In our sole discretion, we may credit a higher or lower rate of interest to Account Balances in the General Account than are presently being credited. The rate of interest you will earn on assets you allocate to the General Account is guaranteed for three months from the date you make the allocation. This means your interest rate will not change even if we declare an interest rate during your three month guarantee period that is higher or lower than the one being credited to your Account Balance in the General Account. No later than seven business days prior to the end of your three month guarantee period, we will notify you as to the applicable interest rate (if that rate differs from the current rate) for your next three month guarantee period should you choose to leave the assets invested in the General Account. At any time during a three month period, you may transfer from the General Account without any penalty.

TRANSFERS AND WITHDRAWALS
-------------------------------------------------------------------------------

You may transfer any portion of your Account Balance to or from the General Account and may withdraw any portion of your Account Balance from the General Account prior to the Annuity Commencement Date, subject to our rules on transfers. See "Your Right to Transfer Among Subaccounts and the General Account" and "Your Right to Make Withdrawals, including by Systematic Withdrawals" under "Our Payment of Account Balance to You or a Beneficiary". We have the right to delay transfers and withdrawals from the General Account for up to six months following the date that we receive the transaction request.

-------------------------------------------------------------------------------
                             ADMINISTRATIVE MATTERS
-------------------------------------------------------------------------------
DESIGNATION OF BENEFICIARY
-------------------------------------------------------------------------------

You may designate one or more persons as your Beneficiary(ies). You may change a Beneficiary while you are living, either before or after the Annuity Commencement Date, by executing and sending to us the online "Change of Beneficiary" form, which can found at our Website. The designation or change in designation will take effect when we

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receive the notice, whether or not you are living at the time we receive it.
We will not be liable for any payment or settlement we make before we receive the notice of Beneficiary or change of Beneficiary.

If no Beneficiary designated by you is living at the time of your death during the Accumulation Period or the Annuitant's death, if different, or when the Annuitant dies (and the joint Annuitant, if any dies) during the Annuity Period, we will pay a lump sum or the commuted value of any remaining periodic payments to a Beneficiary or Beneficiaries determined under the Contract. The Contract lists classes of Beneficiaries in an order of preference. We will pay the surviving family member(s) in the first class of Beneficiaries we find, in this order:

         -     your spouse;

         -     your children;

         -     your parents; and

         -     your brothers and sisters.

If we do not find family members in these classes, we will pay the executors or administrators of your estate.

MISCELLANEOUS CONTRACT PROVISIONS
-------------------------------------------------------------------------------

ASSIGNMENT OF CONTRACTS. You may assign your Contract. However, it can be assigned only to someone who has consented to electronic delivery of all documents related to the Contract. Your assignment will not be binding on us until we have recorded it, and an assignment will not apply to payments we make before we record the assignment. We cannot assume any responsibility for the validity or effect of any assignment.

MODIFICATION OR AMENDMENT OF CONTRACTS. Our rights and obligations under a Contract cannot be changed or waived, unless one of our duly authorized officers signs an agreement to the change or waiver. No amendment or endorsement will affect the amount or terms of any Annuity Payments we provide under a Contract that commenced before the amendment or endorsement.

EVIDENCE OF SURVIVAL. When payment of a benefit is contingent upon the survival of any person, we may require that evidence of that person's survival be furnished to us by means satisfactory to us.

MISSTATEMENT OF INFORMATION. If we pay a benefit under a Contract based on information that you or your Beneficiary misstated to us, we will recalculate the benefit when we learn of the misstatement. We will adjust the amount of the benefit payments, or the amount applied to provide the benefit, or both, to the proper amount we determine based on the corrected information.

If we underpaid benefits due to any misstatement, we will pay the amount of the underpayment in full with the next payment due under the Contract. If we overpaid any benefits due to a misstatement, we will deduct the overpayment to the extent possible from payments as they become due under the Contract. We will include interest on the amount of any underpayments or charge interest on overpayments, at the effective rate then required under State insurance law provisions.

INFORMATION AND DETERMINATION. You must furnish us with the facts and information that we may require for the operation of the Contract including, upon request, the original or photocopy of any pertinent records held by you. We may rely on reports and other information furnished by or on your behalf and are not obligated to inquire as to the accuracy or completeness of such reports and information.

-------------------------------------------------------------------------------
                              PRINCIPAL UNDERWRITER
-------------------------------------------------------------------------------

The principal underwriter of the Contracts is Inviva Securities Corporation, a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Inviva Securities Corporation's address is 300 Distillery Commons, Suite 300, Louisville, Kentucky 40206. We are affiliated with Inviva Securities Corporation because we are both wholly-owned subsidiaries of Inviva, Inc.

-------------------------------------------------------------------------------
                             FEDERAL TAX INFORMATION
-------------------------------------------------------------------------------

For Federal income tax purposes, the Separate Account is not separate from us, and its operations are considered part of our operations. Under existing Federal income tax law, we do not pay taxes on the net investment income and realized capital gains earned by the Separate Account. We reserve the right, however, to make a deduction for taxes if in the future we must pay tax on the Separate Account's operations.

OBTAINING TAX ADVICE
-------------------------------------------------------------------------------

The description below of the current federal tax status and consequences for Owners under the Contracts does not cover every possible situation and is for information purposes only. Tax provisions and regulations may change at any time. Tax results may vary depending upon your individual situation, and special rules may apply to you in certain cases. You also may be subject to State and local taxes, which may not correspond to the Federal tax provisions.

For these reasons, you or a Beneficiary should consult a qualified tax adviser for complete tax information.

PAYMENTS UNDER ANNUITY CONTRACTS GENERALLY
-------------------------------------------------------------------------------

Section 72 of the Code describes the income taxation of Annuity Payments. We intend that the provisions of Section 72 will apply to payments we make under your Contract.

The general rule is that you must receive a payment under a Contract in order to be subject to income taxation. If you are an individual, you do not include in gross income the interest and investment earnings we credit to your Account Balance until you withdraw or otherwise receive such amounts. If the owner of a Contract is not a natural person, then the owner may be required to include in gross income the interest and investment earnings on amounts under the Contract.

When you receive a distribution or Annuity Payments, all or part of the payments will be taxable to you as ordinary income. An important factor in determining the taxable portion is whether you have an INVESTMENT IN THE CONTRACT, which generally is the amount of after-tax Contributions (not deducted or excluded from gross income) that you have made and not previously withdrawn.

The following are general concepts, and you should refer to the discussions below for your type of Contract.

- If you do not have an investment in the contract, you must include in gross income the entire amount received during the tax year.

- If you do have an investment in the contract, you may be able to exclude from gross income a portion of the Annuity Payments or other distribution received.

- The amount you may exclude from gross income each year represents a partial return of your Contributions that were not tax deductible or excludable when made.

- The exclusion ratio is a method of determining the percentage of a distribution that you may exclude from gross income for a tax year. The percentage you may exclude is calculated by dividing your investment in the contract by your expected return from the Contract.

- The expected return is the present (or discounted) value of the Annuity Payments or other periodic payments we expect to make to you.

DISTRIBUTIONS UNDER A CONTRACT
-------------------------------------------------------------------------------

ANNUITY PAYMENTS. If you begin to receive Annuity Payments, or another form of periodic payments such as an installment method for a fixed period or a fixed amount, you may apply the exclusion ratio method to determine the amount to exclude from gross income for the tax year of the distribution.

After we make Annuity Payments or other periodic distributions for a sufficient period of time, you will receive back all of your investment in the contract. Thereafter, you must include in gross income the entire amount of the Annuity Payments or other periodic distributions, except that an Owner whose Annuity Commencement Date was before January 1, 1987 may continue to use the exclusion ratio method.

WITHDRAWALS. If you make cash withdrawals, you may not use the exclusion ratio and may owe tax on up to the entire amount of the withdrawal. You must include in gross income the amount withdrawn to the extent that the value of the Contract immediately before the withdrawal is greater than your investment in the contract. In effect, you must treat withdrawals as first being withdrawals of the increase in value under the Contract, and you are taxed on the entire amount of interest and earnings under the Contract before you may recover the investment in the Contract. A different method may be applicable for withdrawals under Contracts issued on or before August 14, 1982 (see "Obtaining Tax Advice").

LUMP SUM PAYMENTS. If you receive a single lump sum payment, you must include in gross income, for the tax year in which you receive the lump sum, the difference between the amount of the lump sum payment and the amount of your investment in the contract.

PENALTY TAXES FOR WITHDRAWALS
-------------------------------------------------------------------------------

In addition to ordinary income taxation, Section 72 of the Code imposes a penalty tax on premature withdrawals, which are withdrawals before you have reached age 59 1/2. This penalty tax is equal to 10% of the amount of the premature withdrawal that you include in gross income.

WHEN NO PENALTY TAX IS DUE

The taxable amount of a withdrawal you make before you reach age 59 1/2 is not subject to a penalty tax if:

         1.       You have died or become disabled;

         2. The withdrawal is part of a series of substantially equal periodic payments made over your life (or life expectancy) or over the joint lives (or joint life expectancies) of you and the Beneficiary;

         3. The withdrawn amount is attributable to Contributions made prior to August 14, 1982;

         4. The Contract was purchased in conjunction with a plan that meets the requirements of Section 401(a) of the Code or was issued under an IRA (but such payment may be subject to a similar tax applicable to premature distributions from such retirement plans);

         5.       The withdrawal is under an immediate annuity contract; or

         6. The Contract was purchased for an employee by a plan upon its termination, provided the plan met the requirements of
                  Section 401(a) or Section 403(a) of the Code.

For premature payments received under Contracts issued before January 19, 1985, the penalty tax may be only 5% and additional exceptions may apply to certain amounts (see "Obtaining Tax Advice").

ESTATE TAXES; TAX LIABILITY OF BENEFICIARY FOR DEATH BENEFIT
-------------------------------------------------------------------------------

The death benefit payable to your Beneficiary is included in your estate for Federal estate tax purposes in most circumstances. An exception to this rule may apply for a Contract if you did not own or control the Contract at the time of (and for a period before) death. See "Obtaining Tax Advice."

A Beneficiary will not receive a "stepped-up basis" for the increase in value under your Contract over the amount of your Contributions. The gain under a Contract is called "income in respect of a decedent" (IRD), and the Beneficiary may owe income tax at ordinary income rates on the IRD when the Beneficiary receives the death benefit. See "Obtaining Tax Advice." If your estate pays any estate tax on the death benefit, the Beneficiary may be able to credit the estate tax paid against the income tax the Beneficiary owes. A Beneficiary should consult a tax adviser for a complete explanation of the rules that will apply to the Beneficiary's particular situation.

WITHHOLDING ON ANNUITY PAYMENTS AND OTHER DISTRIBUTIONS
-------------------------------------------------------------------------------

We are required to withhold Federal income tax on Annuity Payments and other distributions, such as lump sum distributions or withdrawals. In addition, certain states require us to withhold if Federal withholding is applicable. In some instances, you may elect to have us not withhold Federal income tax.

When you (or a Beneficiary) request withdrawals or Annuity Payments, we will advise you (or your Beneficiary) of possible elections to be made.

We are required to withhold Federal income tax on Annuity Payments and other distributions, such as partial or lump sum withdrawals, unless the recipient has provided us with a valid election not to have Federal income tax withheld. You may, at any time, revoke an election not to withhold. If you revoke an election, we will begin withholding.

We will withhold only against the taxable portion of the Annuity Payments or of the other distributions. The rate we use will be determined based upon the nature of the distribution(s).

         - For Annuity Payments, we will withhold Federal tax in accordance with the Annuitant's withholding certificate. If an Annuitant does not file a withholding certificate with us, we will withhold Federal tax from Annuity Payments on the basis that the Annuitant is married with three withholding exemptions.

         - For most withdrawals, we will withhold Federal tax at a flat 10% rate of the amount withdrawn.

DIVERSIFICATION OF INVESTMENTS
-------------------------------------------------------------------------------

For a Contract to be treated as an annuity for federal income tax purposes, the investments of the Subaccounts must be adequately diversified in accordance with the Code. The diversification requirements do not apply to Individual Retirement Annuity

Contracts. If the Separate Account or a Subaccount failed to comply with these diversification standards, a Contract would not be treated as an annuity contract for Federal income tax purposes and the Owner would generally be taxable currently on the excess of the Account Balance over the Contributions to the Contract.

Although we may not control the investments of the Subaccounts or the Underlying Funds, we expect that the Subaccounts and the Underlying Funds will comply with such regulations so that the Subaccounts will be considered "adequately diversified." Owners bear the risk that the entire Contract could be disqualified as an annuity under the Code due to the failure of the Separate Account or a Subaccount to be deemed to be adequately diversified.

OWNER CONTROL
-------------------------------------------------------------------------------

In three Revenue Rulings issued between 1977 and 1982, the Internal Revenue Service held that where a variable annuity contract holder had certain forms of actual or potential control over the investments that were held by the insurance company under the contract, the contract owner would be taxed on the income and gains produced by those investments. We do not believe that an Owner of a Contract will have any of the specific types of control that were described in those Rulings. However, because the current scope and application of these three Revenue Rulings are unclear, we reserve the right to modify the Contract as may be required to maintain favorable tax treatment.

-------------------------------------------------------------------------------
             YOUR VOTING RIGHTS FOR MEETINGS OF THE UNDERLYING FUNDS
-------------------------------------------------------------------------------

We will vote the shares of the Underlying Funds owned by the Separate Account at regular and special meetings of the shareholders of the Underlying Funds. We will cast our votes according to instructions we receive from Owners. The number of Underlying Fund shares that we may vote at a meeting of shareholders will be determined as of a record date set by the Board of Directors or Trustees of the Underlying Fund.

We will vote 100% of the shares that a Subaccount owns. If you do not send us voting instructions, we will vote the shares attributable to your Account Balance in the same proportion as we vote shares for which we have received voting instructions from Owners. We will determine the number of Accumulation Units attributable to each Owner for purposes of giving voting instructions as of the same record date used by the Underlying Fund.

Each Owner who has the right to give us voting instructions for a shareholders' meeting of an Underlying Fund will receive information about the matters to be voted on, including the Underlying Fund's proxy statement and a voting instructions form to return to us. We will send this information to your Personal File and advise you how you can return your voting instructions to us. You should check your Personal File regularly for proxies.

We may elect to vote the shares of the Underlying Funds held by our Separate Account in our own discretion if the 1940 Act is amended, or if the present interpretation of the Act changes with respect to our voting of these shares.

-------------------------------------------------------------------------------
                      FUNDING AND OTHER CHANGES WE MAY MAKE
-------------------------------------------------------------------------------

We reserve the right to make certain changes to the Subaccounts and to the Separate Account's operations. In making changes, we will comply with applicable law and will obtain the approval of Owners or regulatory authorities, if required. We may:

-        create new investment funds of the Separate Account at any time;

- to the extent permitted by state and federal law, modify, combine or remove investment funds in the Separate Account;

- substitute a new portfolio or fund for the Underlying Fund in which a Subaccount invests;

- create additional separate accounts or combine any two or more accounts including the Separate Account;

- transfer assets we have determined to be associated with the class of contracts to which the Contracts belong from the Separate Account to another separate account of ours by withdrawing the same percentage of each investment in the Separate Account, with appropriate adjustments to avoid odd lots and fractions;

- operate the Separate Account as a diversified, open-end management investment company under the 1940 Act, or in any other form permitted by law, and designate an investment advisor for its management, which may be us, an affiliate of ours or another person;

-        deregister the Separate Account under the 1940 Act; and

- operate the Separate Account under the general supervision of a committee, any or all the members of which may be interested persons (as defined in the 1940 Act) of ours or our affiliates, or discharge the committee for the Separate Account.

-------------------------------------------------------------------------------
                   PERFORMANCE INFORMATION FOR THE SUBACCOUNTS
-------------------------------------------------------------------------------

From time to time, we include quotations of a Subaccount's total return in advertisements, sales literature or reports to Owners. Total return figures for a Subaccount show historical performance assuming a hypothetical investment and that amounts under a Contract were allocated to the Subaccount when it commenced operations. Total return figures do not indicate future performance.

         - Total return quotations are expressed in terms of average annual compounded rates of return for all periods quoted and assume that all dividends and capital gains distributions were reinvested.

         - Total return for a Subaccount will vary based on the performance of its Underlying Fund, which reflects (among other things) changes in market conditions and the level of the Underlying Fund's expenses.

-------------------------------------------------------------------------------
                      DEFINITIONS WE USE IN THIS PROSPECTUS
-------------------------------------------------------------------------------

ACCOUNT BALANCE -- The value of an Owner's Accumulation Units in the Subaccounts plus the value of amounts held in the General Account for the Owner, during the Accumulation Period. As used in this Prospectus, the term "Account Balance" may mean all or any part of your total Account Balance.

ACCUMULATION PERIOD -- For an Owner, the period under a Contract when Contributions are made or held for the Owner. The Accumulation Period ends at the Annuity Commencement Date, or the date the Owner withdraws the Account Balance in full before the Annuity Commencement Date.

ACCUMULATION UNIT -- A measure we use to calculate the value of an Owner's interest in each of the Subaccounts. Each Subaccount has its own Accumulation Unit value.

ANNUITANT -- A person who is receiving Annuity Payments or who will receive Annuity Payments after the Annuity Commencement Date. We use the life expectancy of the Annuitant(s) as a factor in determining the amount of Annuity Payments for annuities with a life contingency.

ANNUITY COMMENCEMENT DATE -- The date Annuity Payments become payable under a Contract or become payable as the death benefit for a Beneficiary. An Owner, or a Beneficiary entitled to a death benefit, selects the Annuity Commencement Date. The Owner's Account Balance is used to provide Annuity Payments.

ANNUITY PAYMENTS -- A series of equal payments from us to an Annuitant. The amount of the Annuity Payments will depend on your Account Balance on the Annuity Commencement Date and the form of annuity selected. The Annuity Payments may be for the Annuitant's life, for a minimum period of time, for the joint lifetime of the Annuitant and the Annuitant's joint Annuitant, or for such other specified period as we may permit.

BENEFICIARY(IES) -- The person(s) named by an Owner to receive (1) the death benefit under the Contract if during the Accumulation Period the Owner dies (or if the Owner is not the Annuitant, if the Annuitant dies first), or (2) after the Annuity Commencement Date, any remaining Annuity Payments (or their commuted value) if the Annuitant dies and the joint Annuitant, if any, dies.

CODE -- The Internal Revenue Code of 1986, as amended. Depending on the context, the term Code includes the regulations adopted by the Internal Revenue Service for the Code section being discussed.

CONTRACT(S) -- The flexible premium deferred annuity contract (or contracts) described in this Prospectus, or the certificate(s) under a Contract issued on a group basis.

CONTRIBUTIONS -- Amounts contributed from time to time under a Contract during the Accumulation Period.

ELIGIBLE SPOUSE -- The person to whom an Owner or Annuitant is legally married.

GENERAL ACCOUNT -- Assets we own that are not in a separate account, but rather are held as part of our general assets in the three month guaranteed interest division of our General Account. Amounts you allocate to the General Account earn interest at a fixed rate that we change from time to time.

OWNER -- The person to whom we issued a Contract. If a Contract is issued on a group basis, the term "Owner" also refers to the individual whose participation in the group Contract is evidenced by a certificate.

SEPARATE ACCOUNT -- The American Separate Account 5, a separate account established by us to receive and invest deposits made under variable accumulation annuity contracts. The assets of the Separate Account are set aside and kept separate from our other assets.

SUBACCOUNT -- One of the divisions of the Separate Account. Each Subaccount's name corresponds to the name of the Underlying Fund in which it invests.

UNDERLYING FUNDS -- The funds or portfolios in which the Subaccounts invest.

VALUATION DAY -- Each day that the New York Stock Exchange is open for business until the close of the New York Stock Exchange that day.

VALUATION PERIOD -- A period beginning on the close of business of a Valuation Day and ending on the close of the next Valuation Day.

WE, US, OUR -- Refer to The American Life Insurance Company of New York.

WEBSITE -- Means our Internet address at https://secure.americanlifeny.com/annuity/begin.cfm. You cannot access our Website directly through this Prospectus as all references to our Internet address are inactive, textual references only.

YOU, YOUR -- Refer to an Owner.

-------------------------------------------------------------------------------
                     OUR STATEMENT OF ADDITIONAL INFORMATION
-------------------------------------------------------------------------------

The Statement of Additional Information contains more information about the Contract and our operations.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
-------------------------------------------------------------------------------

Distribution of the Contracts...............................   B-2
Calculation of Accumulation Unit Values.....................   B-2
Yield and Performance Information...........................   B-2
Safekeeping of Separate Account Assets......................  B-17
State Regulation............................................  B-17
Periodic Reports............................................  B-17
Legal Proceedings...........................................  B-18
Legal Matters...............................................  B-18
Experts.....................................................  B-18
Additional Information......................................  B-18
Financial Statements........................................  B-19

HOW TO VIEW THE STATEMENT OF ADDITIONAL INFORMATION
-------------------------------------------------------------------------------


The SAI, dated December 6, 2002 may be viewed at our Website.


The Securities and Exchange Commission has a website at http://www.sec.gov. You may obtain our Registration Statement for the Contracts, including the SAI, and the Separate Account's semi-annual and annual financial statement reports through the Commission's website. You also may obtain copies of these documents, upon your payment of a duplicating fee, by writing to the Commission's Public Reference Section, Washington, DC 20549-6009.

                                     PART B
                         THE AMERICAN SEPARATE ACCOUNT 5

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                     VARIABLE ACCUMULATION ANNUITY CONTRACTS
                                    ISSUED BY
                 THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          435 HUDSON STREET, 2ND FLOOR
                            NEW YORK, NEW YORK 10014

This Statement of Additional Information (SAI) expands upon subjects we discuss in the current prospectus for the Flexible Premium Deferred Annuity Contracts that we offer through our Website, whose Internet address is https://secure.americanlifeny.com/annuity/begin.cfm. You cannot access our Website directly from this SAI as all references to our Website address in this SAI are inactive, textual references only.


The prospectus to which this SAI relates is available through our Website. The prospectus, dated December 6, 2002, contains definitions of various terms, and we incorporate those terms by reference into this SAI. For the definitions of those and other terms used in the SAI, please refer to the prospectus.


This SAI is not a prospectus and you should read it in conjunction with the prospectus for the Contracts.


TABLE OF CONTENTS

Distribution of the Contracts................................................B-2
Calculation of Accumulation Unit Values......................................B-2
Yield and Performance Information............................................B-2
Safekeeping of Separate Account Assets......................................B-17
State Regulation............................................................B-17
Periodic Reports............................................................B-17
Legal Proceedings...........................................................B-18
Legal Matters...............................................................B-18
Experts.....................................................................B-18
Additional Information......................................................B-18
Financial Statements........................................................B-19


Dated: December 6, 2002

DISTRIBUTION OF THE CONTRACTS


Inviva Securities Corporation, a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 300 Distillery Commons, Suite 300, Louisville, Kentucky 40206. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year.


CALCULATION OF ACCUMULATION UNIT VALUES

When an Owner allocates or transfers Account Balance to a Subaccount, the Owner's interest in the Subaccount is represented by Accumulation Units. Each Subaccount's Accumulation Units have a different value, based on the value of the Subaccount's investment in shares of the related Underlying Fund and the mortality and expense risk charge we deduct from the Separate Account. To determine the change in a Subaccount's Accumulation Unit value from the close of one Valuation Day to the close of the next Valuation Day (which we call a Valuation Period), we use an Accumulation Unit Value Change Factor. As described in the prospectus, the Accumulation Unit Value Change Factor for each Subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting
(c) where:

(a) equals the asset value of the Subaccount at the end of the current Valuation Period before any amounts are allocated to or withdrawn from that Subaccount during the current Valuation Period.

(b) equals the asset value of the Subaccount at the end of the preceding Valuation Period after any change in the number of Accumulation Units for that Valuation Period.

(c) equals the portion of the annual rate of mortality and expense risk charge against the Subaccount's assets for the number of days from the end of the preceding Valuation Period to the end of the current Valuation Period.

YIELD AND PERFORMANCE INFORMATION

MONEY MARKET SUBACCOUNTS
------------------------

From time to time, we may include in advertisements, sales literature or shareholder reports quotations of yield of money market subaccounts. Any current yield quotation for a money market subaccount that is subject to Rule 482 under the Securities Act of 1933 will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Owner accounts, if any, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. Effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotation of the subaccount.


For the seven-day period ended December 31, 2001, neither the PIMCO VIT Money Market Subaccount nor the SAFECO Resources Series Trust Money Market Subaccount had current yield to report because they had not commenced operations. For the seven-day period ended December 31, 2001, the current yield of the PIMCO VIT Money Market Portfolio, the Underlying Fund in which the corresponding Subaccount invests, was ____%. For the seven-day period ended, December 31, 2001 the current yield of the SAFECO Resources Series Trust Money Market Portfolio, the Underlying Fund in which the corresponding Subaccount invests, was ____%.


A money market subaccount's current yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Underlying Fund's portfolio, portfolio quality and average maturity, changes in interest rates, the Underlying Fund's expenses and the mortality and expense risk charge imposed under the Contract. Although a money market subaccount determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the Underlying Fund's net asset value will remain constant. It should be noted that an Owner's investment in any Money Market Subaccount is not guaranteed or insured. Yields of other money market subaccounts and funds may not be comparable if a different base period or another method of calculation is used.

BOND SUBACCOUNTS
-------------------------------------------------------------------------------

From time to time, we may include in advertisements, sales literature or shareholder reports quotations of yield of the Subaccounts that invest in Underlying Funds, which, in turn, invest primarily in debt securities. Yield is computed by annualizing net investment income, as determined by the Commission's formula, calculated on a per Accumulation Unit basis, for a recent one month or 30-day period and dividing that amount by the unit value of the Subaccount at the end of the period.

SUBACCOUNT TOTAL RETURN
-------------------------------------------------------------------------------

From time to time, we may include quotations of a Subaccount's total return in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

A. Average Annual Total Return is the average annual compounded rate of return for the periods of one year, five years and ten years, if applicable, all ended on the date of a recent calendar quarter. In addition, the total return for the life of the Subaccount is given. Total return quotations reflect changes in the price of an Underlying Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Underlying Fund shares. Total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over such periods, according to the following formula (total return is then expressed as a percentage):

T = (ERV/P)(1/n) - 1

Where:

P = a hypothetical initial payment of $1,000

T = average annual total return

n = number of years

ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

B. Cumulative Total Return is the compound rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the value of a Fund's unit values and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the compound rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

C = (ERV/P) - 1.

Where:

C = Cumulative Total Return

P = hypothetical initial payment of $1,000

ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

In addition to showing performance information for Subaccounts, we may include quotations of an Underlying Fund's total return in advertisements, sales literature or shareholder reports. These performance figures are calculated in the same manner in which a Subaccount's total return is calculated, as described above. Underlying Fund performance may be shown for periods that pre-date the inception of the corresponding Subaccounts.

Performance data for the Subaccounts and the Underlying Fund are reported below. Table 1 shows Subaccount average annual total return. Table 2 shows Subaccount cumulative total return. Table 3 shows Underlying Fund average annual total return. Table 4 shows Underlying Fund cumulative total return. Performance data shown in Tables 3 and 4 has been adjusted to reflect the Contract's mortality and expense risk charge.

                                     TABLE 1
                                   SUBACCOUNT
                           AVERAGE ANNUAL TOTAL RETURN
                       FOR PERIODS ENDED DECEMBER 31, 2001

--------------------------------------------------------------------------------------------------------------------
                                                                                     LIFE            INCEPTION
SUBACCOUNT                                        1 YEAR      5 YEARS    10 YEARS    OF SUBACCOUNT   DATE
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP:
--------------------------------------------------------------------------------------------------------------------
Income & Growth                                   n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
International                                     n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Ultra                                             n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Value                                             n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Vista                                             n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
BERGER IPT:
--------------------------------------------------------------------------------------------------------------------
Growth                                            n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
International                                     n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Large Cap Growth                                  n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Large Cap Value                                   n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                     n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Small Company Growth                              n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
INVESCO VIF:
--------------------------------------------------------------------------------------------------------------------
Core Equity (formerly, Equity Income)             n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Dynamics                                          n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Financial Services                                n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Growth                                            n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Health Sciences                                   n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
High Yield                                        n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Real Estate Opportunity                           n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Small Company  Growth                             n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Technology                                        n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Telecommunications                                n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Total Return                                      n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Utilities                                         n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
PIMCO VIT:
--------------------------------------------------------------------------------------------------------------------
Foreign Bond                                      n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
High Yield                                        n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Long-Term U.S. Government                         n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Low Duration                                      n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Money Market                                      n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Real Return                                       n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Short-Term                                        n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
StocksPLUS Growth and Income                      n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Total Return                                      n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Total Return II                                   n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
ROYCE:
--------------------------------------------------------------------------------------------------------------------
Micro-Cap                                         n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Small-Cap                                         n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

                                     TABLE 1
                                   SUBACCOUNT
                           AVERAGE ANNUAL TOTAL RETURN
                       FOR PERIODS ENDED DECEMBER 31, 2001

--------------------------------------------------------------------------------------------------------------------
                                                                                     LIFE            INCEPTION
SUBACCOUNT                                        1 YEAR      5 YEARS    10 YEARS    OF SUBACCOUNT   DATE
--------------------------------------------------------------------------------------------------------------------
THIRD AVENUE:
--------------------------------------------------------------------------------------------------------------------
Value                                             n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
--------------------------------------------------------------------------------------------------------------------
Active International Allocation                   n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Core Plus Fixed Income                            n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Emerging Markets Debt                             n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity                           n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Global Value Equity                               n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
International Magnum                              n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                    n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                     n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Technology                                        n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
U.S. Real Estate                                  n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Value                                             n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
DELAWARE VIP TRUST:
--------------------------------------------------------------------------------------------------------------------
Balanced Series                                   n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Emerging Markets Series                           n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Growth Opportunities Series                       n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
High Yield Series                                 n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
International Value Equity Series                 n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Large Cap Value Series                            n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
REIT Series                                       n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Select Growth Series                              n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Small Cap Value Series                            n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Social Awareness Series                           n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Trend Series                                      n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
U.S. Growth Series                                n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
NAVELLIER VARIABLE INSURANCE SERIES FUND, INC.:
--------------------------------------------------------------------------------------------------------------------
Navellier Growth Portfolio                        n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
SCUDDER VIT FUNDS:
--------------------------------------------------------------------------------------------------------------------
EAFE(R) Equity Index Fund                         n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Equity 500 Index Fund                             n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Small Cap Index Fund                              n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST:
--------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income VCT Portfolio               n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Pioneer Europe VCT Portfolio                      n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio                        n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Pioneer High Yield VCT Portfolio                  n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value VCT Portfolio               n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Pioneer Small Cap Value VCT Portfolio             n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Pioneer Real Estate Shares VCT Portfolio          n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------

                                     TABLE 1
                                   SUBACCOUNT
                           AVERAGE ANNUAL TOTAL RETURN
                       FOR PERIODS ENDED DECEMBER 31, 2001


--------------------------------------------------------------------------------------------------------------------
                                                                                     LIFE            INCEPTION
SUBACCOUNT                                        1 YEAR      5 YEARS    10 YEARS    OF SUBACCOUNT   DATE
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
SAFECO RESOURCE SERIES TRUST:
--------------------------------------------------------------------------------------------------------------------
Equity Portfolio                                  n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Growth Opportunities Portfolio                    n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Northwest Portfolio                               n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Bond Portfolio                                    n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Money Market Portfolio                            n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Small Company Value Portfolio                     n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST:
--------------------------------------------------------------------------------------------------------------------
Aggressive Growth Portfolio                       n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Comstock Portfolio                                n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Emerging Growth Portfolio                         n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Government Portfolio                              n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                       n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST:
--------------------------------------------------------------------------------------------------------------------
Blue Chip Portfolio                               n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Emerging Growth Portfolio                         n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Emerging Markets Portfolio                        n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Global Post-Venture Capital Portfolio             n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Global Technology Portfolio                       n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
International Focus Portfolio                     n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Large Cap Value Portfolio                         n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Small Cap Value Portfolio                         n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------

                                     TABLE 2
                                   SUBACCOUNT
                             CUMULATIVE TOTAL RETURN
                       FOR PERIODS ENDED DECEMBER 31, 2001


-----------------------------------------------------------------------------------------------------------------------
                                                                                        LIFE             INCEPTION
SUBACCOUNT                                        1 YEAR      5 YEARS    10 YEARS       OF SUBACCOUNT    DATE
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP:
-----------------------------------------------------------------------------------------------------------------------
Income & Growth                                   n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
International                                     n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Ultra                                             n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Value                                             n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Vista                                             n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
BERGER IPT:
-----------------------------------------------------------------------------------------------------------------------
Growth                                            n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
International                                     n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Large Cap Growth                                  n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Large Cap Value                                   n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                     n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Small Company Growth                              n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
INVESCO VIF:
-----------------------------------------------------------------------------------------------------------------------
Core Equity (formerly, Equity Income)             n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Dynamics                                          n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Financial Services                                n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Growth                                            n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Health Sciences                                   n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
High Yield                                        n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Real Estate Opportunity                           n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Small Company Growth                              n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Technology                                        n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Telecommunications                                n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Total Return                                      n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Utilities                                         n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
PIMCO VIT:
-----------------------------------------------------------------------------------------------------------------------
Foreign Bond                                      n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
High Yield                                        n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Long-Term U.S. Government                         n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Low Duration                                      n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Money Market                                      n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Real Return                                       n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Short-Term                                        n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
StocksPLUS Growth and Income                      n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Total Return                                      n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Total Return II                                   n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
ROYCE:
-----------------------------------------------------------------------------------------------------------------------
Micro-Cap                                         n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Small-Cap                                         n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

                                     TABLE 2
                                   SUBACCOUNT
                             CUMULATIVE TOTAL RETURN
                       FOR PERIODS ENDED DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------------------
                                                                                        LIFE             INCEPTION
SUBACCOUNT                                        1 YEAR      5 YEARS    10 YEARS       OF SUBACCOUNT    DATE
-----------------------------------------------------------------------------------------------------------------------
THIRD AVENUE:
-----------------------------------------------------------------------------------------------------------------------
Value                                             n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
-----------------------------------------------------------------------------------------------------------------------
Active International Allocation                   n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Core Plus Fixed Income                            n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Emerging Markets Debt                             n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity                           n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Global Value Equity                               n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
International Magnum                              n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                    n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                     n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Technology                                        n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
U.S. Real Estate                                  n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Value                                             n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
DELAWARE VIP TRUST:
-----------------------------------------------------------------------------------------------------------------------
Balanced Series                                   n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Emerging Markets Series                           n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Growth Opportunities Series                       n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
High Yield Series                                 n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
International Value Equity Series                 n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Large Cap Value Series                            n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
REIT Series                                       n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Select Growth Series                              n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Small Cap Value Series                            n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Social Awareness Series                           n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Trend Series                                      n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
U.S. Growth Series                                n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
NAVELLIER VARIABLE INSURANCE SERIES FUND, INC.:
-----------------------------------------------------------------------------------------------------------------------
Navellier Growth Portfolio                        n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
SCUDDER VIT FUNDS:
-----------------------------------------------------------------------------------------------------------------------
EAFE(R) Equity Index Fund                         n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Equity 500 Index Fund                             n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Small Cap Index Fund                              n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST:
-----------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income VCT Portfolio               n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Pioneer Europe VCT Portfolio                      n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio                        n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Pioneer High Yield VCT Portfolio                  n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value VCT Portfolio               n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Pioneer Small Cap Value VCT Portfolio             n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Pioneer Real Estate Shares VCT Portfolio          n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------

                                     TABLE 2
                                   SUBACCOUNT
                             CUMULATIVE TOTAL RETURN
                       FOR PERIODS ENDED DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------------------
                                                                                        LIFE             INCEPTION
SUBACCOUNT                                        1 YEAR      5 YEARS    10 YEARS       OF SUBACCOUNT    DATE
-----------------------------------------------------------------------------------------------------------------------
SAFECO RESOURCE SERIES TRUST:
-----------------------------------------------------------------------------------------------------------------------
Equity Portfolio                                  n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Growth Opportunities Portfolio                    n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Northwest Portfolio                               n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Bond Portfolio                                    n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Money Market Portfolio                            n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Small Company Value Portfolio                     n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST:
-----------------------------------------------------------------------------------------------------------------------
Aggressive Growth Portfolio                       n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Comstock Portfolio                                n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Emerging Growth Portfolio                         n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Government Portfolio                              n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                       n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST:
-----------------------------------------------------------------------------------------------------------------------
Blue Chip Portfolio                               n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Emerging Growth Portfolio                         n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Emerging Markets Portfolio                        n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Global Post-Venture Capital Portfolio             n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Global Technology Portfolio                       n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
International Focus Portfolio                     n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Large Cap Value Portfolio                         n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Small Cap Value Portfolio                         n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------

                                     TABLE 3
                                 UNDERLYING FUND
                           AVERAGE ANNUAL TOTAL RETURN
                       FOR PERIODS ENDED DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------------------
UNDERLYING FUND                                   1 YEAR       5 YEARS     10 YEARS    LIFE OF FUND    INCEPTION DATE
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP:
-----------------------------------------------------------------------------------------------------------------------
Income & Growth                                                                                        10/30/97
-----------------------------------------------------------------------------------------------------------------------
International                                                                                          05/01/94
-----------------------------------------------------------------------------------------------------------------------
Ultra                                                                                                  05/01/01
-----------------------------------------------------------------------------------------------------------------------
Value                                                                                                  05/01/96
-----------------------------------------------------------------------------------------------------------------------
Vista                                                                                                  10/05/01
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
BERGER IPT:
-----------------------------------------------------------------------------------------------------------------------
Growth                                                                                                 05/01/96
-----------------------------------------------------------------------------------------------------------------------
International                                                                                          05/01/97
-----------------------------------------------------------------------------------------------------------------------
Large Cap Growth                                                                                       05/01/96
-----------------------------------------------------------------------------------------------------------------------
Large Cap Value                                                                                        12/31/01
-----------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                                                                          12/31/01
-----------------------------------------------------------------------------------------------------------------------
Small Company Growth                                                                                   05/01/96
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
INVESCO VIF:
-----------------------------------------------------------------------------------------------------------------------
Core Equity (formerly, Equity Income)                                                                  08/25/97
-----------------------------------------------------------------------------------------------------------------------
Dynamics                                                                                               08/10/94
-----------------------------------------------------------------------------------------------------------------------
Financial Services                                                                                     09/21/99
-----------------------------------------------------------------------------------------------------------------------
Growth                                                                                                 08/25/97
-----------------------------------------------------------------------------------------------------------------------
Health Sciences                                                                                        05/22/97
-----------------------------------------------------------------------------------------------------------------------
High Yield                                                                                             05/27/94
-----------------------------------------------------------------------------------------------------------------------
Real Estate Opportunity                                                                                04/01/98
-----------------------------------------------------------------------------------------------------------------------
Small Company  Growth                                                                                  08/25/97
-----------------------------------------------------------------------------------------------------------------------
Technology                                                                                             05/21/97
-----------------------------------------------------------------------------------------------------------------------
Telecommunications                                                                                     09/21/99
-----------------------------------------------------------------------------------------------------------------------
Total Return                                                                                           06/02/94
-----------------------------------------------------------------------------------------------------------------------
Utilities                                                                                              01/03/95
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
PIMCO VIT:
-----------------------------------------------------------------------------------------------------------------------
Foreign Bond                                                                                           02/16/99
-----------------------------------------------------------------------------------------------------------------------
High Yield                                                                                             04/30/98
-----------------------------------------------------------------------------------------------------------------------
Long-Term U.S. Government                                                                              04/30/99
-----------------------------------------------------------------------------------------------------------------------
Low Duration                                                                                           02/16/99
-----------------------------------------------------------------------------------------------------------------------
Money Market                                                                                           09/30/99
-----------------------------------------------------------------------------------------------------------------------
Real Return                                                                                            09/30/99
-----------------------------------------------------------------------------------------------------------------------
Short-Term                                                                                             09/30/99
-----------------------------------------------------------------------------------------------------------------------
StocksPLUS Growth and Income                                                                           12/31/97
-----------------------------------------------------------------------------------------------------------------------
Total Return                                                                                           12/31/97
-----------------------------------------------------------------------------------------------------------------------
Total Return II                                                                                        05/28/99
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
ROYCE:
-----------------------------------------------------------------------------------------------------------------------
Micro-Cap                                                                                              12/27/96
-----------------------------------------------------------------------------------------------------------------------
Small-Cap                                                                                              12/27/96
-----------------------------------------------------------------------------------------------------------------------

                                     TABLE 3
                                 UNDERLYING FUND
                           AVERAGE ANNUAL TOTAL RETURN
                       FOR PERIODS ENDED DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------------------
UNDERLYING FUND                                   1 YEAR       5 YEARS     10 YEARS    LIFE OF FUND    INCEPTION DATE
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
THIRD AVENUE:
-----------------------------------------------------------------------------------------------------------------------
Value                                                                                                  09/14/99
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
-----------------------------------------------------------------------------------------------------------------------
Active International Allocation                                                                        09/20/99
-----------------------------------------------------------------------------------------------------------------------
Core Plus Fixed Income                                                                                 01/02/97
-----------------------------------------------------------------------------------------------------------------------
Emerging Markets Debt                                                                                  06/16/97
-----------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity                                                                                10/01/96
-----------------------------------------------------------------------------------------------------------------------
Global Value Equity                                                                                    01/02/97
-----------------------------------------------------------------------------------------------------------------------
International Magnum                                                                                   01/02/97
-----------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                                                                         10/18/99
-----------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                                                                          01/02/97
-----------------------------------------------------------------------------------------------------------------------
Technology                                                                                             11/30/99
-----------------------------------------------------------------------------------------------------------------------
U.S. Real Estate                                                                                       03/03/97
-----------------------------------------------------------------------------------------------------------------------
Value                                                                                                  01/02/97
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
DELAWARE VIP TRUST:
-----------------------------------------------------------------------------------------------------------------------
Balanced Series                                                                                        05/01/00
-----------------------------------------------------------------------------------------------------------------------
Emerging Markets Series                                                                                05/01/00
-----------------------------------------------------------------------------------------------------------------------
Growth Opportunities Series                                                                            05/01/00
-----------------------------------------------------------------------------------------------------------------------
High Yield Series                                                                                      05/01/00
-----------------------------------------------------------------------------------------------------------------------
International Value Equity Series                                                                      05/01/00
-----------------------------------------------------------------------------------------------------------------------
Large Cap Value Series                                                                                 05/01/00
-----------------------------------------------------------------------------------------------------------------------
REIT Series                                                                                            05/01/00
-----------------------------------------------------------------------------------------------------------------------
Select Growth Series                                                                                   05/01/00
-----------------------------------------------------------------------------------------------------------------------
Small Cap Value Series                                                                                 05/01/00
-----------------------------------------------------------------------------------------------------------------------
Social Awareness Series                                                                                05/01/00
-----------------------------------------------------------------------------------------------------------------------
Trend Series                                                                                           05/01/00
-----------------------------------------------------------------------------------------------------------------------
U.S. Growth Series                                                                                     05/01/00
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
NAVELLIER VARIABLE INSURANCE SERIES FUND, INC.:
-----------------------------------------------------------------------------------------------------------------------
Navellier Growth Portfolio                                                                             02/27/98
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
SCUDDER VIT FUNDS:
-----------------------------------------------------------------------------------------------------------------------
EAFE(R) Equity Index Fund                                                                              08/22/97(1)
-----------------------------------------------------------------------------------------------------------------------
Equity 500 Index Fund                                                                                  10/01/97(1)
-----------------------------------------------------------------------------------------------------------------------
Small Cap Index Fund                                                                                   08/22/97(1)
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST:
-----------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income VCT Portfolio                                                                    09/14/99
-----------------------------------------------------------------------------------------------------------------------
Pioneer Europe VCT Portfolio                                                                           01/02/01
-----------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio                                                                             05/01/00
-----------------------------------------------------------------------------------------------------------------------
Pioneer High Yield VCT Portfolio                                                                       05/01/01
-----------------------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value VCT Portfolio                                                                    05/01/00
-----------------------------------------------------------------------------------------------------------------------
Pioneer Small Cap Value VCT Portfolio                                                                  05/01/02
-----------------------------------------------------------------------------------------------------------------------
Pioneer Real Estate Shares VCT Portfolio                                                               08/01/00
-----------------------------------------------------------------------------------------------------------------------

                                     TABLE 3
                                 UNDERLYING FUND
                           AVERAGE ANNUAL TOTAL RETURN
                       FOR PERIODS ENDED DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------------------
UNDERLYING FUND                                   1 YEAR       5 YEARS     10 YEARS    LIFE OF FUND    INCEPTION DATE
-----------------------------------------------------------------------------------------------------------------------
SAFECO RESOURCE SERIES TRUST:
-----------------------------------------------------------------------------------------------------------------------
Equity Portfolio                                                                                       04/03/87
-----------------------------------------------------------------------------------------------------------------------
Growth Opportunities Portfolio                                                                         01/07/93
-----------------------------------------------------------------------------------------------------------------------
Northwest Portfolio                                                                                    01/07/93
-----------------------------------------------------------------------------------------------------------------------
Bond Portfolio                                                                                         07/21/87
-----------------------------------------------------------------------------------------------------------------------
Money Market Portfolio                                                                                 07/21/87
-----------------------------------------------------------------------------------------------------------------------
Small Company Value Portfolio                                                                          04/30/97
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST:
-----------------------------------------------------------------------------------------------------------------------
Aggressive Growth Portfolio                                                                            09/25/00
-----------------------------------------------------------------------------------------------------------------------
Comstock Portfolio                                                                                     09/18/00
-----------------------------------------------------------------------------------------------------------------------
Emerging Growth Portfolio                                                                              09/18/00
-----------------------------------------------------------------------------------------------------------------------
Government Portfolio                                                                                   12/15/00
-----------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                                                            09/18/00
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST:
-----------------------------------------------------------------------------------------------------------------------
Blue Chip Portfolio                                                                                    11/30/01
-----------------------------------------------------------------------------------------------------------------------
Emerging Growth Portfolio                                                                              09/13/99
-----------------------------------------------------------------------------------------------------------------------
Emerging Markets Portfolio                                                                             12/31/97
-----------------------------------------------------------------------------------------------------------------------
Global Post-Venture Capital Portfolio                                                                  09/30/96
-----------------------------------------------------------------------------------------------------------------------
Global Technology Portfolio                                                                            12/30/01
-----------------------------------------------------------------------------------------------------------------------
International Focus Portfolio                                                                          06/30/95
-----------------------------------------------------------------------------------------------------------------------
Large Cap Value Portfolio                                                                              10/31/97
-----------------------------------------------------------------------------------------------------------------------
Small Cap Value Portfolio                                                                              11/30/01
-----------------------------------------------------------------------------------------------------------------------


(1) Inception date is for Class A Shares. Performance shown is for Class A Shares adjusted to reflect Class B expenses.

                                     TABLE 4
                                 UNDERLYING FUND
                             CUMULATIVE TOTAL RETURN
                       FOR PERIODS ENDED DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                         LIFE           INCEPTION
UNDERLYING FUND                                    1 YEAR       5 YEARS     10 YEARS     OF FUND        DATE
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP:
----------------------------------------------------------------------------------------------------------------------
Income & Growth                                                                                         10/30/97
----------------------------------------------------------------------------------------------------------------------
International                                                                                           05/01/94
----------------------------------------------------------------------------------------------------------------------
Ultra                                                                                                   05/01/01
----------------------------------------------------------------------------------------------------------------------
Value                                                                                                   05/01/96
----------------------------------------------------------------------------------------------------------------------
Vista                                                                                                   10/05/01
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
BERGER IPT:
----------------------------------------------------------------------------------------------------------------------
Growth                                                                                                  05/01/96
----------------------------------------------------------------------------------------------------------------------
International                                                                                           05/01/97
----------------------------------------------------------------------------------------------------------------------
Large Cap Growth                                                                                        05/01/96
----------------------------------------------------------------------------------------------------------------------
Large Cap Value                                                                                         12/31/01
----------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                                                                           12/31/01
----------------------------------------------------------------------------------------------------------------------
Small Company Growth                                                                                    05/01/96
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
INVESCO VIF:
----------------------------------------------------------------------------------------------------------------------
Core Equity (formerly, Equity Income)                                                                   08/25/97
----------------------------------------------------------------------------------------------------------------------
Dynamics                                                                                                08/10/94
----------------------------------------------------------------------------------------------------------------------
Financial Services                                                                                      09/21/99
----------------------------------------------------------------------------------------------------------------------
Growth                                                                                                  08/25/97
----------------------------------------------------------------------------------------------------------------------
Health Sciences                                                                                         05/22/97
----------------------------------------------------------------------------------------------------------------------
High Yield                                                                                              05/27/94
----------------------------------------------------------------------------------------------------------------------
Real Estate Opportunity                                                                                 04/01/98
----------------------------------------------------------------------------------------------------------------------
Small Company  Growth                                                                                   08/25/97
----------------------------------------------------------------------------------------------------------------------
Technology                                                                                              05/21/97
----------------------------------------------------------------------------------------------------------------------
Telecommunications                                                                                      09/21/99
----------------------------------------------------------------------------------------------------------------------
Total Return                                                                                            06/02/94
----------------------------------------------------------------------------------------------------------------------
Utilities                                                                                               01/03/95
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
PIMCO VIT:
----------------------------------------------------------------------------------------------------------------------
Foreign Bond                                                                                            02/16/99
----------------------------------------------------------------------------------------------------------------------
High Yield                                                                                              04/30/98
----------------------------------------------------------------------------------------------------------------------
Long-Term U.S. Government                                                                               04/30/99
----------------------------------------------------------------------------------------------------------------------
Low Duration                                                                                            02/16/99
----------------------------------------------------------------------------------------------------------------------
Money Market                                                                                            09/30/99
----------------------------------------------------------------------------------------------------------------------
Real Return                                                                                             09/30/99
----------------------------------------------------------------------------------------------------------------------
Short-Term                                                                                              09/30/99
----------------------------------------------------------------------------------------------------------------------
StocksPLUS Growth and Income                                                                            12/31/97
----------------------------------------------------------------------------------------------------------------------
Total Return                                                                                            12/31/97
----------------------------------------------------------------------------------------------------------------------
Total Return II                                                                                         05/28/99
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
ROYCE:
----------------------------------------------------------------------------------------------------------------------
Micro-Cap                                                                                               12/27/96
----------------------------------------------------------------------------------------------------------------------
Small-Cap                                                                                               12/27/96
----------------------------------------------------------------------------------------------------------------------

                                     TABLE 4
                                 UNDERLYING FUND
                             CUMULATIVE TOTAL RETURN
                       FOR PERIODS ENDED DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                         LIFE           INCEPTION
UNDERLYING FUND                                    1 YEAR       5 YEARS     10 YEARS     OF FUND        DATE
----------------------------------------------------------------------------------------------------------------------
THIRD AVENUE:
----------------------------------------------------------------------------------------------------------------------
Value                                                                                                   09/14/99
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
----------------------------------------------------------------------------------------------------------------------
Active International Allocation                                                                         09/20/99
----------------------------------------------------------------------------------------------------------------------
Core Plus Fixed Income                                                                                  01/02/97
----------------------------------------------------------------------------------------------------------------------
Emerging Markets Debt                                                                                   06/16/97
----------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity                                                                                 10/01/96
----------------------------------------------------------------------------------------------------------------------
Global Value Equity                                                                                     01/02/97
----------------------------------------------------------------------------------------------------------------------
International Magnum                                                                                    01/02/97
----------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                                                                          10/18/99
----------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                                                                           01/02/97
----------------------------------------------------------------------------------------------------------------------
Technology                                                                                              11/30/99
----------------------------------------------------------------------------------------------------------------------
U.S. Real Estate                                                                                        03/03/97
----------------------------------------------------------------------------------------------------------------------
Value                                                                                                   01/02/97
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
DELAWARE VIP TRUST:
----------------------------------------------------------------------------------------------------------------------
Balanced Series                                                                                         05/01/00
----------------------------------------------------------------------------------------------------------------------
Emerging Markets Series                                                                                 05/01/00
----------------------------------------------------------------------------------------------------------------------
Growth Opportunities Series                                                                             05/01/00
----------------------------------------------------------------------------------------------------------------------
High Yield Series                                                                                       05/01/00
----------------------------------------------------------------------------------------------------------------------
International Value Equity Series                                                                       05/01/00
----------------------------------------------------------------------------------------------------------------------
Large Cap Value Series                                                                                  05/01/00
----------------------------------------------------------------------------------------------------------------------
REIT Series                                                                                             05/01/00
----------------------------------------------------------------------------------------------------------------------
Select Growth Series                                                                                    05/01/00
----------------------------------------------------------------------------------------------------------------------
Small Cap Value Series                                                                                  05/01/00
----------------------------------------------------------------------------------------------------------------------
Social Awareness Series                                                                                 05/01/00
----------------------------------------------------------------------------------------------------------------------
Trend Series                                                                                            05/01/00
----------------------------------------------------------------------------------------------------------------------
U.S. Growth Series                                                                                      05/01/00
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
NAVELLIER VARIABLE INSURANCE SERIES FUND, INC.:
----------------------------------------------------------------------------------------------------------------------
Navellier Growth Portfolio                                                                              02/27/98
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
SCUDDER VIT FUNDS:
----------------------------------------------------------------------------------------------------------------------
EAFE(R) Equity Index Fund                                                                               08/22/97(1)
----------------------------------------------------------------------------------------------------------------------
Equity 500 Index Fund                                                                                   10/01/97(1)
----------------------------------------------------------------------------------------------------------------------
Small Cap Index Fund                                                                                    08/22/97(1)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST:
----------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income VCT Portfolio                                                                     09/14/99
----------------------------------------------------------------------------------------------------------------------
Pioneer Europe VCT Portfolio                                                                            01/02/01
----------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio                                                                              05/01/00
----------------------------------------------------------------------------------------------------------------------
Pioneer High Yield VCT Portfolio                                                                        05/01/01
----------------------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value VCT Portfolio                                                                     05/01/00
----------------------------------------------------------------------------------------------------------------------
Pioneer Small Cap Value VCT Portfolio                                                                   05/01/02
----------------------------------------------------------------------------------------------------------------------
Pioneer Real Estate Shares VCT Portfolio                                                                08/01/00
----------------------------------------------------------------------------------------------------------------------

                                     TABLE 4
                                 UNDERLYING FUND
                             CUMULATIVE TOTAL RETURN
                       FOR PERIODS ENDED DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                         LIFE           INCEPTION
UNDERLYING FUND                                    1 YEAR       5 YEARS     10 YEARS     OF FUND        DATE
----------------------------------------------------------------------------------------------------------------------
SAFECO RESOURCE SERIES TRUST:
----------------------------------------------------------------------------------------------------------------------
Equity Portfolio                                                                                        04/03/87
----------------------------------------------------------------------------------------------------------------------
Growth Opportunities Portfolio                                                                          01/07/93
----------------------------------------------------------------------------------------------------------------------
Northwest Portfolio                                                                                     01/07/93
----------------------------------------------------------------------------------------------------------------------
Bond Portfolio                                                                                          07/21/87
----------------------------------------------------------------------------------------------------------------------
Money Market Portfolio                                                                                  07/21/87
----------------------------------------------------------------------------------------------------------------------
Small Company Value Portfolio                                                                           04/30/97
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST:
----------------------------------------------------------------------------------------------------------------------
Aggressive Growth Portfolio                                                                             09/25/00
----------------------------------------------------------------------------------------------------------------------
Comstock Portfolio                                                                                      09/18/00
----------------------------------------------------------------------------------------------------------------------
Emerging Growth Portfolio                                                                               09/18/00
----------------------------------------------------------------------------------------------------------------------
Government Portfolio                                                                                    12/15/00
----------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                                                                             09/18/00
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST:
----------------------------------------------------------------------------------------------------------------------
Blue Chip Portfolio                                                                                     11/30/01
----------------------------------------------------------------------------------------------------------------------
Emerging Growth Portfolio                                                                               09/13/99
----------------------------------------------------------------------------------------------------------------------
Emerging Markets Portfolio                                                                              12/31/97
----------------------------------------------------------------------------------------------------------------------
Global Post-Venture Capital Portfolio                                                                   09/30/96
----------------------------------------------------------------------------------------------------------------------
Global Technology Portfolio                                                                             12/30/01
----------------------------------------------------------------------------------------------------------------------
International Focus Portfolio                                                                           06/30/95
----------------------------------------------------------------------------------------------------------------------
Large Cap Value Portfolio                                                                               10/31/97
----------------------------------------------------------------------------------------------------------------------
Small Cap Value Portfolio                                                                               11/30/01
----------------------------------------------------------------------------------------------------------------------

(1) Inception date is for Class A Shares. Performance shown is for Class A Shares adjusted to reflect Class B expenses. -


Performance figures are based on historical earnings and are not guaranteed to reoccur. They are not necessarily indicative of the future investment performance of a particular Subaccount (or Underlying Fund). Total return and yield for a Subaccount will vary based on changes in market conditions and the performance of the Underlying Fund. Unit values will fluctuate so that, when redeemed, they may be worth more or less than their original cost.

When communicating total return to current or prospective Contract owners, we also may compare a Subaccount's figures to the performance of other variable annuity accounts tracked by mutual fund rating services or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

We hold title to the Separate Account's assets, including shares of the Underlying Funds. We maintain records of all purchases and redemptions of Underlying Fund shares by each of the Subaccounts.

STATE REGULATION

We are subject to regulation by the New York State Superintendent of Insurance ("Superintendent") as well as by the insurance departments of all the other states and jurisdictions in which we do business.

We must file with the Superintendent an annual statement on a form specified by the National Association of Insurance Commissioners. We also must file with New York and other states a separate statement covering the separate accounts that we maintain, including the Separate Account. Our books and assets are subject to review and examination by the Superintendent and the Superintendent's agents at all times. The Superintendent makes a full examination into our affairs at least every five years. Other states also may periodically conduct a full examination of our operations.

The laws of New York and of other states in which we are licensed to transact business specifically provide for regulation and supervision of the variable annuity activities of life insurance companies. Regulations require certain contract provisions and require us to obtain approval of contract forms. State regulation does not involve any supervision or control over the investment policies of the Separate Account, or the selection of investments therefor, except for verification that any such investments are permissible under applicable law. Generally, the states in which we do business apply the laws of New York in determining permissible investments for us.

PERIODIC REPORTS

Prior to your Annuity Commencement Date, we will provide you, in your Personal File, at least quarterly, with a statement as of a specified date covering the period since the last statement. The statement will set forth, for the covered period:

     (1)  The amount of Contributions paid under the Contract, including

               - the allocation of contributed amounts to the Subaccounts of the Separate Account and the General Account;

               -    the date the Contribution was made; and

               -    the date the amount was credited to your account.

     (2) The number and dollar value of Accumulation Units credited to you in each Subaccount;

     (3)  The value of Contributions made to the General Account; and

     (4) The total amounts of all withdrawals and transfers from each Subaccount and the General Account.

We will transmit to Contract owners, at least semi-annually, reports concerning each Underlying Fund.

LEGAL PROCEEDINGS

From time to time, we are engaged in litigation of various kinds, which in our judgment is not of material importance in relation to our total assets. The Separate Account is not a party to any pending legal proceedings.

LEGAL MATTERS


All matters of applicable state law pertaining to the Contracts, including our right to issue the Contracts, have been passed upon by the Office of the General Counsel of The American Life Insurance Company of New York. Certain legal matters relating to Federal securities laws applicable to the Contracts have been passed upon by the law firm of Morgan, Lewis & Bockius LLP, Washington, D.C.


EXPERTS


The statutory-basis financial statements of The American Life Insurance Company of New York at December 31, 2001 and for the year then ended, appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.


ADDITIONAL INFORMATION

We have filed with the Commission a registration statement under the Securities Act of 1933, as amended, concerning the Contracts. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information or in the current Prospectus for the Contracts. Statements contained herein concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of those documents, reference should be made to the materials filed with the Commission. The Commission has an Internet web site at "http://www.sec.gov", or you may write to the Commission's Public Reference Section, Washington, DC 20549-6009 and obtain copies upon payment of a duplicating fee.

FINANCIAL STATEMENTS


The statutory-basis financial statements of The American Life Insurance Company of New York ("American Life") appear on the following pages. You should consider the financial statements of American Life included in this SAI as bearing on our ability to meet our obligations under the Contracts and to support our General Account.


Financial Statements for The American Separate Account 5 have not been included because the Subaccounts described in the Prospectus had not commenced operations as of the date of the Prospectus and, therefore, have no financial information to report.

Financial statements of The American Life Insurance Company of New York:

Report of Independent Auditors
Statutory-Basis Balance Sheets
Statutory-Basis Statements of Operations
Statutory-Basis Statements of Changes in Capital and Surplus
Statutory-Basis Statements of Cash Flow
Notes to Financial Statements

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

Statutory-Basis Financial Statements
Years ended December 31, 2001 and 2000
And Report of Independent Auditors

                 The American Life Insurance Company of New York

                      Statutory-Basis Financial Statements

                     Years ended December 31, 2001 and 2000


                                 CONTENTS

Report of Independent Auditors                                       B-22
Statutory-Basis Balance Sheets                                       B-23
Statutory-Basis Statements of Operations                             B-24
Statutory-Basis Statements of Surplus                                B-25
Statutory-Basis Statements of Cash Flows                             B-26
Notes to Financial Statements                                        B-27

ERNST & YOUNG LLP              Ernst & Young LLP          Phone: (212) 773-3000
                               787 Seventh Avenue         www.ey.com
                               New York, New York 10019


                         Report of Independent Auditors

To the Board of Directors of
     The American Life Insurance Company of New York

We have audited the accompanying statutory-basis balance sheet of The American Life Insurance Company of New York as of December 31, 2001, and the related statutory-basis statements of operations, changes in capital and surplus and cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The statutory-basis financial statements of the Company for the year ended December 31, 2000, were audited by other auditors whose report dated February 21, 2001 (except for Note 9 which was dated March 16, 2001) expressed an unqualified opinion as to the conformity of those financial statements with accounting practices prescribed or permitted by the State of New York Insurance Department.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the New York State Insurance Department, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are described in Note 2. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the 2001 financial statements referred to above does not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of The American Life Insurance Company of New York at December 31, 2001, or the results of its operations or its cash flows for the year ended December 31, 2001.

However, in our opinion, the 2001 financial statements referred to above present fairly, in all material respects, the financial position of The American Life Insurance Company of New York at December 31, 2001, and the results of its operations and its cash flows for the year then ended in conformity with accounting practices prescribed or permitted by the State of New York Insurance Department.


As discussed in Note 2 to the financial statements, in 2001 The American Life Insurance Company of New York changed various accounting policies to be in accordance with the revised National Association of Insurance Commissioners' Accounting Practices and Procedures Manual, as adopted by the New York State Insurance Department.


                                                        /s/ ERNST & YOUNG LLP


New York, New York                            Ernst & Young LLP, a member of
April 26, 2002                                Ernst & Young International, Ltd.

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
STATUTORY-BASIS BALANCE SHEETS

                                                                             DECEMBER 31,
                                                                       2001            2000
                                                                   -------------   -------------
ASSETS
     Investments and Cash:
         Bonds                                                     $ 109,414,561   $ 786,607,840
         Common stock                                                         --      49,519,178
         Preferred stock                                               2,000,000       5,510,043
         Policyholder loans                                            6,062,915       6,342,089
         Short-term investments                                          307,738       8,943,834
         Cash                                                          2,361,902        (156,121)
                                                                   -------------   -------------
         Total investments and cash                                  120,147,116     856,766,863
     Life and accident and health premiums due and unpaid              1,507,292         943,497
     Accrued investment income                                         2,286,142      13,098,524
     Federal income tax recoverable                                    1,772,987              --
     Other assets                                                        123,760         208,413
     Separate account assets                                           1,018,311       2,690,055
                                                                   -------------   -------------
         Total assets                                              $ 126,855,608   $ 873,707,352
                                                                   =============   =============

LIABILITIES
     Life and accident and health reserves                            75,488,008     723,078,095
     Policy and contract reserves                                      1,678,279       2,593,219
     Reinsurance payable                                                 749,766       1,272,762
     Payable for securities                                                6,452              --
     Accounts payable and accrued expenses                                61,884         908,326
     Due to affiliate                                                  2,425,550      41,370,454
     Asset valuation reserve                                              88,505       4,307,893
     Interest maintenance reserve                                      1,132,873      14,680,458
     Other liabilities                                                 4,053,684      12,564,572
     Federal income taxes payable                                             --       5,040,038
     Separate account liabilities                                      1,018,311       2,690,055
                                                                   -------------   -------------
         Total liabilities                                            86,703,312     808,505,872
                                                                   -------------   -------------

CAPITAL AND SURPLUS
     Series A common stock, $4.55 par value, 1,100,000
        shares authorized, 550,000 shares issued and outstanding       2,502,500       2,502,500
     Paid in surplus                                                  31,549,679      55,143,446
                                                                   -------------   -------------
         Total capital                                                34,052,179      57,645,946
     Unassigned surplus                                                6,100,117       7,555,534
                                                                   -------------   -------------
         Total capital and surplus                                    40,152,296      65,201,480
                                                                   -------------   -------------
         Total liabilities and capital and surplus                 $ 126,855,608   $ 873,707,352
                                                                   =============   =============

             SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.

   THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
   STATUTORY-BASIS STATEMENTS OF OPERATIONS

                                                                            YEARS ENDED DECEMBER 31,
REVENUES                                                                    2001              2000
                                                                       -------------    -------------
    Premium, annuity and other considerations                          $   3,805,163    $  26,414,995
    Net investment income                                                 14,257,954       66,588,199
    Cancellation of reinsurance contract                                (641,184,950)              --
    Reserve adjustment on reinsurance ceded                                 (745,916)    (446,998,961)
    Commission and expense allowances on reinsurance ceded                   192,480           80,695
    Amortization of the interest maintenance reserve                         572,543        1,857,887
    Other revenue                                                            462,913        1,238,424
                                                                       -------------    -------------
      Total revenue                                                     (622,639,813)    (350,818,761)
                                                                       -------------    -------------

BENEFITS AND EXPENSES
    Death and disability benefits                                          3,022,060       38,319,633
    Annuity and surrender benefits                                        16,264,679      156,052,146
    Decrease in insurance and annuity reserves                          (646,899,183)    (353,508,131)
    Other benefits                                                           382,518          780,890
    Commissions                                                               96,724           29,734
    General and administrative expenses                                   15,675,392       12,728,622
    Taxes, licenses and fees                                                  96,177          818,285
    Net transfers from  separate accounts                                 (1,671,744)    (210,402,809)
    Other expenses                                                              (804)         (79,334)
                                                                       -------------    -------------
      Total benefits & expenses                                         (613,034,181)    (355,260,964)
                                                                       -------------    -------------

    (Loss) gain from operations before dividends to policyholders,
        federal income taxes and net realized capital (losses) gains      (9,605,632)       4,442,203
    Dividends to policyholders                                                    --           (2,660)
                                                                       -------------    -------------
    (Loss) gain from operations before federal income taxes
        and net realized captial gains (losses)                           (9,605,632)       4,444,863
    Federal income taxes (benefit)                                        (1,815,101)       1,704,795
                                                                       -------------    -------------
    (Loss) gain from operations before realized capital gains             (7,790,531)       2,740,068
    Net realized capital (losses) gains                                  (15,790,496)         243,065
                                                                       -------------    -------------
      Net (loss) income                                                ($ 23,581,027)   $   2,983,133
                                                                       =============    =============

        SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
STATUTORY-BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

                                                                            YEARS ENDED DECEMBER 31,
                                                                            2001            2000
                                                                         ------------    ------------
CAPITAL AND SURPLUS, BEGINNING OF YEAR                                   $ 65,201,480    $ 91,411,546
      Adjustment to surplus:
          Net (loss) income                                               (23,581,027)      2,983,133
          Increase (decrease) in net unrealized capital gains (losses)     17,162,210     (18,694,705)
          Decrease (increase) in non-admitted assets                          754,686        (621,698)
          (Increase) decrease in liability for unauthorized reinsuers         (10,674)        118,828
          Change in valuation basis of reserve                                     --     (17,241,355)
          Change in asset valuation reserve                                 4,219,388       7,245,731
          Return of paid in surplus                                       (23,593,767)             --
                                                                         ------------    ------------
             Net adjustment to surplus                                    (25,049,184)    (26,210,066)
                                                                         ------------    ------------
CAPITAL AND SURPLUS, END OF YEAR                                         $ 40,152,296    $ 65,201,480
                                                                         ============    ============

        SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
STATUTORY-BASIS STATEMENTS OF CASH FLOWS

                                                                                         YEARS ENDED DECEMBER 31,
                                                                                          2001            2000
                                                                                     -------------    -------------
OPERATIONS:
 Premiums, policy proceeds, and other considerations received, net of
    reinsurance paid                                                                  $   3,635,478    $  10,506,091
 Net investment income received                                                          25,218,075       61,474,884
 Reserve adjustment on cancellation of of reinsurance contract                         (641,184,950)              --
 Reserve adjustment for reinsurance ceded                                                  (553,436)    (446,920,765)
                                                                                      -------------    -------------
        Total income received                                                          (612,884,833)    (374,939,790)

 Benefits paid                                                                           18,683,431      199,759,610
 Commissions and other expenses paid                                                     17,028,006       14,683,108
 Net transfers to (from) Separate Accounts                                               13,046,775     (223,315,898)
 Federal income taxes paid                                                                4,493,103            3,347
 Other revenues received less other expenses paid                                           312,094         (538,140)
                                                                                      -------------    -------------
        Total operating expenses paid                                                    53,563,409       (9,407,973)
                                                                                      -------------    -------------
                Net cash used in operations                                            (666,448,242)    (365,531,817)
                                                                                      -------------    -------------
INVESTMENT ACTIVITIES:
  Proceeds from sales, maturities, or repayments of investments:
   Bonds                                                                               912,104,672      559,347,273
   Stocks                                                                               57,304,328        4,163,157
  Net losses on cash, cash equivalents and short-term investments                               --             (383)
  Miscellaneous proceeds                                                                   160,476               --
                                                                                     -------------    -------------
     Total investment proceeds                                                         969,569,476      563,510,047
  Taxes paid on capital gains                                                                   --               --
                                                                                     -------------    -------------
   Net proceeds from sales, maturities, or repayments of investments                   969,569,476      563,510,047
  Cost of investments acquired:
    Bonds                                                                              234,173,640      264,401,369
    Stocks                                                                               2,564,097        6,219,161
  Miscellaneous applications                                                                (6,452)              --
                                                                                     -------------    -------------
      Total cost of investments acquired                                               236,731,285      270,620,530
   Net (increase) decrease in policy loans                                                (279,174)      (1,467,375)
                                                                                     -------------    -------------
      Net cash provided by investment activities                                       733,117,365      294,356,892

FINANCING AND MISCELLANEOUS ACTIVITIES:
 Other cash provided:
  Withdrawals on deposit-type contract fund and other liabilities
   without life or disability contingencies                                                 59,770       16,792,618
  Other sources                                                                          2,362,359       37,729,714
                                                                                     -------------    -------------
      Total other cash provided                                                          2,422,129       54,522,332
                                                                                     -------------    -------------
 Other cash applied:
  Return of paid in surplus                                                             23,593,767               --
  Withdrawals on deposit-type contract fund and other liabilities
    without life or disability contingencies                                             3,089,241        1,111,253
  Other applications, net                                                               48,526,317       15,834,520
                                                                                     -------------    -------------
   Total other cash applied                                                             75,209,325       16,945,773
                                                                                     -------------    -------------
   Net cash provided by (used in) financing and miscellaneous activities               (72,787,196)      37,576,559
                                                                                     -------------    -------------

 Net decrease in cash and short-term investments                                        (6,118,073)     (33,598,366)
 Cash and short-term investments:
 Beginning of year                                                                       8,787,713       42,386,079
                                                                                     -------------    -------------
 End of year                                                                         $   2,669,640    $   8,787,713
                                                                                     =============    =============

         SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2001 AND 2000

1.   ORGANIZATION

     The American Life Insurance Company of New York ("the Company") is ultimately a wholly owned subsidiary of Inviva, Inc. ("Inviva"). The Company offers paperless life insurance and variable annuities products through insurance shopping websites, financial planners and other branded providers of financial products.

     On March 16, 2001, all of the Company's direct parent, LIFCO Holding Company, Inc.'s ("LIFCO") outstanding stock was acquired by Inviva from Mutual of America Life Insurance Company ("MOA") for $58.6 million ($44.6 million for the company's capital and surplus plus $14.0 million for intangibles). LIFCO is a non-insurance holding company with no operations other than its investment in the company. The Company returned $23.6 million of paid in surplus to MOA, an amount sufficient to reduce the Company's statutory surplus at the date of the sale to approximately $44.6 million.

     Since January of 2000, MOA has assumed (via assumption reinsurance and related transactions, which were approved by the New York State Insurance Department) a substantial portion of the Company's group and individual in force business. As a result of these assumption reinsurance transactions, general account policyholder reserves and assets totaling $256.1 million and separate account policyholder reserves and assets totaling $186.6 million were transferred to MOA during 2000.

     Effective October 1, 2000 all eligible policyholders who had not previously elected to have their contracts assumed by MOA were given the opportunity to have their policies with the Company cancelled and rewritten by MOA. Under this procedure, General Account policyholder reserves and assets totaling $43.7 million and Separate Account policyholder reserves and assets totaling $32.0 million were cancelled as of December 31, 2000 by the Company at the policyholder's request and rewritten on virtually identical terms and conditions by MOA.

     Effective January 31, 2001 the reinsurance agreement between MOA and the Company was terminated and all assets and liabilities associated with this business were transferred to MOA. The effect was to transfer approximately $644 million of reserves from the Company to MOA.

2.   BASIS OF PRESENTATION

     The Statutory-Basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the New York State Insurance Department (the "Department"). Effective January 1, 2001, insurance companies domiciled in New York are required to prepare Statutory-Basis financial statements in accordance with the new National Association of Insurance Commissioners' ("NAIC") Accounting Practices and Procedures manual ("NAIC SAP"), subject to certain modifications prescribed or permitted by the Department ("New York SAP").

     Accounting changes adopted to conform to the provisions of the NAIC SAP or New York SAP are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. The Company recognized no effect on capital and surplus as a result of the adoption of the New York SAP as of January 1, 2001.

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2001 AND 2000

2.   BASIS OF PRESENTATION (CONTINUED)

     Statutory accounting practices differ from those used prior to January 1, 2001, primarily because under NAIC and New York SAP: (1) the liability previously established for the costs of collecting deferred and uncollected premiums in excess of loading when loading is not adequate to cover these costs is no longer required, (2) pension obligations or assets not previously recognized related to vested employees may be recorded immediately or amortized over future periods, (3) unamortized mortgage loans amounts previously included in the interest maintenance reserve ("IMR") related to prepayment penalties are released and (4) premiums not collectible in 90 days are non-admitted.

     In accordance with the statutory implementation guidance, financial statements prior to January 1, 2001 are not restated to conform to the requirements of NAIC Accounting Practices and Procedures. As a result, certain amounts reported in the financial statements are not comparable to amounts reported in years prior to 2001. The effect of such items on the individual line items of the Statutory-Basis balance sheets was not material.

     The most significant applicable modification to NAIC SAP, which are outlined in New York Regulation 172, is that deferred tax assets and liabilities are not recorded as admitted assets in New York and are included, with limitation, in the Statutory-Basis balance sheets under NAIC SAP.

     There are no differences between the Company's net loss or capital and surplus as determined on a New York SAP basis and an NAIC SAP basis.

     Financial statements prepared in accordance with New York SAP vary from financial statements prepared using accounting principles generally accepted in the United States ("GAAP") primarily because on a statutory basis: 1) costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred, rather than capitalized; 2) life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and company experience, whereas on a GAAP basis they are based on anticipated Company experience for lapses, mortality and investment yield; 3) life insurance enterprises are required to establish a formula-based asset valuation reserve ("AVR") by a direct charge to surplus to offset potential investment losses, under GAAP provisions for investments are established as needed through a charge to income; 4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the Interest Maintenance Reserves and amortized into investment income over the remaining life of the investment sold, for GAAP such gains and losses are recognized in income at the time of the sale; 5) bonds are carried principally at amortized cost, but at market value for GAAP; 6) deferred federal income taxes are not provided for temporary differences between tax and book assets and liabilities as they are under GAAP; 7) certain reinsurance transactions are accounted for as reinsurance for statutory purposes and assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP; 8) certain "non-admitted assets" (principally receivables over 90 days, furniture and fixtures and prepaid expenses) must be excluded from admitted assets under statutory reporting through a charge to capital and surplus.

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2001 AND 2000

3.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS

     BONDS--Bonds are stated at amortized costing using the interest method or at market value based on their NAIC rating. Mortgage backed securities are stated at amortized cost or the lower of amortized cost or fair market value. Mortgage backed securities are adjusted for changes in prepayment assumptions using the retrospective method. The retrospective adjustment method is used to value all securities except for interest only securities or securities where the yield had become negative, that are valued using the prospective method. Investment market valuations are prescribed by the NAIC. Unrealized gains and losses are recorded directly to unassigned surplus. If it is determined that a decline in fair value is other than temporary, the cost basis is written down and a realized loss is recognized.

     COMMON STOCK--Common stock is stated at market value. Market value is determined by reference to valuations quoted by the NAIC. Unrealized gains and losses are recorded directly to unassigned surplus. When an impairment is considered other than temporary, the cost of common stocks are written down and a realized loss is recognized

     NONREDEEMABLE PREFERRED STOCK--Nonredeemable Preferred stocks are reported at market value or the lower of cost or market value. Market value is determined by reference to valuations quoted by the NAIC. Unrealized gains and losses are recorded directly to unassigned surplus. If it is determined that a decline in fair value is other than temporary, the cost of preferred stocks are written down and a realized loss is recognized. At December 31, 2001, the fair value of the preferred stock is based on cost as since no market value was assigned by the NAIC.

     CASH AND SHORT-TERM INVESTMENTS--Cash includes cash on hand. Short-term investments are stated at amortized cost and consist primarily of investments having maturities of one year or less at the date of purchase. Market values for such investments approximate carrying value.

     POLICY LOANS--Policy loans are stated at the unpaid principal balance of the loan.

     REALIZED GAINS AND LOSSES AND INTEREST MAINTENANCE--Realized gains and losses (determined using the specific identification basis), net of applicable taxes, arising from changes in interest rates are accumulated in the Interest Maintenance Reserve ("IMR") and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the statements of operations.

     ASSET VALUATION RESERVE--An Asset Valuation Reserve ("AVR") applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued has been established based on a statutory formula. Realized and unrealized gains and losses arising from changes in the creditworthiness of the borrower are included in the appropriate subcomponent of the AVR. Changes in the AVR are applied directly to unassigned surplus.

     INVESTMENT INCOME AND EXPENSES--Investment income is reported as earned and is presented net of related investment expenses.

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2001 AND 2000

3.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     NON-ADMITTED ASSETS

     Certain assets, principally past due receivables, furniture and fixtures and prepaid expenses, are considered "non-admitted assets" and excluded from the balance sheet.

     INSURANCE AND ANNUITY RESERVES

     See Note 10 regarding the methods and assumptions used to establish the Company's reserves.

     POLICY AND CONTRACT RESERVES

     Policy and contract claims are amounts due on life and accident and health claims, which were incurred as of the statement date, but have not yet been paid. The accrual has two components: 1) claims in process of settlement as of the statement date and 2) those not yet reported but estimable based on historical experience.

     GUARANTY FUND AND OTHER ASSESSMENTS

     A liability for guaranty fund (and other) assessments is accrued after an insolvency has occurred.

     FEDERAL INCOME TAX

     The federal income tax provision (benefit) included in the statement of operations are based on taxes paid or anticipated to be paid or refunds expected to be received.

     SEPARATE ACCOUNT OPERATIONS

     Investments held in the separate accounts are stated at market value. Participants' corresponding equity in the separate accounts is reported as a liability in the accompanying statements. Premiums and benefits related to the separate accounts are included in the accompanying statements of operation. Investment gains (losses) in the separate account are offset by a change to the reserve liabilities in the respective Separate Accounts.

     REINSURANCE

     Reinsurance premiums and benefits paid or provided are accounted for on basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves.

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2001 AND 2000

3.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     PREMIUMS AND ANNUITY CONSIDERATIONS

     Insurance premiums and annuity considerations are recognized as income when due. For the year ended December 31, 2000, considerations for deposit type contracts were recognized as income when received. There were no considerations for deposit type contracts in 2001. Group life and disability insurance premiums are recognized as income over the contract period.

     POLICYHOLDER DIVIDENDS

     Dividends are based on formulas and scales approved by the Board of Directors and are accrued currently for payments subsequent to plan anniversary dates and payable in the next calendar year.

     ESTIMATES

     The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. Actual results could differ from these estimates.

     RECLASSIFICATION

     Certain 2000 amounts included in the accompanying financial statements have been reclassified to conform to the 2001 presentation.

4.   INVESTMENTS

     DEBT SECURITIES

     The statement values and NAIC market value of investments in fixed maturity securities (bonds and short-term investments) at December 31, 2001 are as follows (in millions):

                                                    ----------------------------------------------
                                                     STATEMENT      GROSS UNREALIZED  NAIC MARKET
                                                                ---------------------
                                                       VALUE       GAINS     LOSSES      VALUE
                                                    ----------------------------------------------
Fixed maturities:
 U.S. Treasury securities and obligations of U.S.
    Government corporations and agencies            $   39.6      $  0.8    $   --   $   40.4
 Obligations of states and political subdivisions         --          --        --         --
 Debt securities issued by foreign governments            --          --        --         --
 Corporate securities                                   55.2         0.6       0.2       55.6
 Mortgage-backed securities                             14.9          --        --       14.9
                                                    -----------------------------------------
 Total                                              $  109.7      $  1.4    $  0.2   $  110.9
                                                    =========================================

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2001 AND 2000

4.   INVESTMENTS (CONTINUED)

     The statement values and NAIC market value of investments in fixed maturity securities (bonds and short-term investments) at December 31, 2000 are as follows (in millions):

                                                           ---------------------------------------------------
                                                            STATEMENT       GROSS UNREALIZED      NAIC MARKET
                                                                          --------------------
                                                              VALUE         GAINS       LOSSES       VALUE
                                                           ---------------------------------------------------
     Fixed maturities:
       U.S. Treasury securities and obligations of U.S.
          Government corporations and agencies                 $ 288.5     $   3.4    $     0.4     $    291.5
       Obligations of states and political subdivisions            9.7         1.2           --           10.9
       Debt securities issued by foreign governments              26.5         0.7           --           27.2
       Corporate securities                                      458.9         2.8         29.9          431.8
       Mortgage-backed securities                                 12.0          --          1.8           10.2
                                                           -----------    --------    ---------     ----------
       Total                                                   $ 795.6     $   8.1    $    32.1     $    771.6
                                                           ===========    ========    =========     ==========

     Short-term investments with a statement value, which equals NAIC market value, of $0.3 million and $8.9 million at December 31, 2001 and 2000, respectively, are included in the above tables. As of December 31, 2001 and 2000, the Company had fixed maturity securities with a statement value of $7.0 million and $3.4 million, respectively, on deposit with various state regulatory agencies.

     At December 31, 2001 and 2000 net unrealized gains (losses) reflected in surplus consisted of the following (in millions):

                                                                           2001            2000
                                                                      ------------     ------------

          Bonds and notes                                             $         --     $      (19.3)
          Equity securities (common and preferred stock)                        --              2.1
                                                                      ------------     ------------
          Net unrealized gains (losses)                               $         --     $      (17.2)
                                                                      ============     ============

     At December 31, 2000, five of the Company's bond investments with a book value of $23.9 million were in default and were written down to their fair market value as determined by the NAIC. It was determined these declines were considered other than temporary. All unrealized losses were considered temporary in 2001.

     MATURITIES

     The statement values and NAIC market values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities which are stated at expected maturity) at December 31, 2001 are as follows (in millions):

                                           STATEMENT       NAIC MARKET
                                             VALUE            VALUE
                                         ------------     ------------
Due in one year or less                  $        7.3     $        7.3
Due after one year through five years            39.4             39.9
Due after five years through ten years           27.3             27.5
Due after ten years                              35.7             36.2
                                         ------------     ------------
Total                                    $      109.7     $      110.9
                                         ============     ============

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2001 AND 2000

4.   INVESTMENTS (CONTINUED)

     Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

     REALIZED INVESTMENT GAINS

     Sales of fixed maturity securities for the years ended December 31, 2001 and 2000 are as follows (in millions):

                                              2001                    2000
                                             --------               --------
Fixed maturity securities:
  Proceeds                                   $  912.1               $  546.3
  Gross realized gains                            4.9                    3.5
  Gross realized losses                         (23.8)                   2.6

     Sales of investments in fixed maturity securities resulted in $1.2 million and $0.9 million of gains being accumulated in IMR in 2001 and 2000, respectively. Such amounts will be amortized into net investment income over the estimated remaining life of the investment sold. During 2001 and 2000, $0.6 million and $1.9 million of the IMR was amortized and included in net investment income.

     Net realized capital gains on equity securities were $3.8 million and $0.2 million for the years ended December 31, 2001 and 2000, respectively.

     NET INVESTMENT INCOME

     Net investment income for the years ended December 31, 2001 and 2000, including accrual of discount and amortization of premiums, arose from the following sources are as follows (in millions):

                                                                        2001             2000
                                                                    ------------     ------------
Bonds                                                               $      12.8      $      67.2
Preferred stocks                                                             --              0.4
Common stocks                                                                --              0.6
Policy loans                                                                0.4              0.4
Cash and short-term investments                                             1.2              2.2
Other investment income                                                     0.3             (3.1)
                                                                    ------------     ------------
   Total gross investment income                                           14.7             67.7
Investment expenses                                                        (0.4)            (1.1)
                                                                    ------------     ------------
Net investment income                                               $      14.3      $      66.6
                                                                    ============     ============


     At December 31, 2001, the Company held no unrated or less-than-investment grade bonds. NAIC class 1 and 2 are considered investment grade. At December 31, 2000, approximately 90.1% of bonds were comprised of investment grade securities. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2001 AND 2000

5.   FAIR MARKET VALUE

     The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments as of December 31, 2001 are as follows (in millions):

                                                                                         ESTIMATED FAIR
                                                                   STATEMENT VALUE            VALUE
                                                                  ------------------    ------------------
ASSETS
Bonds                                                                $     109.4           $     110.7
Preferred stocks                                                             2.0                   2.0
Cash and short-term investments                                              2.7                   2.7
Policy loans                                                                 6.1                   6.1

LIABILITIES
Insurance and annuity reserves                                       $      75.5           $      72.7

Amounts related to the Company's financial instruments as of December 31, 2000 are as follows (in millions):

                                                                                          ESTIMATED
                                                                   STATEMENT VALUE        FAIR VALUE
                                                                  ------------------    ---------------
ASSETS
Bonds                                                                $    786.6            $   762.8
Common stock                                                               49.5                 49.5
Preferred stocks                                                            5.5                  5.5
Cash and short-term investments                                             8.8                  8.8
Policy loans                                                                6.3                  6.3

LIABILITIES
Insurance and annuity reserves                                       $    723.1            $   703.2

     BONDS AND EQUITY SECURITIES--Fair value for bonds is determined by reference to market prices quoted by the NAIC. If quoted market prices are not available, fair value is determined using quoted prices for similar securities. Market value for equity securities is determined by reference to valuations quoted by the NAIC.

     CASH AND SHORT-TERM INVESTMENTS--The carrying value for cash and short-term investments approximates fair values due to the short-term maturities of these instruments.

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2001 AND 2000

5.   FAIR MARKET VALUE (CONTINUED)

     POLICY LOANS--The majority of policy loans are issued with variable interest rates which are periodically adjusted based on changes in rates credited to the underlying policies and therefore are considered to be stated at fair value.

     INSURANCE AND ANNUITY RESERVES--Contractual funds not yet used to purchase retirement annuities and other deposit liabilities are stated at their cash surrender value. These contracts are issued with variable interest rates that are periodically adjusted based on changes in underlying economic conditions.

     The fair value of annuity contracts (approximately $1.0 million and $500 million at December 31, 2001 and 2000, respectively, was determined by discounting expected future retirement benefits using current mortality tables and interest rates based on the duration of expected future benefits. Weighted average interest rates of 4.00% and 6.46% were used at December 31, 2001 and 2000, respectively.

6.   REINSURANCE AND RELATED TRANSACTIONS

     Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

     In 2001, the Company entered into new agreements that reinsure policies or contracts that were in-force or had existing reserves as of the effective date of such agreements. As of December 31, 2001, the amount of reinsurance credits, whether an asset or reduction of liability, taken for such new agreements was $0.5 million. The Company ceded reinsurance arrangements reduced certain items in the accompanying financial statements as follows (in millions):

                                                                                    2001              2000
                                                                              -----------------   --------------
      Premiums, annuity and other consideration - Non-affiliates              $         1.2       $       1.0

      Benefits paid or provided - Non-affiliates                                         0.8               1.0

      Policy and contract liabilities - Non-affiliates                                   1.3               0.1

     During 2000, the Company had a bulk coinsurance agreement with its former parent, MOA, covering certain non-pension insurance business. In consideration for additional reserves assumed under this agreement, the Company assumed premiums and annuity considerations of $7.1 million in 2000. Total reserve liabilities reinsured under this agreement are as follows (in millions):

                                                                   DECEMBER 31, 2000
                                                                   ------------------
          Life and annuity                                              $  641.9
          Other reserves                                                     2.1

This coinsurance agreement was canceled on January 31, 2001 and the reserves were transferred back to MOA.

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2001 AND 2000

6.   REINSURANCE AND RELATED TRANSACTIONS (CONTINUED)

     The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $0.1 million at December 31, 2001 and 2000. In 2001, the Company did not commute any ceded reinsurance.

     Neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2001 there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.

     The premium, annuity and other consideration amounts included in the Statements of Operations, for the years ended December 31, were comprised of the following (in millions):

                                       2001             2000
                                     ----------    ------------
LONG DURATION CONTRACTS
Direct Premiums                      $     5.0     $       7.4
Reinsurance Assumed                          -             3.2
Reinsurance Ceded                          1.2             1.0
                                     ----------    ------------
Premiums                             $     3.8     $       9.6
                                     ==========    ============

7.   COMMITMENTS AND CONTINGENCIES

     The Company is not involved in any legal actions, which would have arisen in the course of its business. At December 31, 2001, there were no material known contingent liabilities arising outside the normal course of business.

     The Company has no leases at December 31, 2001.

8.   FEDERAL INCOME TAXES

     The Company files a separate company Federal Income Tax return.

     As of December 31, 2001, the Company had $1.8 million of current income tax benefit. The difference between the Company's income tax benefit and the results obtained by applying the federal statutory rate of 34% is primarily due to net operating loss carry back limitations and ceding commission income imputed for income taxes from the cancellation of a reinsurance contract.

     As of December 31, 2001, the Company had $10.4 million of net operating loss carryforwards that will expire in 2016 and $13.7 million of capital losses that will expire in 2006. The Company has no federal income taxes incurred that will be available for recoupment in the event of future net losses.

     Prior to 1984, the Company was allowed certain special deductions for federal income tax purposes that were required to be accumulated in a "policyholders' surplus account" ("PSA"). In the event those amounts are distributed to shareholders, or the balance of the account exceeds certain limitations prescribed by the Internal Revenue Code, the excess amounts would be subject to income tax at current rates. Income taxes would also be payable at current rates if the Company ceases to qualify as a life insurance company for tax reporting purposes, or if the income tax deferral status of the PSA is modified by future tax legislation. The Company has a PSA balance of $4.9 million at December 31, 2001.

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2001 AND 2000

9.   RELATED PARTY TRANSACTIONS

     The Company has a service agreement with Inviva, Inc, which covers certain general and administrative expenses. During 2001, operating expenses of $9.8 million were charged to the Company and are reflected in the accompanying statements of operations. At December 31, 2001, the Company reported $2.4 million as amounts due to Inviva, Inc. The terms of the settlement require that these amounts be charged at least quarterly and settled within 30 days.

     The Company also has a distribution agreement with Inviva Securities Corporation, to serve as principal underwriter for variable annuity products issued by the Company.

     MOA incurred operating and investment-related costs in connection with the use of its personnel and property on behalf of the Company. During 2000, operating and investment-related expenses of $10.0 million and $1.1 million, respectively, were charged to the Company and are reflected in the accompanying statements of operations and surplus. There were no charges for 2001.

10.  RESERVES

     Reserves for annuity contracts in the payout phase are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves are based on mortality and interest rate assumptions (ranging predominately from 5.50% to 8.75%), which meet or exceed statutory requirements.

     Reserve for contractual funds not yet used for the purchase of annuities are accumulated at various interest rates, which, during 2001 and 2000, averaged 5.00% and 5.40%, respectively, and are deemed sufficient to provide for contractual surrender values for these funds. Reserves for life and disability insurance are based on mortality, morbidity and interest rate assumptions which meet statutory requirements.

     Reserves for life contracts are primarily mean reserves based on mortality and interest rate assumptions (ranging predominantly from 2.50% to 6.00%), which meet or exceed statutory requirements.

     The Company waives the deduction of deferred fractional premiums upon the death of insured and returns any portion of the final premium beyond the date of death.

     Surrender values are not promised in excess of the legally computed reserves.

     Extra premiums are charged for substandard lives for policies issued prior to July 1, 2000, plus the gross premium for rated age. Mean reserves are determined by computing the regular mean reserve for the plan at the end of the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1, 2000, for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality.

     As of December 31, 2001, the Company had $268.6 million of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of New York. The deficiency reserves to cover the above insurance totaled $3.2 million as of December 31, 2001.

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2001 AND 2000

10.  RESERVES (CONTINUED)

     The Tabular Interest, the Tabular Less Actual Reserve Released and the Tabular Cost have been determined by formula. For the determination of Tabular interest on funds not involving life contingencies for each valuation rate of interest, the tabular interest is calculated as one hundredth of the product such valuation rate of interest times the mean amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

     Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2001, are as follows (in millions):


        TYPE                                                          GROSS        NET OF LOADING
     -------------------------------------                        -------------    --------------
       Ordinary new Business                                      $        0.2     $         0.2
       Ordinary renewal                                                    1.3               1.2
                                                                  -------------    -------------
       Total                                                      $        1.5     $         1.4
                                                                  =============    =============

     At December 31, 2001, annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows (in millions):

                                                               AMOUNT   TOTAL
                                                              -------   -------
Subject to discretionary withdrawal
      With market value adjustment                            $    --         0%
      At book value less current surrender charge
      of 5% or more                                                --         0%
      At market value
      Total with adjustment or at market value
      At book value with minimal or no charge or adjustment      28.9      94.9%
Not subject to discretionary withdrawal                           1.5       5.1%
                                                              -------   -------
Total (gross & net)                                           $  30.4     100.0%
                                                              =======   =======

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2001 AND 2000

11.  SEPARATE ACCOUNTS

     Separate accounts are individual policies and do not have any minimum guarantees and the investment risks associated with market value changes are born by the policyholders. The assets in the accounts, carried at estimated fair value consist of 51 mutual funds. Information regarding the separate accounts of the Company as of and for the year ended December 31, 2001 is as follows (in millions):

                                              SEPARATE ACCOUNTS WITH GUARANTEES

                                                         NONINDEXED
                                                          GUARANTEE        NONINDEXED      NONGUARANTEED
                                                         LESS THAN OR      GUARANTEE         SEPARATE
                                         INDEXED         EQUAL TO 4%    GREATER THAN 4%       ACCOUNTS           TOTAL
                                     --------------------------------------------------------------------------------------
     Premiums, deposits and other
      considerations for the year
      ended December 31, 2001        $            --    $          --      $             $           1.0     $         1.0
                                     ======================================================================================


     Reserves at December 31, 2001,               --               --                --  $           1.0     $         1.0

     For accounts with assets at:
        Market value                    $         --     $         --      $         --  $           1.0     $         1.0
        Amortized cost                            --               --                --               --
                                     --------------------------------------------------------------------------------------
     Total                              $         --     $         --      $         --  $           1.0     $         1.0
                                     ======================================================================================

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2001 AND 2000

11.  SEPARATE ACCOUNTS (CONTINUED)

                                             SEPARATE ACCOUNTS WITH GUARANTEES

                                                        NONINDEXED
                                                         GUARANTEE       NONINDEXED
                                                       LESS THAN OR      GUARANTEE        NONGUARANTEED
                                         INDEXED        EQUAL TO 4%    GREATER THAN 4%   SEPARATE ACCOUNTS       TOTAL
                                     ---------------------------------------------------------------------------------------
     Reserves for separate
     accounts by withdrawal
     characteristics:
        Subject to discretionary
        withdrawal:
          With market value
           adjustment                   $          -     $         -     $         -       $          -        $         -
          At book value without
           market value adjustment
           less current surrender
           charge of 5% or more                    -               -               -                  -                  -
          At market value                          -               -               -       $        1.0        $       1.0
          At book value without
           market value adjustment
           less current surrender
           charge of less than 5%                  -               -               -                  -                  -
                                     ---------------------------------------------------------------------------------------
        Subtotal                                   -               -               -                  1.0                1.0
        Not subject to
         discretionary withdrawal                  -               -               -                  -                  -
                                     ---------------------------------------------------------------------------------------
        Total separate account
         liabilities                    $          -     $         -     $         -       $          1.0      $         1.0
                                     =======================================================================================

     Amounts transferred to and from separate accounts in the Statement of Operations of the Separate Accounts and the general accounts statement for the year ended December 31, 2001 are as follows (in millions):


                                             SEPARATE ACCOUNTS WITH GUARANTEES

                                                        NONINDEXED
                                                         GUARANTEE       NONINDEXED
                                                       LESS THAN OR      GUARANTEE         NONGUARANTEED
                                         INDEXED        EQUAL TO 4%    GREATER THAN 4%   SEPARATE ACCOUNTS      TOTAL
                                     --------------------------------------------------------------------------------------
     Transfers to
        Separate Accounts               $          -     $         -     $         -       $          -        $       -
     Transfers from
        Separate Accounts                          -               -                -                1.7             1.7
                                     --------------------------------------------------------------------------------------
     Net transfers to and from
        Separate Accounts               $          -     $         -     $         -       $         1.7       $     1.7
                                     ======================================================================================

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2001 AND 2000

12.  CAPITAL AND SURPLUS

     The Company is required to maintain minimum capital and surplus to conduct life and accident and health operations. Under New York Insurance Law, the payment of dividends by the Company to shareholders is limited and can only be made from earned profits unless prior approval is received from the New York Insurance Superintendent. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the New York Insurance Superintendent is also subject to restrictions relating to statutory surplus and net income. In 2002, the Company can pay dividends of $4.0 million without prior approval of the New York Insurance Superintendent.

     Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2001, the Company meets its RBC requirements.

PROSPECTUS                 DATED:  DECEMBER 6, 2002
--------------------------------------------------------------------------------


                     VARIABLE ACCUMULATION ANNUITY CONTRACTS

                   FLEXIBLE PREMIUM DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY

                 THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
             435 HUDSON STREET, 2ND FLOOR, NEW YORK, NEW YORK 10014

                                     THROUGH
                         THE AMERICAN SEPARATE ACCOUNT 5
--------------------------------------------------------------------------------

THE CONTRACTS - This Prospectus describes individual and group flexible premium deferred annuity contracts (CONTRACTS), which are available SOLELY through our website at the following Internet address:
https://secure.americanlifeny.com/annuity/begin.cfm (WEBSITE). Certain intermediaries may provide links on their websites to our Website.

                  THERE ARE NO SALES CHARGES, WITHDRAWAL FEES,
                      OR INSURANCE CHARGES ON ANY CONTRACT.

BEFORE PURCHASING THE CONTRACT, YOU MUST CONSENT TO OUR DELIVERING ELECTRONICALLY ALL DOCUMENTS AND REPORTS RELATING TO YOUR CONTRACT AND THE UNDERLYING FUNDS. PAPER VERSIONS OF THESE DOCUMENTS WILL NOT BE SENT. OF COURSE, YOU CAN PRINT OUT ANY DOCUMENT WE MAKE AVAILABLE OR TRANSMIT TO YOU, AND WE ENCOURAGE YOU TO DO SO. YOU MAY REVOKE YOUR CONSENT AT ANY TIME. REVOCATION WILL CONSTITUTE A SURRENDER OF YOUR CONTRACT AND WE WILL PAY THE PROCEEDS TO YOU, UNLESS YOU INSTRUCT US THAT YOU ARE EXCHANGING YOUR CONTRACT. THERE MAY BE ADVERSE TAX CONSEQUENCES OF A SURRENDER. THERE IS NO FEE OR CHARGE TO EXCHANGE YOUR CONTRACT FOR ANOTHER CONTRACT AND YOU MAY BE ABLE TO DO SO ON A TAX-FREE BASIS.

YOUR CONTRIBUTIONS - You may make Contributions in the amounts and at the frequency you choose (subject to certain minimums).

A Contract can help you accumulate funds for retirement and other long-term financial needs. You may apply the amount you have accumulated to provide Annuity Payments that begin at a future date.


INVESTMENT OPTIONS FOR YOUR ACCOUNT BALANCE - You may allocate your Account Balance to any of the Subaccounts of The American Separate Account 5 (the SEPARATE ACCOUNT) or to our General Account. You may transfer all or any part of your Account Balance among the available Subaccounts and the General Account at any time, without charge, subject to our rules on transfers. The Subaccounts invest in the following mutual funds (the UNDERLYING FUNDS). The prospectuses for the Underlying Funds describe the investment objectives, policies and risks of each of the Underlying Funds. YOU CAN VIEW AT OUR WEBSITE THE CURRENT PROSPECTUS OF EACH UNDERLYING FUND, WHICH INCLUDES INFORMATION ABOUT THE FUNDS' MANAGEMENT FEES AND OTHER EXPENSES YOU WILL BEAR INDIRECTLY.

------------------------------------------------------------------------------------------------------------------------
                                UNDERLYING FUNDS
------------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund                   PIMCO VIT - High Yield Portfolio (Administrative Class)

American Century VP International Fund                     PIMCO VIT - Long-Term U.S. Government  Portfolio
                                                                       (Administrative Class)
American Century VP Ultra(R) Fund                          PIMCO VIT - Low Duration Portfolio (Administrative Class)

American Century VP Value Fund                             PIMCO VIT - Money Market Portfolio (Administrative Class)

American Century VP Vista(SM) Fund                         PIMCO VIT - Real Return Portfolio (Administrative Class)

Berger IPT - Growth Fund                                   PIMCO VIT - Short-Term Portfolio (Administrative Class)

Berger IPT - International Fund                            PIMCO VIT - StocksPLUS Growth and Income Portfolio
                                                                       (Administrative Class)
Berger IPT - Large Cap Growth Fund                         PIMCO VIT - Total Return Portfolio (Administrative Class)

Berger IPT - Large Cap Value Fund                          PIMCO VIT - Total Return Portfolio II (Administrative Class)

Berger IPT - Mid Cap Value Fund                            Royce Micro-Cap Portfolio

Berger IPT - Small Company Growth Fund                     Royce Small-Cap Portfolio

INVESCO VIF - Core Equity (formerly, Equity Income) Fund   Third Avenue Value Portfolio

INVESCO VIF - Dynamics Fund                                The Universal Institutional Funds, Inc. - Active
                                                                       International Allocation Portfolio
INVESCO VIF - Financial Services Fund                      The Universal Institutional Funds, Inc. - Core Plus Fixed
                                                                       Income Portfolio
INVESCO VIF - Growth Fund                                  The Universal Institutional Funds, Inc. - Emerging Markets
                                                                       Debt Portfolio
INVESCO VIF - Health Sciences Fund                         The Universal Institutional Funds, Inc. - Emerging Markets
                                                                       Equity Portfolio
INVESCO VIF - High Yield Fund                              The Universal Institutional Funds, Inc. - Global Value
                                                                       Equity Portfolio
INVESCO VIF - Real Estate Opportunity Fund                 The Universal Institutional Funds, Inc. - International
                                                                       Magnum Portfolio
INVESCO VIF - Small Company Growth Fund                    The Universal Institutional Funds, Inc. - Mid Cap Growth
                                                                       Portfolio
INVESCO VIF - Technology Fund                              The Universal Institutional Funds, Inc. - Mid Cap Value
                                                                       Portfolio
INVESCO VIF - Telecommunications Fund                      The Universal Institutional Funds, Inc. - Technology
                                                                       Portfolio
INVESCO VIF - Total Return Fund                            The Universal Institutional Funds, Inc. - U.S. Real Estate
                                                                       Portfolio
INVESCO VIF - Utilities Fund                               The Universal Institutional Funds, Inc. - Value Portfolio

PIMCO VIT - Foreign Bond Portfolio (Administrative Class)  Delaware VIP Balanced Series (Service Class)

------------------------------------------------------------------------------------------------------------------------
                                UNDERLYING FUNDS
------------------------------------------------------------------------------------------------------------------------
Delaware VIP Emerging Markets Series (Service Class)       Pioneer Small Cap Value VCT Portfolio (Class II Shares)

Delaware VIP Growth Opportunities Series (Service Class)   Pioneer Real Estate Shares VCT Portfolio (Class II Shares)

Delaware VIP High Yield Series (Service Class)             SAFECO Resource Series Trust - Equity Portfolio

Delaware VIP International Value Equity Series (Service    SAFECO Resource Series Trust - Growth Opportunities
           Class)                                                      Portfolio
Delaware VIP Large Cap Value Series (Service Class)        SAFECO Resource Series Trust - Northwest Portfolio

Delaware VIP REIT Series (Service Class)                   SAFECO Resource Series Trust - Bond Portfolio

Delaware VIP Select Growth Series (Service Class)          SAFECO Resource Series Trust - Money Market Portfolio
Delaware VIP Small Cap Value Series (Service Class)        SAFECO Resource Series Trust - Small Company Value
                                                                       Portfolio
Delaware VIP Social Awareness Series (Service Class)       Van Kampen Life Investment Trust - Aggressive Growth
                                                                       Portfolio (Class II Shares)
Delaware VIP Trend Series (Service Class)                  Van Kampen Life Investment Trust - Comstock Portfolio
                                                                       (Class II Shares)
Delaware VIP U.S. Growth Series (Service Class)            Van Kampen Life Investment Trust - Emerging Growth
                                                                       Portfolio (Class II Shares)
Navellier Variable Insurance Series Fund, Inc.  - Growth   Van Kampen Life Investment Trust - Government Portfolio
            Portfolio                                                  (Class II Shares)
Scudder VIT Funds - EAFE(R) Equity Index                   Van Kampen Life Investment Trust - Growth and Income
            Fund (Class B Shares)                                      Portfolio (Class II Shares)
Scudder VIT Funds - Equity 500 Index Fund                  Credit Suisse Trust - Blue Chip Portfolio
                 (Class B Shares)
Scudder VIT Funds - Small Cap Index Fund                   Credit Suisse Trust - Emerging Growth Portfolio
                (Class B Shares)
Pioneer Equity Income VCT Portfolio (Class II Shares)      Credit Suisse Trust - Emerging Markets Portfolio

Pioneer Europe VCT Portfolio (Class II Shares)             Credit Suisse Trust - Global Post-Venture Capital Portfolio

Pioneer Fund VCT Portfolio (Class II Shares)               Credit Suisse Trust - Global Technology Portfolio

Pioneer High Yield VCT Portfolio (Class II Shares)         Credit Suisse Trust - International Focus

Portfolio Pioneer Mid Cap Value VCT Portfolio              Credit Suisse Trust - Large Cap Value Portfolio
        (Class II Shares)
                                                           Credit Suisse Trust - Small Cap Value Portfolio

WE DO NOT GUARANTEE THE INVESTMENT PERFORMANCE OF ANY SUBACCOUNT. You bear the entire investment risk, including the risk of a decline in value, for amounts you allocate to any Subaccount. The value of your Contributions to the Subaccounts will reflect the performance of the Underlying Funds.


We pay a fixed rate of interest on your Account Balance in our General Account, and we may change the rate from time to time. This Prospectus describes the Separate Account and its Subaccounts, but there is a brief description of the General Account under the heading "Our General Account".


STATEMENT OF ADDITIONAL INFORMATION - A Registration Statement relating to the Contracts, which includes a Statement of Additional Information (an SAI) dated December 6, 2002, has been filed with the Securities and Exchange Commission (COMMISSION). The SAI is incorporated into this Prospectus by reference. The SAI's table of contents appears at the end of this Prospectus. You may view the SAI at our Website or by visiting the Commission's website at www.sec.gov.


PROSPECTUSES - This Prospectus contains information about the Contracts that you should know before investing. You should read this Prospectus before you purchase a Contract, and you should keep it for future reference. You should also read the current Underlying Fund prospectuses, which can be viewed at our Website. These prospectuses contain additional information about the investment objectives and policies of the Underlying Funds and their total expenses.

THE CONTRACTS ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK, NOR DOES THE FDIC INSURE THEM. THEY ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

                                                                                                    PAGE
TABLE OF ANNUAL FEES AND EXPENSES......................................................................1

     Examples..........................................................................................10

     Accumulation Unit Values for the Subaccounts......................................................13

SUMMARY ...............................................................................................14

ABOUT AMERICAN LIFE AND THE SEPARATE ACCOUNT...........................................................19

     Our Separate Account..............................................................................20

UNDERLYING FUNDS IN WHICH OUR SEPARATE ACCOUNT INVESTS.................................................20

     Investment Advisers for the Underlying Funds......................................................44

CHARGES YOU WILL PAY...................................................................................48

     No Sales Charges or Withdrawal Fees...............................................................48

     No Separate Account and Insurance Charges.........................................................48

     Expenses of the Underlying Funds..................................................................48

     Premium Taxes.....................................................................................48

     Income Taxes......................................................................................48

WHO MAY PURCHASE A CONTRACT AND MAKE CONTRIBUTIONS.....................................................49

     Purchase of a Contract; Participation.............................................................49

     Payment of Contributions..........................................................................50

     Systematic Contributions..........................................................................50

     Allocation of Contributions.......................................................................50

HOW TO CONTACT US AND GIVE US INSTRUCTIONS.............................................................51

     Contacting American Life..........................................................................51

     Security of Electronic Communications with Us.....................................................51

     Confirmation Statements to Owners.................................................................52

YOUR ACCOUNT BALANCE IN THE SUBACCOUNTS................................................................52

     Accumulation Units in Subaccounts.................................................................52

     Calculation of Accumulation Unit Values...........................................................53

     Accumulation Unit Values for Transactions.........................................................53

TRANSFERS OF ACCOUNT BALANCE...........................................................................54

     Limitations on Transfers..........................................................................54

     Limitations on Transfers involving International Subaccounts......................................55

     Asset Rebalancing.................................................................................55

OUR PAYMENT OF ACCOUNT BALANCE TO YOU OR A BENEFICIARY.................................................56

     Your Right to Make Withdrawals, including by Systematic Withdrawals...............................56

     How to Tell Us an Amount to Transfer or Withdraw..................................................57

     Death Benefit Prior to Annuity Commencement Date..................................................58

     Termination of a Contract.........................................................................59

     When We May Postpone Payments.....................................................................59

YOU MAY OBTAIN AN ANNUITY WITH YOUR ACCOUNT BALANCE....................................................59

     Amount of Annuity Payments........................................................................59

     Annuity Commencement Date.........................................................................60

     Available Forms of Annuity........................................................................60

     Death Benefit After Annuity Commencement Date.....................................................61

     Lump Sum for Small Annuity Payments...............................................................62

OUR GENERAL ACCOUNT....................................................................................62

     Scope of Prospectus...............................................................................62

     General Description...............................................................................62

     Transfers and Withdrawals.........................................................................63

ADMINISTRATIVE MATTERS.................................................................................63

     Designation of Beneficiary........................................................................63

     Miscellaneous Contract Provisions.................................................................63

FEDERAL TAX INFORMATION................................................................................64

     Obtaining Tax Advice..............................................................................64

     Payments Under Annuity Contracts Generally........................................................65

     Distributions under a Contract....................................................................66

     Penalty Taxes for Withdrawals.....................................................................66

     Estate Taxes; Tax Liability of Beneficiary for Death Benefit......................................67

     Withholding on Annuity Payments and Other Distributions...........................................67

     Diversification of Investments....................................................................68

     Owner Control.....................................................................................68

YOUR VOTING RIGHTS FOR MEETINGS OF THE UNDERLYING FUNDS................................................68

FUNDING AND OTHER CHANGES WE MAY MAKE..................................................................69

PERFORMANCE INFORMATION FOR THE SUBACCOUNTS............................................................70

DEFINITIONS WE USE IN THIS PROSPECTUS..................................................................70

OUR STATEMENT OF ADDITIONAL INFORMATION................................................................73

     Table of Contents of the Statement of Additional Information......................................73

     How to View the Statement of Additional Information...............................................73

APPENDIX A............................................................................................A-1

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE WE MAY NOT LAWFULLY OFFER THE CONTRACTS FOR SALE. WE HAVE NOT AUTHORIZED ANY DEALER, SALESPERSON OR OTHER PERSON TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS ABOUT THE CONTRACTS OTHER THAN THOSE IN THIS PROSPECTUS. A PROSPECTIVE PURCHASER WHO RECEIVES UNAUTHORIZED INFORMATION OR REPRESENTATIONS MUST NOT RELY ON THEM TO MAKE ANY PURCHASE DECISION.

--------------------------------------------------------------------------------
                        TABLE OF ANNUAL FEES AND EXPENSES
--------------------------------------------------------------------------------
There are no sales charges, withdrawal fees, separate account or insurance "mortality and expense risk" charges deducted from your Contract.

Investment management and other expenses are deducted from amounts that the Separate Account invests in the Underlying Funds. The management fees of an Underlying Fund cannot be increased without the consent of its shareholders.


This information may assist you in understanding the various costs and expenses that an Owner will bear directly or indirectly. Because there are no fees or charges associated with the Contract or the Separate Account, it solely reflects expenses of the Underlying Funds. The tables below do not reflect any deductions for premium taxes or federal income tax expenses that are determined solely based on the amount of premiums received. We generally deduct any applicable premium taxes from your Account Balance on the Annuity Commencement Date or when proceeds are paid. We do not currently deduct any federal income tax expense.



CONTRACTOWNER TRANSACTION EXPENSES
----------------------------------
Sales Load Imposed on Purchases                                             None
Deferred Sales Load                                                         None
Surrender Fee                                                               None
Transfer Fee                                                                None

ANNUAL CONTRACT FEE                                                         None

SEPARATE ACCOUNT ANNUAL EXPENSES
---------------------------------
(as a percentage of average net assets)

Mortality and Expense Risk Charge                                           None
Account Fees and Expenses                                                   None

Total Separate Account Annual Expenses                                      None


UNDERLYING FUND ANNUAL EXPENSES AFTER WAIVERS/REIMBURSEMENTS
------------------------------------------------------------
(as a percentage of average net assets)

--------------------------------------------------------------------------------------------------------------------------
                                                      MANAGEMENT         DISTRIBUTION      OTHER         TOTAL ANNUAL
UNDERLYING FUND                                       FEE                (12b-1) FEE       EXPENSES      EXPENSES
---------------                                       ---                 -----------      --------      --------
--------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP FUNDS
--------------------------------------------------------------------------------------------------------------------------
Income & Growth Fund                                  0.70%              None              None          0.70%
--------------------------------------------------------------------------------------------------------------------------
International Fund                                    1.26%              None              None          1.26%
--------------------------------------------------------------------------------------------------------------------------
Ultra(7) Fund                                         1.00%              None              None          1.00%
--------------------------------------------------------------------------------------------------------------------------
Value Fund                                            0.97%              None              None          0.97%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                      MANAGEMENT         DISTRIBUTION      OTHER         TOTAL ANNUAL
UNDERLYING FUND                                       FEE                (12b-1) FEE       EXPENSES      EXPENSES
---------------                                       ---                 -----------      --------      --------
--------------------------------------------------------------------------------------------------------------------------
Vista Fund                                            1.00%              None              None          1.00%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
BERGER IPT FUNDS:
--------------------------------------------------------------------------------------------------------------------------
Growth Fund(1)                                        0.75%              None              0.25%         1.00%
--------------------------------------------------------------------------------------------------------------------------
International Fund(2)                                 0.85%              None              0.35%         1.20%
--------------------------------------------------------------------------------------------------------------------------
Large Cap Growth Fund                                 0.75%              None              0.14%         0.89%
--------------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund(3)                               0.75%              0.25%             (0.05)%       0.95%
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Fund(4)                                 0.75%              0.25%             0.20%         1.20%
--------------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund                             0.85%              None              0.13%         0.98%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
INVESCO VIF FUNDS:
--------------------------------------------------------------------------------------------------------------------------
Core Equity (formerly, Equity Income) Fund            0.75%              None              0.34%         1.09%
--------------------------------------------------------------------------------------------------------------------------
Dynamics Fund                                         0.75%              None              0.33%         1.08%
--------------------------------------------------------------------------------------------------------------------------
Financial Services Fund                               0.75%              None              0.32%         1.07%
--------------------------------------------------------------------------------------------------------------------------
Growth Fund(5)                                        0.85%              None              0.67%         1.52%
--------------------------------------------------------------------------------------------------------------------------
Health Sciences Fund                                  0.75%              None              0.31%         1.06%
--------------------------------------------------------------------------------------------------------------------------
High Yield Fund                                       0.60%              None              0.42%         1.02%
--------------------------------------------------------------------------------------------------------------------------
Real Estate Opportunity Fund(6)                       0.90%              None              0.48%         1.38%
--------------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund(7)                          0.75%              None              0.50%         1.25%
--------------------------------------------------------------------------------------------------------------------------
Technology Fund                                       0.75%              None              0.32%         1.07%
--------------------------------------------------------------------------------------------------------------------------
Telecommunications Fund                               0.75%              None              0.34%         1.09%
--------------------------------------------------------------------------------------------------------------------------
Total Return Fund(8)                                  0.75%              None              0.40%         1.15%
--------------------------------------------------------------------------------------------------------------------------
Utilities Fund(9)                                     0.60%              None              0.55%         1.15%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
PIMCO VIT PORTFOLIOS (ADMINISTRATIVE CLASS):(10)
--------------------------------------------------------------------------------------------------------------------------
Foreign Bond(11)                                      0.25%              None              0.65%         0.90%
--------------------------------------------------------------------------------------------------------------------------
High Yield(12)                                        0.25%              None              0.50%         0.75%
--------------------------------------------------------------------------------------------------------------------------
Long-Term U.S. Government(13)                         0.25%              None              0.40%         0.65%
--------------------------------------------------------------------------------------------------------------------------
Low Duration(14)                                      0.25%              None              0.44%         0.69%
--------------------------------------------------------------------------------------------------------------------------
Money Market(15)                                      0.15%              None              0.35%         0.50%
--------------------------------------------------------------------------------------------------------------------------
Real Return(16)                                       0.25%              None              0.41%         0.66%
--------------------------------------------------------------------------------------------------------------------------
Short-Term(17)                                        0.25%              None              0.36%         0.61%
--------------------------------------------------------------------------------------------------------------------------
StocksPLUS Growth and Income                          0.40%              None              0.27%         0.67%
--------------------------------------------------------------------------------------------------------------------------
Total Return(18)                                      0.25%              None              0.40%         0.65%
--------------------------------------------------------------------------------------------------------------------------
Total Return II(19)                                   0.25%              None              0.40%         0.65%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND:
--------------------------------------------------------------------------------------------------------------------------
Micro-Cap Portfolio(20)                               1.25%              None              0.10%         1.35%
--------------------------------------------------------------------------------------------------------------------------
Small-Cap Portfolio(21)                               1.00%              None              0.35%         1.35%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VARIABLE SERIES TRUST:
--------------------------------------------------------------------------------------------------------------------------
Third Avenue Value Portfolio                          0.90%              None              0.40%         1.30%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
--------------------------------------------------------------------------------------------------------------------------
Active International Allocation Portfolio(22)         0.27%              None              0.88%         1.15%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                      MANAGEMENT         DISTRIBUTION      OTHER         TOTAL ANNUAL
UNDERLYING FUND                                       FEE                (12b-1) FEE       EXPENSES      EXPENSES
---------------                                       ---                 -----------      --------      --------
--------------------------------------------------------------------------------------------------------------------------
Core Plus Fixed Income Portfolio(23)                  0.39%              None              0.31%         0.70%
--------------------------------------------------------------------------------------------------------------------------
Emerging Markets Debt Portfolio                       0.80%              None              0.37%         1.17%
--------------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity Portfolio(24)                 0.98%              None              0.87%         1.85%
--------------------------------------------------------------------------------------------------------------------------
Global Value Equity Portfolio(25)                     0.67%              None              0.48%         1.15%
--------------------------------------------------------------------------------------------------------------------------
International Magnum Portfolio(26)                    0.62%              None              0.54%         1.16%
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Portfolio(27)                          0.41%              None              0.64%         1.05%
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Portfolio(28)                           0.70%              None              0.35%         1.05%
--------------------------------------------------------------------------------------------------------------------------
Technology Portfolio(29)                              0.66%              None              0.51%         1.17%
--------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate Portfolio(30)                        0.75%              None              0.35%         1.10%
--------------------------------------------------------------------------------------------------------------------------
Value Portfolio(31)                                   0.47%              None              0.38%         0.85%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
DELAWARE VIP TRUST:
--------------------------------------------------------------------------------------------------------------------------
Balanced Series(32)                                   0.65%              0.15%             0.08%         0.88%
--------------------------------------------------------------------------------------------------------------------------
Emerging Markets Series(33)                           1.25%              0.15%             0.20%         1.60%
--------------------------------------------------------------------------------------------------------------------------
Growth Opportunities Series(34)                       0.73%              0.15%             0.12%         1.00%
--------------------------------------------------------------------------------------------------------------------------
High Yield Series(35)                                 0.65%              0.15%             0.14%         0.94%
--------------------------------------------------------------------------------------------------------------------------
International Value Equity Series(36)                 0.79%              0.15%             0.16%         1.10%
--------------------------------------------------------------------------------------------------------------------------
Large Cap Value Series(37)                            0.60%              0.15%             0.08%         0.83%
--------------------------------------------------------------------------------------------------------------------------
REIT Series(38)                                       0.71%              0.15%             0.14%         1.00%
--------------------------------------------------------------------------------------------------------------------------
Select Growth Series(39)                              0.72%              0.15%             0.13%         1.00%
--------------------------------------------------------------------------------------------------------------------------
Small Cap Value Series(40)                            0.73%              0.15%             0.11%         0.99%
--------------------------------------------------------------------------------------------------------------------------
Social Awareness Series(41)                           0.75%              0.15%             0.10%         1.00%
--------------------------------------------------------------------------------------------------------------------------
Trend Series(42)                                      0.69%              0.15%             0.16%         1.00%
--------------------------------------------------------------------------------------------------------------------------
U.S. Growth Series(43)                                0.54%              0.15%             0.21%         0.90%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
NAVELLIER VARIABLE INSURANCE SERIES FUND, INC.:
--------------------------------------------------------------------------------------------------------------------------
Navellier Growth Portfolio(44)                        0.85%              None              0.65%         1.50%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
SCUDDER VIT FUNDS:
--------------------------------------------------------------------------------------------------------------------------
EAFE(R) Equity Index Fund(45)                         0.45%              0.25%             0.20%         0.90%
--------------------------------------------------------------------------------------------------------------------------
Equity 500 Index Fund(46)                             0.20%              0.25%             0.10%         0.55%
--------------------------------------------------------------------------------------------------------------------------
Small Cap Index Fund(47)                              0.35%              0.25%             0.10%         0.70%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST:
--------------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income VCT Portfolio                   0.65%              0.25%             0.12%         1.02%
--------------------------------------------------------------------------------------------------------------------------
Pioneer Europe VCT Portfolio(48)                      1.00%              0.25%             1.97%         3.22%
--------------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio                            0.65%              0.25%             0.14%         1.04%
--------------------------------------------------------------------------------------------------------------------------
Pioneer High Yield VCT Portfolio(49)                  0.65%              0.25%             0.57%         1.47%
--------------------------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value VCT Portfolio                   0.65%              0.25%             0.21%         1.11%
--------------------------------------------------------------------------------------------------------------------------
Pioneer Small Cap Value VCT Portfolio(50)             0.75%              0.25%             0.50%         1.50%
--------------------------------------------------------------------------------------------------------------------------
Pioneer Real Estate Shares VCT Portfolio              0.80%              0.25%             0.47%         1.52%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
SAFECO RESOURCE SERIES TRUST:
--------------------------------------------------------------------------------------------------------------------------
Equity Portfolio                                      0.74%              None              0.04%         0.78%
--------------------------------------------------------------------------------------------------------------------------
Growth Opportunities Portfolio                        0.74%              None              0.04%         0.78%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                      MANAGEMENT         DISTRIBUTION      OTHER         TOTAL ANNUAL
UNDERLYING FUND                                       FEE                (12b-1) FEE       EXPENSES      EXPENSES
---------------                                       ---                 -----------      --------      --------
--------------------------------------------------------------------------------------------------------------------------
Northwest Portfolio                                   0.74%              None              0.07%         0.81%
--------------------------------------------------------------------------------------------------------------------------
Bond Portfolio                                        0.74%              None              0.08%         0.82%
--------------------------------------------------------------------------------------------------------------------------
Money Market Portfolio                                0.65%              None              0.13%         0.78%
--------------------------------------------------------------------------------------------------------------------------
Small Company Value Portfolio(51)                     0.85%              None              0.11%         0.96%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST:
--------------------------------------------------------------------------------------------------------------------------
Aggressive Growth Portfolio(52)                       0.00%              0.25%             1.02%         1.27%
--------------------------------------------------------------------------------------------------------------------------
Comstock Portfolio                                    0.60%              0.25%             0.19%         1.04%
--------------------------------------------------------------------------------------------------------------------------
Emerging Growth Portfolio                             0.69%              0.25%             0.07%         1.01%
--------------------------------------------------------------------------------------------------------------------------
Government Portfolio(53)                              0.39%              0.25%             0.21%         0.85%
--------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                           0.60%              0.25%             0.15%         1.00%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST:
--------------------------------------------------------------------------------------------------------------------------
Blue Chip Portfolio(54)                               0.00%              None              1.16%         1.16%
--------------------------------------------------------------------------------------------------------------------------
Emerging Growth Portfolio(55)                         0.86%              None              0.39%         1.25%
--------------------------------------------------------------------------------------------------------------------------
Emerging Markets Portfolio(56)                        0.76%              None              0.64%         1.40%
--------------------------------------------------------------------------------------------------------------------------
Global Post-Venture Capital Portfolio(57)             1.04%              None              0.36%         1.40%
--------------------------------------------------------------------------------------------------------------------------
Global Technology Portfolio(58)                       0.78%              None              0.87%         1.65%
--------------------------------------------------------------------------------------------------------------------------
International Focus Portfolio                         1.00%              None              0.30%         1.30%
--------------------------------------------------------------------------------------------------------------------------
Large Cap Value Portfolio(59)                         0.51%              None              0.49%         1.00%
--------------------------------------------------------------------------------------------------------------------------
Small Cap Value Portfolio(60)                         0.00%              None              1.29%         1.29%
--------------------------------------------------------------------------------------------------------------------------



(1) Under a written contract, the Berger IPT - Growth Fund's investment advisor waives its fee and reimburses the Fund to the extent that, at any time during the life of the Fund, the Fund's annual operating expenses exceed 1.00%. Absent this contract, Total Annual Expenses would have been 1.08%. The contract may not be terminated or amended except by a vote of the Fund's Board of Trustees.

(2) Under a written contract, the Berger IPT - International Fund's investment advisor waives its fee and reimburses the Fund to the extent that, at any time during the life of the Fund, the Fund's annual operating expenses exceed 1.20%. Absent this contract, Total Annual Expenses would have been 1.60%. The contract may not be terminated or amended except by a vote of the Fund's Board of Trustees.

(3) The Berger IPT - Large Cap Value Fund's expenses are based on estimates for the Fund's first year of operations. Pursuant to a written agreement, the Fund's investment adviser waives its fee and reimburses the Fund to the extent that at any time during the life of the Fund, the Fund's Total Annual Expenses exceed 0.95% of the daily net assets during the fiscal year. Absent this agreement, Total Annual Expenses are estimated to be 1.31%. The agreement may not be terminated until December 31, 2002.

(4) The Berger IPT - Mid Cap Value Fund's expenses are based on estimates for the Fund's first year of operations. Pursuant to a written agreement, the Fund's investment adviser waives its fee and reimburses the Fund to the extent that at any time during the life of the Fund, the Fund's Total Annual Expenses exceed 1.20% of the daily net assets during the fiscal year. Absent this agreement, Total Annual Expenses are estimated to be 1.33%. The agreement may not be terminated until December 31, 2002.

(5) Certain expenses of the Growth Fund were absorbed voluntarily by INVESCO Funds Group, Inc., the Fund's investment adviser ("INVESCO"), pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. Before absorption, and excluding any expense offset arrangements, the Fund's Total Annual Expenses for the fiscal year ended December 31, 2001 were 2.32% of the Fund's average net assets.

(6) Certain expenses of the Real Estate Opportunity Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. Before absorption, and excluding any expense offset arrangements, the Fund's Total Annual Expenses for the fiscal year ended December 31, 2001 were 2.70% of the Fund's average net assets.

(7) Certain expenses of the Small Company Growth Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. Before absorption, and excluding any expense offset arrangements, the Fund's Total Annual Expenses for the fiscal year ended December 31, 2001 were 1.29% of the Fund's average net assets.

(8) Certain expenses of the Total Return Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. Before absorption, and excluding any expense offset arrangements, the Fund's Total Annual Expenses for the fiscal year ended December 31, 2001 were 1.31% of the Fund's average net assets.

(9) Certain expenses of the Utilities Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. Before absorption, and excluding any expense offset arrangements, the Fund's Total Annual Expenses for the fiscal year ended December 31, 2001 were 1.37% of the Fund's average net assets.

(10) Fifteen basis points of each PIMCO VIT Portfolio's "Other Expenses" constitutes a "service fee," which is used to reimburse financial intermediaries that provide certain administrative services to the Portfolios. The service fee also is used to reimburse service providers for services in connection with the administration of plans or programs that use the Portfolios as their funding medium and for related expenses.

(11) Pacific Investment Management Company LLC ("PIMCO"), the Portfolio's investment adviser, has contractually agreed to reduce "Total Annual Expenses" to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.90%. Absent this agreement, "Other Expenses" and "Total Annual Expenses" would have been 0.66% and 0.91%, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(12) PIMCO has contractually agreed to reduce "Total Annual Expenses" to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.75%. Absent this agreement, "Other Expenses" and "Total Annual Expenses" would have been 0.51% and 0.76%, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(13) PIMCO has contractually agreed to reduce "Total Annual Expenses" to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.65%. Absent this agreement, "Other Expenses" and "Total Annual Expenses" would have been 0.41% and 0.66%, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(14) PIMCO has contractually agreed to reduce "Total Annual Expenses" to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.65%. Absent this agreement, "Other Expenses" and "Total Annual Expenses" would have been 0.45% and 0.70%, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Excluding interest expense, "Total Annual Expenses" were 0.65% after waiver and reimbursement.

(15) PIMCO has contractually agreed to reduce "Total Annual Expenses" to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.50%. Absent this agreement, "Other Expenses" and "Total Annual Expenses" would have been 0.36% and 0.51%, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(16) PIMCO has contractually agreed to reduce "Total Annual Expenses" to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.65%. Absent this agreement, "Other Expenses" and "Total Annual Expenses" would have been 0.42% and 0.67%, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Excluding interest expense, "Total Annual Expenses" were 0.65% after waiver and reimbursement.

(17) PIMCO has contractually agreed to reduce "Total Annual Expenses" to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.60%. Absent this agreement, "Other Expenses" and "Total Annual Expenses" would have been 0.37% and 0.62%, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Excluding interest expense, "Total Annual Expenses" were 0.60% after waiver and reimbursement.


(18) PIMCO has contractually agreed to reduce "Total Annual Expenses" to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.65%. Absent this agreement, "Other Expenses" and "Total Annual Expenses" would have been 0.41% and 0.66%, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(19) PIMCO has contractually agreed to reduce "Total Annual Expenses" to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.65%. Absent this agreement, "Other Expenses" and "Total Annual Expenses" would have been 0.41% and 0.66%, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(20) Royce & Associates, Inc. ("Royce"), the Fund's investment adviser, has contractually agreed to waive its fee to the extent necessary to maintain the Fund's Total Annual Expenses at or below 1.35% through December 31, 2001. Absent this waiver, Total Annual Expenses would have been 1.42%.

(21) Royce has contractually agreed to waive its fee and reimburse expenses to the extent necessary to maintain the Fund's Total Annual Expenses at or below 1.35% through December 31, 2001 and 2.99% through December 31, 2010. Absent this waiver and reimbursement, Total Annual Expenses would have been 2.20%.

(22) Van Kampen, the Portfolio's adviser, has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio, so that total annual operating expenses of the Portfolio will not exceed 1.15% of its daily average net assets. Absent this agreement, Total Annual Expenses would have been 1.68%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.

(23) Van Kampen, the Portfolio's adviser, has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio, so that total annual operating expenses of the Portfolio will not exceed 0.70% of its daily average net assets. Absent this agreement, Total Annual Expenses would have been 0.71%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.

(24) Van Kampen, the Portfolio's adviser, has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio, so that total annual operating expenses of the Portfolio will not exceed 1.75% of its daily average net assets. Absent this agreement, Total Annual Expenses would have been 2.12%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.

(25) Van Kampen, the Portfolio's adviser, has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio, so that total annual operating expenses of the Portfolio will not exceed 1.15% of its daily average net assets. Absent this agreement, Total Annual Expenses would have been 1.28%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.

(26) Van Kampen, the Portfolio's adviser, has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio, so that total annual operating expenses of the Portfolio will not exceed 1.15% of its daily average net assets. Absent this agreement, Total Annual Expenses would have been 1.34%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.

(27) Van Kampen, the Portfolio's adviser, has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio, so that total annual operating expenses of the Portfolio will not exceed 1.05% of its daily average net assets. Absent this agreement, Total Annual Expenses would have been 1.39%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.

(28) Van Kampen, the Portfolio's adviser, has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio, so that total annual operating expenses of the Portfolio will not exceed 1.05% of its daily average net assets. Absent this agreement, Total Annual Expenses would have been 1.10%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.

(29) Van Kampen, the Portfolio's adviser, has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio, so that total annual operating expenses of the Portfolio will not exceed 1.15% of its daily average net assets. Absent this agreement, Total Annual Expenses would have been 1.31%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.

(30) Van Kampen, the Portfolio's adviser, has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio, so that total annual operating expenses of the Portfolio will not exceed 1.10% of its daily average net assets. Absent this agreement, Total Annual Expenses would have been 1.15%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.

(31) Van Kampen, the Portfolio's adviser, has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio, so that total annual operating expenses of the Portfolio will not exceed 0.85% of its daily average net assets. Absent this agreement, Total Annual Expenses would have been 0.93%. Fee waivers and/or expense reimbursements are voluntary and the Adviser reserves the right to terminate any waiver and/or reimbursement at any time without notice.

(32) The investment advisor for the Delaware VIP Balanced Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor agreed to waive its management fee and/or reimburse the Series for expenses so that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.80%. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses so that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.80%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%).

(33) The investment advisor for the Delaware VIP Emerging Markets Series is Delaware International Advisers Ltd. ("DIAL"). For the period May 1, 2001 through April 30, 2002, the advisor agreed to waive its management fee and/or reimburse the Series for expenses so that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 1.50%. Effective May 1, 2002 through April 30, 2003, DIAL has contractually agreed to waive its management fee and/or reimburse the Series for expenses so that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 1.50%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 1.25% on the first $500 million, 1.20% on the next $500 million, 1.15% on the next $1,500 million, 1.10% on assets in excess of $2,500 million, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%).

(34) The investment advisor for the Delaware VIP Growth Opportunities Series is DMC. For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses so that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.85%. Without such an arrangement, the total operating expenses for the Series would have been 1.02% for the fiscal year 2001 (including 12b-1 fees). Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses so that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.90%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%).

(35) The investment advisor for the Delaware VIP High Yield Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor agreed to waive its management fee and/or reimburse the Series for expenses so that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.80%. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses so that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.80%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million, all per year. The
Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%).

(36) The investment advisor for the Delaware VIP International Value Equity Series is Delaware International Advisers Ltd. ("DIAL"). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses so that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.95%. Without such an arrangement, the total operating expenses for the Series would have been 1.16% for the fiscal year 2001 (including 12b-1 fees). Effective May 1, 2002 through April 30, 2003, DIAL has contractually agreed to waive its management fee and/or reimburse the Series for expenses so that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 1.00%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.85% on the first $500 million, 0.80% on the next $500 million, 0.75% on the next $1,500 million, 0.70% on assets in excess of $2,500 million, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%).

(37) The investment advisor for the Delaware VIP Large Cap Value Series is DMC. For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses so that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.80%. Without such an arrangement, the total operating expenses for the Series would have been 0.88% for the fiscal year 2001 (including 12b-1 fees). Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses so that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.80%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million, all per year. DMC has voluntarily elected to waive its management fee for this Series to 0.60% indefinitely. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%).

(38) The investment advisor for the Delaware VIP REIT Series is DMC. For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses so that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.85%. Without such an arrangement, the total operating expenses for the Series would have been 1.04% for the fiscal year 2001 (including 12b-1 fees). Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses so that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%).

(39) The investment advisor for the Delaware VIP Select Growth Series is DMC. For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses so that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.85%. Without such an arrangement, the total operating expenses for the Series would have been 1.03% for the fiscal year 2001 (including 12b-1 fees). Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses so that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.90%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%).

(40) The investment advisor for the Delaware VIP Small Cap Value Series is DMC. For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses so that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.85%. Without such an arrangement, the total operating expenses for the Series would have been 1.01% for the fiscal year 2001 (including 12b-1 fees). Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses so that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%).

(41) The investment advisor for the Delaware VIP Social Awareness Series is DMC. For the period May 1, 2001 through April 30, 2002, the advisor agreed to waive its management fee and/or reimburse the Series for expenses so that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.85%. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses so that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.85%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%).

(42) The investment advisor for the Delaware VIP Trend Series is DMC. For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses so that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.85%. Without such an arrangement, the total operating expenses for the Series would have been 1.05% for the fiscal year 2001 (including 12b-1 fees). Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses so that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%).

(43) The investment advisor for the Delaware VIP US Growth Series is DMC. For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses so that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.75%. Without such an arrangement, the total operating expenses for the Series would have been 1.01% for the fiscal year 2001 (including 12b-1 fees). Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses so that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.80%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30% (currently set at 0.15%).

(44) The Portfolio's adviser has agreed to reimburse the expenses of the Portfolio until Total Annual Expenses are at or below 1.50%. Absent this expense reimbursement arrangement, Total Annual Expenses would have been 3.24%. This arrangement is subject to termination at any time without notice to shareholders. Other Expenses include 0.25%, which was paid to the Portfolio's adviser as compensation for providing administrative services.

(45) Total Annual Expenses before fee waiver and/or expense reimbursements would have been 1.05%.

(46) Total Annual Expenses before fee waiver and/or expense reimbursements would have been 0.56%.

(47) Total Annual Expenses before fee waiver and/or expense reimbursements would have been 0.88%.

(48) The expenses in the table above reflect the expense limitation in effect through December 31, 2002 under which Pioneer Investment Management, Inc. ("Pioneer") has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.50% of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. Absent this limitation, Total Annual Expenses would have been 4.57%.

(49) The expenses in the table above reflect the expense limitation in effect through December 31, 2002 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.25% of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. Absent this limitation, Total Annual Expenses would have been 1.50%.

(50) The expenses in the table above reflect the expense limitation in effect through December 31, 2002 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.25% of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. Absent this limitation, Total Annual Expenses would have been 78.09%. Pioneer may subsequently recover reimbursed expenses (within three years of being incurred) from the portfolio if the expense ratio of the Class I shares is less than the expense limitation of the Class I shares. Each class will reimburse Pioneer no more than the amount by which that class' expenses were reduced.

(51) During the fiscal year ended December 31, 2001, and when the Portfolio's net assets were below $20 million, SAFECO Asset Management Company, the adviser, paid or reimbursed the Portfolio's "Other Expenses" which exceeded 0.10% of the Portfolio's average annual net assets. Without this payment or reimbursement, the Portfolio's actual "Total Annual Expenses" for the year ended December 31, 2001 would have been 1.09%. When the Portfolio's net assets exceeded $20 million, the Portfolio was charged for all operating expenses.

(52) Van Kampen Asset Management, Inc. ("VKAM"), the Aggressive Growth Portfolio's adviser, voluntarily assumed certain expenses and waived certain fees. Absent this arrangement, Management Fees, Other Expenses and Total Annual Expenses would have been 0.75%, 6.95% and 7.95%, respectively.

(53) VKAM, the Government Portfolio's adviser, voluntarily assumed certain expenses and waived certain fees. Absent this arrangement, Management Fees, Other Expenses and Total Annual Expenses would have been 0.50%, 0.21% and 0.96%, respectively.

(54) Certain of the Blue Chip Portfolio's service providers have voluntarily agreed to reimburse expenses or waive their fees. Absent these arrangements, Management Fees would be 0.75% and Other Expenses and Total Annual Expenses are estimated to be 5.27% and 6.02%, respectively, for the fiscal year ending December 31, 2002. These arrangements may be discontinued at any time.

(55) Certain of the Emerging Growth Portfolio's service providers have voluntarily agreed to reimburse expenses or waive their fees. Absent these arrangements, Management Fees and Total Annual Expenses would have been 0.90% and 1.29%, respectively. These arrangements may be discontinued at any time.

(56) Certain of the Emerging Markets Portfolio's service providers have voluntarily agreed to reimburse expenses or waive their fees. Absent these arrangements, Management Fees and Total Annual Expenses would have been 1.25% and 1.89%, respectively. These arrangements may be discontinued at any time.

(57) Certain of the Global Post-Venture Capital Portfolio's service providers have voluntarily agreed to reimburse expenses or waive their fees. Absent these arrangements, Management Fees and Total Annual Expenses would have been 1.25% and 1.61%, respectively. These arrangements may be discontinued at any time.

(58) Certain of the Global Technology Portfolio's service providers have voluntarily agreed to reimburse expenses and waive their fees. Absent these arrangements, Management Fees would be 1.00% and Total Annual Expenses are estimated to be 1.87% for the fiscal year ending December 31, 2002. These arrangements may be discontinued at any time.

(59) Certain of the Large Cap Value Portfolio's service providers have voluntarily agreed to reimburse expenses or waive their fees. Absent these arrangements, Management Fees and Total Annual Expenses would have been 0.75% and 1.24%, respectively. These arrangements may be discontinued at any time.

(60) Certain of the Small Cap Value Portfolio's service providers have voluntarily agreed to reimburse expenses or waive their fees. Absent these arrangements, Management Fees would be 0.95% and Other Expenses and Total Annual Expenses are estimated to be 0.49% and 1.44%, respectively, for the fiscal year ending December 31, 2002. These arrangements may be discontinued at any time.


EXAMPLES
-------------------------------------------------------------------------------

The examples below show the expenses that you would pay, assuming a $1,000 investment and a 5% annual rate of return on assets. We do not impose a surrender charge when you make a withdrawal of Account Balance. As a result, the expenses would be the same whether or not you surrender the Account Balance or commence Annuity Payments at the end of the applicable time period.

--------------------------------------------------------------------------------------------------------------
SUBACCOUNT                                                 1 YEAR      3 YEARS      5 YEARS      10 YEARS
----------                                                 ------      -------      -------      --------
--------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP SUBACCOUNTS:
--------------------------------------------------------------------------------------------------------------
Income & Growth                                                $7          $22          $38          $85
--------------------------------------------------------------------------------------------------------------
International                                                 $13          $39          $68          $149
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
SUBACCOUNT                                                 1 YEAR      3 YEARS      5 YEARS      10 YEARS
----------                                                 ------      -------      -------      --------
--------------------------------------------------------------------------------------------------------------
Ultra(R)                                                      $10          $32          $55          $121
--------------------------------------------------------------------------------------------------------------
Value                                                         $10          $30          $53          $117
--------------------------------------------------------------------------------------------------------------
Vista                                                         $10          $31          $54          $120
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
BERGER IPT SUBACCOUNTS:
--------------------------------------------------------------------------------------------------------------
Growth                                                        $10          $31          $54          $120
--------------------------------------------------------------------------------------------------------------
International                                                 $12          $37          $65          $143
--------------------------------------------------------------------------------------------------------------
Large Cap Growth                                               $9          $28          $48          $107
--------------------------------------------------------------------------------------------------------------
Large Cap Value                                               $10          $30          $52          $114
--------------------------------------------------------------------------------------------------------------
Mid-Cap Value                                                 $12          $37          $65          $143
--------------------------------------------------------------------------------------------------------------
Small Company Growth                                          $10          $31          $53          $118
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
INVESCO VIF SUBACCOUNTS:
--------------------------------------------------------------------------------------------------------------
Core Equity (formerly, Equity Income) Fund                    $11          $34          $59          $130
--------------------------------------------------------------------------------------------------------------
Dynamics                                                      $11          $34          $58          $129
--------------------------------------------------------------------------------------------------------------
Financial Services                                            $11          $33          $58          $128
--------------------------------------------------------------------------------------------------------------
Growth                                                        $15          $47          $81          $178
--------------------------------------------------------------------------------------------------------------
Health Sciences                                               $11          $33          $57          $127
--------------------------------------------------------------------------------------------------------------
High Yield                                                    $10          $32          $55          $122
--------------------------------------------------------------------------------------------------------------
Real Estate Opportunity                                       $14          $43          $74          $163
--------------------------------------------------------------------------------------------------------------
Small Company Growth                                          $13          $39          $67          $148
--------------------------------------------------------------------------------------------------------------
Technology                                                    $11          $33          $58          $128
--------------------------------------------------------------------------------------------------------------
Telecommunications                                            $11          $34          $59          $130
--------------------------------------------------------------------------------------------------------------
Total Return Fund                                             $12          $36          $62          $137
--------------------------------------------------------------------------------------------------------------
Utilities Fund                                                $12          $36          $62          $137
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
PIMCO VIT SUBACCOUNTS:
--------------------------------------------------------------------------------------------------------------
Foreign Bond                                                   $9          $28          $49          $109
--------------------------------------------------------------------------------------------------------------
High Yield                                                     $8          $23          $41          $91
--------------------------------------------------------------------------------------------------------------
Long-Term U.S. Government                                      $7          $20          $35          $79
--------------------------------------------------------------------------------------------------------------
Low Duration                                                   $7          $22          $38          $84
--------------------------------------------------------------------------------------------------------------
Money Market                                                   $5          $16          $27          $61
--------------------------------------------------------------------------------------------------------------
Real Return                                                    $7          $21          $36          $81
--------------------------------------------------------------------------------------------------------------
Short-Term                                                     $6          $19          $33          $73
--------------------------------------------------------------------------------------------------------------
StocksPLUS Growth and Income                                   $7          $21          $37          $82
--------------------------------------------------------------------------------------------------------------
Total Return                                                   $7          $20          $35          $79
--------------------------------------------------------------------------------------------------------------
Total Return II                                                $7          $20          $35          $79
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL SUBACCOUNTS:
--------------------------------------------------------------------------------------------------------------
Micro-Cap                                                     $14          $42          $73          $159
--------------------------------------------------------------------------------------------------------------
Small-Cap                                                     $14          $42          $73          $159
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
THIRD AVENUE SUBACCOUNT:
--------------------------------------------------------------------------------------------------------------
Value                                                         $13          $40          $70          $154
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
SUBACCOUNT                                                 1 YEAR      3 YEARS      5 YEARS      10 YEARS
----------                                                 ------      -------      -------      --------
--------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL SUBACCOUNTS:
--------------------------------------------------------------------------------------------------------------
Active International Allocation                               $12          $36          $62          $137
--------------------------------------------------------------------------------------------------------------
Core Plus Fixed Income                                         $7          $22          $38          $85
--------------------------------------------------------------------------------------------------------------
Emerging Markets Debt                                         $12          $36          $63          $139
--------------------------------------------------------------------------------------------------------------
Emerging Markets Equity                                       $19          $57          $99          $214
--------------------------------------------------------------------------------------------------------------
Global Value Equity                                           $12          $36          $63          $138
--------------------------------------------------------------------------------------------------------------
International Magnum                                          $12          $36          $63          $138
--------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                                $11          $33          $57          $126
--------------------------------------------------------------------------------------------------------------
Mid Cap Value                                                 $11          $33          $57          $126
--------------------------------------------------------------------------------------------------------------
Technology                                                    $12          $36          $63          $139
--------------------------------------------------------------------------------------------------------------
U.S. Real Estate                                              $11          $34          $59          $131
--------------------------------------------------------------------------------------------------------------
Value                                                          $9          $27          $46          $103
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
DELAWARE VIP SUBACCOUNTS:
--------------------------------------------------------------------------------------------------------------
Balanced                                                       $9          $28          $48          $106
--------------------------------------------------------------------------------------------------------------
Emerging Markets                                              $16          $50          $86          $187
--------------------------------------------------------------------------------------------------------------
Growth Opportunities                                          $10          $31          $54          $120
--------------------------------------------------------------------------------------------------------------
High Yield                                                     $9          $29          $51          $113
--------------------------------------------------------------------------------------------------------------
International Value Equity                                    $11          $34          $59          $131
--------------------------------------------------------------------------------------------------------------
Large Cap Value                                                $8          $26          $45          $100
--------------------------------------------------------------------------------------------------------------
REIT                                                          $10          $31          $54          $120
--------------------------------------------------------------------------------------------------------------
Select Growth                                                 $10          $31          $54          $120
--------------------------------------------------------------------------------------------------------------
Small Cap Value                                               $10          $31          $54          $119
--------------------------------------------------------------------------------------------------------------
Social Awareness                                              $10          $31          $54          $120
--------------------------------------------------------------------------------------------------------------
Trend                                                         $10          $31          $54          $120
--------------------------------------------------------------------------------------------------------------
U.S. Growth                                                    $9          $28          $49          $109
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
NAVELLIER VARIABLE INSURANCE SERIES SUBACCOUNTS:
--------------------------------------------------------------------------------------------------------------
Navellier Growth                                              $15          $47          $80          $176
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
SCUDDER VIT SUBACCOUNTS:
--------------------------------------------------------------------------------------------------------------
EAFE(R) Equity Index                                           $6          $19          $33          $73
--------------------------------------------------------------------------------------------------------------
Equity 500 Index                                               $3           $9          $16          $37
--------------------------------------------------------------------------------------------------------------
Small Cap Index                                                $5          $14          $25          $55
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS SUBACCOUNTS:
--------------------------------------------------------------------------------------------------------------
Pioneer Equity Income                                         $10          $32          $55          $122
--------------------------------------------------------------------------------------------------------------
Pioneer Europe                                                $32          $98         $167          $349
--------------------------------------------------------------------------------------------------------------
Pioneer Fund                                                  $10          $32          $56          $125
--------------------------------------------------------------------------------------------------------------
Pioneer High Yield                                            $15          $46          $79          $173
--------------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value                                         $11          $35          $60          $133
--------------------------------------------------------------------------------------------------------------
Pioneer Small Cap Value                                       $15          $47          $80          $176
--------------------------------------------------------------------------------------------------------------
Pioneer Real Estate Shares                                    $15          $47          $81          $178
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
SUBACCOUNT                                                 1 YEAR      3 YEARS      5 YEARS      10 YEARS
----------                                                 ------      -------      -------      --------
--------------------------------------------------------------------------------------------------------------
SAFECO RESOURCE SERIES SUBACCOUNTS:
--------------------------------------------------------------------------------------------------------------
Equity                                                         $8          $24          $42          $95
--------------------------------------------------------------------------------------------------------------
Growth Opportunities                                           $8          $24          $42          $95
--------------------------------------------------------------------------------------------------------------
Northwest                                                      $8          $25          $44          $98
--------------------------------------------------------------------------------------------------------------
Bond                                                           $8          $26          $45          $99
--------------------------------------------------------------------------------------------------------------
Money Market                                                   $8          $24          $42          $95
--------------------------------------------------------------------------------------------------------------
Small Company Value                                           $10          $30          $52          $115
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT SUBACCOUNTS:
--------------------------------------------------------------------------------------------------------------
Aggressive Growth                                             $13          $40          $68          $151
--------------------------------------------------------------------------------------------------------------
Comstock                                                      $10          $32          $56          $125
--------------------------------------------------------------------------------------------------------------
Emerging Growth                                               $10          $32          $55          $121
--------------------------------------------------------------------------------------------------------------
Government                                                     $9          $27          $46          $103
--------------------------------------------------------------------------------------------------------------
Growth and Income                                              $8          $24          $42          $95
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
CREDIT SUISSE SUBACCOUNTS:
--------------------------------------------------------------------------------------------------------------
Blue Chip                                                     $12          $36          $63          $138
--------------------------------------------------------------------------------------------------------------
Emerging Growth                                               $13          $39          $67          $148
--------------------------------------------------------------------------------------------------------------
Emerging Markets                                              $14          $44          $75          $165
--------------------------------------------------------------------------------------------------------------
Global Post-Venture Capital                                   $14          $44          $75          $165
--------------------------------------------------------------------------------------------------------------
Global Technology                                             $17          $51          $88          $192
--------------------------------------------------------------------------------------------------------------
International Focus                                           $13          $40          $70          $154
--------------------------------------------------------------------------------------------------------------
Large Cap Value                                               $10          $31          $54          $120
--------------------------------------------------------------------------------------------------------------
Small Cap Value                                               $13          $40          $69          $153
--------------------------------------------------------------------------------------------------------------


The purpose of these examples is to assist you in understanding the various costs and expenses that you will pay, directly or indirectly, under a Contract. They illustrate the combined effect of all current charges but do not include premium taxes. The examples should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

We assumed a 5% annual rate of return in the examples for illustration purposes. The 5% rate does not represent and is not a guarantee of the Subaccounts' future investment performance.


ACCUMULATION UNIT VALUES FOR THE SUBACCOUNTS
--------------------------------------------------------------------------------

Appendix A to this Prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.

--------------------------------------------------------------------------------
                                     SUMMARY
--------------------------------------------------------------------------------
The references in this Summary direct you to particular sections in the Prospectus where you will find more detailed explanations. You will find definitions at the end of this Prospectus under "Definitions We Use in This Prospectus."

OUR CONTRACTS
--------------------------------------------------------------------------------

A Contract allows you to accumulate assets for retirement. If you are an individual (not a corporation, for example), you make Contributions to a Contract with "after-tax" dollars. In other words, you may not deduct or exclude the amount of the Contributions from your income for Federal income tax purposes. If you are an individual, you do not pay Federal taxes on the earnings on Contributions to a Contract until you begin to receive Annuity Payments or otherwise withdraw all or a portion of your Account Balance, in most circumstances. Refer to "Federal Tax Information".

IMPORTANT INFORMATION CONCERNING YOUR CONTRACT
--------------------------------------------------------------------------------

- You can only purchase the Contract and you can only access documents relating to the Contract and the Underlying Funds electronically. You have no right, under any circumstances, to receive paper documents from us. The only way to get paper copies is to print them from your computer.

- Regular and continuous Internet access is required to access all documents relating to the Contract and the Underlying Funds. You should not invest if you do not have regular and continuous Internet access.

- You can withdraw your consent to our delivering documents electronically. However, withdrawal of consent will terminate our relationship resulting in a surrender of your Contract. Your withdrawal of consent will become effective immediately after our delivery of the confirmation of your surrender transaction.

- There may be adverse tax consequences when you surrender your Contract. The taxable portion of the surrender proceeds will be subject to ordinary income tax and may be subject to a 10% tax penalty. You can avoid these potential adverse tax consequences by making a tax-free exchange of your Contract to another annuity contract in accordance with Section 1035 of the Internal Revenue Code. Consult your tax adviser.

- Current prospectuses and all required reports for the Contract and the Underlying Funds are available at our Website. You should visit the Website regularly. If you do not, you will not be aware of the availability of certain materials relating to your Contract. We post updated prospectuses for the Contract and the Underlying Funds on our Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website, which you should visit regularly. We post Annual Reports and Semi-Annual Reports on our Website on or about March 1 and September 1, respectively, each year. For your reference, we archive out-of-date Contract prospectuses. We have no present intention of deleting any archived Contract prospectus, however, we reserve the right to do so at any time upon 30 days' notice to your Personal File. Underlying Fund prospectuses will be available for 30 days after the subsequent May 1 annual update. Underlying Fund Annual and Semi-Annual Reports will be available for 30 days after the subsequent March 1 annual update. You will not have electronic access through our Website to Underlying Fund prospectuses or Annual and Semi-Annual Reports after we remove them from the Website. Accordingly, you should consider printing them before they are removed.

- We will deliver all other documents electronically to your Personal File. Your Personal File is an electronic folder through which you can access personal documents relating to your Contract, such as transaction confirmations, proxy statements, periodic account statements and other personal correspondence. You create your Personal File at the time you purchase the Contract and we maintain it for you at our Website. You bear the risk of loss if unauthorized persons obtain your user ID and password and conduct any transactions on your behalf.

However, you can reduce this risk by checking your Personal File regularly which will give you an opportunity to prevent multiple fraudulent transactions. We deliver transaction confirmations at or before the completion of your transactions. We deliver account statements on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year). Under certain circumstances, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Proxy statements and other correspondence may be delivered at any time.

- You should regularly check your Personal File as you will have no other guaranteed means of knowing that information has been delivered to your Personal File. We may, from time to time, notify you by e-mail that we have delivered documents. However, this is no substitute for regularly checking your Personal File.

- We will allow you to have access to your Personal File even after you revoke your consent to our electronic delivery of documents or otherwise surrender or exchange your Contract. However, we reserve the right to delete your Personal File upon 30 days' notice, which we will deliver to your Personal File. Upon receipt of such a notice, you should consider printing the information held in your Personal File as we will not provide paper copies of any deleted document.

- We have no present intention of deleting documents from your Personal File. If, however, we decide to do so, we will provide you with at least 30 days' notice in your Personal File so that you will have an opportunity to print the documents that are subject to deletion.

- If you have questions about your Contract, you should first consult the "Frequently Asked Questions" section of our Website. If we have not answered your question there, you can either go to our Website and click on "Contact Us" for secure online correspondence or you can e-mail us at service@americanlifeny.com or call us at (800) 853-1968 and we will answer as promptly as we can.

CONTRIBUTIONS DURING THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------

You may make Contributions at whatever times you select.

MINIMUM REQUIRED. The minimum initial Contribution is $1,000 and the minimum additional Contribution is $100. We reserve the right to change these minimums.

HOW TO MAKE CONTRIBUTIONS. You may make Contributions directly to us by check through the mail or by electronic funds transfer from your account.

LIMITS ON CONTRIBUTIONS. Presently, we impose no limit on the total amount of Contributions that you may make to a Contract but we reserve the right to do so in the future. We will not accept Contributions on or after your 91st birthday.

SYSTEMATIC CONTRIBUTIONS. Our Systematic Contributions program allows you to pre-authorize monthly or quarterly withdrawals from your checking account to make your Contributions. Whether you choose monthly or quarterly withdrawals, the minimum amount for each Systematic Contribution is $100.

INVESTMENT OPTIONS FOR YOUR ACCOUNT BALANCE
--------------------------------------------------------------------------------

You may allocate Contributions among one or more of the Subaccounts and the General Account, change your allocation instructions at any time for future Contributions, and transfer all or part of your Account Balance among the available Subaccounts and the General Account subject to our rules regarding transfers.

THE GENERAL ACCOUNT. We pay interest on the portion of your Account Balance you allocate to our General Account, at an effective annual rate of at least 3%. In our discretion, we may change the current rate of interest from time to time. We have the full investment risk for amounts you allocate to the General Account.

This Prospectus serves as a disclosure document for the Separate Account under the Contracts. You may refer to "Our General Account" for a brief description of the General Account.

THE SEPARATE ACCOUNT. The Separate Account has Subaccounts. The name of each Subaccount corresponds to the name of its Underlying Fund. When you allocate Contributions or transfer Account Balance to a Subaccount, the Subaccount purchases shares in its Underlying Fund. A Subaccount is called a "variable option", because you have the investment risk that your Account Balance in the Separate Account will increase or decrease based on the investment performance of the Underlying Fund.

UNDERLYING FUNDS INVESTED IN BY THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

The Subaccounts currently invest in a number of different Underlying Funds, which have different investment objectives, investment policies and risks. You should refer to "Underlying Funds in which Our Separate Account Invests" for more information about the Underlying Funds' investment objectives, and to the prospectuses of the Underlying Funds, which can be viewed at our Website.

CHARGES UNDER THE CONTRACTS
--------------------------------------------------------------------------------

NO SALES CHARGES OR WITHDRAWAL FEES. We do not deduct any sales charge when you make a Contribution to the Contract, nor do we deduct surrender charges or withdrawal fees when you withdraw amounts from the Contract. However, if you are have not reached the age of 59 1/2, Federal tax penalties may apply to the taxable portion of amounts withdrawn or distributed.

NO SEPARATE ACCOUNT OR INSURANCE CHARGES. There are no separate account or insurance "mortality and expense risk" charges deducted from the Contract.


PREMIUM TAXES. We reserve the right to deduct from Contributions any applicable state premium taxes from Contributions or any payments we make from the Contract.


EXPENSES OF THE UNDERLYING FUNDS. A Subaccount's value is based on the shares of the Underlying Fund it owns. As a result, the investment management fees and other expenses the Underlying Funds pay will reduce the value of the Subaccounts. At our Website, you can view each Underlying Fund's prospectus, which contains a complete description of expenses and deductions from the Underlying Fund's assets.

TRANSFERS AND WITHDRAWALS OF ACCOUNT BALANCE
--------------------------------------------------------------------------------


During the Accumulation Period, you may transfer all or a portion of your Account Balance among the Subaccounts and the General Account subject to our rules regarding transfers. Refer to "Transfers of Account Balance."

ASSET REBALANCING. Your asset allocation percentages may vary over time from your intitial allocation because the value of your Subaccounts will fluctuate with the investment performance of the Underlying Funds. Our Asset Rebalancing feature allows you to automatically reallocate your Account Balance to maintain your desired asset allocation. Refer to "Transfers of Account Balance - - Asset Rebalancing".

During the Accumulation Period, you may withdraw all or a portion of your Account Balance. We may take up to seven days following receipt of your withdrawal request to process the request and pay the proceeds attributable to the Subaccounts. Refer to "Our Payment of Account Balance to You or a Beneficiary -- Your Right to Make Withdrawals, including by Systematic Withdrawals". We have the right to delay transfers and withdrawals from the General Account for up to six months following the date that we receive the transaction request. Refer to "Our General Account - Transfers and Withdrawals". We will pay the proceeds of a withdrawal request via electronic funds transfer
(EFT) to your account or by paper check.

You may have taxable income upon any withdrawal of your Account Balance. You will be taxed at ordinary income tax rates on the amount withdrawn, to the extent there is gain in your Contract. The taxable portion of withdrawals may be subject to a 10% tax penalty. The tax penalty is not due if you have reached the age of 59 1/2, are disabled or in certain other circumstances. Refer to "Federal Tax Information."

OUR SYSTEMATIC WITHDRAWALS OPTION. You may instruct us to withdraw a certain amount (at least $100) each month from the Subaccounts you name and/or the General Account. You must be age 59 1/2 or older to elect this Option.


HOW TO MAKE ALLOCATION CHANGES, TRANSFERS AND WITHDRAWALS
--------------------------------------------------------------------------------

All allocation changes, transfers and withdrawals must be made through our Website.

CONFIRMATION STATEMENTS. We will send confirmation statements (which may be your quarterly statements) for your allocation changes and for your Contributions, transfers of Account Balance and withdrawals of Account Balance to your Personal File. You must promptly notify us of any error in a confirmation statement, or you will give up your right to have us correct the error. Refer to "How to Contact Us and Give Us Instructions -- Confirmation Statements to Owners".

ANNUITANTS AND BENEFICIARIES
--------------------------------------------------------------------------------

Under the Contract, you may be the Annuitant or may name another person as the Annuitant, and you may not change the Annuitant once you have named the Annuitant. When a Beneficiary elects to receive a death benefit due in the form of an annuity, the Beneficiary may be the Annuitant or may name another person as the Annuitant. You or a Beneficiary also may name a joint Annuitant.

You may designate a Beneficiary or Beneficiaries to receive any death benefit due during the Accumulation Period or to receive any remaining payments (or their commuted value) due during the Annuity Period. You may change the Beneficiary by executing and sending to us the online "Change of Beneficiary" form, which can be found at our Website. Refer to "Administrative Matters Under the Contracts -- Designation of Beneficiary".

DEATH BENEFITS DURING THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------

If you die before the Annuity Commencement Date, we will pay a death benefit to your Beneficiary. If you are not the Annuitant, we will pay the death benefit upon the first to occur of your death and the Annuitant's death.

The death benefit amount will be your Account Balance as of the date we receive proof of your death (or the death of the Annuitant) and the election of the Beneficiary(ies) telling us how we should pay the death benefit. The Beneficiary selects the form of death benefit, which may be a lump sum, a form of annuity or fixed payments. If your Eligible Spouse is the Beneficiary and the death benefit is due upon your death, your surviving spouse may be able to continue the Contract instead of receiving a death benefit. Refer to "Our Payment of Account Balance to You or a Beneficiary -- Death Benefit Prior to Annuity Commencement Date".

ANNUITY COMMENCEMENT DATE AND AMOUNT OF ANNUITY PAYMENT
--------------------------------------------------------------------------------

You may select the Annuity Commencement Date. Annuity Payments will be fixed at the same amount and will be based on your Account Balance at the Annuity Commencement Date and the form of annuity you select. Each Contract contains tables of annuity purchase rates. We guarantee that the amount of the Annuity Payments, for the form of annuity you select, will never be less favorable than the guaranteed rate in the Contract. Refer to "You May Obtain an Annuity with Your Account Balance". You may choose to make withdrawals of your Account Balance instead of electing to receive Annuity Payments.

FORMS OF ANNUITY AVAILABLE. We offer several forms of annuity, some of which have guaranteed minimum time periods for payments. If an Annuitant (and contingent Annuitant if a joint and survivor annuity) dies before the minimum period has ended, the Beneficiary will receive the remaining Annuity Payments due. A life annuity protects an Annuitant from outliving the annuity payment period, because the payments continue for the life of the Annuitant. You may select the annuity form when you designate the Annuity Commencement Date. Refer to "You May Obtain an Annuity with Your Account Balance -- Available Forms of Annuity".

CANCELLATION RIGHT
--------------------------------------------------------------------------------


You may surrender a Contract for cancellation within ten days after we have placed the Contract in your Personal File (or a longer period if your state requires it). We will refund all Contributions you allocated to the General Account, plus your Account Balance allocated to the Separate Account on the surrender date or, if your state requires, the greater of your Account Balance or Contributions allocated to the Separate Account. If your Contract is issued in a state that requires us to return Contributions, we will allocate Separate Account Contributions you make during the cancellation right period to the PIMCO VIT Money Market Subaccount. Upon expiration of the cancellation right period, we will allocate amounts in the PIMCO VIT Money Market Subaccount to the Subaccounts you have selected.


--------------------------------------------------------------------------------
                  ABOUT AMERICAN LIFE AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------


We are a life insurance company organized in 1955 under the laws of the State of New York. We are authorized to transact business in 50 states, the District of Columbia and the United States Virgin Islands. Our home office is located at 435 Hudson Street, 2nd Floor, New York, New York 10014. As of September 30, 2002, we had total assets of approximately $ 106,610,521 million.


Inviva, Inc., a Delaware corporation, is our parent company. Inviva, Inc., through Inviva, LLC, is controlled by David Smilow and Tracey Hecht.

Our operations as a life insurance company are reviewed periodically by various independent rating agencies. These agencies, such as A.M. Best Company, Standard &

Poor's Insurance Rating Service and Duff & Phelps Credit Rating Company, publish their ratings. From time to time we reprint and distribute the rating reports in whole or in part, or summaries of them, to the public. The ratings concern our operation as a life insurance company and do not imply any guarantees of performance of the Separate Account.

OUR SEPARATE ACCOUNT
--------------------------------------------------------------------------------

We established the Separate Account under a resolution of our Board of Directors adopted on May 4, 2001. The Separate Account is registered with the Commission as a unit investment trust under the Investment Company Act of 1940 (1940 ACT). The Commission does not supervise the management or investment practices or policies of the Separate Account or American Life. The 1940 Act, however, does regulate certain actions by the Separate Account.

We divide the Separate Account into distinct Subaccounts. Each Subaccount invests its assets in an Underlying Fund, and the name of each Subaccount reflects the name of the corresponding Underlying Fund.

The assets of the Separate Account are our property. The Separate Account assets attributable to Owners' Account Balances and any other annuity contracts funded through the Separate Account cannot be charged with liabilities from other businesses that we conduct. The income, capital gains and capital losses of each Subaccount are credited to, or charged against, the net assets held in that Subaccount. We separately determine each Subaccount's net assets, without regard to the income, capital gains and capital losses from any other Subaccount or from any other business that we conduct.

The Separate Account and American Life are subject to supervision and regulation by the Superintendent of Insurance of the State of New York, and by the insurance regulatory authorities of each state.

--------------------------------------------------------------------------------
             UNDERLYING FUNDS IN WHICH OUR SEPARATE ACCOUNT INVESTS
--------------------------------------------------------------------------------

Below are summaries of the Underlying Funds' investment objectives and certain investment policies. The Underlying Funds sell their shares to the separate accounts of insurance companies and do not offer them for sale to the general public. The investment advisers of the Underlying Funds may compensate us for providing services in connection with the administration of those Funds. Also, we may be paid fees directly from an Underlying Fund's assets pursuant to a 12b-1 plan.

You will find more detailed information about the Underlying Funds in their current prospectuses. You can view the current prospectus of each Underlying Fund at our Website. You should read each prospectus for a complete evaluation of the Underlying Funds, their investment objectives, principal investment strategies and the risks related to those strategies.

AMERICAN CENTURY VP INCOME & GROWTH FUND

The Fund seeks capital growth by investing in common stocks. Income is a secondary objective. In selecting stocks for this Fund, its managers select primarily from the largest 1,500 publicly traded U.S. companies. The managers use quantitative, computer-driven models to construct the portfolio of stocks. The goal is to create a fund that provides better returns than the S&P 500 without taking on significant additional risk. The managers also attempt to create a dividend yield for the Fund that will be greater than that of the S&P 500.

AMERICAN CENTURY VP INTERNATIONAL FUND

The Fund seeks capital growth. Its managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth. Ideally, the Fund's managers look for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value. The managers believe that it is important to diversify the Fund's holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio.


AMERICAN CENTURY VP ULTRA FUND


The Fund seeks long-term capital growth. Its managers look for stocks of large companies they believe will increase in value over time using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

AMERICAN CENTURY VP VALUE FUND

The Fund seeks long-term capital growth by investing primarily in common stocks. Income is a secondary objective. The Fund's managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up.

AMERICAN CENTURY VP VISTA FUND

The Fund seeks long-term capital growth. Its managers look for stocks of medium-sized and smaller companies they believe will increase in value over time, using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

BERGER IPT - GROWTH FUND

The Fund aims for long-term capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of established companies with the potential for growth. Stock selection by the Fund's investment manager focuses on companies that have demonstrated an ability to generate above-average growth in revenues and earnings regardless of the company's size.

BERGER IPT - INTERNATIONAL FUND

The Fund aims for long-term capital appreciation. In pursuing that goal, the Fund primarily invests in common stocks of well-established foreign companies. The Fund's investment manager first identifies economic and business themes that it believes provide a favorable framework for selecting stocks. Using fundamental analysis, the investment manager then selects individual companies best positioned to take advantage of opportunities presented by these themes. The Fund invests primarily in common stocks with 65% of its total assets in securities of companies located in at least five different countries outside the United States.

BERGER IPT - LARGE CAP GROWTH FUND

The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the securities of large, well-established companies that have the potential for growth. Security selection focuses on the common stocks of larger companies that have demonstrated a history of growth in revenue and earnings. Under normal circumstances, the Fund invests at least 80% of its total assets in equity securities of companies whose market capitalization, at the time of initial purchase, is $10 billion or more.

BERGER IPT - LARGE CAP VALUE FUND

The Fund aims for capital appreciation. In pursuing that goal, the Fund invests primarily in the common stocks of large companies whose stock prices are believed to be undervalued. The Fund's investment manager uses fundamental analysis and proprietary valuation models to select a core holding of stocks for the Fund. Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of companies whose market capitalization, at the time of initial purchase, is $9 billion or more.


BERGER IPT - MID CAP VALUE FUND

The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of mid-sized companies whose stock prices are believed to be undervalued. The Fund's investment selection focuses on companies that have fallen out of favor with the market or are temporarily misunderstood by the investment community. To a lesser degree, the Fund also invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, within the 12-month average of the capitalization range of the Russell Midcap Index.

BERGER IPT - SMALL COMPANY GROWTH FUND

The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of small companies with the potential for rapid revenue and earnings growth. The Fund's stock selection focuses on companies that either occupy a dominant position in an emerging industry or have a growing market share in a larger, fragmented industry. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index.

INVESCO VIF - CORE EQUITY (FORMERLY, EQUITY INCOME) FUND


The Fund seeks to provide a high total return through both growth and current income. It is actively managed. The Fund invests in a mix of equity securities and debt securities, as well as in options and other investments whose value is based on the values of these securities. The Fund normally invests at least 65% (80% effective July 31, 2002) of its assets in common and preferred stocks. At least 50% of common stocks which the Fund holds will be dividend-paying common and preferred stocks. Stocks selected for the Fund generally are expected to produce income and consistent, stable returns. Although the Fund focuses on the stocks of larger companies with a history of paying dividends, it also may invest in companies that have not paid regular dividends. The Fund's equity investments are limited to stocks that can be traded easily in the United States. It may, however, invest in foreign securities in the form of American Depository Receipts ("ADRs"). The Fund will normally invest up to 5% of its assets in debt securities, generally corporate bonds that are rated investment grade or better.


INVESCO VIF - DYNAMICS FUND


The Fund seeks long-term capital growth. It is actively managed. The Fund invests primarily in equity securities that its investment adviser believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund invests at least 65% of its assets in common stocks of mid-sized companies. INVESCO defines mid-sized companies as companies that are included in the Russell Midcap Growth Index at the time of purchase, or if not included in that Index, have market capitalizations between $2.5 billion and $15 billion at the time of purchase. The core of the Fund's portfolio is invested in securities of established companies that are leaders in attractive growth markets with a history of strong returns. The remainder of the portfolio is invested in securities of companies that show accelerating growth, driven by product cycles, favorable industry or sector conditions and other factors that the investment adviser believes will lead to rapid sales or earnings growth.

INVESCO VIF - FINANCIAL SERVICES FUND


The Fund seeks capital growth. It is actively managed. The Fund invests primarily in equity securities that its investment adviser believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund normally invests at least 80% of its assets in equity securities and equity-related securities of companies involved in the financial services sector. These companies include, but are not limited to, banks (regional and money-centers), insurance companies (life, property and casualty, and multiline), investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies) and suppliers to financial services companies. A portion of the Fund's assets is not required to be invested in the sector.


INVESCO VIF - GROWTH FUND


The Fund seeks long-term capital growth. It also seeks current income. The Fund is actively managed. It invests primarily in equity securities that its investment adviser believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund invests at least 65% of its assets in common stocks of large companies that are included in the Russell 1000 Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of at least $5 billion at the time of purchase.


INVESCO VIF - HEALTH SCIENCES FUND


The Fund seeks capital growth. It is actively managed. The Fund invests primarily in equity securities that its investment adviser believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund normally invests at least 80% of its assets in equity securities and equity-related instruments of companies that develop, produce or distribute products or services related to health care. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, biotechnology and health care providers and service companies. A portion of the Fund's assets is not required to be invested in the sector.


INVESCO VIF - HIGH YIELD FUND


The Fund seeks to provide a high level of current income by investing primarily in bonds and other debt securities. It also seeks capital appreciation. The Fund invests in bonds and other debt securities, as well as in preferred stocks. The Fund normally invests at least 80% of its assets in a diversified portfolio of high yield corporate bonds rated below investment grade, commonly known as "junk bonds," and preferred stock with below investment grade ratings. These investments generally offer higher rates of return, but are riskier than investments in securities of issuers with higher credit ratings.

INVESCO VIF - REAL ESTATE OPPORTUNITY FUND


The Fund seeks capital growth. It also seeks to earn current income. The Fund is actively managed. The Fund invests primarily in equity securities that its investment adviser believes will rise in price faster than other securities, as well as in options and other instruments whose values are based upon the values of equity securities. The Fund normally invests at least 80% of its assets in equity securities and equity-related instruments of companies doing business in the real estate industry, including real estate investment trusts ("REIT"), which invest in real estate or interests in real estate. The companies in which the Fund invests may also include, but are not limited to, real estate brokers, home builders or real estate developers, companies with substantial real estate holdings, and companies with significant involvement in the real estate industry or other real estate-related companies. A portion of the Fund's assets is not required to be invested in the sector.


INVESCO VIF - SMALL COMPANY GROWTH FUND


The Fund seeks long-term capital growth. It is actively managed. The Fund invests primarily in equity securities that its investment adviser believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund normally invests at least 80% of its assets in small capitalization companies. INVESCO defines small capitalization companies as companies that are included in the Russell 2000 Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of $2.5 billion or below at the time of purchase.


INVESCO VIF - TECHNOLOGY FUND


The Fund seeks capital growth. It is actively managed. The Fund invests primarily in equity securities that its investment adviser believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund normally invests at least 80% of its assets in the equity securities and equity-related instruments of companies engaged in technology-related industries. These include, but are not limited to, hardware, software, semiconductors, telecommunications equipment and services, and service-related companies in information technology. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. A portion of the Fund's assets is not required to be invested in the sector.


INVESCO VIF - TELECOMMUNICATIONS FUND


The Fund seeks capital growth. It also seeks current income. The Fund is actively managed. It invests primarily in equity securities that its investment adviser believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund normally invests 80% of its assets in the equity securities and equity-related instruments of companies involved in the design, development, manufacture, distribution, or sale of communications services and equipment, and companies that are involved in supplying equipment or services to such companies. The telecommunications sector includes, but is not limited to, companies that offer telephone services, wireless communications, satellite communications, television and movie programming, broadcasting, and Internet access. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. A portion of the Fund's assets is not required to be invested in the sector.

INVESCO VIF - TOTAL RETURN FUND


The Fund seeks to provide high total return through both growth and current income. It is actively managed. The Fund invests in a mix of equity securities and debt securities, as well as in options and other investments whose values are based on the values of these securities. Often, but not always, when stock markets are up, debt markets are down and vice versa. By investing in both types of securities, the Fund attempts to cushion against sharp price movements in both equity and debt securities. The Fund normally invests at least 65% of its assets in a combination of common stocks of companies with a history of paying regular dividends and in debt securities. Debt securities include corporate obligations and obligations of the U.S. government and government agencies. The remaining assets of the Fund are allocated to other investments at the fund's investment adviser's discretion, based upon current business, economic and market conditions.


INVESCO VIF - UTILITIES FUND


The Fund seeks capital growth. It also seeks current income. The Fund is actively managed. The Fund invests primarily in equity securities that its investment adviser believes will rise in price faster than other securities, as well as in options and other instruments whose values are based upon the values of equity securities. The Fund normally invests at least 80% of its assets in equity securities and equity-related instruments of companies that produce, generate, transmit or distribute natural gas or electricity, as well as in companies that provide telecommunications services, including local, long distance and wireless, and excluding broadcasting. A portion of the Fund's assets is not required to be invested in the sector.


PIMCO VIT - FOREIGN BOND PORTFOLIO (ADMINISTRATIVE CLASS)

This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed income instruments of issuers located outside the United States, representing at least three foreign countries. Such securities normally are denominated in major foreign currencies or baskets of foreign currencies (such as the euro). The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The investment adviser selects the Portfolio's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to, relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of this Portfolio normally varies within a three- to seven-year time frame. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield

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securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by the investment adviser to be of comparable quality. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PIMCO VIT - HIGH YIELD PORTFOLIO (ADMINISTRATIVE CLASS)

This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B by Moody's or S&P, or, if unrated, determined by the investment adviser to be of comparable quality. The remainder of the Portfolio's assets may be invested in investment grade fixed income instruments. The average portfolio duration of this Portfolio normally varies within a two- to six-year time frame based on the investment adviser's forecast for interest rates. The Portfolio may invest up to 25% of its assets in derivative instruments, such as options, futures contracts or swap agreements. The Portfolio may invest all of its assets in mortgage- or asset-backed securities. The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PIMCO VIT - LONG-TERM U.S. GOVERNMENT PORTFOLIO (ADMINISTRATIVE CLASS)

This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises ("U.S. Government Securities"). Assets not invested in U.S. Government Securities may be invested in other types of fixed income instruments. This Portfolio will normally have a minimum average portfolio duration of eight years. The Portfolio's investments in fixed income instruments other than U.S. Government Securities are limited to those of investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least A by Moody's or S&P, or, if unrated, determined by the investment adviser to be of comparable quality. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage-backed securities. The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PIMCO VIT - LOW DURATION PORTFOLIO (ADMINISTRATIVE CLASS)

This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective

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by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a one- to three-year time frame based on the investment adviser's forecast for interest rates. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by the investment adviser to be of comparable quality. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PIMCO VIT - MONEY MARKET PORTFOLIO (ADMINISTRATIVE CLASS)

This Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity. The Portfolio seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Portfolio also may invest up to 5% of its total assets in money market securities that are in the second-highest rating category for short-term obligations. The Portfolio may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. The dollar-weighted average portfolio maturity of the Portfolio may not exceed 90 days. The Portfolio attempts to maintain a stable net asset value of $1.00 per share, although there is no assurance that it will be successful in doing so.

PIMCO VIT - REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)

This Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio seeks its investment objective by investing under normal circumstances at least 65% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The Portfolio invests primarily in investment grade securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by the investment adviser to be of comparable quality. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities.

PIMCO VIT - SHORT-TERM PORTFOLIO (ADMINISTRATIVE CLASS)

This Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Portfolio will vary based on the investment adviser's forecast for interest rates and will normally not exceed one year. The Portfolio invests primarily in investment grade debt securities, but

                                       28
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may invest up to 10% of its assets in high yield securities ("junk bonds") rated
B or higher by Moody's or S&P, or, if unrated, determined by the investment adviser to be of comparable quality. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities.

PIMCO VIT - STOCKSPLUS GROWTH AND INCOME PORTFOLIO (ADMINISTRATIVE CLASS)

This Portfolio seeks total return which exceeds that of the S&P 500. The Portfolio seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of fixed income instruments. The Portfolio may invest in common stocks, options, futures, options on futures and swaps. The Portfolio uses S&P 500 derivatives in addition to or in place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely tracks changes in the value of the index. However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in fixed income instruments. The investment adviser actively manages the fixed income assets held by the Portfolio with a view toward enhancing the Portfolio's total return, subject to an overall portfolio duration which is normally not expected to exceed one year. The Portfolio may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by the investment adviser to be of comparable quality.

PIMCO VIT - TOTAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)

This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a three- to six-year time frame based on the investment adviser's forecast for interest rates. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by the investment adviser to be of comparable quality. The Portfolio may invest up to 20% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PIMCO VIT - TOTAL RETURN PORTFOLIO II (ADMINISTRATIVE CLASS)

This Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified

                                       29
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portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a three- to six-year time frame based on the investment adviser's forecast for interest rates. The Portfolio may invest only in investment grade U.S. dollar denominated securities of U.S. issuers that are rated at least Baa by Moody's or BBB by S&P, or, if unrated, determined by the investment adviser to be of comparable quality. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

ROYCE MICRO-CAP PORTFOLIO

The Portfolio's investment goal is long-term growth of capital. The investment adviser invests the Fund's assets primarily in a broadly diversified portfolio of equity securities issued by micro-cap companies, those with stock market capitalizations less than $400 million at the time of investment. The investment adviser selects these securities from a universe of more than 6,600 micro-cap companies, generally focusing on those that it believes are trading considerably below its estimate of their current worth. Normally, the Portfolio will invest at least 80% of its net assets in the equity securities of micro-cap companies.

ROYCE SMALL-CAP PORTFOLIO

The Portfolio's primary investment goal is long-term growth of capital. Current income is a secondary goal. The investment adviser invests the Fund's assets primarily in equity securities issued by small companies, those with stock market capitalizations of less than $2 billion at the time of investment. The investment adviser generally looks to invest in companies that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth. Normally, the Portfolio will invest at least 80% of its net assets in the equity securities of small-cap companies.

THIRD AVENUE VALUE PORTFOLIO

The Portfolio seeks long-term capital appreciation as its investment objective. The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant debt in comparison to their cash resources) at a substantial discount to what the Portfolio's investment adviser believes is their true value. The Portfolio also seeks to acquire senior securities, such as preferred stocks and debt instruments, that it believes are undervalued. Acquisitions of these senior securities will generally be limited to those providing (1) protection against the issuer taking certain actions which could reduce the value of the security and (2) above-average current yields, yields to events (e.g., acquisitions and recapitalizations), or yields to maturity. The Portfolio invests in companies regardless of market capitalization, although it frequently finds value in companies with a smaller capitalization. It also invests in both domestic and foreign securities.

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THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - ACTIVE INTERNATIONAL ALLOCATION
PORTFOLIO

The Portfolio seeks long-term capital appreciation by investing primarily, in accordance with country and sector weightings determined by Van Kampen, the Portfolio's adviser, in equity securities of non-U.S. issuers which, in the aggregate, replicate broad market indices. Van Kampen seeks to maintain a diversified portfolio of international equity securities based on a top-down approach that emphasizes country and sector selection and weighting rather than individual stock selection. Van Kampen seeks to capitalize on the significance of country and sector selection in international equity portfolio returns by over and underweighting countries and/or sectors based primarily on three factors: (i) valuation; (ii) fundamental change; and (iii) market momentum/technicals.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CORE PLUS FIXED INCOME PORTFOLIO

The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The Portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - EMERGING MARKETS DEBT PORTFOLIO

The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Using macroeconomic and fundamental analysis, Van Kampen, the Portfolio's adviser, seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - EMERGING MARKETS EQUITY PORTFOLIO


The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. The investment approach of Van Kampen, the Portfolio's adviser, combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and company managements with strong shareholder value orientation.


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - GLOBAL VALUE EQUITY PORTFOLIO

The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers. Van Kampen, the Portfolio's adviser, seeks to maintain a diversified portfolio of global equity securities based on individual stock selection and emphasizes a bottom-up approach to investing that seeks to identify securities of issuers which it believes are undervalued.

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THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - INTERNATIONAL MAGNUM PORTFOLIO

The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries. The Portfolio invests primarily in countries comprising the MSCI Europe, Australasia, Far East Index (the "MSCI EAFE Index"), which include Japan, most nations in Western Europe, Australia, New Zealand, Hong Kong and Singapore. In seeking to achieve this goal, Van Kampen, the Portfolio's adviser, uses a combination of strategic geographic asset allocation and fundamental stock selection.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - MID CAP GROWTH PORTFOLIO

The Portfolio seeks long-term capital growth by investing primarily in common stocks and other equity securities. The Portfolio invests primarily in growth-oriented equity securities of U.S. mid-cap companies and, to a limited extent, foreign companies. Van Kampen, the Portfolio's adviser, selects issues from a universe comprised of mid-cap companies, most with market capitalizations of generally less than $35 billion.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - MID CAP VALUE PORTFOLIO

The Portfolio seeks above-average total return over a market cycle of three to five years by investing in common stock and other equity securities. The Portfolio invests primarily in common stocks of companies with capitalizations generally in the range of companies included in the S&P MidCap 400 Index. The Portfolio focuses on stocks that are believed to be undervalued in comparison with the stock market as a whole, as measured by the S&P 500 Index.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - TECHNOLOGY PORTFOLIO

The Portfolio seeks long-term capital appreciation by investing primarily in equity securities of companies that Van Kampen, the Portfolio's adviser, expects will benefit from their involvement in technology and technology-related industries. Van Kampen seeks to maximize long-term capital appreciation by identifying significant long-term technology trends and by investing primarily in companies Van Kampen believes are positioned to benefit materially from these trends.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO

The Portfolio seeks to provide above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs"). The Portfolio focuses on REITs as well as real estate operating companies ("REOCs") that invest in a variety of property types and regions. The approach of Van Kampen, the Portfolio's adviser, emphasizes bottom-up stock selection with a top-down asset allocation overlay.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - VALUE PORTFOLIO

The Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in a portfolio of common stocks and other equity securities. The

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Portfolio invests primarily in common stocks of companies with capitalizations generally greater than $2.5 billion. The Portfolio focuses on stocks that are believed to be undervalued in comparison with the stock market as a whole, as measured by the S&P 500 Index.

DELAWARE VIP BALANCED SERIES (SERVICE CLASS)

This Series seeks a balance of capital appreciation, income and preservation of capital. The Series invests primarily in common stocks of established companies believed to have the potential for long-term capital appreciation. Under normal circumstances, the Series will invest at least 25% of its net assets in equity securities and at least 25% of its net assets in various types of fixed-income securities, including U.S. government securities and corporate bonds.


DELAWARE VIP EMERGING MARKET SERIES (SERVICE CLASS)

This Series seeks long-term capital appreciation. The Series invests primarily in equity securities of issuers from emerging foreign countries. Under normal circumstances, the Series will invest at least 80% of net assets in investments of emerging market issuers. The Series may invest up to 35% of its net assets in fixed-income securities issued by companies in emerging countries or by foreign governments, their agents, instrumentalities or political sub-divisions. The Series may invest in fixed-income securities that are denominated in the currencies of emerging market countries. All of these may be high-yield, high risk fixed-income securities.

DELAWARE VIP GROWTH OPPORTUNITIES SERIES (SERVICE CLASS)


This Series seeks long-term capital appreciation by investing primarily in common stocks of medium-sized companies. The Series considers medium-sized companies to be those companies whose market capitalizations fall within the range represented in the Russell Midcap Growth Index at the time of the Series' investment. The Russell Midcap Growth Index is a subset of the Russell Midcap Index, which measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 26% of the total market capitalization of the Russell 1000 Index. As of the latest reconstitution on June 30, 2002, the average market capitalization was approximately $10.8 billion; the median market capitalization was approximately $1.3 billion.


DELAWARE VIP HIGH YIELD SERIES (SERVICE CLASS)

This Series seeks total return and, as a secondary objective, high current income. Under normal circumstances, the Series will invest at least 80% of its net assets in fixed-income securities rated at the time of purchase BB or lower by S&P or similarly rated by another nationally recognized statistical ratings organization (NRSRO) or, if unrated, judged to be of comparable quality. These are commonly known as high-yield bonds or junk bonds and involve greater risks than investment grade bonds.

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DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES (SERVICE CLASS)

This Series seeks long-term growth without undue risk to principal. The Series invests primarily in foreign equity securities that provide the potential for capital appreciation and income. Under normal circumstances, the Series will invest at least 80% of its net assets in equity securities. An issuer is considered to be from the country where it is located, where the majority of its assets are located, or where it generates the majority of its operating income.

DELAWARE VIP LARGE CAP VALUE SERIES (SERVICE CLASS)

This Series seeks capital appreciation with high current income as a secondary objective. Under normal circumstances, at least 80% of the Series' net assets will be in investments of large-capitalization companies. The Series currently defines large-capitalization companies as those with market capitalizations of $5 billion or greater at time of purchase. The Series considers buying a stock when the Series believes it is undervalued and has the potential to increase in price as the market realizes its true value. The Series considers the financial strength of the company, its management and any developments affecting the security, the company or its industry.

DELAWARE VIP REIT SERIES (SERVICE CLASS)

This Series seeks maximum long-term total return, with capital appreciation as a secondary objective. The Series invests in securities of companies that are principally engaged in the real estate industry. Under normal circumstances, the Series will invest at least 80% of its net assets in investments of real estate investment trusts (REITs). The Series strives to include REITs that represent a variety of different sectors in the real estate industry. In considering the individual REITs for investment, the Series carefully evaluates each REIT's management team. The Series generally looks for management teams that: (i) retain a substantial portion of the properties' cash flow; (ii) effectively use capital to expand; (iii) have a strong ability to raise rents; and (iv) can create a franchise value for the REIT.

DELAWARE VIP SELECT GROWTH SERIES (SERVICE CLASS)

This Series seeks long-term capital appreciation. The Series invests primarily in common stocks of companies believed to have the potential for high earnings growth based on an analysis of their historic or projected earnings growth rate, price to earnings ratio and cash flows. The Series considers companies of any size larger than $300 million in market capitalization. The Series looks for companies that are undervalued, but still have the potential for high earnings growth.

DELAWARE VIP SMALL CAP VALUE SERIES (SERVICE CLASS)

This Series seeks capital appreciation. Under normal circumstances, at least 80% of the Series' net assets will be in investments of small capitalization companies. The Series currently defines small-cap companies as those having a market capitalization generally less than $2.0 billion at the time of purchase. Among other factors, the Series considers the financial strength of a company, its management, the prospects for its industry, and

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any anticipated changes within the company, which might suggest a more favorable outlook going forward.

DELAWARE VIP SOCIAL AWARENESS SERIES (SERVICE CLASS)

This Series seeks long-term capital appreciation. Under normal circumstances, at least 80% of the Series' net assets will be in investments of companies that meet certain socially responsible criteria. Our socially responsible criteria excludes companies that: (i) engage in activities likely to result in damage to the natural environment; (ii) produce nuclear power, design or construct nuclear power plants or manufacture equipment for the production of nuclear power; (iii) manufacture or contract for military weapons; (iv) are in the liquor, tobacco or gambling industries; and (v) conduct animal testing for cosmetic or personal care products.


DELAWARE VIP TREND SERIES (SERVICE CLASS)

This Series seeks long-term capital appreciation by investing primarily in stocks of small, growth-oriented or emerging companies believed to be responsive to changes within the marketplace and believed to have the fundamental characteristics to support continued growth.

DELAWARE VIP U.S. GROWTH SERIES (SERVICE CLASS)

This Series seeks to maximize capital appreciation. Under normal circumstances, at least 80% of the Series' net assets will be in U.S. investments. The Series looks for stocks with low dividend yields, strong balance sheets and high expected earnings growth rates as compared to other companies in the same industry. The Series' strategy is to identify companies whose earnings are expected to grow faster than the U.S. economy in general. Whether companies provide dividend income and how much income they provide will not be a primary factor in the Series' selection decisions.

NAVELLIER GROWTH PORTFOLIO

This Portfolio seeks to achieve long-term growth of capital primarily through investment in companies with appreciation potential. The Growth Portfolio invests in equity securities traded in all United States markets including dollar-denominated foreign securities traded in United States markets. The Growth Portfolio seeks long-term capital appreciation through investments in securities of companies which the Portfolio's adviser feels are undervalued in the marketplace.

SCUDDER VIT EAFE(R) EQUITY INDEX FUND (CLASS B SHARES)

The Fund seeks to replicate, as closely as possible, before expenses, the performance of the Morgan Stanley Capital International ("MSCI") EAFE(R) Index ("EAFE(R) Index"), which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East. The Fund will invest primarily in common stocks of companies that comprise the EAFE(R) Index, in approximately the same weightings as the EAFE(R) Index. The Fund

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may also invest in derivative instruments, such as stock index futures contracts and options relating to the benchmark.

SCUDDER VIT EQUITY 500 INDEX FUND (CLASS B SHARES)

The Fund seeks to replicate, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"), which emphasizes stocks of large U.S. Companies. The Fund will invest primarily in common stocks of companies that comprise the S&P 500 Index, in approximately the same weightings as the S&P 500 Index. The Fund may also invest in derivative instruments such as stock index futures contracts and options relating to the benchmark.

SCUDDER VIT SMALL CAP INDEX FUND (CLASS B SHARES)

The Fund seeks to replicate, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index (the "Russell 2000 Index"), which emphasizes stocks of small U.S. companies. The Fund will invest primarily in common stocks of companies that comprise the Russell 2000 Index, in approximately the same weightings as the Russell 2000 Index. The Fund may also invest in derivative instruments, such as stock index futures contracts and options relating to the benchmark.


PIONEER EQUITY INCOME VCT PORTFOLIO (CLASS II SHARES)

This Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations. The Portfolio invests at least 80% of its total assets in income producing equity securities of U.S. issuers. The income producing equity securities in which the Portfolio may invest include common stocks, preferred stocks and interests in real estate investment trusts (REITs). The remainder of the portfolio may be invested in debt securities, most of which are expected to be convertible into common stocks. Pioneer, the Portfolio's investment adviser, uses a value approach to select the Portfolio's investments. Using this investment style, Pioneer seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values.

PIONEER EUROPE VCT PORTFOLIO (CLASS II SHARES)

This Portfolio seeks long-term growth of capital. The Portfolio invests at least 80% of its total assets in equity securities of European issuers. For purposes of the Portfolio's investment policies, equity investments include common stocks and securities with common stock characteristics such as preferred stocks, rights, depositary receipts, warrants and debt securities convertible into common stock. The Portfolio may also purchase and sell forward foreign currency exchange contracts in connection with its investments. The Portfolio uses a "growth at a reasonable price" style of management. The Portfolio seeks to invest in companies with above average potential for earnings and revenue growth that are also trading at attractive market valuations.

PIONEER FUND VCT PORTFOLIO (CLASS II SHARES)

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This Portfolio seeks reasonable income and capital growth. The Portfolio invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. Equity securities include common stocks and other equity instruments, such as convertible debt, depositary receipts, warrants, rights, interests in real estate investment trusts (REITs) and preferred stocks. Pioneer, the Portfolio's investment adviser, uses a value approach to select the Portfolio's investments. Using this investment style, Pioneer seeks securities selling at reasonable prices or substantial discounts to their underlying values and holds these securities until the market values reflect their intrinsic values.

PIONEER HIGH YIELD PORTFOLIO (CLASS II SHARES)


This Portfolio seeks to maximize total return through a combination of income and capital appreciation. Normally, the Portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks. These high yield securities may be convertible into the equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher quality debt securities. The Portfolio's investments may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The Portfolio invests in securities with a broad range of maturities.


PIONEER MID CAP VALUE VCT PORTFOLIO (CLASS II SHARES)


This Portfolio seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the Portfolio invests at least 80% of its total assets in equity securities of mid-size companies, that is, companies with market values within the range of market values of companies included in the Standard & Poor's MidCap 400 Index. On December 31, 2001, the market value of companies in the index varied from approximately $225 million to over $10 billion. Pioneer, the portfolio's investment adviser, uses a value approach to select the portfolio's investments. Using this investment style, Pioneer seeks securities selling at substantial discounts to their underlying values and holds these securities until the market values reflect their intrinsic values.


PIONEER SMALL CAP VALUE VCT PORTFOLIO (CLASS II SHARES)


This Portfolio seeks capital growth by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the Portfolio invests at least 80% of its total assets in equity securities of small companies, that is, companies with market values within the range of market values of issuers included in the Russell 2000 Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. On February 28, 2002, the market value of companies in the index varied from approximately $1.8 million to over $3.1 billion. Pioneer Investment


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Management, Inc., the Portfolio's investment adviser, uses a value approach to select the Portfolio's investments. Using this investment style, Pioneer seeks securities selling at substantial discounts to their underlying values and then holds these securities until the market values reflect their intrinsic values.

PIONEER REAL ESTATE SHARES VCT PORTFOLIO (CLASS II SHARES)

This Portfolio seeks long-term growth of capital. Current income is a secondary objective. Normally, the Portfolio invests at least 80% of its total assets in equity securities of real estate investment trusts (REITs) and other real estate industry issuers. Equity securities include common stocks and other equity instruments, such as convertible debt, warrants, rights, interests in REITs and preferred stocks. REITs are companies that primarily invest in income producing real estate or real estate related loans or interests. Some REITs invest directly in real estate and derive their income from the collection of rents and capital gains on the sale of properties. Other REITs invest primarily in mortgages secured by real estate and derive their income from collection of interest. The Portfolio uses a "growth at a reasonable price" style of management. Using this investment style, Pioneer, the Portfolio's investment adviser, seeks to invest in companies with above average potential for earnings and revenue growth that are also trading at attractive market valuations.

SAFECO RESOURCE SERIES TRUST - EQUITY PORTFOLIO

The Equity Portfolio seeks long-term growth of capital and reasonable current income. To achieve its objective, the Portfolio invests primarily in equity securities and , to a much lesser extent, invests in equity-related securities. Equity and equity-related securities include, but are not limited to, common and preferred stock, convertible securities, futures, depository receipts, warrants, and other rights to acquire stock. The Portfolio invests primarily in stocks of large, established companies that are proven performers, have predictable earnings growth over a three-to-five-year outlook, or have a good value relative to earnings prospects.

SAFECO RESOURCE SERIES TRUST - GROWTH OPPORTUNITIES PORTFOLIO

The Growth Opportunities Portfolio seeks growth of capital. To achieve its objective, under normal circumstances the Portfolio invests most of its assets in common stocks of companies the adviser considers to be reasonably priced or undervalued, with above average growth potential.

SAFECO RESOURCE SERIES TRUST - NORTHWEST PORTFOLIO

The Northwest Portfolio seeks long-term growth of capital through investing primarily in Northwest companies. To achieve its objective, the Portfolio invests in stocks of Northwest companies whose business is located in, focused on, or significantly affects the states of Alaska, Idaho, Montana, Oregon, or Washington or the Canadian province of British Columbia. This may include: (i) companies that are organized or incorporated under the laws of one of the Northwest states or the province of British Columbia; (ii) companies that have their principal executive offices or significant facilities in the region;

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(iii) companies whose revenues or profits from goods produced or sold, investments made, or services performed in the region during their most recent fiscal year accounted for 50% or more of their overall revenues or profits; (iv) companies having at least 50% of their assets or at least 50% of their employees in the region; or (v) companies that number among the top twenty-five employers in any of the Northwest states or province of British Columbia.

SAFECO RESOURCE SERIES TRUST - BOND PORTFOLIO

The Bond Portfolio seeks to provide as high a level of current income as is consistent with the relative stability of capital. To achieve its objective, the Portfolio invests primarily in medium-term debt securities. The Portfolio may invest up to 50% of its assets in mortgage-related securities, including GNMA securities, mortgage pass-through securities issued by governmental and non-governmental issuers and collateralized mortgage obligations (CMOs) that are rated in the top four investment grades.

SAFECO RESOURCE SERIES TRUST - MONEY MARKET PORTFOLIO

The Money Market Portfolio seeks as high a level of current income as is consistent with the preservation of capital and liquidity through investment in high-quality money market instruments maturing in 13 months or less. To achieve its objective, the Portfolio will purchase only high-quality securities with remaining maturities of 397 days or less. The Portfolio will maintain a dollar-weighted average portfolio maturity of no more than 90 days. Although the Portfolio seeks to preserve the value of your investments at $1.00 per share, it is possible to lose money by investing in the Portfolio. The Portfolio's yield will fluctuate with short-term interest rates.

SAFECO RESOURCE SERIES TRUST - SMALL COMPANY VALUE PORTFOLIO

The Small Company Value Portfolio seeks long-term growth of capital through investing primarily in small-sized companies. To achieve its objective, the Portfolio invests primarily in equity and equity-related securities of companies with total market capitalization at the time of investment of less that $1.5 billion. When evaluating a stock to buy for the Portfolio, the adviser looks for companies having one or more of the following characteristics: (i) long-term potential for above-average or improving earnings growth; (ii) involvement in new or innovative products or services; or (iii) a share price that represents good relative value as determined by price-to-earnings ratio or other commonly used valuation measures.

VAN KAMPEN LIFE INVESTMENT TRUST - AGGRESSIVE GROWTH PORTFOLIO (CLASS II SHARES)

The Portfolio's investment objective is to seek capital growth. Under normal market conditions, the Portfolio's adviser seeks to achieve the Portfolio's objective by investing at least 65% of the Portfolio's total assets in common stocks or other equity securities of companies that the Portfolio's investment adviser believes have an above-average potential for capital growth. The Portfolio's investment adviser uses a "bottom up" stock selection process seeking attractive growth opportunities on an individual company basis. The Portfolio's investment adviser seeks those companies that it believes have rising

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earnings expectations or rising valuations. The Portfolio's investment adviser generally sells securities when it believes earnings expectations or valuations flatten or decline. The Portfolio focuses primarily on equity securities of small- and medium-sized companies, although the Portfolio may invest in securities of larger-sized companies that the Portfolio's investment adviser believes have an above-average potential for capital growth.

VAN KAMPEN LIFE INVESTMENT TRUST - COMSTOCK PORTFOLIO (CLASS II SHARES)

The Portfolio's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. Under normal circumstances, the Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing in a portfolio of equity securities, consisting principally of common stocks. The Portfolio emphasizes a value style of investing seeking well-established, undervalued companies believed by the Portfolio's investment adviser to possess the potential for capital growth and income. Portfolio securities are typically sold when the assessments of the Portfolio's investment adviser of the capital growth and income potential for such securities materially change.

VAN KAMPEN LIFE INVESTMENT TRUST - EMERGING GROWTH PORTFOLIO (CLASS II SHARES)

The Portfolio's investment objective is to seek capital appreciation. Under normal market circumstances, the Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing at least 65% of the Portfolio's total assets in a portfolio of common stocks of companies considered by the Portfolio's investment adviser to be emerging growth companies. Emerging growth companies are those domestic or foreign companies that the Portfolio's investment adviser believes: have rates of earnings growth expected to accelerate or whose rates of earnings growth are expected to exceed that of the overall economy (because of factors such as new or rejuvenated management, new products, services or markets, extended product cycles, acquisitions or as a result of changing markets or industry conditions), are early life cycle companies with the potential to become major enterprises, or have rising earnings expectations or rising valuations. Emerging growth companies may be of any size, including larger, more established companies or smaller, developing companies.

VAN KAMPEN LIFE INVESTMENT TRUST - GOVERNMENT PORTFOLIO (CLASS II SHARES)

The Portfolio's investment objective is to seek to provide investors with high current return consistent with preservation of capital. Under normal market conditions, the Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing primarily in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-related securities issued or guaranteed by agencies or instrumentalities of the U.S. government. The Portfolio's investment adviser purchases and sells securities for the Portfolio with a view toward seeking a high level of current income based on the analysis and expectations of the Portfolio's investment adviser regarding interest rates and yield spreads between types of securities.

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VAN KAMPEN LIFE INVESTMENT TRUST - GROWTH AND INCOME PORTFOLIO (CLASS II SHARES)

The Portfolio's investment objective is to seek long-term growth of capital and income. Under normal market conditions, the Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing primarily in income-producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities. In selecting securities for investment, the Portfolio focuses primarily on the security's potential for growth of capital and income. The Portfolio's investment adviser may focus on large capitalization companies which it believes possess characteristics for improved valuation. Portfolio securities are typically sold when the assessments of the Portfolio's investment adviser of the growth and income potential for such securities materially change.


CREDIT SUISSE TRUST - BLUE CHIP PORTFOLIO

The Blue Chip Portfolio seeks long-term capital appreciation. To pursue this goal, it invests, under normal market conditions, at least 80% of its net assets plus any borrowings for investment purposes in equity securities of U.S. "blue chip" companies. Blue chip companies are those companies which, at the time of purchase, are represented in the S&P 500 Index. In choosing securities, the Portfolio manager looks at a number of factors, including: the reliability and effectiveness of management; whether the issuer is a leader in its business segment; whether the price of the security is attractive compared to its competitors; whether the company is expected to generate above-average growth rates; and the economic and political outlook. Some companies may cease to be represented in the S&P 500 Index after the Portfolio has purchased their securities. The Portfolio is not required to sell securities solely because the issuers are no longer represented in the S&P 500 Index, and may continue to hold such securities. These companies continue to be considered blue chip for purposes of the Portfolio's minimum 80% allocation to blue chip equities. The Portfolio may invest in new and unseasoned companies that the Portfolio manager believes have the potential for long-term capital appreciation.

CREDIT SUISSE TRUST - EMERGING GROWTH PORTFOLIO

The Portfolio seeks maximum capital appreciation. To pursue this goal, it invests in equity securities of emerging growth companies. Emerging growth companies are small and medium-size companies that: have passed their start-up phase; show positive earnings; and offer the potential for accelerated earnings growth. Emerging growth companies generally stand to benefit from new products or services, technological developments, management changes or other factors. They include "special-situation companies"--companies experiencing unusual developments affecting their market value. Under normal market conditions, the Portfolio will invest at least 80% of net assets plus any borrowings for investment purposes in equity securities of U.S. emerging-growth companies that represent attractive capital-appreciation opportunities.

CREDIT SUISSE TRUST - EMERGING MARKETS PORTFOLIO

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The Portfolio seeks long-term growth of capital. To pursue this goal, it invests in equity securities of companies located in or conducting a majority of their business in emerging markets. An emerging market is any country: generally considered to be an emerging or developing country by the United Nations, or by the World Bank and the International Finance Corporation (IFC); included in the IFC Investable Index or Morgan Stanley Capital International Emerging Markets Index; or having a per-capita gross national product of $2,000 or less. Under this definition, most countries of the world (other than the U.S., Canada, Western Europe, Japan, Australia and New Zealand) are considered emerging markets. Under normal market conditions, the Portfolio will invest at least 80% of net assets plus any borrowings for investment purposes in equity securities of issuers from at least three emerging markets. The Portfolio may invest up to 20% of net assets in debt securities, including up to 20% of net assets in non-investment-grade debt securities (also known as "junk bonds"). The Portfolio may invest in companies of any size, including emerging-growth companies--small or medium-size companies that have passed their start-up phase, show positive earnings, and offer the potential for accelerated earnings growth.

CREDIT SUISSE TRUST - GLOBAL POST-VENTURE CAPITAL PORTFOLIO

The Portfolio seeks long-term growth of capital. To pursue this goal, it invests in equity securities of U.S. and foreign companies considered to be in their post-venture-capital state of development. A post-venture-capital company is one that has received venture-capital financing either: during the early stages of the company's existence or the early stages of the development of a new product or service; or as part of a restructuring or recapitalization of the company. In either case, one or more of the following will have occurred within 10 years prior to the Portfolio's purchase of the company's securities: the investment of venture-capital financing; distribution of the company's securities to venture-capital investors; or the initial public offering. Under normal market conditions, the Portfolio will invest at least 80% of net assets plus any borrowings for investment purposes in equity securities of post-venture-capital companies from at least three countries, including the U.S. The Portfolio may invest up to 20% of net assets in debt securities, including up to 5% of net assets in non-investment-grade debt securities.

CREDIT SUISSE TRUST - GLOBAL TECHNOLOGY PORTFOLIO

         This Portfolio seeks long-term appreciation of capital. To pursue this goal, it invests in equity securities of U.S. and foreign technology companies. Technology consists of a broad spectrum of businesses, including telecommunications, such as: communications equipment and service; electronic components and equipment; broadcast media; computer equipment, mobile telecommunications, and cellular radio and paging; electronic mail; local and wide area networking, and linkage of work and data processing systems; publishing and information systems; video and telex; and internet and other emerging technologies combining telephone, television and/or computer systems. Under normal market conditions, the Portfolio will invest at least 80% of net assets plus any borrowings for investment purposes in equity securities of technology companies from at least three countries, including the U.S. The Portfolio will invest at least 25% of net assets in equity securities of telecommunications companies. The portion of the Portfolio's assets invested in technology companies that are not telecommunications

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companies will vary depending on the managers' outlook. The Portfolio invests in at least three countries, which may include the U.S. and may invest in companies of all sizes.

CREDIT SUISSE TRUST - INTERNATIONAL FOCUS PORTFOLIO

         The Portfolio seeks long-term capital appreciation. To pursue this goal, it invests in equity securities of approximately 40-60 companies located in or conducting a majority of their business in major foreign markets or companies whose securities trade primarily in major foreign markets. Under normal conditions, the Portfolio will invest at least 80% of net assets plus any borrowings for investment purposes in equity securities of issuers from at least three foreign countries. The Portfolio may invest up to 20% of net assets in debt securities, including up to 5% of net assets in non-investment-grade debt securities. The Portfolio intends to diversify its investments across a number of different countries. However, at times the Portfolio may invest a significant part of its assets in a single country. The Portfolio may invest up to 10% of its assets in emerging markets.

CREDIT SUISSE TRUST - LARGE CAP VALUE PORTFOLIO

         This Portfolio seeks long-term growth of capital and income. To pursue this goal, it invests primarily in equity securities of value companies. Under normal market conditions, the Portfolio will invest at least 80% of net assets plus any borrowings for investment purposes in equity securities of U.S. companies with large market capitalizations, which is defined as companies with market capitalizations equal to or greater than the smallest company in the Russell 1000 Index. The Portfolio may invest up to 20% of net assets in debt securities, including up to 10% of net assets in non-investment-grade debt securities.

CREDIT SUISSE TRUST - SMALL CAP VALUE PORTFOLIO

         The Portfolio seeks a high level of growth of capital. To pursue this goal, it invests, under normal market conditions, at least 80% of its net assets plus any borrowings for investment purposes in equity securities of small U.S. companies. In seeking to identify undervalued companies, the portfolio manager looks at: stocks issued by companies with proven management, consistent earnings, sound finances and strong potential for market growth; the fundamentals of each company at the present time, rather than attempting to anticipate what changes might occur in the stock market, the economy or the political environment; the earning power or purchase value of the company relative to its current stock price; and, whether the company has an established presence in its industry, in a product or in a market niche. The Portfolio considers a "small" company to be one whose market capitalization is within the range of capitalizations of companies on the Russell 2000 Index at the time of purchase. As of December 31, 2001, the Russell 2000 Index included companies with market capitalizations between $27.9 million and $2.96 billion. Some companies may outgrow the definition of a small company after the Portfolio has purchased their securities. These companies continue to be considered small for purposes of the Portfolio's minimum 80% allocation to small company equities. In addition, the Portfolio may invest in companies of any size once the 80% policy is met. As a result, the Portfolio's average market capitalization may sometimes exceed that of the largest company in the Russell 2000 Index.

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INVESTMENT ADVISERS FOR THE UNDERLYING FUNDS
--------------------------------------------------------------------------------

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. ("American Century"), located at 4500 Main Street, Kansas City, Missouri, is the investment adviser for each of the American Century VP Funds. American Century has been managing mutual funds since 1958. It is responsible for managing the investment portfolios of each of the American Century VP Funds and directing the purchase and sale of their investment securities. American Century also arranges for transfer agency, custody and all other services necessary for the American Century VP Funds to operate.

BERGER FINANCIAL GROUP LLC ("Berger"), located at 210 University Boulevard, Suite 800, Denver, Colorado, is the investment adviser for each of the Berger IPT Funds. Berger serves as investment adviser, sub-adviser or administrator to mutual funds and institutional investors. Berger has been in the investment advisory business since 1974 managing growth and balanced funds. When acting as investment adviser, Berger is responsible for managing the investment operations of the Berger IPT Funds. Berger also provides administrative services to the Berger IPT Funds.

         BANK OF IRELAND ASSET MANAGEMENT (U.S.) LIMITED ("BIAM"), located at 75 Holly Hill Lane, Greenwich, Connecticut and 26 Fitzwilliam Place, Dublin 2, Ireland, is the sub-adviser to the Berger IPT - International Fund. BIAM serves as investment adviser or sub-adviser to pension and profit-sharing plans and other institutional investors and mutual funds. Bank of Ireland's investment management group was founded in 1966. As sub-adviser, BIAM provides day-to-day management of the investment operations of the Berger IPT - International Fund.

         BAY ISLE FINANCIAL LLC, located at 475 14th Street, Suite 550, Oakland, California 94612, has been in the investment advisory business since 1987 and provides day-to-day management of the investment operations as sub-adviser of the Berger IPT - Large Cap Value Fund. Bay Isle is a wholly owned subsidiary of Berger.


         PERKINS, WOLF, MCDONNELL & COMPANY, located at 310 S. Michigan Avenue, Suite 2600, Chicago, Illinois 60604, has been in the investment management business since 1984 and provides day-to-day management of the investment operations as sub-adviser of the Berger IPT - Mid Cap Value Fund.


INVESCO FUNDS GROUP, INC. ("INVESCO"), located at 4320 South Monaco Street, Denver, Colorado, is the investment adviser for each of the INVESCO VIF Funds. INVESCO was founded in 1932 and manages over $27.5 billion for more than 4,826,303 shareholder accounts in 46 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Underlying Funds, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares). INVESCO is a subsidiary of AMVESCAP PLC.

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PACIFIC INVESTMENT MANAGEMENT COMPANY LLC ("PIMCO"), located at 840 Newport
Center Drive, Suite 300, Newport Beach, California, serves as investment adviser and the administrator for the PIMCO VIT Portfolios. PIMCO is responsible for managing the investment activities of the Portfolios and the Portfolios' business affairs and other administrative matters. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of December 31, 2001, PIMCO had approximately $241.3 billion in assets under management.

ROYCE & ASSOCIATES, INC. ("Royce"), located at 1414 Avenue of the Americas, New York, New York, is investment adviser for the Royce funds and is responsible for their management. Royce has been investing in small-cap securities with a value approach for more than 25 years.


THIRD AVENUE MANAGEMENT LLC, located at 767 Third Avenue, New York, New York, is the investment adviser for the Third Avenue Value Portfolio. Third Avenue Management manages the Portfolio's investments, provides various administrative services and supervises the Portfolio's daily business. Third Avenue Management investment advisory services to the Third Avenue Funds, retail mutual funds, and sub-advised portfolios, as well as to private and institutional clients. Third Avenue Management had in excess of $5.2 billion in assets under management, as of June 30, 2002.


MORGAN STANLEY INVESTMENT MANAGEMENT INC. (DOING BUSINESS AS "VAN KAMPEN") ("Van Kampen"), located at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley Dean Witter & Co. ("Morgan Stanley") is the direct parent of Van Kampen and Morgan Stanley & Co. Incorporated, the distributor of the Universal Institutional Funds, Inc. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses - securities, asset management and credit services. As of December 31, 2001, Van Kampen, together with its affiliated asset management companies, had approximately $415.9 billion in assets under management with approximately $178 billion in institutional assets.


DELAWARE MANAGEMENT COMPANY, located at 2005 Market Street, Philadelphia, PA 19103-7094, makes investment decisions for the Series of Delaware VIP Trust, except Emerging Markets and International Value Equity, manages those Series' business affairs and provides daily administrative services. Delaware Management Company and its predecessors have been managing the funds in Delaware Investments since 1938. On December 31, 2001, Delaware Management Company and its affiliates were supervising in the aggregate more than $84 billion in assets in the various insurance (approximately $36,601,000), institutional or separately managed ($25,945,000) and investment company ($22,160,000) accounts.

DELAWARE INTERNATIONAL ADVISERS LTD., an affiliate of Delaware Management Company, located at Third Floor, 80 Cheapside, London, England EC2V 6EE, makes investment decisions for the Delaware VIP Emerging Markets Series and the Delaware VIP

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International Value Equity Series, manages that Series' business affairs and provides daily administrative services.

NAVELLIER & ASSOCIATES, INC., located at One East Liberty, Third Floor, Reno, Nevada 89501, serves as the Navellier Growth Portfolio's investment adviser. It is responsible for selecting the securities which will constitute the pool of securities which will be selected for investment for the Growth Portfolio. The adviser was organized in 1993.

SCUDDER INVESTMENTS is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of, among others, Deutsche Asset Management Inc. ("DeAM, Inc."). Under the supervision of the Board of Trustees, DeAM, Inc., with headquarters at 280 Park Avenue, New York, New York 10017, acts as the Scudder VIT Funds' investment adviser. DeAM, Inc. is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance. As investment adviser, DeAM, Inc. makes the Funds' investment decisions. It buys and sells securities for the Funds and conducts the research that leads to the purchase and sale decisions. As of December 31, 2001, DeAM, Inc. had total assets under management of approximately $96 billion. The firm provides a full range of investment advisory services to institutional and retail clients. The scope of the firm's capability is broad: it is a leader in both the active and passive quantitative investment disciplines and maintains a major presence in stock and bond markets worldwide.

PIONEER INVESTMENT MANAGEMENT, INC. ("Pioneer"), the Pioneer VCT portfolios' investment adviser, located at 60 State Street, Boston, Massachusetts 02109, selects each portfolio's investments and oversees the portfolios' operations. The firm's U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds. Pioneer is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of December 31, 2001, assets under management were approximately $99 billion worldwide, including over $19 billion in assets under management by Pioneer.

SAFECO ASSET MANAGEMENT COMPANY ("SAM"), is the investment adviser for each SAFECO Resource Trust Portfolio. As the adviser, SAM is responsible for developing the investment policies and guidelines for the Portfolios. It provides investment research, advice and supervision in the ongoing management of the Portfolios. SAM is a wholly owned subsidiary of SAFECO Corporation, which is located at SAFECO Plaza, Seattle, Washington 98185. SAM is located at Two Union Square, 25th Floor, Seattle, Washington 98101.

VAN KAMPEN ASSET MANAGEMENT INC. ("VKAM") located at 1 Parkview Plaza, Oakbrook Terrace, Illinois, is the investment adviser for the Van Kampen Life Investment Trust Portfolios. VKAM is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company that administers more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios, and has more than $74 billion under management or supervision as of March 31, 2002. Van Kampen Investments has more than 50 open-end funds, more than 30 closed-end funds and more than 2,700 unit investment trusts that are distributed by authorized dealers nationwide. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley Dean Witter & Co.


CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), located at 466 Lexington Avenue, New York, New York 10017, is the investment adviser for each of the Credit Suisse Portfolios and is responsible for managing each Portfolio's assets according to its goal and strategies. CSAM is a member of Credit Suisse Asset Management, the institutional asset management and mutual fund arm of Credit Suisse Group (Credit Suisse), one of the world's leading banks. Credit Suisse Asset Management companies manage approximately $78 billion in the U.S. and $303 billion globally. Credit Suisse Asset Management is the institutional and mutual fund asset management arm of Credit Suisse First Boston, the investment banking business unit of Credit Suisse. Under the management of Credit Suisse First Boston, Credit Suisse Asset Management will continue to provide asset management products and services to global corporate, institutional and government clients.

         ABBOTT CAPITAL MANAGEMENT, LLC, located at 1330 Avenue of the Americas, Suite 2800, New York, New York 10019, serves as sub-investment adviser for the Global Post-Venture Capital Portfolio and is responsible for managing the Portfolio's investments in private-equity portfolios. It is a registered investment adviser concentrating on venture-capital, buyout, and special-situation investments. Abbott Capital Management currently manages approximately $5.27 billion in assets.

         CREDIT SUISSE ASSET MANAGEMENT LIMITED, located at Beaufort House, 15 St. Botolph Street, London, England EC3A 7JJ, serves as sub-investment adviser for the Emerging Markets and Global Technology Portfolios and is responsible for assisting in the management of each Portfolio's international assets according to its goal and strategies.



MIXED AND SHARED FUNDING ARRANGEMENTS. In addition to the Separate Account, shares of the Underlying Funds may be sold to separate accounts of a number of different insurance companies, some of which may be affiliated. Those insurance company separate accounts may offer variable annuity contracts, variable life insurance policies, or both.

The Board of Directors (or Trustees) of each Underlying Fund is responsible for monitoring that Fund for the existence of any material irreconcilable conflict between the interests of participants in all separate accounts that invest in the Fund. The Board must determine what action, if any, the Underlying Fund should take in response to an irreconcilable conflict. If we believe that a response does not sufficiently protect our

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Owners, we will take appropriate action, and we may modify or reduce the
Subaccounts available to you.

--------------------------------------------------------------------------------
                              CHARGES YOU WILL PAY
--------------------------------------------------------------------------------

NO SALES CHARGES OR WITHDRAWAL FEES
--------------------------------------------------------------------------------

We do not deduct sales charges when you make a Contribution to the Contract, nor do we deduct surrender or withdrawal fees when you withdraw amounts from the Contract. However, if you have not reached the age of 59 1/2, federal tax penalties may apply to the taxable portion of amounts withdrawn or distributed.

NO SEPARATE ACCOUNT AND INSURANCE CHARGES
--------------------------------------------------------------------------------

There are no separate account or insurance "mortality and expense risk" charges deducted from your Contract. Your Contract guarantees that no separate account or Contract fees and charges will ever be imposed.

EXPENSES OF THE UNDERLYING FUNDS
--------------------------------------------------------------------------------

Owners and the Subaccounts indirectly pay the advisory fees and other expenses of the Underlying Funds. You should refer to "Table of Annual Expenses" in this Prospectus, which shows the expenses of the Underlying Funds for the most recent calendar year. Each Underlying Fund's prospectus, which can be viewed at our Website, contains a complete description of the Underlying Fund's fees and expenses.

PREMIUM TAXES
--------------------------------------------------------------------------------

We currently do not deduct state premium taxes from Contributions, unless required by state law. If the Annuitant elects an annuity benefit, we will deduct any applicable state premium taxes from the amount available for the annuity benefit. We reserve the right, however, to deduct all or a portion of the amount of any applicable taxes, including state premium taxes, from Contributions prior to their allocation among the Subaccounts. Currently, most state premium taxes range from 2% to 4%.

INCOME TAXES
--------------------------------------------------------------------------------

Although we do not currently deduct any charge for income taxes or other taxes that may be attributable to the Separate Account or your Contract, we reserve the right to do so in the future.

--------------------------------------------------------------------------------
               WHO MAY PURCHASE A CONTRACT AND MAKE CONTRIBUTIONS
--------------------------------------------------------------------------------

PURCHASE OF A CONTRACT; PARTICIPATION
--------------------------------------------------------------------------------

We issue Contracts to individuals and to groups. An individual's participation in a group Contract will be evidenced by a "certificate." For purposes of this Prospectus, the term Contract includes certificates. Each purchaser must complete the online Contract application at our Website and make an initial Contribution of at least the minimum required amount. You must be at least 18 years of age and younger than 91 years of age to be eligible to purchase the Contract.

A person to whom we issue a Contract, even if the person names someone else as the Annuitant, is the owner of the Contract and will possess all the rights under the Contract.

ACCEPTANCE OF INITIAL CONTRIBUTIONS. When we receive your completed application, other necessary information and your initial Contribution, we will accept the application and issue the Contract, or reject it, within two business days of receipt.

If you did not properly complete the application, we will retain the Contribution for up to five business days while we attempt to obtain the information necessary to complete the application. We will accept the Contribution within two business days after we receive the completed application.

If we do not receive a completed application for you within five business days, we will return the Contribution at the end of that period unless we obtain your consent to hold the Contribution for a longer period.

We will deliver a confirmation statement to your Personal File at or about the time we accept your initial Contribution. You should review this confirmation to ensure the transaction was carried out correctly.


CANCELLATION OF CONTRACT. You may surrender a Contract for cancellation within ten days after we place the Contract in your Personal File by executing a Contract Cancellation form through our Website. The ten day period may be extended as required by law in some states. Transfers between Subaccounts are not permitted during the ten day period (or longer, if required by state law). If you cancel your Contract, we will refund all Contributions you allocated to the General Account, plus your Account Balance in the Separate Account on the date of surrender or, if your state requires, the greater of your Account Balance or your Contributions allocated to the Separate Account. If you reside in a state that requires return of Contributions, we will allocate Contributions you make during the cancellation right period to the PIMCO VIT Money Market Subaccount until the end of that period at which time we will reallocate Account Value in the PIMCO VIT Money Market Subaccount to the Subaccounts you have chosen. You should consult the Contract for applicable provisions.

PAYMENT OF CONTRIBUTIONS
--------------------------------------------------------------------------------

You may make Contributions directly to us. We will not accept Contributions on or after your 91st birthday. The minimum initial contribution is $1,000. Thereafter, you may make Contributions at whatever intervals and in whatever amounts you select, except that each additional Contribution must be at least $100. (From time to time we may change these minimums.). We do not limit the total amount of Contributions that can be made under the Contract but we reserve the right to do so in the future.

If you cancel a purchase payment or if your check is returned due to insufficient funds, you will be responsible for any losses or fees imposed by your financial institution and losses that may be incurred as a result of any decline in the value of the canceled purchase.

SYSTEMATIC CONTRIBUTIONS
--------------------------------------------------------------------------------

Our Systematic Contributions program allows you to pre-authorize monthly or quarterly withdrawals from your checking account to make your Contributions. You can enroll in the program, revise your participation in the program or change the bank account from which Contributions will be made through our Website. You or we may end your participation in the program with 30 days' notice. We may end your participation if your bank declines to make any payment. The minimum amount for Systematic Contributions is $100 whether you choose the monthly or quarterly mode. There is no charge to participate in the Systematic Contributions program.

ALLOCATION OF CONTRIBUTIONS
--------------------------------------------------------------------------------

You may allocate Contributions among the Subaccounts and the General Account.

We will allocate a Contribution according to the instructions we currently have on file for you. As explained below under the heading "Your Account Balance In The Subaccounts - Accumulation Unit Values for Transactions," Contributions you allocate to a Subaccount will receive that Subaccount's Accumulation Unit value next computed after our receipt of your Contribution. The following rules apply for determining the date of our receipt of your initial and any subsequent
Contributions:

     - If you make a Contribution by check, that Contribution is deemed received by us on the day of receipt if that day is a Valuation Day and we receive the Contribution by close of business on the New York Stock Exchange (NYSE) (normally 4:00 p.m. ET), otherwise your Contribution is deemed received on the next Valuation Day.

     - If you make a Contribution by electronic funds transfer (EFT), that Contribution is deemed received by us on the second Valuation Day after our receipt of your notification of intent to make the Contribution by EFT. For these purposes, if you submit your EFT notification after the close of business on the NYSE on a Valuation Day or at any time on a weekend or holiday, that notification will be deemed received by us on the next Valuation Day.

     - Special rules apply to transactions involving Subaccounts that invest in Underlying Funds which primarily invest outside the United States. See "Your Account Balance In The Subaccounts - Limitations on Transactions Involving International Subaccounts."

You can view your current allocation instructions through our Website. You may change your allocation instructions for future Contributions from time to time. You can do this by entering it on our Website. Your allocation instructions must specify the percentage, in any whole percentage from 0% to 100%, of each Contribution to be allocated to each of the Subaccounts or the General Account. The percentages you give us must add up to 100%. You should periodically review your allocations in light of market conditions and your retirement plans and needs.

--------------------------------------------------------------------------------
                   HOW TO CONTACT US AND GIVE US INSTRUCTIONS
--------------------------------------------------------------------------------

CONTACTING AMERICAN LIFE
--------------------------------------------------------------------------------

If you have questions about your Contract, you should first consult the "Frequently Asked Questions" section of our Website. If we have not answered your question there, you can either go to our Website and click on "Contact Us" for secure online correspondence or e-mail us at service@americanlifeny.com or call us at (800) 853-1969 and we will answer as promptly as we can.

You will be able to make all notices, requests and elections required or permitted under the Contracts through our Website.

We may require you to provide certain information to us in paper format. For example, we will require an original copy of the Annuitant's death certificate for purposes of paying the death benefit to your Beneficiary. When required, you should send documents in paper form to the following address:

                 The American Life Insurance Company of New York
                             300 Distillery Commons
                                    Suite 300
                           Louisville, Kentucky 40206

SECURITY OF ELECTRONIC COMMUNICATIONS WITH US
--------------------------------------------------------------------------------

Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from us. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, we may enhance our systems.

You will be required to provide your user ID and password to access your Personal File and perform transactions at our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and we are not responsible for fraudulent transactions we believe to be genuine according to these procedures. Accordingly, you bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Personal File regularly which will give you an opportunity to prevent multiple fraudulent transactions. Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Personal File and to notify us promptly of any unusual activity.

We only honor instructions from someone logged into our secure Website using a valid user ID and password. We cannot guarantee the privacy or reliability of e-mail, so we will not honor requests for transfers or changes received by e-mail, nor will we send account information through e-mail. All transfers or changes should be made through our secure Website.

If you want to ensure that our encryption system is operating properly, go to the icon that looks like a "locked padlock." This shows that encryption is working between your browser and our web server. You can click or double-click on the padlock to get more information about the server. When you click the "view certificate" button (in Netscape) or the "subject" section (in Internet Explorer), you should see "Inviva, Inc." listed as the owner of the server you are connected to. This confirms that you are securely connected to our server.

CONFIRMATION STATEMENTS TO OWNERS
--------------------------------------------------------------------------------

We will send a confirmation statement to your Personal File each time you change your allocation instructions, we receive a new Contribution from you, you transfer any portion of your Account Balance among the Subaccounts or the General Account or you make a withdrawal. The confirmation for a new Contribution or transfer of Account Balance may be an individual statement or may be part of your next quarterly account statement. You should review your confirmation statements to ensure that your transactions are carried out correctly. If you fail to do so, you risk losing the opportunity to ask us to correct an erroneous transaction.

--------------------------------------------------------------------------------
                     YOUR ACCOUNT BALANCE IN THE SUBACCOUNTS
--------------------------------------------------------------------------------

ACCUMULATION UNITS IN SUBACCOUNTS
--------------------------------------------------------------------------------

We use Accumulation Units to represent Account Balances in each Subaccount. We separately value the Accumulation Unit for each Subaccount.

We determine your Account Balance in the Separate Account as of any Valuation Day by multiplying the number of Accumulation Units credited to you in each Subaccount by the Accumulation Unit value of that Subaccount at the end of the Valuation Day.


Investment experience of the Subaccounts does not impact the number of Accumulation Units credited to your Account Balance. The value of an Accumulation Unit for a Subaccount, however, will change as a result of the Subaccount's investment experience, in the manner described below.


CALCULATION OF ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

We determine Accumulation Unit values for the Subaccounts as of the close of business on each Valuation Day (generally at the close of the NYSE). A Valuation Period is from the close of a Valuation Day until the close of the next Valuation Day.

The dollar value of an Accumulation Unit for each Subaccount will vary from Valuation Period to Valuation Period. The Accumulation Unit value of a Subaccount for any Valuation Day is equal to the Accumulation Unit value for the previous Valuation Day multiplied by the ACCUMULATION UNIT VALUE CHANGE FACTOR for that Subaccount on the current day. We determine an ACCUMULATION UNIT VALUE CHANGE FACTOR as follows:

     - First, we take the Subaccount's asset value at the end of the current Valuation Period before any amounts are allocated to or withdrawn from that Subaccount during the current Valuation Period.

     - Then, we divide this amount by the Subaccount's asset value at the end of the previous Valuation Period after any change in the number of Accumulation Units for that Valuation Period.

Generally, this means that we adjust Accumulation Unit values to reflect the investment experience of the Underlying Funds. An Underlying Fund's investment experience reflects the deduction of the Fund's fees and charges. Thus, a Subaccount's Accumulation Unit value is affected by the Underlying Fund's fees and charges.

ACCUMULATION UNIT VALUES FOR TRANSACTIONS
--------------------------------------------------------------------------------

When you allocate Contributions to a Subaccount or transfer any Account Balance to a Subaccount, we credit Accumulation Units to your Account Balance. When you withdraw or transfer any Account Balance from a Subaccount, we cancel Accumulation Units from your Account Balance.

The Accumulation Unit value for a transaction is the Unit value for the Valuation Period during which we receive the Contribution or request. As a result, we will effect the transaction at the Accumulation Unit value we determine at the NEXT CLOSE of a Valuation Day (generally the close of the NYSE on that business day).

We calculate the number of Accumulation Units for a particular Subaccount by dividing the dollar amount you have allocated to, or withdrawn from, that Subaccount during the

Valuation Period by the applicable Accumulation Unit value for that Valuation Period. We round the resulting number of Accumulation Units to three decimal places.


--------------------------------------------------------------------------------
                          TRANSFERS OF ACCOUNT BALANCE
--------------------------------------------------------------------------------

Subject to the limitations set forth in this Prospectus, you may transfer all or a portion of your Account Balance among the Subaccounts and between the Separate Account and the General Account. There are no tax consequences to you for transfers.

You may transfer your Account Balance at any time but only through our Website. Please take into account transmittal time, as heavy traffic on the Internet may limit Website availability or Website response. The amount transferred must be at least $100 in total. Your user ID and password are required to effect a transfer. We will honor transfer instructions from any person who provides correct identifying information and we are not responsible for fraudulent transfers we believe to be genuine according to these procedures. Accordingly, you bear the risk of loss if unauthorized persons make transfers on your behalf.

All transfers will be confirmed to your Personal File. A transfer request does not change the allocation of current or future Contributions among the Subaccounts and the General Account.


LIMITATIONS ON TRANSFERS
--------------------------------------------------------------------------------


Because excessive transfers among Subaccounts can disrupt the management of the Underlying Funds and increase the Underlying Funds' costs for all owners of Contracts, we reserve the right to limit the number of transfers you may make in any Contract year or to refuse any transfer request if:

(1) we determine, in our sole discretion, that your transfer patterns among the Subaccounts reflect a market timing strategy; or

(2) we are informed by one or more of the Underlying Funds that the purchase or redemption of shares is to be restricted because of excessive transfers, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of the Underlying Funds; or

(3) we believe, in our sole discretion, that your transfers may have a detrimental effect on Subaccount Accumulation Unit values or the share prices of the Underlying Funds.

We will inform you by placing a notice in your Personal File if your requested transfer is not made. Accordingly, you may wish to check your Personal File after you have submitted a transfer request to determine whether it has been made. If your transfer request is not processed by us because of these limitations, you will need to submit a new request at a later date.

LIMITATION ON TRANSFERS INVOLVING INTERNATIONAL SUBACCOUNTS
--------------------------------------------------------------------------------

Certain transactions involving International Subaccounts may adversely affect existing Contract Owners. Accordingly, we will not accept an order for an International Subaccount that:

(1)  is placed between 9:00 a.m. ET and 4:00 p.m. ET on a Valuation Day; AND

(2)  is for a transfer whose amount is equal to or greater than $50,000.

If your order is not accepted by us because of this limitation, we will inform you by placing a notice in your Personal File. Accordingly, you may wish to check your Personal File after you have submitted your order to determine whether it has been accepted. If your order was not accepted, you can re-submit it (1) before 4:00 p.m. ET in an amount less than $50,000 for processing at that Valuation Day's Accumulation Unit value or (2) after 4 p.m. ET (but before 9:00 a.m. ET on the following Valuation Day) for processing at the following Valuation Day's Accumulation Unit value.

We consider the following Subaccounts to be International Subaccounts: AMERICAN CENTURY VP INTERNATIONAL SUBACCOUNT; BERGER IPT - INTERNATIONAL SUBACCOUNT; DELAWARE VIP EMERGING MARKETS SUBACCOUNT; DELAWARE VIP INTERNATIONAL VALUE SUBACCOUNT; PIMCO VIT - FOREIGN BOND SUBACCOUNT; PIONEER EUROPE VCT SUBACCOUNT; SCUDDER VIT EAFE(R) EQUITY INDEX SUBACCOUNT; THE UNIVERSAL INSTITUTIONAL ACTIVE INTERNATIONAL ALLOCATION SUBACCOUNT; THE UNIVERSAL INSTITUTIONAL EMERGING MARKETS DEBT SUBACCOUNT; THE UNIVERSAL INSTITUTIONAL EMERGING MARKETS EQUITY SUBACCOUNT; THE UNIVERSAL INSTITUTIONAL GLOBAL VALUE EQUITY SUBACCOUNT; AND THE UNIVERSAL INSTITUTIONAL INTERNATIONAL MAGNUM SUBACCOUNT. We may add new International Subaccounts in the future.

ASSET REBALANCING
--------------------------------------------------------------------------------

Your asset allocation percentages may vary over time from your initial allocation because the value of your Subaccounts will fluctuate with the investment performance of the Underlying Funds. Our Asset Rebalancing feature allows you to automatically reallocate your Account Balance to maintain your desired asset allocation. If you choose to participate in Asset Rebalancing, we transfer the appropriate amount from the "overweighted" Subaccounts to the "underweighted" Subaccounts to return your allocations to the percentages you request. Participation in Asset Rebalancing does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market.

You can enroll in Asset Rebalancing at our Website at any time. You must specify the Subaccounts to which we will realloacte your Account Balance and the percentage of the Account Balance you would like directed to each. The sum of these percentages must equal 100%. Only the portion of your Account Balance allocated to the Separate Account is eligible to participate in Asset Rebalancing; thus, assets of yours held in our General Account will not be affected by Asset Rebalancing. At our Website, you must also instruct us as to the frequency with which you would like Asset Rebalancing to occur. Asset Rebalancing can be set up as a one-time reallocation or on a monthly, quarterly, semi-annual or annual basis.

If you choose to rebalance only once, the rebalancing will take place on the first Valuation Day following the day of your request. If you select to rebalance on a monthly, quarterly, semi-annual or annual basis, the first rebalancing will take place on the first Valuation Day following the day of your request and subsequent rebalancings will occur at the beginning of each frequency period thereafter. For example, if we receive a request for quarterly Asset Rebalancing on January 9, your first rebalancing will occur on January 10 (or the following Valuation Day, as applicable) and every three months thereafter on the 10th (or the following Valuation Day, as applicable).

You may change your allocation instructions or stop Asset Rebalancing at any time by visiting our Website and following the directions we provide. We presently do not impose a charge for Asset Rebalancing. We reserve the right to modify, suspend, or terminate Asset Rebalancing at any time and for any reason.


--------------------------------------------------------------------------------
             OUR PAYMENT OF ACCOUNT BALANCE TO YOU OR A BENEFICIARY
--------------------------------------------------------------------------------


YOUR RIGHT TO MAKE WITHDRAWALS, INCLUDING BY SYSTEMATIC WITHDRAWALS
--------------------------------------------------------------------------------


You may withdraw your Account Balance, in whole or in part, at any time during the Accumulation Period. A full withdrawal results in the surrender of your Contract. Your revocation of consent to electronic delivery of documents will be treated by us as a request to surrender the Contract in full and we will pay the proceeds as described below, unless you instruct us that you are exchanging the Contract for another contract.

All withdrawals must be made through our Website. We will pay the proceeds of a withdrawal via electronic funds transfer (EFT) to your bank account or by paper check. We may take up to seven days following receipt of your withdrawal request to process the request. Withdrawals may result in adverse tax consequences to you. See "Income Tax Consequences of Withdrawals" below. You can avoid potential adverse tax consequences of a surrender by making a tax-free exchange of your Contract in accordance with Section 1035 of the Code. Consult your tax adviser.


SYSTEMATIC WITHDRAWALS OPTION. If you have reached age 59 1/2, you may elect to make withdrawals of Account Balance by telling us to withdraw a set amount on either a monthly or quarterly basis. You must specify an amount, which may not be less than $100, and must tell us whether withdrawals should be taken from the Subaccounts, the General Account or both. We will send the Systematic Withdrawal payments to you, except that we will send them to the Annuitant if you have named someone else as the Annuitant. We will send payments to the account designated on our Website via electronic funds transfer (EFT). We will process your first payment on the first Valuation Day following the day of your request. There is no charge for the Systematic Withdrawals option.

When you are receiving Systematic Withdrawal payments, you may not make Contributions. However, you may transfer Account Balance among Subaccounts and the General Account and make other withdrawals during this time.

Systematic Withdrawal payments will continue until the earliest of (a) your death; (b) our receipt of your request through our Website to change or end the payments; (c) the decline in your Account Balance (or in the General Account or in any Subaccount that you have designated for withdrawals) so that the remaining balance is not large enough to cover the next payment due; or (d) your Annuity Commencement Date.

INCOME TAX CONSEQUENCES OF WITHDRAWALS. You should consider the possible adverse Federal income tax consequences of any withdrawal, including withdrawals under the Systematic Withdrawal Option. You will be taxed at ordinary income tax rates on the portion of your withdrawal that is taxable. You will not be taxed on the amount of any Contributions you made with "after-tax" dollars, but there are special rules under the Code for determining whether a withdrawal, or portion of a withdrawal, will be considered a return to you of after-tax Contributions (see "Federal Tax Information").


PENALTY TAX ON TAXABLE PORTION OF WITHDRAWALS. There is a 10% Federal penalty tax on the taxable amount of withdrawals you make during the Accumulation Period, unless one of the following exceptions applies:

     -    you have reached age 59 1/2,

     -    you are disabled or have died,

     - the distributions are Annuity Payments over your life (or life expectancy) or over the joint lives (or joint life expectancies) of you and the Beneficiary, or

     - in certain other circumstances. Refer to "Federal Tax Information" for a listing of circumstances when the penalty is not due.

HOW TO TELL US AN AMOUNT TO TRANSFER OR WITHDRAW
--------------------------------------------------------------------------------

To tell us the amount of your Account Balance to transfer or withdraw, you may specify to us:

     -    the dollar amount to be taken from each Subaccount and the General
          Account,

     - for the Subaccounts, the number of Accumulation Units to be transferred or withdrawn, or

     - the percentage of your Account Balance in a particular Subaccount or in the General Account to be transferred or withdrawn.

For transfers, you also must specify where you are moving the transferred amount. Your request for a transfer or withdrawal is not binding on us until we receive all information necessary to process your request.

DEATH BENEFIT PRIOR TO ANNUITY COMMENCEMENT DATE
--------------------------------------------------------------------------------

During the Accumulation Period, we will pay a death benefit to your Beneficiary upon your death or, when you are not the Annuitant, upon the death of either you or the Annuitant, whichever comes first.

A death benefit claim can be made in writing, by telephone or electronically. We will pay the death benefit after we have received:

     -    due proof of your or, if different, the Annuitant's death;

     - notification of election by the Beneficiary(ies) of the form in which we are to pay the death benefit; and

     - all other information and documentation necessary for us to process the death benefit request.

The amount of the death benefit will be the value of your Account Balance as of the date on which we receive the items listed above. (If you were the Annuitant and your Eligible Spouse is the Beneficiary, special rules apply as described below).

FORM OF PAYMENT OF DEATH BENEFIT. The Beneficiary will elect the form of death benefit. Payout options include a lump sum or annuity payments. We will pay the death benefit in a lump sum if the Beneficiary fails to elect a form of death benefit. The Code imposes special requirements on the payment of a death benefit, as described below. A Beneficiary who wishes to elect a payout option other than a lump sum must consent to receive electronically all documents and reports relating to your Contract.

In general, any method of distribution that your Beneficiary selects must comply with one of the following.

(a) FIVE YEAR RULE. The general rule is that we must pay the entire death benefit to the Beneficiary by December 31 of the year that is five years after your death (or the Annuitant's death, if applicable), unless we pay the death benefit in accordance with (b) or (c) below.

(b) LIFE ANNUITY RULE. If a Beneficiary selects a life annuity, the entire death benefit must generally be distributed to the Beneficiary in the form of Annuity Payments that begin within one year of your (or the Annuitant's) death and are payable over a period of time that is not more than the Beneficiary's life or life expectancy, whichever is longer.

(c) BENEFICIARY IS YOUR ELIGIBLE SPOUSE. Your spouse may be able to continue the Contract. When you are the Annuitant, a Beneficiary who is your Eligible Spouse may choose to be considered as the Owner for purposes of determining when distributions must begin. In effect, your spouse can be substituted as the Owner and the death benefit distribution requirements will not apply until the spouse's death.

TERMINATION OF A CONTRACT
--------------------------------------------------------------------------------

We may, in our sole discretion, return your Account Balance and terminate a Contract prior to the Annuity Commencement Date if:

     -    you have not made Contributions for three consecutive years,

     -    your Account Balance is less than $500, and

     -    you have reached the age 59 1/2.

Before we elect to terminate a Contract, we will notify you of our intention to do so by placing a message in your Personal File and provide a period of 90 days during which you may make additional Contributions to reach the specified minimum. You should check your Personal File regularly. We will pay your Account Balance to you in a single sum if we terminate your Contract.

WHEN WE MAY POSTPONE PAYMENTS
--------------------------------------------------------------------------------


We will pay any amounts due from the Separate Account for a withdrawal (including a Systematic Withdrawal payment), death benefit or termination, and will transfer, subject to our rules on transfers, any amount from the Separate Account to the General Account, within seven days, unless:


     - The NYSE is closed for other than usual weekends or holidays, or trading on that Exchange is restricted as determined by the Commission; or

     - The Commission by order permits postponement for the protection of Owners; or

     - An emergency exists, as determined by the Commission, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets.

--------------------------------------------------------------------------------
               YOU MAY OBTAIN AN ANNUITY WITH YOUR ACCOUNT BALANCE
--------------------------------------------------------------------------------

AMOUNT OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------

At your Annuity Commencement Date, we will apply your Account Balance to purchase a stream of Annuity Payments (an annuity). Once Annuity Payments have begun, you cannot change the annuity form you have selected nor make Contributions, transfers or withdrawals under the Contract. You may elect to receive your Account Balance by making partial or full withdrawals, including under the Systematic Withdrawals option, instead of receiving Annuity Payments. See "Your Right to Make Withdrawals, including by Systematic Withdrawals".


The dollar amount of each of your Annuity Payments will be fixed and we guarantee to make those Payments according to the form of annuity you select. The amount of the Annuity Payments depends only on the annuity form you choose, the applicable annuity purchase rates and your Account Balance. The life expectancy of the Annuitant(s) is a factor we use in determining the amount of the Annuity Payments, if the form of annuity requires us to make payments for the life of the Annuitant (or joint lives of the Annuitant and joint Annuitant).

We guarantee that the purchase rates we use to determine the amount of Annuity Payments will never be less favorable for you than the guaranteed rates in the Contract.

We will send Annuity Payments directly to the Annuitant's bank account through electronic funds transfer (EFT).

ANNUITY COMMENCEMENT DATE
--------------------------------------------------------------------------------

You must notify us, through our Website, of the Annuity Commencement Date in advance, according to our procedures. You may elect an Annuity Commencement Date that is no earlier than the first day of the first calendar month following the purchase of the Contract and no later than the first day of the month in which you turn 91 years of age.

AVAILABLE FORMS OF ANNUITY
--------------------------------------------------------------------------------

You may select or change the form of annuity at any time prior to 30 days before your Annuity Commencement Date.

You may choose a form of annuity from the following list. You can choose to have us make monthly, quarterly or annual Annuity Payments. You will be the Annuitant, unless you named someone else as the Annuitant.

TEN YEARS CERTAIN AND CONTINUOUS FORM. This annuity form provides for Annuity Payments to the Annuitant, continuing until the later of the month of the Annuitant's death and the end of 10 years (the certain period). If the Annuitant dies before the end of the 10 year certain period, the Annuitant's Beneficiary will receive the Annuity Payments until the end of the 10 year period. If the Beneficiary dies before the end of the 10 year period, we will pay the commuted value of the remaining Annuity Payments to the payee named by you.

JOINT AND 66 2/3% SURVIVOR LIFE WITH 10 YEAR PERIOD CERTAIN FORM. This annuity form provides a Annuity Payment during the lifetime of the Annuitant and 66 2/3% of that Annuity Payment to the joint Annuitant after the Annuitant's death if the joint Annuitant survives the Annuitant. If both the Annuitant and the joint Annuitant die before the end of the 10 year period, payments continue in the amount last paid until the end of 10 years (the certain period) to the Beneficiary. If a person named as an Annuitant's joint annuitant dies prior to the Annuity Commencement Date, your election of this annuity form is cancelled automatically and reverts to the Ten Years Certain and Continuous Form.


FULL CASH REFUND FORM. This annuity form provides for Annuity Payments to the Annuitant, continuing until the month of the Owner's death. If the amount of total payments we make to you is less than your Account Balance when we began making payments, then we will pay the difference to the Beneficiary. The Beneficiary may elect to receive the amount in a lump sum or as an annuity in the Ten Years Certain and Continuous Form.


We will calculate any commuted value on the basis of compound interest at a rate we determine that is consistent with the interest assumption for the annuity rates we used to determine the Annuity Payments.

In addition to the forms of annuity listed above, we may in our discretion offer additional forms of annuity as of your Annuity Commencement Date. As of the date of this Prospectus, we are offering the following additional forms of annuity and have the right to discontinue offering these forms at any time.

PERIOD CERTAIN AND CONTINUOUS ANNUITY. Same as the Ten Years Certain and Continuous annuity above, except that the period may be for three or five years or for some other period we approve.

JOINT AND SURVIVOR LIFE WITH PERIOD CERTAIN ANNUITY. Same as the Joint and Survivor Life with Period Certain annuity above, except that the percentage to the contingent Annuitant may be 50%, 75% or 100%, rather than 66 2/3%, and the Period Certain may be different, as elected by the Annuitant.

JOINT AND SURVIVOR LIFE ANNUITY. Same as the Joint and Survivor Life With Period Certain annuity above, except that payments will end upon the death of the survivor as between the Annuitant and the contingent Annuitant. There is no guaranteed minimum payment period.

NON-REFUND LIFE ANNUITY. We make a monthly Annuity Payment until the death of the Annuitant. No amount is payable to any contingent Annuitant or Beneficiary.

DEATH BENEFIT AFTER ANNUITY COMMENCEMENT DATE
--------------------------------------------------------------------------------

If an Annuitant (and the joint Annuitant if the form is a joint annuity) dies on or after the Annuity Commencement Date, your Beneficiary will receive the death benefit (if any) provided by the form of annuity under which Annuity Payments were made. See "Available Forms of Annuity" above.

LUMP SUM FOR SMALL ANNUITY PAYMENTS
--------------------------------------------------------------------------------

If the annuity benefit payable would be less than $240 each year, we may elect to pay the present value of the annuity benefit in a single payment to the payee.

--------------------------------------------------------------------------------
                               OUR GENERAL ACCOUNT
--------------------------------------------------------------------------------

SCOPE OF PROSPECTUS
--------------------------------------------------------------------------------

This Prospectus serves as a disclosure document for the variable, or Separate Account, interests under the Contracts. We have not registered the Contracts under the Securities Act of 1933 for allocations to the General Account, nor is the General Account registered as an investment company under the 1940 Act. The staff of the Commission has not reviewed the disclosures in this Prospectus that relate to the General Account. Disclosures regarding the fixed portion of the Contracts and the General Account, however, generally are subject to certain provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

GENERAL DESCRIPTION
--------------------------------------------------------------------------------
Amounts that you allocate to the General Account become part of our general assets. Our General Account supports our insurance and annuity obligations. The General Account consists of all of our general assets, other than those in the Separate Account and other segregated asset accounts.

We bear the full investment risk for all amounts that Owners allocate to the General Account. We have sole discretion to invest the assets of the General Account, subject to applicable law. Your allocation of Account Balance to the General Account does not entitle you to share in the investment experience of the General Account.


From time to time, we declare rates at which we will credit interest to Owners' Account Balances in the General Account. We guarantee that this rate will never be less than an effective annual rate of 3%. We are not obligated to credit interest in excess of 3% per year. In our sole discretion, we may credit a higher or lower rate of interest to Account Balances in the General Account than are presently being credited. The rate of interest you will earn on assets you allocate to the General Account is guaranteed for three months from the date you make the allocation. This means your interest rate will not change even if we declare an interest rate during your three month guarantee period that is higher or lower than the one being credited to your Account Balance in the General Account. No later than seven business days prior to the end of your three month guarantee period, we will notify you as to the applicable interest rate (if that rate differs from the current rate) for your next three month guarantee period should you choose to leave the assets invested in the General Account. At any time during a three month period, you may transfer from the General Account without any penalty.

TRANSFERS AND WITHDRAWALS
--------------------------------------------------------------------------------


You may transfer any portion of your Account Balance to or from the General Account and may withdraw any portion of your Account Balance from the General Account prior to the Annuity Commencement Date, subject to our rules on transfers. See "Your Right to Transfer Among Subaccounts and the General Account" and "Your Right to Make Withdrawals, including by Systematic Withdrawals" under "Our Payment of Account Balance to You or a Beneficiary". We have the right to delay transfers and withdrawals from the General Account for up to six months following the date that we receive the transaction request.


--------------------------------------------------------------------------------
                             ADMINISTRATIVE MATTERS
--------------------------------------------------------------------------------

DESIGNATION OF BENEFICIARY
--------------------------------------------------------------------------------

You may designate one or more persons as your Beneficiary(ies). You may change a Beneficiary while you are living, either before or after the Annuity Commencement Date, by executing and sending to us the online "Change of Beneficiary" form, which can found at our Website. The designation or change in designation will take effect when we receive the notice, whether or not you are living at the time we receive it. We will not be liable for any payment or settlement we make before we receive the notice of Beneficiary or change of Beneficiary.

If no Beneficiary designated by you is living at the time of your death during the Accumulation Period or the Annuitant's death, if different, or when the Annuitant dies (and the joint Annuitant, if any dies) during the Annuity Period, we will pay a lump sum or the commuted value of any remaining periodic payments to a Beneficiary or Beneficiaries determined under the Contract. The Contract lists classes of Beneficiaries in an order of preference. We will pay the surviving family member(s) in the first class of Beneficiaries we find, in this order:

     -    your spouse;

     -    your children;

     -    your parents; and

     -    your brothers and sisters.

If we do not find family members in these classes, we will pay the executors or administrators of your estate.

MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

ASSIGNMENT OF CONTRACTS. You may assign your Contract. However, it can be assigned only to someone who has consented to electronic delivery of all documents related to the

Contract. Your assignment will not be binding on us until we have recorded it, and an assignment will not apply to payments we make before we record the assignment. We cannot assume any responsibility for the validity or effect of any assignment.

MODIFICATION OR AMENDMENT OF CONTRACTS. Our rights and obligations under a Contract cannot be changed or waived, unless one of our duly authorized officers signs an agreement to the change or waiver. No amendment or endorsement will affect the amount or terms of any Annuity Payments we provide under a Contract that commenced before the amendment or endorsement.

EVIDENCE OF SURVIVAL. When payment of a benefit is contingent upon the survival of any person, we may require that evidence of that person's survival be furnished to us by means satisfactory to us.

MISSTATEMENT OF INFORMATION. If we pay a benefit under a Contract based on information that you or your Beneficiary misstated to us, we will recalculate the benefit when we learn of the misstatement. We will adjust the amount of the benefit payments, or the amount applied to provide the benefit, or both, to the proper amount we determine based on the corrected information.

If we underpaid benefits due to any misstatement, we will pay the amount of the underpayment in full with the next payment due under the Contract. If we overpaid any benefits due to a misstatement, we will deduct the overpayment to the extent possible from payments as they become due under the Contract. We will include interest on the amount of any underpayments or charge interest on overpayments, at the effective rate then required under State insurance law provisions.

INFORMATION AND DETERMINATION. You must furnish us with the facts and information that we may require for the operation of the Contract including, upon request, the original or photocopy of any pertinent records held by you. We may rely on reports and other information furnished by or on your behalf and are not obligated to inquire as to the accuracy or completeness of such reports and information.


--------------------------------------------------------------------------------
                             FEDERAL TAX INFORMATION
--------------------------------------------------------------------------------

For Federal income tax purposes, the Separate Account is not separate from us, and its operations are considered part of our operations. Under existing Federal income tax law, we do not pay taxes on the net investment income and realized capital gains earned by the Separate Account. We reserve the right, however, to make a deduction for taxes if in the future we must pay tax on the Separate Account's operations.

OBTAINING TAX ADVICE
--------------------------------------------------------------------------------

The description below of the current federal tax status and consequences for Owners under the Contracts does not cover every possible situation and is for information purposes only. Tax provisions and regulations may change at any time. Tax results may vary depending upon your individual situation, and special rules may apply to you in certain cases. You also may be subject to State and local taxes, which may not correspond to the Federal tax provisions.

For these reasons, you or a Beneficiary should consult a qualified tax adviser for complete tax information.

PAYMENTS UNDER ANNUITY CONTRACTS GENERALLY
--------------------------------------------------------------------------------

Section 72 of the Code describes the income taxation of Annuity Payments. We intend that the provisions of Section 72 will apply to payments we make under your Contract.

The general rule is that you must receive a payment under a Contract in order to be subject to income taxation. If you are an individual, you do not include in gross income the interest and investment earnings we credit to your Account Balance until you withdraw or otherwise receive such amounts. If the owner of a Contract is not a natural person, then the owner may be required to include in gross income the interest and investment earnings on amounts under the Contract.

When you receive a distribution or Annuity Payments, all or part of the payments will be taxable to you as ordinary income. An important factor in determining the taxable portion is whether you have an INVESTMENT IN THE CONTRACT, which generally is the amount of after-tax Contributions (not deducted or excluded from gross income) that you have made and not previously withdrawn.

The following are general concepts, and you should refer to the discussions below for your type of Contract.

- If you do not have an investment in the contract, you must include in gross income the entire amount received during the tax year.

- If you do have an investment in the contract, you may be able to exclude from gross income a portion of the Annuity Payments or other distribution received.

- The amount you may exclude from gross income each year represents a partial return of your Contributions that were not tax deductible or excludable when made.

- The exclusion ratio is a method of determining the percentage of a distribution that you may exclude from gross income for a tax year. The percentage you may exclude is calculated by dividing your investment in the contract by your expected return from the Contract.

- The expected return is the present (or discounted) value of the Annuity Payments or other periodic payments we expect to make to you.

DISTRIBUTIONS UNDER A CONTRACT
--------------------------------------------------------------------------------

ANNUITY PAYMENTS. If you begin to receive Annuity Payments, or another form of periodic payments such as an installment method for a fixed period or a fixed amount, you may apply the exclusion ratio method to determine the amount to exclude from gross income for the tax year of the distribution.

After we make Annuity Payments or other periodic distributions for a sufficient period of time, you will receive back all of your investment in the contract. Thereafter, you must include in gross income the entire amount of the Annuity Payments or other periodic distributions, except that an Owner whose Annuity Commencement Date was before January 1, 1987 may continue to use the exclusion ratio method.

WITHDRAWALS. If you make cash withdrawals, you may not use the exclusion ratio and may owe tax on up to the entire amount of the withdrawal. You must include in gross income the amount withdrawn to the extent that the value of the Contract immediately before the withdrawal is greater than your investment in the contract. In effect, you must treat withdrawals as first being withdrawals of the increase in value under the Contract, and you are taxed on the entire amount of interest and earnings under the Contract before you may recover the investment in the Contract. A different method may be applicable for withdrawals under Contracts issued on or before August 14, 1982 (see "Obtaining Tax Advice").

LUMP SUM PAYMENTS. If you receive a single lump sum payment, you must include in gross income, for the tax year in which you receive the lump sum, the difference between the amount of the lump sum payment and the amount of your investment in the contract.

PENALTY TAXES FOR WITHDRAWALS
--------------------------------------------------------------------------------

In addition to ordinary income taxation, Section 72 of the Code imposes a penalty tax on premature withdrawals, which are withdrawals before you have reached age 59 1/2. This penalty tax is equal to 10% of the amount of the premature withdrawal that you include in gross income.

WHEN NO PENALTY TAX IS DUE

The taxable amount of a withdrawal you make before you reach age 59 1/2 is not subject to a penalty tax if:

     1.   You have died or become disabled;

     2. The withdrawal is part of a series of substantially equal periodic payments made over your life (or life expectancy) or over the joint lives (or joint life expectancies) of you and the Beneficiary;

     3. The withdrawn amount is attributable to Contributions made prior to August 14, 1982;

     4. The Contract was purchased in conjunction with a plan that meets the requirements of Section 401(a) of the Code or was issued under an IRA (but such payment may be subject to a similar tax applicable to premature distributions from such retirement plans);

     5.   The withdrawal is under an immediate annuity contract; or

     6. The Contract was purchased for an employee by a plan upon its termination, provided the plan met the requirements of Section 401(a) or Section 403(a) of the Code.

For premature payments received under Contracts issued before January 19, 1985, the penalty tax may be only 5% and additional exceptions may apply to certain amounts (see "Obtaining Tax Advice").

ESTATE TAXES; TAX LIABILITY OF BENEFICIARY FOR DEATH BENEFIT
--------------------------------------------------------------------------------

The death benefit payable to your Beneficiary is included in your estate for Federal estate tax purposes in most circumstances. An exception to this rule may apply for a Contract if you did not own or control the Contract at the time of (and for a period before) death. See "Obtaining Tax Advice."

A Beneficiary will not receive a "stepped-up basis" for the increase in value under your Contract over the amount of your Contributions. The gain under a Contract is called "income in respect of a decedent" (IRD), and the Beneficiary may owe income tax at ordinary income rates on the IRD when the Beneficiary receives the death benefit. See "Obtaining Tax Advice." If your estate pays any estate tax on the death benefit, the Beneficiary may be able to credit the estate tax paid against the income tax the Beneficiary owes. A Beneficiary should consult a tax adviser for a complete explanation of the rules that will apply to the Beneficiary's particular situation.

WITHHOLDING ON ANNUITY PAYMENTS AND OTHER DISTRIBUTIONS
--------------------------------------------------------------------------------

We are required to withhold Federal income tax on Annuity Payments and other distributions, such as lump sum distributions or withdrawals. In addition, certain states require us to withhold if Federal withholding is applicable. In some instances, you may elect to have us not withhold Federal income tax.

When you (or a Beneficiary) request withdrawals or Annuity Payments, we will advise you (or your Beneficiary) of possible elections to be made.

We are required to withhold Federal income tax on Annuity Payments and other distributions, such as partial or lump sum withdrawals, unless the recipient has provided us with a valid election not to have Federal income tax withheld. You may, at any time, revoke an election not to withhold. If you revoke an election, we will begin withholding.

We will withhold only against the taxable portion of the Annuity Payments or of the other distributions. The rate we use will be determined based upon the nature of the distribution(s).


     - For Annuity Payments, we will withhold Federal tax in accordance with the Annuitant's withholding certificate. If an Annuitant does not file a withholding certificate with us, we will withhold Federal tax from Annuity Payments on the basis that the Annuitant is married with three withholding exemptions.


     - For most withdrawals, we will withhold Federal tax at a flat 10% rate of the amount withdrawn.

DIVERSIFICATION OF INVESTMENTS
--------------------------------------------------------------------------------

For a Contract to be treated as an annuity for federal income tax purposes, the investments of the Subaccounts must be adequately diversified in accordance with the Code. The diversification requirements do not apply to Individual Retirement Annuity Contracts. If the Separate Account or a Subaccount failed to comply with these diversification standards, a Contract would not be treated as an annuity contract for Federal income tax purposes and the Owner would generally be taxable currently on the excess of the Account Balance over the Contributions to the Contract.

Although we may not control the investments of the Subaccounts or the Underlying Funds, we expect that the Subaccounts and the Underlying Funds will comply with such regulations so that the Subaccounts will be considered "adequately diversified." Owners bear the risk that the entire Contract could be disqualified as an annuity under the Code due to the failure of the Separate Account or a Subaccount to be deemed to be adequately diversified.

OWNER CONTROL
--------------------------------------------------------------------------------

In three Revenue Rulings issued between 1977 and 1982, the Internal Revenue Service held that where a variable annuity contract holder had certain forms of actual or potential control over the investments that were held by the insurance company under the contract, the contract owner would be taxed on the income and gains produced by those investments. We do not believe that an Owner of a Contract will have any of the specific types of control that were described in those Rulings. However, because the current scope and application of these three Revenue Rulings are unclear, we reserve the right to modify the Contract as may be required to maintain favorable tax treatment.

--------------------------------------------------------------------------------
             YOUR VOTING RIGHTS FOR MEETINGS OF THE UNDERLYING FUNDS
--------------------------------------------------------------------------------

We will vote the shares of the Underlying Funds owned by the Separate Account at regular and special meetings of the shareholders of the Underlying Funds. We will cast our votes according to instructions we receive from Owners. The number of Underlying

Fund shares that we may vote at a meeting of shareholders will be determined as of a record date set by the Board of Directors or Trustees of the Underlying Fund.

We will vote 100% of the shares that a Subaccount owns. If you do not send us voting instructions, we will vote the shares attributable to your Account Balance in the same proportion as we vote shares for which we have received voting instructions from Owners. We will determine the number of Accumulation Units attributable to each Owner for purposes of giving voting instructions as of the same record date used by the Underlying Fund.

Each Owner who has the right to give us voting instructions for a shareholders' meeting of an Underlying Fund will receive information about the matters to be voted on, including the Underlying Fund's proxy statement and a voting instructions form to return to us. We will send this information to your Personal File and advise you how you can return your voting instructions to us. You should check your Personal File regularly for proxies.

We may elect to vote the shares of the Underlying Funds held by our Separate Account in our own discretion if the 1940 Act is amended, or if the present interpretation of the Act changes with respect to our voting of these shares.

--------------------------------------------------------------------------------
                      FUNDING AND OTHER CHANGES WE MAY MAKE
--------------------------------------------------------------------------------

We reserve the right to make certain changes to the Subaccounts and to the Separate Account's operations. In making changes, we will comply with applicable law and will obtain the approval of Owners or regulatory authorities, if required. We may:

-    create new investment funds of the Separate Account at any time;

- to the extent permitted by state and federal law, modify, combine or remove investment funds in the Separate Account;

- substitute a new portfolio or fund for the Underlying Fund in which a Subaccount invests;

- create additional separate accounts or combine any two or more accounts including the Separate Account;

- transfer assets we have determined to be associated with the class of contracts to which the Contracts belong from the Separate Account to another separate account of ours by withdrawing the same percentage of each investment in the Separate Account, with appropriate adjustments to avoid odd lots and fractions;

- operate the Separate Account as a diversified, open-end management investment company under the 1940 Act, or in any other form permitted by law, and designate an investment advisor for its management, which may be us, an affiliate of ours or another person;

-    deregister the Separate Account under the 1940 Act; and

- operate the Separate Account under the general supervision of a committee, any or all the members of which may be interested persons (as defined in the 1940 Act) of ours or our affiliates, or discharge the committee for the Separate Account.

--------------------------------------------------------------------------------
                   PERFORMANCE INFORMATION FOR THE SUBACCOUNTS
--------------------------------------------------------------------------------

From time to time, we include quotations of a Subaccount's total return in advertisements, sales literature or reports to Owners. Total return figures for a Subaccount show historical performance assuming a hypothetical investment and that amounts under a Contract were allocated to the Subaccount when it commenced operations. Total return figures do not indicate future performance.

     - Total return quotations are expressed in terms of average annual compounded rates of return for all periods quoted and assume that all dividends and capital gains distributions were reinvested.

     - Total return for a Subaccount will vary based on the performance of its Underlying Fund, which reflects (among other things) changes in market conditions and the level of the Underlying Fund's expenses.

--------------------------------------------------------------------------------
                      DEFINITIONS WE USE IN THIS PROSPECTUS
--------------------------------------------------------------------------------

ACCOUNT BALANCE -- The value of an Owner's Accumulation Units in the Subaccounts plus the value of amounts held in the General Account for the Owner, during the Accumulation Period. As used in this Prospectus, the term "Account Balance" may mean all or any part of your total Account Balance.

ACCUMULATION PERIOD -- For an Owner, the period under a Contract when Contributions are made or held for the Owner. The Accumulation Period ends at the Annuity Commencement Date, or the date the Owner withdraws the Account Balance in full before the Annuity Commencement Date.

ACCUMULATION UNIT -- A measure we use to calculate the value of an Owner's interest in each of the Subaccounts. Each Subaccount has its own Accumulation Unit value.

ANNUITANT -- A person who is receiving Annuity Payments or who will receive Annuity Payments after the Annuity Commencement Date. We use the life expectancy of the Annuitant(s) as a factor in determining the amount of Annuity Payments for annuities with a life contingency.

ANNUITY COMMENCEMENT DATE -- The date Annuity Payments become payable under a Contract or become payable as the death benefit for a Beneficiary. An Owner, or a

Beneficiary entitled to a death benefit, selects the Annuity Commencement Date. The Owner's Account Balance is used to provide Annuity Payments.

ANNUITY PAYMENTS -- A series of equal payments from us to an Annuitant. The amount of the Annuity Payments will depend on your Account Balance on the Annuity Commencement Date and the form of annuity selected. The Annuity Payments may be for the Annuitant's life, for a minimum period of time, for the joint lifetime of the Annuitant and the Annuitant's joint Annuitant, or for such other specified period as we may permit.

BENEFICIARY(IES) -- The person(s) named by an Owner to receive (1) the death benefit under the Contract if during the Accumulation Period the Owner dies (or if the Owner is not the Annuitant, if the Annuitant dies first), or (2) after the Annuity Commencement Date, any remaining Annuity Payments (or their commuted value) if the Annuitant dies and the joint Annuitant, if any, dies.

CODE -- The Internal Revenue Code of 1986, as amended. Depending on the context, the term Code includes the regulations adopted by the Internal Revenue Service for the Code section being discussed.

CONTRACT(S) -- The flexible premium deferred annuity contract (or contracts) described in this Prospectus, or the certificate(s) under a Contract issued on a group basis.

CONTRIBUTIONS -- Amounts contributed from time to time under a Contract during the Accumulation Period.

ELIGIBLE SPOUSE -- The person to whom an Owner or Annuitant is legally married.

GENERAL ACCOUNT -- Assets we own that are not in a separate account, but rather are held as part of our general assets in the three month guaranteed interest division of our General Account. Amounts you allocate to the General Account earn interest at a fixed rate that we change from time to time.

OWNER -- The person to whom we issued a Contract. If a Contract is issued on a group basis, the term "Owner" also refers to the individual whose participation in the group Contract is evidenced by a certificate.

SEPARATE ACCOUNT -- The American Separate Account 5, a separate account established by us to receive and invest deposits made under variable accumulation annuity contracts. The assets of the Separate Account are set aside and kept separate from our other assets.

SUBACCOUNT -- One of the divisions of the Separate Account. Each Subaccount's name corresponds to the name of the Underlying Fund in which it invests.

UNDERLYING FUNDS -- The funds or portfolios in which the Subaccounts invest.

VALUATION DAY -- Each day that the New York Stock Exchange is open for business until the close of the New York Stock Exchange that day.

VALUATION PERIOD -- A period beginning on the close of business of a Valuation Day and ending on the close of the next Valuation Day.

WE, US, OUR -- Refer to The American Life Insurance Company of New York.

WEBSITE -- Means our Internet address at https://secure.americanlifeny.com/annuity/begin.cfm. You cannot access our Website directly through this Prospectus as all references to our Internet address are inactive, textual references only.

YOU, YOUR -- Refer to an Owner.

--------------------------------------------------------------------------------
                     OUR STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

The Statement of Additional Information contains more information about the Contract and our operations.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
Distribution of the Contracts...................................B-2
Calculation of Accumulation Unit Values.........................B-2
Yield and Performance Information...............................B-2
Safekeeping of Separate Account Assets.........................B-16
State Regulation...............................................B-17
Periodic Reports...............................................B-17
Legal Proceedings..............................................B-17
Legal Matters..................................................B-18
Experts........................................................B-18
Additional Information.........................................B-18
Financial Statements...........................................B-18

HOW TO VIEW THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


The SAI, dated December 6, 2002 may be viewed at our Website.


The Securities and Exchange Commission has a website at http://www.sec.gov. You may obtain our Registration Statement for the Contracts, including the SAI, and the Separate Account's semi-annual and annual financial statement reports through the Commission's website. You also may obtain copies of these documents, upon your payment of a duplicating fee, by writing to the Commission's Public Reference Section, Washington, DC 20549-6009.

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION

The following table shows Accumulation Unit Values and the number of Accumulation Units outstanding for each of the Subaccounts of The American Separate Account 5 for the specified periods. The financial data included in the table should be read in conjunction with the financial statements and the related notes included in the Statement of Additional Information.


-------------------------------------------------------------------------------------------------------------------
                                                                             PERIOD ENDED DECEMBER 31, 2001
                                                              -----------------------------------------------------
                                                                ACCUMULATION   ACCUMULATION          NUMBER OF
                                                                UNIT VALUE,     UNIT VALUE,      ACCUMULATION UNITS
                                                                BEGINNING OF   END OF PERIOD    OUTSTANDING, END OF
                                                                  PERIOD                                 PERIOD
-------------------------------------------------------------------------------------------------------------------
AIM-Aggressive Growth Subaccount (a)                              $1.019          $1.025              19.831
-------------------------------------------------------------------------------------------------------------------
AIM-Balanced Subaccount (a)                                       $0.980          $0.992              20.571
-------------------------------------------------------------------------------------------------------------------
AIM-Basic Value Subaccount (a)                                    $1.025          $1.041              19.665
-------------------------------------------------------------------------------------------------------------------
AIM-Blue Chip Subaccount (a)                                      $0.997          $1.002              20.167
-------------------------------------------------------------------------------------------------------------------
AIM-Capital Appreciation Subaccount (a)                           $1.032          $1.029              19.486
-------------------------------------------------------------------------------------------------------------------
AIM-Capital Development Subaccount (a)                            $1.047          $1.072              19.357
-------------------------------------------------------------------------------------------------------------------
AIM-Dent Demographic Subaccount (a)                               $1.033          $1.020              19.466
-------------------------------------------------------------------------------------------------------------------
AIM-Diversified Income Subaccount (a)                             $0.971          $0.979              20.722
-------------------------------------------------------------------------------------------------------------------
AIM-Global Utilities Subaccount (a)                               $0.917          $0.951              21.979
-------------------------------------------------------------------------------------------------------------------
AIM-Government Securities Subaccount (a)                          $0.974          $0.978              20.625
-------------------------------------------------------------------------------------------------------------------
AIM-Growth & Income Subaccount (a)                                $1.023          $0.995              40.197
-------------------------------------------------------------------------------------------------------------------
AIM-High Yield Subaccount (a)                                     $1.006          $1.012              19.873
-------------------------------------------------------------------------------------------------------------------
AIM-International Equity Subaccount (a)                           $1.004          $1.020              20.019
-------------------------------------------------------------------------------------------------------------------
AIM-Mid Cap Equity Subaccount (a)                                 $1.033          $1.044              19.522
-------------------------------------------------------------------------------------------------------------------
AIM-Money Market Subaccount (a)                                   $1.001          $1.002            995385.264
-------------------------------------------------------------------------------------------------------------------
AIM-New Technology Subaccount (a)                                 $1.081          $1.049              18.667
-------------------------------------------------------------------------------------------------------------------
AIM-Value Subaccount (a)                                          $0.991          $1.005              20.318
-------------------------------------------------------------------------------------------------------------------
American Century-International Subaccount (c)                     $1.006          $1.023               0.000
-------------------------------------------------------------------------------------------------------------------
American Century-Value Subaccount (b)                             $1.022          $1.039              19.563
-------------------------------------------------------------------------------------------------------------------
American Century-Income & Growth Subaccount (b)                   $1.019          $1.029              19.625
-------------------------------------------------------------------------------------------------------------------
American Century-Ultra Subaccount (b)                             $1.024          $1.040              19.531
-------------------------------------------------------------------------------------------------------------------
American Century-Vista Subaccount (b)                             $1.026          $1.037              19.502
-------------------------------------------------------------------------------------------------------------------
Berger-New Generation Subaccount (d)                              $1.080          $1.045              18.526
-------------------------------------------------------------------------------------------------------------------
Berger-International Subaccount (b)                               $1.007          $1.019              19.864
-------------------------------------------------------------------------------------------------------------------
Berger-Growth Subaccount (b)                                      $1.021          $1.021              19.594
-------------------------------------------------------------------------------------------------------------------
Berger-Large Cap Growth Subaccount (b)                            $0.991          $0.992              20.175
-------------------------------------------------------------------------------------------------------------------

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION
                                   (CONTINUED)


-------------------------------------------------------------------------------------------------------------------
                                                                             PERIOD ENDED DECEMBER 31, 2001
                                                              -----------------------------------------------------
                                                                ACCUMULATION   ACCUMULATION          NUMBER OF
                                                                UNIT VALUE,     UNIT VALUE,      ACCUMULATION UNITS
                                                                BEGINNING OF   END OF PERIOD    OUTSTANDING, END OF
                                                                  PERIOD                                 PERIOD
-------------------------------------------------------------------------------------------------------------------
Berger-Small Company Growth Subaccount (b)                        $1.075          $1.070              18.602
-------------------------------------------------------------------------------------------------------------------
Invesco-Dynamics Subaccount (b)                                   $1.055          $1.045              18.957
-------------------------------------------------------------------------------------------------------------------
Invesco-Health Sciences Subaccount (b)                            $1.006          $1.009              19.879
-------------------------------------------------------------------------------------------------------------------
Invesco-Technology Subaccount (b)                                 $1.046          $1.000              19.129
-------------------------------------------------------------------------------------------------------------------
Invesco-Small Company Growth Subaccount (b)                       $1.058          $1.070              18.901
-------------------------------------------------------------------------------------------------------------------
Invesco-Growth Subaccount (b)                                     $1.000          $0.975              20.000
-------------------------------------------------------------------------------------------------------------------
Invesco-Real Estate Opportunity Subaccount (b)                    $1.045          $1.052              19.140
-------------------------------------------------------------------------------------------------------------------
Invesco-Equity Income Subaccount (b)                              $1.008          $1.017              19.850
-------------------------------------------------------------------------------------------------------------------
Invesco-Total Return Subaccount (b)                               $0.998          $1.005              20.031
-------------------------------------------------------------------------------------------------------------------
Invesco-High Yield Subaccount (e)                                 $1.016          $1.007              20.071
-------------------------------------------------------------------------------------------------------------------
Invesco-Utilities Subaccount (b)                                  $0.920          $0.952              21.741
-------------------------------------------------------------------------------------------------------------------
Invesco-Telecommunications Subaccount (b)                         $1.018          $1.015              19.642
-------------------------------------------------------------------------------------------------------------------
Invesco-Financial Services Subaccount (b)                         $1.004          $1.022              19.918
-------------------------------------------------------------------------------------------------------------------
Pimco-Total Return Bond Subaccount (b)                            $1.000          $1.005              20.386
-------------------------------------------------------------------------------------------------------------------
Pimco-StocksPLUS Growth Subaccount (b)                            $1.025          $1.020              19.511
-------------------------------------------------------------------------------------------------------------------
Pimco-High Yield Bond Subaccount (e)                              $1.000          $1.007             19835.091
-------------------------------------------------------------------------------------------------------------------
Pimco-Low Duration Bond Subaccount (b)                            $0.999          $1.001              20.141
-------------------------------------------------------------------------------------------------------------------
Pimco-Foreign Bond Subaccount (b)                                 $0.998          $0.991              20.041
-------------------------------------------------------------------------------------------------------------------
Pimco-Long-Term Government Bond Subaccount (b)                    $0.998          $1.011              20.769
-------------------------------------------------------------------------------------------------------------------
Pimco-Total Return Bond II Subaccount (b)                         $0.998          $1.008              21.236
-------------------------------------------------------------------------------------------------------------------
Pimco-Short-Term Bond Subaccount (b)                              $1.000          $1.000              20.079
-------------------------------------------------------------------------------------------------------------------
Pimco-Real Return Bond Subaccount (b)                             $0.995          $1.006              20.364
-------------------------------------------------------------------------------------------------------------------
Royce-Micro Cap Subaccount (b)                                    $1.023          $1.045              19.703
-------------------------------------------------------------------------------------------------------------------
Royce-Small Cap Subaccount (b)                                    $1.038          $1.057              19.535
-------------------------------------------------------------------------------------------------------------------
Third Avenue-Variable Series Trust Subaccount (b)                 $1.018          $1.029              20.172
-------------------------------------------------------------------------------------------------------------------


(a) For the period December 18, 2001 (date subaccount was established) through December 31, 2001. This subaccount was closed effective April 8, 2002.
(b) For the period December 18, 2001 (date subaccount was established) through December 31, 2001.
(c) For the period December 17, 2001 (date subaccount was established) through December 31, 2001.
(d) For the period December 18, 2001 (date subaccount was established) through December 31, 2001. This subaccount was closed effective February 15, 2002.
(e) For the period November 19, 2001 (date subaccount was established) through December 31, 2001.

                                     PART B
                         THE AMERICAN SEPARATE ACCOUNT 5

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                     VARIABLE ACCUMULATION ANNUITY CONTRACTS
                                    ISSUED BY
                 THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                          435 HUDSON STREET, 2ND FLOOR
                            NEW YORK, NEW YORK 10014


This Statement of Additional Information (SAI) expands upon subjects we discuss in the current prospectus for the Flexible Premium Deferred Annuity Contracts that we offer through our Website, whose Internet address is https://secure.americanlifeny.com/annuity/begin.cfm. You cannot access our Website directly from this SAI as all references to our Website address in this SAI are inactive, textual references only.


The prospectus to which this SAI relates is available through our Website. The prospectus, dated December 6, 2002, contains definitions of various terms, and we incorporate those terms by reference into this SAI. For the definitions of those and other terms used in the SAI, please refer to the prospectus.


This SAI is not a prospectus and you should read it in conjunction with the prospectus for the Contracts.



TABLE OF CONTENTS

Distribution of the Contracts...............................................B-2
Calculation of Accumulation Unit Values.....................................B-2
Yield and Performance Information...........................................B-2
Safekeeping of Separate Account Assets.....................................B-16
State Regulation...........................................................B-17
Periodic Reports...........................................................B-17
Legal Proceedings..........................................................B-17
Legal Matters..............................................................B-18
Experts....................................................................B-18
Additional Information.....................................................B-18
Financial Statements.......................................................B-18


Dated: December 6, 2002

DISTRIBUTION OF THE CONTRACTS


We offer the Contracts on a continuous basis directly to the public through our web site at https://secure.americanlifeny.com/annuity/begin.cfm.


CALCULATION OF ACCUMULATION UNIT VALUES

When an Owner allocates or transfers Account Balance to a Subaccount, the Owner's interest in the Subaccount is represented by Accumulation Units. Each Subaccount's Accumulation Units have a different value, based on the value of the Subaccount's investment in shares of the related Underlying Fund and the charges, if any, we deduct from the Separate Account. To determine the change in a Subaccount's Accumulation Unit value from the close of one Valuation Day to the close of the next Valuation Day (which we call a Valuation Period), we use an Accumulation Unit Value Change Factor. As described in the prospectus, the Accumulation Unit Value Change Factor for each Subaccount for any Valuation Period is determined by dividing (a) by (b) where:

(a) equals the asset value of the Subaccount at the end of the current Valuation Period before any amounts are allocated to or withdrawn from that Subaccount during the current Valuation Period, and

(b) equals the asset value of the Subaccount at the end of the preceding Valuation Period after any change in the number of Accumulation Units for that Valuation Period.

YIELD AND PERFORMANCE INFORMATION

MONEY MARKET SUBACCOUNTS
------------------------

From time to time, we may include in advertisements, sales literature or shareholder reports quotations of yield of money market subaccounts. Any current yield quotation for a money market subaccount that is subject to Rule 482 under the Securities Act of 1933 will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Owner accounts, if any, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. Effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotation of the subaccount.


For the seven-day period ended December 31, 2001, neither the PIMCO VIT Money Market Subaccount nor the SAFECO Resources Series Trust Money Market Subaccount had current yield to report because they had not commenced operations. For the seven-day period ended December 31, 2001, the current yield of the PIMCO VIT Money Market Portfolio, the Underlying Fund in which the corresponding Subaccount invests, was 2.05%. For the seven-day period ended, December 31, 2001 the current yield of the

SAFECO Resources Series Trust Money Market Portfolio, the Underlying Fund in which the corresponding Subaccount invests, was 1.60%.

A money market subaccount's current yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Underlying Fund's portfolio, portfolio quality and average maturity, changes in interest rates and the Underlying Fund's expenses. Although a money market subaccount determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the Underlying Fund's net asset value will remain constant. It should be noted that an Owner's investment in any Money Market Subaccount is not guaranteed or insured. Yields of other money market subaccounts and funds may not be comparable if a different base period or another method of calculation is used.

BOND SUBACCOUNTS
--------------------------------------------------------------------------------

From time to time, we may include in advertisements, sales literature or shareholder reports quotations of yield of the Subaccounts that invest in Underlying Funds, which, in turn, invest primarily in debt securities. Yield is computed by annualizing net investment income, as determined by the Commission's formula, calculated on a per Accumulation Unit basis, for a recent one month or 30-day period and dividing that amount by the unit value of the Subaccount at the end of the period.

SUBACCOUNT TOTAL RETURN
--------------------------------------------------------------------------------

From time to time, we may include quotations of a Subaccount's total return in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

A. Average Annual Total Return is the average annual compounded rate of return for the periods of one year, five years and ten years, if applicable, all ended on the date of a recent calendar quarter. In addition, the total return for the life of the Subaccount is given. Total return quotations reflect changes in the price of an Underlying Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Underlying Fund shares. Total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over such periods, according to the following formula (total return is then expressed as a percentage):

T = (ERV/P)(1/n) - 1


Where:

P = a hypothetical initial payment of $1,000

T = average annual total return

n = number of years

ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

B. Cumulative Total Return is the compound rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the value of a Fund's unit values and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the compound rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

C = (ERV/P) - 1.

Where:

C = Cumulative Total Return

P = hypothetical initial payment of $1,000

ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

In addition to showing performance information for Subaccounts, we may include quotations of an Underlying Fund's total return in advertisements, sales literature or shareholder reports. These performance figures are calculated in the same manner in which a Subaccount's total return is calculated, as described above. Underlying Fund performance may be shown for periods that pre-date the inception of the corresponding Subaccounts.

Performance data for the Subaccounts and the Underlying Fund are reported below. Table 1 shows Subaccount average annual total return. Table 2 shows Subaccount cumulative total return. Table 3 shows Underlying Fund average annual total return. Table 4 shows Underlying Fund cumulative total return.

                                     TABLE 1
                                   SUBACCOUNT
                           AVERAGE ANNUAL TOTAL RETURN
                       FOR PERIODS ENDED DECEMBER 31, 2001

--------------------------------------------------------------------------------------------------------------------
                                                                                     LIFE            INCEPTION
SUBACCOUNT                                        1 YEAR      5 YEARS    10 YEARS    OF SUBACCOUNT   DATE
--------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP:
--------------------------------------------------------------------------------------------------------------------
Income & Growth                                   n/a         n/a        n/a         0.94%           12/18/01
--------------------------------------------------------------------------------------------------------------------
International                                     n/a         n/a        n/a         1.70%           12/17/01
--------------------------------------------------------------------------------------------------------------------
Ultra(R)                                          n/a         n/a        n/a         1.60%           12/18/01
--------------------------------------------------------------------------------------------------------------------
Value                                             n/a         n/a        n/a         1.64%           12/18/01
--------------------------------------------------------------------------------------------------------------------
Vista                                             n/a         n/a        n/a         1.10%           12/18/01
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
BERGER IPT:
--------------------------------------------------------------------------------------------------------------------
Growth                                            n/a         n/a        n/a         0.00%           12/18/01
--------------------------------------------------------------------------------------------------------------------
International                                     n/a         n/a        n/a         (6.89)%         12/18/01
--------------------------------------------------------------------------------------------------------------------
Large Cap Growth                                  n/a         n/a        n/a         (0.47)%         12/18/01
--------------------------------------------------------------------------------------------------------------------
Large Cap Value                                   n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Mid-Cap Value                                     n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Small Company Growth                              n/a         n/a        n/a         (1.52)%         12/18/01
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
INVESCO VIF:
--------------------------------------------------------------------------------------------------------------------
Core Equity (formerly, Equity Income)             n/a         n/a        n/a         (0.16)%         12/18/01
--------------------------------------------------------------------------------------------------------------------
Dynamics                                          n/a         n/a        n/a         (0.95)%         12/18/01
--------------------------------------------------------------------------------------------------------------------
Financial Services                                n/a         n/a        n/a         1.47%           12/18/01
--------------------------------------------------------------------------------------------------------------------
Growth                                            n/a         n/a        n/a         (2.52)%         12/18/01
--------------------------------------------------------------------------------------------------------------------
Health Sciences                                   n/a         n/a        n/a         (0.05)%         12/18/01
--------------------------------------------------------------------------------------------------------------------
High Yield                                        n/a         n/a        n/a         (11.68)%        11/19/01
--------------------------------------------------------------------------------------------------------------------
Real Estate Opportunity                           n/a         n/a        n/a         (0.30)%         12/18/01
--------------------------------------------------------------------------------------------------------------------
Small Company  Growth                             n/a         n/a        n/a         1.10%           12/18/01
--------------------------------------------------------------------------------------------------------------------
Technology                                        n/a         n/a        n/a         (4.36)%         12/18/01
--------------------------------------------------------------------------------------------------------------------
Telecommunications                                n/a         n/a        n/a         (0.36)%         12/18/01
--------------------------------------------------------------------------------------------------------------------
Total Return                                      n/a         n/a        n/a         (1.47)%         12/18/01
--------------------------------------------------------------------------------------------------------------------
Utilities                                         n/a         n/a        n/a         3.00%           12/18/01
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
PIMCO VIT:
--------------------------------------------------------------------------------------------------------------------
Foreign Bond                                      n/a         n/a        n/a         (0.72)%         12/18/01
--------------------------------------------------------------------------------------------------------------------
High Yield                                        n/a         n/a        n/a         0.25%           12/13/01
--------------------------------------------------------------------------------------------------------------------
Long-Term U.S. Government                         n/a         n/a        n/a         1.28%           12/18/01
--------------------------------------------------------------------------------------------------------------------
Low Duration                                      n/a         n/a        n/a         0.20%           12/18/01
--------------------------------------------------------------------------------------------------------------------
Money Market                                      n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Real Return                                       n/a         n/a        n/a         1.15%           12/18/01
--------------------------------------------------------------------------------------------------------------------
Short-Term                                        n/a         n/a        n/a         0.00%           12/18/01
--------------------------------------------------------------------------------------------------------------------
StocksPLUS Growth and Income                      n/a         n/a        n/a         (0.53)%         12/18/01
--------------------------------------------------------------------------------------------------------------------
Total Return                                      n/a         n/a        n/a         0.51%           12/18/01
--------------------------------------------------------------------------------------------------------------------
Total Return II                                   n/a         n/a        n/a         0.90%           12/18/01
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
ROYCE:
--------------------------------------------------------------------------------------------------------------------
Micro-Cap                                         n/a         n/a        n/a         2.16%           12/18/01
--------------------------------------------------------------------------------------------------------------------
Small-Cap                                         n/a         n/a        n/a         1.83%           12/18/01
--------------------------------------------------------------------------------------------------------------------

                                     TABLE 1
                                   SUBACCOUNT
                           AVERAGE ANNUAL TOTAL RETURN
                       FOR PERIODS ENDED DECEMBER 31, 2001

--------------------------------------------------------------------------------------------------------------------
                                                                                     LIFE            INCEPTION
SUBACCOUNT                                        1 YEAR      5 YEARS    10 YEARS    OF SUBACCOUNT   DATE
--------------------------------------------------------------------------------------------------------------------
THIRD AVENUE:
--------------------------------------------------------------------------------------------------------------------
Value                                             n/a         n/a        n/a         1.06%           12/18/01
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
--------------------------------------------------------------------------------------------------------------------
Active International Allocation                   n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Core Plus Fixed Income                            n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Emerging Markets Debt                             n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity                           n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Global Value Equity                               n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
International Magnum                              n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                    n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                     n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Technology                                        n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
U.S. Real Estate                                  n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Value                                             n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
DELAWARE VIP TRUST:
--------------------------------------------------------------------------------------------------------------------
Balanced Series                                   n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Emerging Markets Series                           n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Growth Opportunities Series                       n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
High Yield Series                                 n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
International Value Equity Series                 n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Large Cap Value Series                            n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
REIT Series                                       n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Select Growth Series                              n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Small Cap Value Series                            n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Social Awareness Series                           n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Trend Series                                      n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
U.S. Growth Series                                n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
NAVELLIER VARIABLE INSURANCE SERIES FUND, INC.:
--------------------------------------------------------------------------------------------------------------------
Navellier Growth Portfolio                        n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
SCUDDER VIT FUNDS:
--------------------------------------------------------------------------------------------------------------------
EAFE(R) Equity Index Fund                         n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Equity 500 Index Fund                             n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Small Cap Index Fund                              n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST:
--------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income VCT Portfolio               n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Pioneer Europe VCT Portfolio                      n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio                        n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Pioneer High Yield VCT Portfolio                  n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value VCT Portfolio               n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Pioneer Small Cap Value VCT Portfolio             n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Pioneer Real Estate Shares VCT Portfolio          n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------

                                     TABLE 1
                                   SUBACCOUNT
                           AVERAGE ANNUAL TOTAL RETURN
                       FOR PERIODS ENDED DECEMBER 31, 2001

--------------------------------------------------------------------------------------------------------------------
                                                                                     LIFE            INCEPTION
SUBACCOUNT                                        1 YEAR      5 YEARS    10 YEARS    OF SUBACCOUNT   DATE
--------------------------------------------------------------------------------------------------------------------
SAFECO RESOURCE SERIES TRUST:
--------------------------------------------------------------------------------------------------------------------
Equity Portfolio                                  n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Growth Opportunities Portfolio                    n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Northwest Portfolio                               n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Bond Portfolio                                    n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Money Market Portfolio                            n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Small Company Value Portfolio                     n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST:
--------------------------------------------------------------------------------------------------------------------
Aggressive Growth Portfolio                       n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Comstock Portfolio                                n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Emerging Growth Portfolio                         n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Government Portfolio                              n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                       n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE SUBACCOUNTS:
--------------------------------------------------------------------------------------------------------------------
Blue Chip                                         n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Emerging Growth                                   n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Emerging Markets                                  n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Global Post-Venture Capital                       n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Global Technology                                 n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
International Focus                               n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Large Cap Value                                   n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------
Small Cap Value                                   n/a         n/a        n/a         n/a
--------------------------------------------------------------------------------------------------------------------

                                     TABLE 2
                                   SUBACCOUNT
                             CUMULATIVE TOTAL RETURN
                       FOR PERIODS ENDED DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------------------
                                                                                        LIFE             INCEPTION
SUBACCOUNT                                        1 YEAR      5 YEARS    10 YEARS       OF SUBACCOUNT    DATE
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP:
-----------------------------------------------------------------------------------------------------------------------
Income & Growth                                   n/a         n/a        n/a            0.94%            12/18/01
-----------------------------------------------------------------------------------------------------------------------
International                                     n/a         n/a        n/a            1.70%            12/17/01
-----------------------------------------------------------------------------------------------------------------------
Ultra                                             n/a         n/a        n/a            1.60%            12/18/01
-----------------------------------------------------------------------------------------------------------------------
Value                                             n/a         n/a        n/a            1.64%            12/18/01
-----------------------------------------------------------------------------------------------------------------------
Vista                                             n/a         n/a        n/a            1.10%            12/18/01
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
BERGER IPT:
-----------------------------------------------------------------------------------------------------------------------
Growth                                            n/a         n/a        n/a            0.00%            12/18/01
-----------------------------------------------------------------------------------------------------------------------
International                                     n/a         n/a        n/a            (6.89)%          12/18/01
-----------------------------------------------------------------------------------------------------------------------
Large Cap Growth                                  n/a         n/a        n/a            (0.47)%          12/18/01
-----------------------------------------------------------------------------------------------------------------------
Large Cap Value                                   n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Mid-Cap Value                                     n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Small Company Growth                              n/a         n/a        n/a            (1.52)%          12/18/01
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
INVESCO VIF:
-----------------------------------------------------------------------------------------------------------------------
Core Equity (formerly, Equity Income)             n/a         n/a        n/a            (0.16)%          12/18/01
-----------------------------------------------------------------------------------------------------------------------
Dynamics                                          n/a         n/a        n/a            (0.95)%          12/18/01
-----------------------------------------------------------------------------------------------------------------------
Financial Services                                n/a         n/a        n/a            1.47%            12/18/01
-----------------------------------------------------------------------------------------------------------------------
Growth                                            n/a         n/a        n/a            (2.52)%          12/18/01
-----------------------------------------------------------------------------------------------------------------------
Health Sciences                                   n/a         n/a        n/a            (0.05)%          12/18/01
-----------------------------------------------------------------------------------------------------------------------
High Yield                                        n/a         n/a        n/a            (11.68)%         11/19/01
-----------------------------------------------------------------------------------------------------------------------
Real Estate Opportunity                           n/a         n/a        n/a            (0.30)%          12/18/01
-----------------------------------------------------------------------------------------------------------------------
Small Company Growth                              n/a         n/a        n/a            1.10%            12/18/01
-----------------------------------------------------------------------------------------------------------------------
Technology                                        n/a         n/a        n/a            (4.36)%          12/18/01
-----------------------------------------------------------------------------------------------------------------------
Telecommunications                                n/a         n/a        n/a            (0.36)%          12/18/01
-----------------------------------------------------------------------------------------------------------------------
Total Return                                      n/a         n/a        n/a            (1.47)%          12/18/01
-----------------------------------------------------------------------------------------------------------------------
Utilities                                         n/a         n/a        n/a            3.00%            12/18/01
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
PIMCO VIT:
-----------------------------------------------------------------------------------------------------------------------
Foreign Bond                                      n/a         n/a        n/a            (0.72)%          12/18/01
-----------------------------------------------------------------------------------------------------------------------
High Yield                                        n/a         n/a        n/a            0.25%            12/13/01
-----------------------------------------------------------------------------------------------------------------------
Long-Term U.S. Government                         n/a         n/a        n/a            1.28%            12/18/01
-----------------------------------------------------------------------------------------------------------------------
Low Duration                                      n/a         n/a        n/a            0.20%            12/18/01
-----------------------------------------------------------------------------------------------------------------------
Money Market                                      n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Real Return                                       n/a         n/a        n/a            1.15%            12/18/01
-----------------------------------------------------------------------------------------------------------------------
Short-Term                                        n/a         n/a        n/a            0.00%            12/18/01
-----------------------------------------------------------------------------------------------------------------------
StocksPLUS Growth and Income                      n/a         n/a        n/a            (0.53)%          12/18/01
-----------------------------------------------------------------------------------------------------------------------
Total Return                                      n/a         n/a        n/a            0.51%            12/18/01
-----------------------------------------------------------------------------------------------------------------------
Total Return II                                   n/a         n/a        n/a            0.90%            12/18/01
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
ROYCE:
-----------------------------------------------------------------------------------------------------------------------
Micro-Cap                                         n/a         n/a        n/a            2.16%            12/18/01
-----------------------------------------------------------------------------------------------------------------------
Small-Cap                                         n/a         n/a        n/a            1.83%            12/18/01
-----------------------------------------------------------------------------------------------------------------------

                                     TABLE 2
                                   SUBACCOUNT
                             CUMULATIVE TOTAL RETURN
                       FOR PERIODS ENDED DECEMBER 31, 2001


-----------------------------------------------------------------------------------------------------------------------
                                                                                        LIFE             INCEPTION
SUBACCOUNT                                        1 YEAR      5 YEARS    10 YEARS       OF SUBACCOUNT    DATE
-----------------------------------------------------------------------------------------------------------------------
THIRD AVENUE:
-----------------------------------------------------------------------------------------------------------------------
Value                                             n/a         n/a        n/a            1.06%            12/18/01
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
-----------------------------------------------------------------------------------------------------------------------
Active International Allocation                   n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Core Plus Fixed Income                            n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Emerging Markets Debt                             n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity                           n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Global Value Equity                               n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
International Magnum                              n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                    n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                     n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Technology                                        n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
U.S. Real Estate                                  n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Value                                             n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
DELAWARE VIP TRUST:
-----------------------------------------------------------------------------------------------------------------------
Balanced Series                                   n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Emerging Markets Series                           n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Growth Opportunities Series                       n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
High Yield Series                                 n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
International Value Equity Series                 n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Large Cap Value Series                            n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
REIT Series                                       n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Select Growth Series                              n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Small Cap Value Series                            n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Social Awareness Series                           n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Trend Series                                      n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
U.S. Growth Series                                n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
NAVELLIER VARIABLE INSURANCE SERIES FUND, INC.:
-----------------------------------------------------------------------------------------------------------------------
Navellier Growth Portfolio                        n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
SCUDDER VIT FUNDS:
-----------------------------------------------------------------------------------------------------------------------
EAFE(R) Equity Index Fund                         n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Equity 500 Index Fund                             n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Small Cap Index Fund                              n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST:
-----------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income VCT Portfolio               n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Pioneer Europe VCT Portfolio                      n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio                        n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Pioneer High Yield VCT Portfolio                  n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value VCT Portfolio               n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Pioneer Small Cap Value VCT Portfolio             n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Pioneer Real Estate Shares VCT Portfolio          n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------

                                     TABLE 2
                                   SUBACCOUNT
                             CUMULATIVE TOTAL RETURN
                       FOR PERIODS ENDED DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------------------
                                                                                        LIFE             INCEPTION
SUBACCOUNT                                        1 YEAR      5 YEARS    10 YEARS       OF SUBACCOUNT    DATE
-----------------------------------------------------------------------------------------------------------------------
SAFECO RESOURCE SERIES TRUST:
-----------------------------------------------------------------------------------------------------------------------
Equity Portfolio                                  n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Growth Opportunities Portfolio                    n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Northwest Portfolio                               n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Bond Portfolio                                    n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Money Market Portfolio                            n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Small Company Value Portfolio                     n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST:
-----------------------------------------------------------------------------------------------------------------------
Aggressive Growth Portfolio                       n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Comstock Portfolio                                n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Emerging Growth Portfolio                         n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Government Portfolio                              n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                       n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE SUBACCOUNTS:
-----------------------------------------------------------------------------------------------------------------------
Blue Chip                                         n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Emerging Growth                                   n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Emerging Markets                                  n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Global Post-Venture Capital                       n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Global Technology                                 n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
International Focus                               n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Large Cap Value                                   n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------
Small Cap Value                                   n/a         n/a        n/a            n/a
-----------------------------------------------------------------------------------------------------------------------

                                     TABLE 3
                                 UNDERLYING FUND
                           AVERAGE ANNUAL TOTAL RETURN
                       FOR PERIODS ENDED DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------------------
UNDERLYING FUND                                   1 YEAR       5 YEARS     10 YEARS    LIFE OF FUND    INCEPTION DATE
-----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP:
-----------------------------------------------------------------------------------------------------------------------
Income & Growth                                   (8.35)%      n/a         n/a         6.93%           10/30/97
-----------------------------------------------------------------------------------------------------------------------
International                                     (29.17)%     6.37%       n/a         6.84%           05/01/94
-----------------------------------------------------------------------------------------------------------------------
Ultra(R)                                          n/a          n/a         n/a         (4.70)%         05/01/01
-----------------------------------------------------------------------------------------------------------------------
Value                                             12.82%       11.80%      n/a         12.61%          05/01/96
-----------------------------------------------------------------------------------------------------------------------
Vista                                             n/a          n/a         n/a         1.50%           10/05/01
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
BERGER IPT:
-----------------------------------------------------------------------------------------------------------------------
Growth                                            (32.51)%     1.89%       n/a         2.36%           05/01/96
-----------------------------------------------------------------------------------------------------------------------
International                                     (20.27)%     n/a         n/a         1.43%           05/01/97
-----------------------------------------------------------------------------------------------------------------------
Large Cap Growth                                  (25.26)%     10.64%      n/a         11.43%          05/01/96
-----------------------------------------------------------------------------------------------------------------------
Large Cap Value                                   n/a          n/a         n/a         n/a             12/31/01
-----------------------------------------------------------------------------------------------------------------------
Mid-Cap Value                                     n/a          n/a         n/a         n/a             12/31/01
-----------------------------------------------------------------------------------------------------------------------
Small Company Growth                              (33.47)%     8.01%       n/a         6.93%           05/01/96
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
INVESCO VIF:
-----------------------------------------------------------------------------------------------------------------------
Core Equity (formerly, Equity Income)             (8.97)%      10.13%      n/a         13.75%          08/25/97
-----------------------------------------------------------------------------------------------------------------------
Dynamics                                          (31.14)%     n/a         n/a         5.75%           08/10/94
-----------------------------------------------------------------------------------------------------------------------
Financial Services                                (9.88)%      n/a         n/a         10.22%          09/21/99
-----------------------------------------------------------------------------------------------------------------------
Growth                                            (44.27)%     n/a         n/a         (4.43)%         08/25/97
-----------------------------------------------------------------------------------------------------------------------
Health Sciences                                   (12.59)%     n/a         n/a         14.76%          05/22/97
-----------------------------------------------------------------------------------------------------------------------
High Yield                                        (14.93)%     (0.48)%     n/a         4.24%           05/27/94
-----------------------------------------------------------------------------------------------------------------------
Real Estate Opportunity                           (0.76)%      n/a         n/a         2.01%           04/01/98
-----------------------------------------------------------------------------------------------------------------------
Small Company  Growth                             (18.54)%     n/a         n/a         10.20%          08/25/97
-----------------------------------------------------------------------------------------------------------------------
Technology                                        (45.82)%     n/a         n/a         9.96%           05/21/97
-----------------------------------------------------------------------------------------------------------------------
Telecommunications                                (54.00)%     n/a         n/a         (22.54)%        09/21/99
-----------------------------------------------------------------------------------------------------------------------
Total Return                                      (1.47)%      4.63%       n/a         7.72%           06/02/94
-----------------------------------------------------------------------------------------------------------------------
Utilities                                         (32.41)%     5.59%       n/a         7.09%           01/03/95
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
PIMCO VIT:
-----------------------------------------------------------------------------------------------------------------------
Foreign Bond                                      7.59%        n/a         n/a         5.20%           02/16/99
-----------------------------------------------------------------------------------------------------------------------
High Yield                                        2.35%        n/a         n/a         1.70%           04/30/98
-----------------------------------------------------------------------------------------------------------------------
Long-Term U.S. Government                         5.86%        n/a         n/a         8.00%           04/30/99
-----------------------------------------------------------------------------------------------------------------------
Low Duration                                      7.61%        n/a         n/a         6.10%           02/16/99
-----------------------------------------------------------------------------------------------------------------------
Money Market                                      3.83%        n/a         n/a         4.95%           09/30/99
-----------------------------------------------------------------------------------------------------------------------
Real Return                                       9.63%        n/a         n/a         10.43%          09/30/99
-----------------------------------------------------------------------------------------------------------------------
Short-Term                                        6.45%        n/a         n/a         6.31%           09/30/99
-----------------------------------------------------------------------------------------------------------------------
StocksPLUS Growth and Income                      (11.43)%     n/a         n/a         5.73%           12/31/97
-----------------------------------------------------------------------------------------------------------------------
Total Return                                      8.37%        n/a         n/a         6.55%           12/31/97
-----------------------------------------------------------------------------------------------------------------------
Total Return II                                   9.72%        n/a         n/a         8.60%           05/28/99
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
ROYCE:
-----------------------------------------------------------------------------------------------------------------------
Micro-Cap                                         29.71%       19.98%      n/a         19.96%          12/27/96
-----------------------------------------------------------------------------------------------------------------------
Small-Cap                                         20.97%       17.36%      n/a         17.54%          12/27/96
-----------------------------------------------------------------------------------------------------------------------

                                     TABLE 3
                                 UNDERLYING FUND
                           AVERAGE ANNUAL TOTAL RETURN
                       FOR PERIODS ENDED DECEMBER 31, 2001


-----------------------------------------------------------------------------------------------------------------------
UNDERLYING FUND                                   1 YEAR       5 YEARS     10 YEARS    LIFE OF FUND    INCEPTION DATE
-----------------------------------------------------------------------------------------------------------------------
THIRD AVENUE:
-----------------------------------------------------------------------------------------------------------------------
Value                                             10.50%       n/a         n/a         27.20%          09/14/99
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
-----------------------------------------------------------------------------------------------------------------------
Active International Allocation                   (19.81)%     n/a         n/a         (8.73)%         09/20/99
-----------------------------------------------------------------------------------------------------------------------
Core Plus Fixed Income                            9.32%        n/a         n/a         7.23%           01/02/97
-----------------------------------------------------------------------------------------------------------------------
Emerging Markets Debt                             10.10%       n/a         n/a         3.02%           06/16/97
-----------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity                           (6.49)%      (3.29)%     n/a         (3.51)%         10/01/96
-----------------------------------------------------------------------------------------------------------------------
Global Value Equity                               (7.04)%      n/a         n/a         8.00%           01/02/97
-----------------------------------------------------------------------------------------------------------------------
International Magnum                              (19.29)%     n/a         n/a         0.68%           01/02/97
-----------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                    (29.31)%     n/a         n/a         (4.36)%         10/18/99
-----------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                     (3.15)%      n/a         n/a         16.07%          01/02/97
-----------------------------------------------------------------------------------------------------------------------
Technology                                        (48.84)%     n/a         n/a         (29.26)%        11/30/99
-----------------------------------------------------------------------------------------------------------------------
U.S. Real Estate                                  9.84%        n/a         n/a         8.32%           03/03/97
-----------------------------------------------------------------------------------------------------------------------
Value                                             2.27%        n/a         n/a         8.25%           01/02/97
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
DELAWARE VIP TRUST:
-----------------------------------------------------------------------------------------------------------------------
Balanced Series                                   (7.76)%      n/a         n/a         (3.64)%         05/01/00
-----------------------------------------------------------------------------------------------------------------------
Emerging Markets Series                           5.15%        n/a         n/a         (7.37)%         05/01/00
-----------------------------------------------------------------------------------------------------------------------
Growth Opportunities Series                       (15.94)%     n/a         n/a         (17.91)%        05/01/00
-----------------------------------------------------------------------------------------------------------------------
High Yield Series                                 (4.38)%      n/a         n/a         (8.79)%         05/01/00
-----------------------------------------------------------------------------------------------------------------------
International Value Equity Series                 (12.88)%     n/a         n/a         (4.19)%         05/01/00
-----------------------------------------------------------------------------------------------------------------------
Large Cap Value Series                            (4.03)%      n/a         n/a         3.37%           05/01/00
-----------------------------------------------------------------------------------------------------------------------
REIT Series                                       8.67%        n/a         n/a         17.26%          05/01/00
-----------------------------------------------------------------------------------------------------------------------
Select Growth Series                              (23.90)%     n/a         n/a         (24.24)%        05/01/00
-----------------------------------------------------------------------------------------------------------------------
Small Cap Value Series                            11.68%       n/a         n/a         18.44%          05/01/00
-----------------------------------------------------------------------------------------------------------------------
Social Awareness Series                           (9.69)%      n/a         n/a         (11.70)%        05/01/00
-----------------------------------------------------------------------------------------------------------------------
Trend Series                                      (15.45)%     n/a         n/a         (18.28)%        05/01/00
-----------------------------------------------------------------------------------------------------------------------
U.S. Growth Series                                (24.61)%     n/a         n/a         (19.23)%        05/01/00
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
NAVELLIER VARIABLE INSURANCE SERIES FUND, INC.:
-----------------------------------------------------------------------------------------------------------------------
Navellier Growth Portfolio                        (28.08)%     n/a         n/a         6.82%           02/27/98
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
SCUDDER VIT FUNDS:
-----------------------------------------------------------------------------------------------------------------------
EAFE(R) Equity Index Fund                         (24.69)%     n/a         n/a         (2.15)%         08/22/97(1)
-----------------------------------------------------------------------------------------------------------------------
Equity 500 Index Fund                             (12.18)%     n/a         n/a         5.56%           10/01/97(1)
-----------------------------------------------------------------------------------------------------------------------
Small Cap Index Fund                              2.07%        n/a         n/a         4.51%           08/22/97(1)
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST:
-----------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income VCT Portfolio               (7.15)%      n/a         n/a         1.95%           09/14/99
-----------------------------------------------------------------------------------------------------------------------
Pioneer Europe VCT Portfolio                      n/a          n/a         n/a         (23.44)%        01/02/01
-----------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio                        (11.08)%     n/a         n/a         (7.70)%         05/01/00
-----------------------------------------------------------------------------------------------------------------------
Pioneer High Yield VCT Portfolio                  n/a          n/a         n/a         5.58%           05/01/01
-----------------------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value VCT Portfolio               6.22%        n/a         n/a         11.76%          05/01/00
-----------------------------------------------------------------------------------------------------------------------
Pioneer Small Cap Value VCT Portfolio             n/a          n/a         n/a         n/a             05/01/02
-----------------------------------------------------------------------------------------------------------------------
Pioneer Real Estate Shares VCT Portfolio          7.52%        n/a         n/a         6.22%           08/01/00
-----------------------------------------------------------------------------------------------------------------------

                                     TABLE 3
                                 UNDERLYING FUND
                           AVERAGE ANNUAL TOTAL RETURN
                       FOR PERIODS ENDED DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------------------------
UNDERLYING FUND                                   1 YEAR       5 YEARS     10 YEARS    LIFE OF FUND    INCEPTION DATE
-----------------------------------------------------------------------------------------------------------------------
SAFECO RESOURCE SERIES TRUST:
-----------------------------------------------------------------------------------------------------------------------
Equity Portfolio                                  (9.38)%      6.62%       12.78%      11.77%          04/03/87
-----------------------------------------------------------------------------------------------------------------------
Growth Opportunities Portfolio                    19.14%       11.69%      n/a         19.44%          01/07/93
-----------------------------------------------------------------------------------------------------------------------
Northwest Portfolio                               (10.64)%     9.64%       n/a         7.96%           01/07/93
-----------------------------------------------------------------------------------------------------------------------
Bond Portfolio                                    7.28%        6.33%       6.33%       7.17%           07/21/87
-----------------------------------------------------------------------------------------------------------------------
Money Market Portfolio                            3.75%        4.85%       4.42%       5.29%           07/21/87
-----------------------------------------------------------------------------------------------------------------------
Small Company Value Portfolio                     21.15%       n/a         n/a         6.64%           04/30/97
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST:
-----------------------------------------------------------------------------------------------------------------------
Aggressive Growth Portfolio                       (38.26)%     n/a         n/a         (45.80)%        09/25/00
-----------------------------------------------------------------------------------------------------------------------
Comstock Portfolio                                (2.80)%      n/a         n/a         10.58%          09/18/00
-----------------------------------------------------------------------------------------------------------------------
Emerging Growth Portfolio                         (31.66)%     n/a         n/a         (38.98)%        09/18/00
-----------------------------------------------------------------------------------------------------------------------
Government Portfolio                              6.73%        n/a         n/a         6.77%           12/15/00
-----------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                       (6.05)%      n/a         n/a         (1.05)%         09/18/00
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE SUBACCOUNTS:
-----------------------------------------------------------------------------------------------------------------------
Blue Chip                                         n/a          n/a         n/a         0.20%           11/30/01
-----------------------------------------------------------------------------------------------------------------------
Emerging Growth                                   (16.41)%     n/a         n/a         3.66%           09/13/99
-----------------------------------------------------------------------------------------------------------------------
Emerging Markets                                  (9.65)%      3.91%       n/a         (1.86)%         12/31/97
-----------------------------------------------------------------------------------------------------------------------
Global Post-Venture Capital                       (28.63)%     (1.95)%     2.69%       2.78%           09/30/96
-----------------------------------------------------------------------------------------------------------------------
Global Technology                                 n/a          n/a         n/a         n/a             12/30/01
-----------------------------------------------------------------------------------------------------------------------
International Focus                               (22.27)%     (4.04)%     (1.87)%     1.10%           06/30/95
-----------------------------------------------------------------------------------------------------------------------
Large Cap Value                                   0.95%        5.31%       n/a         7.67%           10/31/97
-----------------------------------------------------------------------------------------------------------------------
Small Cap Value                                   n/a          n/a         n/a         6.00%           11/30/01
-----------------------------------------------------------------------------------------------------------------------

(1) Inception date is for Class A Shares. Performance shown is for Class A Shares adjusted to reflect Class B expenses.

                                     TABLE 4
                                 UNDERLYING FUND
                             CUMULATIVE TOTAL RETURN
                       FOR PERIODS ENDED DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                         LIFE           INCEPTION
UNDERLYING FUND                                    1 YEAR       5 YEARS     10 YEARS     OF FUND        DATE
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP:
----------------------------------------------------------------------------------------------------------------------
Income & Growth                                    (8.35)%      n/a         n/a          32.22%         10/30/97
----------------------------------------------------------------------------------------------------------------------
International                                      (29.17)%     36.15%      n/a          66.04%         05/01/94
----------------------------------------------------------------------------------------------------------------------
Ultra(R)                                           n/a          n/a         n/a          (4.70)%        05/01/01
----------------------------------------------------------------------------------------------------------------------
Value                                              12.82%       74.64%      n/a          96.10%         05/01/96
----------------------------------------------------------------------------------------------------------------------
Vista                                              n/a          n/a         n/a          1.50%          10/05/01
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
BERGER IPT:
----------------------------------------------------------------------------------------------------------------------
Growth                                             (32.51)%     9.84%       n/a          14.12%         05/01/96
----------------------------------------------------------------------------------------------------------------------
International                                      (20.27)%     n/a         n/a          6.85%          05/01/97
----------------------------------------------------------------------------------------------------------------------
Large Cap Growth                                   (25.26)%     65.81%      n/a          84.71%         05/01/96
----------------------------------------------------------------------------------------------------------------------
Large Cap Value                                    n/a          n/a         n/a          n/a            12/31/01
----------------------------------------------------------------------------------------------------------------------
Mid-Cap Value                                      n/a          n/a         n/a          n/a            12/31/01
----------------------------------------------------------------------------------------------------------------------
Small Company Growth                               (33.47)%     46.97%      n/a          46.24%         05/01/96
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
INVESCO VIF:
----------------------------------------------------------------------------------------------------------------------
Core Equity (formerly, Equity Income)              (8.97)%      62.00%      n/a          159.19%        08/25/97
----------------------------------------------------------------------------------------------------------------------
Dynamics                                           (31.14)%     n/a         n/a          27.54%         08/10/94
----------------------------------------------------------------------------------------------------------------------
Financial Services                                 (9.88)%      n/a         n/a          24.84%         09/21/99
----------------------------------------------------------------------------------------------------------------------
Growth                                             (44.27)%     n/a         n/a          (17.90)%       08/25/97
----------------------------------------------------------------------------------------------------------------------
Health Sciences                                    (12.59)%     n/a         n/a          88.71%         05/22/97
----------------------------------------------------------------------------------------------------------------------
High Yield                                         (14.93)%     (2.37)%     n/a          37.14%         05/27/94
----------------------------------------------------------------------------------------------------------------------
Real Estate Opportunity                            (0.76)%      n/a         n/a          7.75%          04/01/98
----------------------------------------------------------------------------------------------------------------------
Small Company  Growth                              (18.54)%     n/a         n/a          52.61%         08/25/97
----------------------------------------------------------------------------------------------------------------------
Technology                                         (45.82)%     n/a         n/a          55.01%         05/21/97
----------------------------------------------------------------------------------------------------------------------
Telecommunications                                 (54.00)%     n/a         n/a          (44.14)%       09/21/99
----------------------------------------------------------------------------------------------------------------------
Total Return                                       (1.47)%      25.39%      n/a          75.75%         06/02/94
----------------------------------------------------------------------------------------------------------------------
Utilities                                          (32.41)%     31.28%      n/a          61.46%         01/03/95
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
PIMCO VIT:
----------------------------------------------------------------------------------------------------------------------
Foreign Bond                                       7.59%        n/a         n/a          15.67%         02/16/99
----------------------------------------------------------------------------------------------------------------------
High Yield                                         2.35%        n/a         n/a          6.38%          04/30/98
----------------------------------------------------------------------------------------------------------------------
Long-Term U.S. Government                          5.86%        n/a         n/a          22.82%         04/30/99
----------------------------------------------------------------------------------------------------------------------
Low Duration                                       7.61%        n/a         n/a          18.53%         02/16/99
----------------------------------------------------------------------------------------------------------------------
Money Market                                       3.83%        n/a         n/a          11.49%         09/30/99
----------------------------------------------------------------------------------------------------------------------
Real Return                                        9.63%        n/a         n/a          25.04%         09/30/99
----------------------------------------------------------------------------------------------------------------------
Short-Term                                         6.45%        n/a         n/a          14.77%         09/30/99
----------------------------------------------------------------------------------------------------------------------
StocksPLUS Growth and Income                       (11.43)%     n/a         n/a          24.97%         12/31/97
----------------------------------------------------------------------------------------------------------------------
Total Return                                       8.37%        n/a         n/a          28.89%         12/31/97
----------------------------------------------------------------------------------------------------------------------
Total Return II                                    9.72%        n/a         n/a          23.87%         05/28/99
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
ROYCE:
----------------------------------------------------------------------------------------------------------------------
Micro-Cap                                          29.71%       148.58%     n/a          149.08%        12/27/96
----------------------------------------------------------------------------------------------------------------------
Small-Cap                                          20.97%       122.62%     n/a          124.84%        12/27/96
----------------------------------------------------------------------------------------------------------------------

                                     TABLE 4
                                 UNDERLYING FUND
                             CUMULATIVE TOTAL RETURN
                       FOR PERIODS ENDED DECEMBER 31, 2001


----------------------------------------------------------------------------------------------------------------------
                                                                                         LIFE           INCEPTION
UNDERLYING FUND                                    1 YEAR       5 YEARS     10 YEARS     OF FUND        DATE
----------------------------------------------------------------------------------------------------------------------
THIRD AVENUE:
----------------------------------------------------------------------------------------------------------------------
Value                                              10.50%       n/a         n/a          73.16%         09/14/99
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
----------------------------------------------------------------------------------------------------------------------
Active International Allocation                    (19.84)%     n/a         n/a          (18.80)%       09/20/99
----------------------------------------------------------------------------------------------------------------------
Core Plus Fixed Income                             9.32%        n/a         n/a          41.71%         01/02/97
----------------------------------------------------------------------------------------------------------------------
Emerging Markets Debt                              10.10%       n/a         n/a          14.50%         06/16/97
----------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity                            (6.49)%      (15.40)%    n/a          (17.10)%       10/01/96
----------------------------------------------------------------------------------------------------------------------
Global Value Equity                                (7.04)%      n/a         n/a          6.80%          01/02/97
----------------------------------------------------------------------------------------------------------------------
International Magnum                               (19.29)%     n/a         n/a          3.44%          01/02/97
----------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                                     (29.31)%     n/a         n/a          (9.35)%        10/18/99
----------------------------------------------------------------------------------------------------------------------
Mid Cap Value                                      (3.15)%      n/a         n/a          110.50%        01/02/97
----------------------------------------------------------------------------------------------------------------------
Technology                                         (48.84)%     n/a         n/a          (51.45)%       11/30/99
----------------------------------------------------------------------------------------------------------------------
U.S. Real Estate                                   9.84%        n/a         n/a          47.11%         03/03/97
----------------------------------------------------------------------------------------------------------------------
Value                                              2.27%        n/a         n/a          48.55%         01/02/97
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
DELAWARE VIP TRUST:
----------------------------------------------------------------------------------------------------------------------
Balanced Series                                    (7.76)%      n/a         n/a          (5.99)%        05/01/00
----------------------------------------------------------------------------------------------------------------------
Emerging Markets Series                            5.15%        n/a         n/a          (11.97)%       05/01/00
----------------------------------------------------------------------------------------------------------------------
Growth Opportunities Series                        (15.94)%     n/a         n/a          (28.02)%       05/01/00
----------------------------------------------------------------------------------------------------------------------
High Yield Series                                  (4.38)%      n/a         n/a          (14.21)%       05/01/00
----------------------------------------------------------------------------------------------------------------------
International Value Equity Series                  (12.88)%     n/a         n/a          (6.88)%        05/01/00
----------------------------------------------------------------------------------------------------------------------
Large Cap Value Series                             (4.03)%      n/a         n/a          5.68%          05/01/00
----------------------------------------------------------------------------------------------------------------------
REIT Series                                        8.67%        n/a         n/a          30.37%         05/01/00
----------------------------------------------------------------------------------------------------------------------
Select Growth Series                               (23.90)%     n/a         n/a          (37.02)%       05/01/00
----------------------------------------------------------------------------------------------------------------------
Small Cap Value Series                             11.68%       n/a         n/a          32.57%         05/01/00
----------------------------------------------------------------------------------------------------------------------
Social Awareness Series                            (9.69)%      n/a         n/a          (18.72)%       05/01/00
----------------------------------------------------------------------------------------------------------------------
Trend Series                                       (15.45)%     n/a         n/a          (28.56)%       05/01/00
----------------------------------------------------------------------------------------------------------------------
U.S. Growth Series                                 (24.61)%     n/a         n/a          (29.93)%       05/01/00
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
NAVELLIER VARIABLE INSURANCE SERIES FUND, INC.:
----------------------------------------------------------------------------------------------------------------------
Navellier Growth Portfolio                         (28.08)%     n/a         n/a          28.87%         02/27/98
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
SCUDDER VIT FUNDS:
----------------------------------------------------------------------------------------------------------------------
EAFE(R) Equity Index Fund                          (24.69)%     n/a         n/a          (9.04)%        08/22/97(1)
----------------------------------------------------------------------------------------------------------------------
Equity 500 Index Fund                              (12.18)%     n/a         n/a          25.85%         10/01/97(1)
----------------------------------------------------------------------------------------------------------------------
Small Cap Index Fund                               2.07%        n/a         n/a          21.20%         08/22/97(1)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST:
----------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income VCT Portfolio                (7.15)%      n/a         n/a          4.55%          09/14/99
----------------------------------------------------------------------------------------------------------------------
Pioneer Europe VCT Portfolio                       n/a          n/a         n/a          (23.44)%       01/02/01
----------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio                         (11.08)%     n/a         n/a          (12.52)%       05/01/00
----------------------------------------------------------------------------------------------------------------------
Pioneer High Yield VCT Portfolio                   n/a          n/a         n/a          5.58%          05/01/01
----------------------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value VCT Portfolio                6.22%        n/a         n/a          20.40%         05/01/00
----------------------------------------------------------------------------------------------------------------------
Pioneer Small Cap Value VCT Portfolio              n/a          n/a         n/a          n/a            05/01/02
----------------------------------------------------------------------------------------------------------------------
Pioneer Real Estate Shares VCT Portfolio           7.52%        n/a         n/a          8.95%          08/01/00
----------------------------------------------------------------------------------------------------------------------

                                     TABLE 4
                                 UNDERLYING FUND
                             CUMULATIVE TOTAL RETURN
                       FOR PERIODS ENDED DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------------
                                                                                         LIFE           INCEPTION
UNDERLYING FUND                                    1 YEAR       5 YEARS     10 YEARS     OF FUND        DATE
----------------------------------------------------------------------------------------------------------------------
SAFECO RESOURCE SERIES TRUST:
----------------------------------------------------------------------------------------------------------------------
Equity Portfolio                                   (9.38)%      37.78%      233.01%      416.04%        04/03/87
----------------------------------------------------------------------------------------------------------------------
Growth Opportunities Portfolio                     19.14%       73.83%      n/a          392.96%        01/07/93
----------------------------------------------------------------------------------------------------------------------
Northwest Portfolio                                (10.64)%     58.45%      n/a          98.88%         01/07/93
----------------------------------------------------------------------------------------------------------------------
Bond Portfolio                                     7.28%        35.94%      84.67%       171.98%        07/21/87
----------------------------------------------------------------------------------------------------------------------
Money Market Portfolio                             3.75%        26.70%      54.12%       110.57%        07/21/87
----------------------------------------------------------------------------------------------------------------------
Small Company Value Portfolio                      21.15%       n/a         n/a          35.04%         04/30/97
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST:
----------------------------------------------------------------------------------------------------------------------
Aggressive Growth Portfolio                        (38.26)%     n/a         n/a          (53.86)%       09/25/00
----------------------------------------------------------------------------------------------------------------------
Comstock Portfolio                                 (2.80)%      n/a         n/a          (1.34)%        09/18/00
----------------------------------------------------------------------------------------------------------------------
Emerging Growth Portfolio                          (31.66)%     n/a         n/a          (46.92)%       09/18/00
----------------------------------------------------------------------------------------------------------------------
Government Portfolio                               6.73%        n/a         n/a          7.06%          12/15/00
----------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio                        (6.05)%      n/a         n/a          16.42%         09/18/00
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE SUBACCOUNTS:
----------------------------------------------------------------------------------------------------------------------
Blue Chip                                          n/a          n/a         n/a          0.20%          11/30/01
----------------------------------------------------------------------------------------------------------------------
Emerging Growth                                    (16.41)%     n/a         n/a          8.61%          09/13/99
----------------------------------------------------------------------------------------------------------------------
Emerging Markets                                   (9.65)%      12.19%      n/a          (7.23)%        12/31/97
----------------------------------------------------------------------------------------------------------------------
Global Post-Venture Capital                        (28.63)%     (5.74)%     14.19%       15.49%         09/30/96
----------------------------------------------------------------------------------------------------------------------
Global Technology                                  n/a          n/a         n/a          n/a            12/30/01
----------------------------------------------------------------------------------------------------------------------
International Focus                                (22.27)%     (11.64)%    (9.01)%      7.38%          06/30/95
----------------------------------------------------------------------------------------------------------------------
Large Cap Value                                    0.95%        16.79%      n/a          36.06%         10/31/97
----------------------------------------------------------------------------------------------------------------------
Small Cap Value                                    n/a          n/a         n/a          6.00%          11/30/01
----------------------------------------------------------------------------------------------------------------------

(1) Inception date is for Class A Shares. Performance shown is for Class A Shares adjusted to reflect Class B expenses.


Performance figures are based on historical earnings and are not guaranteed to reoccur. They are not necessarily indicative of the future investment performance of a particular Subaccount (or Underlying Fund). Total return and yield for a Subaccount will vary based on changes in market conditions and the performance of the Underlying Fund. Unit values will fluctuate so that, when redeemed, they may be worth more or less than their original cost.

When communicating total return to current or prospective Contract owners, we also may compare a Subaccount's figures to the performance of other variable annuity accounts tracked by mutual fund rating services or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

We hold title to the Separate Account's assets, including shares of the Underlying Funds. We maintain records of all purchases and redemptions of Underlying Fund shares by each of the Subaccounts.

STATE REGULATION

We are subject to regulation by the New York State Superintendent of Insurance ("Superintendent") as well as by the insurance departments of all the other states and jurisdictions in which we do business.

We must file with the Superintendent an annual statement on a form specified by the National Association of Insurance Commissioners. We also must file with New York and other states a separate statement covering the separate accounts that we maintain, including the Separate Account. Our books and assets are subject to review and examination by the Superintendent and the Superintendent's agents at all times. The Superintendent makes a full examination into our affairs at least every five years. Other states also may periodically conduct a full examination of our operations.

The laws of New York and of other states in which we are licensed to transact business specifically provide for regulation and supervision of the variable annuity activities of life insurance companies. Regulations require certain contract provisions and require us to obtain approval of contract forms. State regulation does not involve any supervision or control over the investment policies of the Separate Account, or the selection of investments therefor, except for verification that any such investments are permissible under applicable law. Generally, the states in which we do business apply the laws of New York in determining permissible investments for us.

PERIODIC REPORTS

Prior to your Annuity Commencement Date, we will provide you, in your Personal File, at least quarterly, with a statement as of a specified date covering the period since the last statement. The statement will set forth, for the covered period:

         (1)     The amount of Contributions paid under the Contract, including

                           - the allocation of contributed amounts to the Subaccounts of the Separate Account and the General Account;

                           -        the date the Contribution was made; and

                           - the date the amount was credited to your account.

         (2) The number and dollar value of Accumulation Units credited to you in each Subaccount;

         (3)      The value of Contributions made to the General Account; and

         (4) The total amounts of all withdrawals and transfers from each Subaccount and the General Account.

We will transmit to Contract owners, at least semi-annually, reports concerning each Underlying Fund.

LEGAL PROCEEDINGS

From time to time, we are engaged in litigation of various kinds, which in our judgment is not of material importance in relation to our total assets. The Separate Account is not a party to any pending legal proceedings.

LEGAL MATTERS


All matters of applicable state law pertaining to the Contracts, including our right to issue the Contracts, have been passed upon by the Office of the General Counsel of The American Life Insurance Company of New York. Certain legal matters relating to Federal securities laws applicable to the Contracts have been passed upon by the law firm of Morgan, Lewis & Bockius LLP, Washington, D.C.


EXPERTS

The financial statements of The American Separate Account 5 at December 31, 2001 and for the period May 4, through December 31, 2001 and the statutory-basis financial statements of The American Life Insurance Company of New York at December 31, 2001 and for the year then ended, appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

ADDITIONAL INFORMATION

We have filed with the Commission a registration statement under the Securities Act of 1933, as amended, concerning the Contracts. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information or in the current Prospectus for the Contracts. Statements contained herein concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of those documents, reference should be made to the materials filed with the Commission. The Commission has an Internet web site at < http://www.sec.gov >, or you may write to the Commission's Public Reference Section, Washington, DC 20549-6009 and obtain copies upon payment of a duplicating fee.

FINANCIAL STATEMENTS

The financial statements of The American Separate Account 5 and the statutory-basis financial statements of The American Life Insurance Company of New York ("American Life") appear on the following pages. You should consider the financial statements of American Life included in this SAI as bearing on our ability to meet our obligations under the Contracts and to support our General Account.


Financial statements of The American Life Separate Account 5 for 2001 are included as follows:

Report of Independent Auditors
Statement of Assets
Statement of Operations and Changes in Contract Owners' Equity
Notes to Financial Statements

Financial statements of The American Life Insurance Company of New York:

Report of Independent Auditors
Statutory-Basis Balance Sheets
Statutory-Basis Statements of Operations
Statutory-Basis Statements of Changes in Capital and Surplus
Statutory-Basis Statements of Cash Flow
Notes to Financial Statements

AMERICAN SEPARATE ACCOUNT 5
THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

Audited Financial Statements
For the period May 4, 2001 (inception) through December 31, 2001
And Report of Independent Auditors

                           American Separate Account 5
                   American Life Insurance Company of New York

                          Audited Financial Statements


                                December 31, 2001




                                     CONTENTS

Report of Independent Auditors                                         B-24

Statement of Assets                                                    B-25
Statements of Operations and Changes in Contract Owners' Equity        B-27
Notes to Financial Statements                                          B-38

ERNST & YOUNG                  Ernst & Young LLP          Phone: (212) 773-3000
                               787 Seventh Avenue         www.ey.com
                               New York, New York 10019




                         Report of Independent Auditors

To the Board of Directors of
   The American Life Insurance Company of New York, and
     Contract Owners of The American Separate Account 5

We have audited the accompanying statement of assets and contract owners' equity of The American Separate Account 5 (comprising, respectively, AIM--Aggressive Growth, AIM--Balanced, AIM--Basic Value, AIM--Blue Chip, AIM--Capital Appreciation, AIM--Capital Development, AIM--Dent Demographic, AIM--Diversified Income, AIM--Global Utilities, AIM--Government Securities, AIM--Growth & Income, AIM--High Yield, AIM--International Equity, AIM--Mid Cap Equity, AIM--Money Market, AIM--New Technology, AIM--Value, American Century--International, American Century--Value, American Century--Income & Growth, American Century--Ultra, American Century--Vista, Berger--New Generation, Berger--International, Berger--Growth, Berger--Large Cap Growth,
Berger--Small Company Growth, Invesco--Dynamics, Invesco--Health Sciences, Invesco--Technology, Invesco--Small Company Growth, Invesco--Growth, Invesco--Real Estate Opportunity, Invesco--Equity Income, Invesco--Total
Return, Invesco--High Yield, Invesco--Utilities,
Invesco--Telecommunications, Invesco--Financial Services, Pimco--Total
Return Bond, Pimco--Stocksplus Growth & Income Pimco--High Yield Bond, Pimco--Foreign Bond, Pimco--Low Duration Bond, Pimco--Long-Term Government
Bond, Pimco--Total Return Bond II, Pimco--Short-Term Bond, Pimco--Real
Return Bond, Royce--Micro Cap, Royce--Small Cap, Third Avenue--Variable
Series Trust), as of December 31, 2001, and the related statements of operations and changes in contract owners' equity for the period from May 4, 2001 (inception) through December 31, 2001. These financial statements are the responsibility of The American Life Insurance Company of New York's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The American Separate Account 5 at December 31, 2001, and the results of its operations and changes in contract owners' equity for the period from May 4, 2001 (inception) through December 31, 2001, in conformity with accounting principles generally accepted in the United States.

                                                          /s/ ERNST & YOUNG LLP


New York, New York                            Ernst & Young LLP is a member of
April 26, 2002                                Ernst & Young International, Ltd.

                         The American Separate Account 5
                 The American Life Insurance Company of New York

                               Statement of Assets

                                December 31, 2001

ASSETS
Investments:
   Mutual funds, at fair value:
          AIM--Aggressive Growth--2 shares (cost $20)                     $        20
          AIM--Balanced--2 shares (cost $20)                                       20
          AIM--Basic Value--2 shares (cost $20)                                    20
          AIM--Blue Chip--3 shares (cost $20)                                      20
          AIM--Capital Appreciation--1 share (cost $20)                            20
          AIM--Capital Development--2 shares (cost $20)                            20
          AIM--Dent Demographic--4 shares (cost $20)                               20
          AIM--Diversified Income--2 shares (cost $20)                             20
          AIM--Global Utilities--2 shares (cost $20)                               21
          AIM--Government Securities--2 shares (cost $20)                          20
          AIM--Growth & Income--2 shares (cost $40)                                40
          AIM--High Yield--4 shares (cost $20)                                     20
          AIM--International Equity--1 share (cost $20)                            20
          AIM--Mid Cap Equity--2 shares (cost $20)                                 20
          AIM--Money Market--997,362 shares (cost $996,913)                   997,362
          AIM--New Technology--5 shares (cost $20)                                 19
          AIM--Value--1 share (cost $20)                                           20
          American Century--International--0 shares (cost $0)                       -
          American Century--Value--3 shares (cost $20)                             20
          American Century--Income & Growth--3 shares (cost $20)                   20
          American Century--Ultra--2 shares (cost $20)                             20
          American Century--Vista--2 shares (cost $20)                             20
          Berger--New Generation--6 shares (cost $20)                              19
          Berger--International--2 shares (cost $20)                               20
          Berger--Growth--2 shares (cost $20)                                      20
          Berger--Large Cap Growth--1 share (cost $20)                             20
          Berger--Small Company Growth--1 share (cost $20)                         20
          Invesco--Dynamics--2 shares (cost $20)                                   20
          Invesco--Health Sciences--1 share (cost $20)                             20
          Invesco--Technology--1 share (cost $20)                                  19
          Invesco--Small Company Growth--1 share (cost $20)                        20
          Invesco--Growth--3 shares (cost $20)                                     20
          Invesco--Real Estate Opportunity--2 shares (cost $20)                    20
          Invesco--Equity Income--1 share (cost $20)                               20

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         The American Separate Account 5
                 The American Life Insurance Company of New York

                         Statement of Assets (continued)

                                December 31, 2001

ASSETS
Investments:
   Mutual funds, at fair value (continued):
          Invesco--Total Return--2 shares (cost $20)                           $        20
          Invesco--High Yield--3 shares (cost $20)                                      20
          Invesco--Utilities--1 share (cost $20)                                        21
          Invesco--Telecommunications--4 shares (cost $20)                              20
          Invesco--Financial Services--2 shares (cost $20)                              20
          Pimco--Total Return Bond--2 shares (cost $20)                                 20
          Pimco--Stocksplus Growth & Income--2 shares (cost $20)                        20
          Pimco--High Yield Bond--2,534 shares (cost $19,835)                       19,969
          Pimco--Foreign Bond--2 shares (cost $20)                                      20
          Pimco--Low Duration Bond--2 shares (cost $20)                                 20
          Pimco--Long-Term Government Bond--2 shares (cost $20)                         20
          Pimco--Total Return Bond II--2 shares (cost $20)                              20
          Pimco--Short-Term Bond--2 shares (cost $20)                                   20
          Pimco--Real Return Bond--2 shares (cost $20)                                  20
          Royce--Micro Cap--2 shares (cost $20)                                         21
          Royce--Small Cap--3 shares (cost $20)                                         20
          Third Avenue--Variable Series Trust--1 share (cost $20)                       20
                                                                           ---------------
   Total assets                                                                $ 1,018,311
                                                                           ===============

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         The American Separate Account 5
                 The American Life Insurance Company of New York

         Statements of Operations and Changes in Contract Owners' Equity

            Period May 4, 2001 (inception) through December 31, 2001

                                                                           SUB-ACCOUNT
                                                                               AIM
                                   --------------------------------------------------------------------------------------------
                                     AGGRESSIVE                    BASIC        BLUE          CAPITAL            CAPITAL
                                       GROWTH        BALANCED      VALUE        CHIP        APPRECIATION       DEVELOPMENT
                                   --------------------------------------------------------------------------------------------
Income:
   Dividends                           $  -           $  -         $   -        $  -          $   -              $   -

Net realized (loss) gain                  -              -             -           -              -                  -
Unrealized gain (loss)                    -              -             -           -              -                  -
                                   --------------------------------------------------------------------------------------------
Net (decrease) increase
   from operations                        -              -             -           -              -                  -

Changes from principal
   transactions:
     Purchase payments                   20             20            20          20             20                 20
     Transfers among sub-
       accounts                           -              -             -           -              -                  -
                                   --------------------------------------------------------------------------------------------
 Net increase from principal
   transactions                          20             20            20          20             20                 20
                                   --------------------------------------------------------------------------------------------
Total increase in
   contract owners' equity               20             20            20          20             20                 20
Contract owners' equity at
   beginning of period                    -              -             -           -              -                  -
                                   --------------------------------------------------------------------------------------------
Contract owners' equity at
   end of year                         $ 20           $ 20         $  20        $ 20          $  20              $  20
                                   ============================================================================================

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         The American Separate Account 5
                 The American Life Insurance Company of New York

   Statements of Operations and Changes in Contract Owners' Equity (continued)

            Period May 4, 2001 (inception) through December 31, 2001

                                                                         SUB-ACCOUNT
                                                                             AIM
                                   ----------------------------------------------------------------------------------------
                                   DENT DEMOGRAPHIC   DIVERSIFIED   GLOBAL       GOVERNMENT       GROWTH &        HIGH
                                                        INCOME     UTILITIES     SECURITIES        INCOME        YIELD
                                   ----------------------------------------------------------------------------------------
Income:
   Dividends                             $   -          $  -           $  -        $  -             $   -         $  -

Net realized (loss) gain                     -             -              -           -                 -            -
Unrealized gain (loss)                       -             -              1           -                 -            -
                                   ----------------------------------------------------------------------------------------
Net (decrease) increase
   from operations                           -             -              1           -                 -            -

Changes from principal
   transactions:
     Purchase payments                      20            20             20          20                40           20
     Transfers among sub-
       accounts                              -             -              -           -                 -            -
                                   ----------------------------------------------------------------------------------------
Net increase from principal
   transactions                             20            20             20          20                40           20
                                   ----------------------------------------------------------------------------------------
 Total increase in contract
   owners' equity                           20            20             21          20                40           20
Contract owners' equity at
   beginning of period                       -             -              -           -                 -            -
                                   ----------------------------------------------------------------------------------------
Contract owners' equity at
   end of year                           $  20          $ 20           $ 21        $ 20             $  40         $ 20
                                   ========================================================================================

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                         The American Separate Account 5
                 The American Life Insurance Company of New York

   Statements of Operations and Changes in Contract Owners' Equity (continued)

            Period May 4, 2001 (inception) through December 31, 2001

                                                                   SUB-ACCOUNT
                                                                       AIM
                                   ----------------------------------------------------------------------------
                                    INTERNATIONAL     MID CAP    MONEY MARKET   NEW TECHNOLOGY
                                        EQUITY        EQUITY                                        VALUE
                                   ----------------------------------------------------------------------------
Income:
   Dividends                           $  -            $  -       $      449         $   -           $   -

Net realized (loss) gain                  -               -                -             -               -
Unrealized gain (loss)                    -               -                -            (1)              -
                                   ----------------------------------------------------------------------------
Net (decrease) increase
   from operations                        -               -              449            (1)              -

Changes from principal
   transactions:
     Purchase payments                   20              20        1,000,000            20              20
     Transfers among sub-
       accounts                           -               -           (3,087)            -               -
                                   ----------------------------------------------------------------------------
Net increase from principal
   transactions                          20              20          996,913            20              20
                                   ----------------------------------------------------------------------------
 Total increase in contract
   owners' equity                        20              20          997,362            19              20
Contract owners' equity at
   beginning of period                    -               -                -             -               -
                                   ----------------------------------------------------------------------------
Contract owners' equity at
   end of year                         $ 20            $ 20       $  997,362         $  19           $  20
                                   ============================================================================

              SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        The American Separate Account 5
                The American Life Insurance Company of New York

  Statements of Operations and Changes in Contract Owners' Equity (continued)

           Period May 4, 2001 (inception) through December 31, 2001

                                                                   SUB-ACCOUNT
                                                                AMERICAN CENTURY
                                   ----------------------------------------------------------------------------
                                                                  INCOME &
                                    INTERNATIONAL      VALUE       GROWTH            ULTRA          VISTA
                                   ----------------------------------------------------------------------------
Income:
   Dividends                           $     -         $  -          $  -            $   -           $   -

Net realized (loss) gain                (3,087)           -             -                -               -
Unrealized gain (loss)                       -            -             -                -               -
                                   ----------------------------------------------------------------------------
Net (decrease) increase
   from operations                      (3,087)           -             -                -               -

Changes from principal
   transactions:
     Purchase payments                       -           20            20               20              20
     Transfers among sub-
       accounts                          3,087            -             -                -               -
                                   ----------------------------------------------------------------------------
 Net increase from principal
   transactions                          3,087           20            20               20              20
                                   ----------------------------------------------------------------------------
 Total increase in contract
   owners' equity                            -           20            20               20              20
Contract owners' equity at
   beginning of period                       -            -             -                -               -
                                   ----------------------------------------------------------------------------
Contract owners' equity at
   end of year                         $     -         $ 20          $ 20            $  20           $  20
                                   ============================================================================

              SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        The American Separate Account 5
                The American Life Insurance Company of New York

  Statements of Operations and Changes in Contract Owners' Equity (continued)

           Period May 4, 2001 (inception) through December 31, 2001

                                                                       SUB-ACCOUNT
                                                                         BERGER
                                   ------------------------------------------------------------------------------------
                                                                                                            SMALL
                                                                                          LARGE CAP        COMPANY
                                     NEW GENERATION      INTERNATIONAL       GROWTH         GROWTH         GROWTH
                                   ------------------------------------------------------------------------------------
Income:
   Dividends                            $  -                $  -              $  -           $  -           $  -

Net realized (loss) gain                   -                   -                 -              -              -
Unrealized gain (loss)                    (1)                  -                 -              -              -
                                   ------------------------------------------------------------------------------------
Net (decrease) increase
   from operations                        (1)                  -                 -              -              -

Changes from principal
   transactions:
     Purchase payments                    20                  20                20             20             20
     Transfers among sub-
       accounts                            -                   -                 -              -              -
                                   ------------------------------------------------------------------------------------
 Net increase from principal
   transactions                           20                  20                20             20             20
                                   ------------------------------------------------------------------------------------
 Total increase in contract
   owners' equity                         19                  20                20             20             20
Contract owners' equity at
   beginning of period                     -                   -                 -              -              -
                                   ------------------------------------------------------------------------------------
Contract owners' equity at
   end of year                          $ 19                $ 20              $ 20           $ 20           $ 20
                                   ====================================================================================

              SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        The American Separate Account 5
                The American Life Insurance Company of New York

  Statements of Operations and Changes in Contract Owners' Equity (continued)

           Period May 4, 2001 (inception) through December 31, 2001

                                                                    SUB-ACCOUNT
                                                                      INVESCO
                                   -------------------------------------------------------------------------------
                                                                            SMALL
                                                  HEALTH                    COMPANY                 REAL ESTATE
                                     DYNAMICS    SCIENCES    TECHNOLOGY     GROWTH       GROWTH     OPPORTUNITY
                                   -------------------------------------------------------------------------------
Income:
   Dividends                           $  -        $  -         $  -         $  -          $   -        $   -

Net realized (loss) gain                  -           -            -            -              -            -
Unrealized gain (loss)                    -           -           (1)           -              -            -
                                   -------------------------------------------------------------------------------
Net (decrease) increase
   from operations                        -           -           (1)           -              -            -

Changes from principal
   transactions:
     Purchase payments                   20          20           20           20             20           20
     Transfers among sub-
       accounts                           -           -            -            -              -            -
                                   -------------------------------------------------------------------------------
 Net increase from principal
   transactions                          20          20           20           20             20           20
                                   -------------------------------------------------------------------------------
 Total increase in contract
   owners' equity                        20          20           19           20             20           20
Contract owners' equity at
   beginning of period                    -           -            -            -              -            -
                                   -------------------------------------------------------------------------------
Contract owners' equity at
   end of year                         $ 20        $ 20         $ 19         $ 20          $  20        $  20
                                   ===============================================================================

              SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        The American Separate Account 5
                The American Life Insurance Company of New York

  Statements of Operations and Changes in Contract Owners' Equity (continued)

           Period May 4, 2001 (inception) through December 31, 2001

                                                                    SUB-ACCOUNT
                                                                      INVESCO
                                  --------------------------------------------------------------------------------
                                   EQUITY      TOTAL       HIGH                        TELE-          FINANCIAL
                                   INCOME      RETURN      YIELD      UTILITIES    COMMUNICATIONS      SERVICES
                                 ---------------------------------------------------------------------------------
Income:
   Dividends                         $  -       $  -      $      2      $  -           $   -             $   -

Net realized (loss) gain                -          -          (187)        -               -                 -
Unrealized gain (loss)                  -          -             -         1               -                 -
                                 ---------------------------------------------------------------------------------
Net (decrease) increase
   from operations                      -          -          (185)        1               -                 -

Changes from principal
   transactions:
     Purchase payments                 20         20        20,020        20              20                20
     Transfers among sub-
       accounts                         -          -       (19,815)        -               -                 -
                                 ---------------------------------------------------------------------------------
 Net increase from principal
   transactions                        20         20           205        20              20                20
                                 ---------------------------------------------------------------------------------
   Total increase in contract
     owners' equity                    20         20            20        21              20                20
Contract owners' equity at
   beginning of period                  -          -             -         -               -                 -
                                 ---------------------------------------------------------------------------------
Contract owners' equity at
   end of year                       $ 20       $ 20      $     20      $ 21           $  20             $  20
                                 =================================================================================

              SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        The American Separate Account 5
                The American Life Insurance Company of New York

  Statements of Operations and Changes in Contract Owners' Equity (continued)

           Period May 4, 2001 (inception) through December 31, 2001

                                                                      SUB-ACCOUNT
                                                                         PIMCO
                                   -----------------------------------------------------------------------------------
                                      TOTAL      STOCKSPLUS       HIGH                       LOW         LONG-TERM
                                     RETURN       GROWTH &        YIELD       FOREIGN      DURATION      GOVERNMENT
                                      BOND        INCOME          BOND         BOND          BOND           BOND
                                   -----------------------------------------------------------------------------------
Income:
   Dividends                           $  -       $  -          $     83       $  -          $   -          $   -

Net realized (loss) gain                  -          -                 -          -              -              -
Unrealized gain (loss)                    -          -                51          -              -              -
                                   -----------------------------------------------------------------------------------
Net (decrease) increase
   from operations                        -          -               134          -              -              -

Changes from principal
   transactions:
     Purchase payments                   20         20                20         20             20             20
     Transfers among sub-
       accounts                           -          -            19,815          -              -              -
                                   -----------------------------------------------------------------------------------
 Net increase  from principal
   transactions                          20         20            19,835         20             20             20
                                   -----------------------------------------------------------------------------------
 Total increase in contract
   owners' equity                        20         20            19,969         20             20             20
Contract owners' equity at
   beginning of period                    -          -                 -          -              -              -
                                   -----------------------------------------------------------------------------------
Contract owners' equity at
   end of year                         $ 20       $ 20          $ 19,969       $ 20          $  20          $  20
                                   ===================================================================================

              SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        The American Separate Account 5
                The American Life Insurance Company of New York

  Statements of Operations and Changes in Contract Owners' Equity (continued)
           Period May 4, 2001 (inception) through December 31, 2001

                                                                           SUB-ACCOUNT
                                                                              PIMCO
                                                       -----------------------------------------------------
                                                         TOTAL RETURN      SHORT-TERM       REAL RETURN
                                                            BOND II           BOND              BOND
                                                       -----------------------------------------------------
Income:
   Dividends                                                $  -              $    -           $    -

Net realized (loss) gain                                       -                   -                -
Unrealized gain (loss)                                         -                   -                -
                                                       -----------------------------------------------------
Net (decrease) increase from operations                        -                   -                -

Changes from principal transactions:
   Purchase payments                                          20                  20               20
   Transfers among sub-accounts                                -                   -                -
                                                       -----------------------------------------------------
Net increase from principal transactions                      20                  20               20
                                                       -----------------------------------------------------
Total increase in contract owners' equity                     20                  20               20
Contract owners' equity at beginning of period                 -                   -                -
                                                       -----------------------------------------------------
Contract owners' equity at end of year                     $  20               $  20            $  20
                                                       =====================================================








                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        The American Separate Account 5
                The American Life Insurance Company of New York

  Statements of Operations and Changes in Contract Owners' Equity (continued)
           Period May 4, 2001 (inception) through December 31, 2001

                                                                                    SUB-ACCOUNT
                                                                                       ROYCE
                                                                         -----------------------------------
                                                                            MICRO CAP         SMALL CAP
                                                                         -----------------------------------
Income:
   Dividends                                                                  $  -             $  -

Net realized (loss) gain                                                         -                -
Unrealized gain (loss)                                                           1                -
                                                                         -----------------------------------
Net (decrease) increase                                                          1                -
   from operations

Changes from principal transactions:
   Purchase payments                                                            20               20
   Transfers among sub-accounts                                                  -                -
                                                                         -----------------------------------
Net increase from principal transactions                                        20               20
                                                                         -----------------------------------
Total increase in contract owners' equity                                       21               20
Contract owners' equity at beginning of period                                   -                -
                                                                         -----------------------------------
Contract owners' equity at
   end of year                                                                $ 21             $ 20
                                                                         ===================================







                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        The American Separate Account 5
                The American Life Insurance Company of New York

  Statements of Operations and Changes in Contract Owners' Equity (continued)
           Period May 4, 2001 (inception) through December 31, 2001

                                                                         SUB-ACCOUNT
                                                                         THIRD AVENUE
                                                                         -----------------------------------
                                                                         VARIABLE SERIES
                                                                              TRUST             TOTAL
                                                                         -----------------------------------
Income:
   Dividends                                                                  $  -            $       534

Net realized (loss) gain                                                         -                 (3,274)
Unrealized gain (loss)                                                           -                     51
                                                                         -----------------------------------
Net (decrease) increase
   from operations                                                               -                 (2,689)

Changes from principal
   transactions:
     Purchase payments                                                          20              1,021,000
     Transfers among sub-accounts                                                -                      -
                                                                         -----------------------------------
Net increase from
   principal transactions                                                       20              1,021,000
                                                                         -----------------------------------
Total increase in
   contract owners' equity                                                      20              1,018,311
Contract owners' equity at
   beginning of period                                                           -                      -
                                                                         -----------------------------------
Contract owners' equity at
   end of year                                                                $ 20            $ 1,018,311
                                                                         ===================================




                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        The American Separate Account 5
                The American Life Insurance Company of New York

                         Notes to Financial Statements

                               December 31, 2001


1.   ORGANIZATION

     The American Separate Account 5 (the "Account") is a separate investment account of The American Life Insurance Company of New York (the "Company"). The Company established the Account under a resolution of the Board of Directors adopted on May 4, 2001, to fund individual and group flexible premium deferred annuity contracts (the "Contracts") issued by the Company. The Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The annuity products of the Company are distributed through Inviva Securities Corporation, an affiliated broker/dealer. At December 31, 2001, the Account consisted of 51 sub-accounts. The assets of each sub-account are invested in a corresponding portfolio of mutual funds (the "Underlying Funds") offered by various fund managers. Each Underlying Fund has a different investment objective, investment policy and risk.

     The assets of the Account are the property of the Company. The portion of the Account's assets applicable to the Contracts may not be charged with liabilities arising out of any other business the Company may conduct. The income, capital gains and capital losses of each sub-account are credited to, or charged against, the net assets held in that sub-account. Each sub-account's net assets are determined without regard to the income, capital gains and capital losses from any other sub-accounts or from any other business the Company may conduct.

     The Account and the Company are subject to supervision and regulation by the Superintendent of Insurance of the State of New York, and by the insurance regulatory authorities of each state.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

                        The American Separate Account 5
                The American Life Insurance Company of New York

                         Notes to Financial Statements

                               December 31, 2001

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     VALUATION OF INVESTMENTS

     The fair value of the investments in the variable sub-accounts is based on the net asset values of the fund shares held at the end of the current period. Transactions are accounted for on the trade date and dividend income is recognized on an accrual basis. Realized gains and losses on sales of investments are determined on a specific-identification basis.

     INCOME TAXES

     The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the Internal Revenue Code. The Company does not expect to incur any federal income tax liability on earnings, or realized capital gains attributable to the Account, therefore, no charges for federal income taxes are currently deducted from the Account. If the Company incurs income taxes attributable to the Account, or determines that such taxes will be incurred, it may make a charge for such taxes against the Account.

     EXPENSES

     The Company assumes expense risks of the Contracts and provides administrative services to the Account. However, the Company does not impose any administration or expense charges on the Contracts. Each sub-account indirectly pays the advisory fees and other expenses of the Underlying Funds.

     ACCUMULATION UNITS IN SUB-ACCOUNTS

     An accumulation unit is a measure of the value of a contract owner's interest in each sub-account. Each sub-account has its own accumulation unit value, which will vary from valuation period to valuation period. Investment experience by the sub-account does not impact the number of accumulation units. The accumulation unit value for a sub-account, however, will change as a result of the sub-account's investment experience. Accumulation unit values for the sub-accounts are determined as of the close of business on each valuation day, generally at the close of the New York Stock Exchange. A valuation period is from the close of a valuation day until the close of the next valuation day.

                        The American Separate Account 5
                The American Life Insurance Company of New York

                         Notes to Financial Statements

                               December 31, 2001

3.   DIVERSIFICATION REQUIREMENTS

     Section 817(h) of the Internal Revenue Code provides that a variable annuity contract, in order to qualify as an annuity, must have an "adequately diversified" segregated asset account (including investments in a mutual fund by the segregated asset account of the insurance companies). If the diversification requirements under the Internal Revenue Code are not met and the annuity is not treated as an annuity, the taxpayer will be subject to income tax on the annual gain in the contract. The Treasury Department's regulations prescribe the diversification requirements for variable annuity contracts. The Company believes the underlying mutual fund portfolios have complied with the terms of these regulations.

4.   PURCHASES AND SALES OF INVESTMENTS

     The following table shows aggregate cost of shares purchased for each sub-account for the period May 4, 2001 (inception) through December 31, 2001. There were no sales of investments during 2001.

                                                                        PURCHASES
                                                                    -------------------
     AIM--Aggressive Growth                                             $          20
     AIM--Balanced                                                                 20
     AIM--Basic Value                                                              20
     AIM--Blue Chip                                                                20
     AIM--Capital Appreciation                                                     20
     AIM--Capital Development                                                      20
     AIM--Dent Demographic                                                         20
     AIM--Diversified Income                                                       20
     AIM--Global Utilities                                                         20
     AIM--Government Securities                                                    20
     AIM--Growth & Income                                                          40
     AIM--High Yield                                                               20
     AIM--International Equity                                                     20
     AIM--Mid Cap Equity                                                           20
     AIM--Money Market                                                      1,000,000
     AIM--New Technology                                                           20
     AIM--Value                                                                    20
     American Century--International                                                -

                        The American Separate Account 5
                The American Life Insurance Company of New York

                         Notes to Financial Statements

                               December 31, 2001

4.   PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                        PURCHASES
                                                                    ------------------
     American Century--Value                                            $    20
     American Century--Income & Growth                                       20
     American Century--Ultra                                                 20
     American Century--Vista                                                 20
     Berger--New Generation                                                  20
     Berger--International                                                   20
     Berger--Growth                                                          20
     Berger--Large Cap Growth                                                20
     Berger--Small Company Growth                                            20
     Invesco--Dynamics                                                       20
     Invesco--Health Sciences                                                20
     Invesco--Technology                                                     20
     Invesco--Small Company Growth                                           20
     Invesco--Growth                                                         20
     Invesco--Real Estate Opportunity                                        20
     Invesco--Equity Income                                                  20
     Invesco--Total Return                                                   20
     Invesco--High Yield                                                 20,020
     Invesco--Utilities                                                      20
     Invesco--Telecommunications                                             20
     Invesco--Financial Services                                             20
     Pimco--Total Return Bond                                                20
     Pimco--Stocksplus Growth & Income                                       20
     Pimco--High Yield Bond                                                  20
     Pimco--Low Duration Bond                                                20
     Pimco--Foreign Bond                                                     20
     Pimco--Long-Term Government Bonds                                       20
     Pimco--Total Return Bond II                                             20

                        The American Separate Account 5
                The American Life Insurance Company of New York

                         Notes to Financial Statements

                               December 31, 2001

                                                                        PURCHASES
                                                                    -------------------
     Pimco--Short Term Bond                                             $       20
     Pimco--Real Return Bond                                                    20
     Royce--Micro Cap                                                           20
     Royce--Small Cap                                                           20
     Third Avenue--Variable Series Trust                                        20
                                                                    -------------------
     Total                                                              $1,021,000
                                                                    ===================

5.   UNIT VALUES

     A summary of unit values, units outstanding and contract owners' equity (rounded) for variable annuity contracts at December 31, 2001 are as follows:

                                                                                CONTRACT
                                              ACCUMULATED        UNIT            OWNERS'
                                                 UNITS           VALUE           EQUITY
                                         -------------------------------------------------
     AIM--Aggressive Growth                      19.831          1.025          $    20
     AIM--Balanced                               20.571          0.992               20
     AIM--Basic Value                            19.665          1.041               20
     AIM--Blue Chip                              20.167          1.002               20
     AIM--Capital Appreciation                   19.486          1.029               20
     AIM--Capital Development                    19.357          1.072               20
     AIM--Dent Demographic                       19.466          1.020               20
     AIM--Diversified Income                     20.722          0.979               20
     AIM--Global Utilities                       21.979          0.951               21
     AIM--Government Securities                  20.625          0.978               20
     AIM--Growth & Income                        40.197          0.995               40
     AIM--High Yield                             19.873          1.012               20
     AIM--International Equity                   20.019          1.020               20
     AIM--Mid Cap Equity                         19.522          1.044               20
     AIM--Money Market                      995,385.264          1.002          997,362
     AIM--New Technology                         18.667          1.049               19

                        The American Separate Account 5
                The American Life Insurance Company of New York

                         Notes to Financial Statements

                               December 31, 2001

5.   UNIT VALUE (CONTINUED)

                                                                                CONTRACT
                                              ACCUMULATED       UNIT             OWNERS'
                                                 UNITS          VALUE            EQUITY
                                         -------------------------------------------------
     AIM--Value                                 20.318          1.005           $    20
     American Century--International                 -          1.023                 -
     American Century--Value                    19.563          1.039                20
     American Century--Income & Growth          19.625          1.029                20
     American Century--Ultra                    19.531          1.040                20
     American Century--Vista                    19.502          1.037                20
     Berger--New Generation                     18.526          1.045                19
     Berger--International                      19.864          1.019                20
     Berger--Growth                             19.594          1.021                20
     Berger--Large Cap Growth                   20.175          0.992                20
     Berger--Small Company Growth               18.602          1.070                20
     Invesco--Dynamics                          18.957          1.045                20
     Invesco--Health Sciences                   19.879          1.009                20
     Invesco--Technology                        19.129          1.000                19
     Invesco--Small Company Growth              18.901          1.070                20
     Invesco--Growth                            20.000          0.975                20
     Invesco--Real Estate Opportunity           19.140          1.052                20
     Invesco--Equity Income                     19.850          1.017                20
     Invesco--Total Return                      20.031          1.005                20
     Invesco--High Yield                        20.071          1.007                20
     Invesco--Utilities                         21.741          0.952                21
     Invesco--Telecommunications                19.642          1.015                20
     Invesco--Financial Services                19.918          1.022                20
     Pimco--Total Return Bond                   20.386          1.005                20
     Pimco--Stocksplus Growth & Income          19.511          1.020                20
     Pimco--High Yield Bond                 19,835.091          1.007            19,969
     Pimco--Low Duration Bond                   20.141          1.001                20
     Pimco--Foreign Bond                        20.041          0.991                20
     Pimco--Long-Term Government Bond           20.769          1.011                20
     Pimco--Total Return Bond II                21.236          1.008                20

                        The American Separate Account 5
                The American Life Insurance Company of New York

                         Notes to Financial Statements

                               December 31, 2001

5.   UNIT VALUE (CONTINUED)

                                                                                CONTRACT
                                              ACCUMULATED       UNIT             OWNERS'
                                                 UNITS          VALUE            EQUITY
                                         -------------------------------------------------
     Pimco--Short-Term Bond                     20.079          1.000        $       20
     Pimco--Real Return Bond                    20.364          1.006                20
     Royce--Micro Cap                           19.703          1.045                21
     Royce--Small Cap                           19.535          1.057                20
     Third Avenue--Variable Series Trust        20.172          1.029                20
                                                                            -----------
     Total                                                                   $1,018,311
                                                                            ============

                        The American Separate Account 5
                The American Life Insurance Company of New York

                         Notes to Financial Statements

                               December 31, 2001

6.   CHANGES IN UNITS OUTSTANDING

                                                                                          AIM
                                               ------------------------------------------------------------------------------------
                                                AGGRESSIVE                   BASIC                        CAPITAL        CAPITAL
                                                  GROWTH       BALANCED      VALUE      BLUE CHIP      APPRECIATION    DEVELOPMENT
                                               ------------------------------------------------------------------------------------
     UNITS OUTSTANDING AT MAY 4, 2001                 -              -           -            -                 -              -
     Units purchased                             19.831         20.571      19.665       20.167            19.486         19.357
     Units transferred between sub-accounts           -              -           -            -                 -              -
     Units sold                                       -              -           -            -                 -              -
                                               ------------------------------------------------------------------------------------
     UNITS OUTSTANDING AT DECEMBER 31, 2001      19.831         20.571      19.665       20.167            19.486         19.357
                                               ====================================================================================

                                                                                          AIM
                                               -------------------------------------------------------------------------------------
                                                     DENT         DIVERSIFIED      GLOBAL       GOVERNMENT     GROWTH &       HIGH
                                                  DEMOGRAPHIC       INCOME       UTILITIES      SECURITIES      INCOME        YIELD
                                               -------------------------------------------------------------------------------------
     UNITS OUTSTANDING AT MAY 4, 2001                    -               -              -              -              -           -
     Units purchased                                19.466          20.722         21.979         20.625         40.197      19.873
     Units transferred between sub-accounts              -               -              -              -              -           -
     Units sold                                          -               -              -              -              -           -
                                               -------------------------------------------------------------------------------------
     UNITS OUTSTANDING AT DECEMBER 31, 2001         19.466          20.722         21.979         20.625         40.197      19.873
                                               =====================================================================================

                        The American Separate Account 5
                The American Life Insurance Company of New York

                         Notes to Financial Statements

                               December 31, 2001

                                                                                                                         AMERICAN
                                                                              AIM                                         CENTURY
                                               -------------------------------------------------------------------------------------
                                                INTERNATIONAL     MID CAP      MONEY          NEW
                                                   EQUITY         EQUITY       MARKET      TECHNOLOGY       VALUE     INTERNATIONAL
                                               -------------------------------------------------------------------------------------
     UNITS OUTSTANDING AT MAY 4, 2001                   -              -             -            -            -            -
     Units purchased                               20.019         19.522     998,579.023     18.667         20.318          -
     Units transferred between sub-accounts             -              -     (3,193.759)          -              -          -
     Units sold                                         -              -               -          -              -          -
                                               -------------------------------------------------------------------------------------
     UNITS OUTSTANDING AT DECEMBER 31, 2001        20.019         19.522     995,385.264     18.667         20.318          -
                                               =====================================================================================

                                                                   AMERICAN CENTURY                             BERGER
                                               -------------------------------------------------------------------------------------
                                                             INCOME &                                      NEW
                                                 VALUE        GROWTH           UTTRA         VISTA     GENERATION     INTERNATIONAL
                                               -------------------------------------------------------------------------------------
     UNITS OUTSTANDING AT MAY 4, 2001                -             -               -             -            -               -
     Units purchased                            19.563        19.625          19.531        19.502       18.526          19.864
     Units transferred between sub-accounts          -             -               -             -            -               -
     Units sold                                      -             -               -             -            -               -
                                               -------------------------------------------------------------------------------------
     UNITS OUTSTANDING AT DECEMBER 31, 2001     19.563        19.625          19.531        19.502       18.526          19.864
                                               =====================================================================================

                        The American Separate Account 5
                The American Life Insurance Company of New York

                         Notes to Financial Statements

                               December 31, 2001

                                                                 BERGER                                      INVESCO
                                               -------------------------------------------------------------------------------------
                                                   GROWTH      LARGE CAP    SMALL COMPANY    DYNAMICS       HEALTH       TECHNOLOGY
                                                                 GROWTH        GROWTH                      SCIENCES
                                               -------------------------------------------------------------------------------------
     UNITS OUTSTANDING AT MAY 4, 2001                  -             -              -             -            -                -
     Units purchased                              19.594        20.175         18.602        18.957        19.879          19.129
     Units transferred between sub-accounts            -             -              -             -             -               -
     Units sold                                        -             -              -             -             -               -
                                               -------------------------------------------------------------------------------------
     UNITS OUTSTANDING AT DECEMBER 31, 2001       19.594        20.175         18.602        18.957        19.879          19.129
                                               =====================================================================================

                                                                                       INVESCO
                                               -------------------------------------------------------------------------------------
                                               SMALL COMPANY    GROWTH       REAL ESTATE      EQUITY        TOTAL       HIGH YIELD
                                                   GROWTH                    OPPORTUNITY      INCOME        RETURN
                                               -------------------------------------------------------------------------------------
     UNITS OUTSTANDING AT MAY 4, 2001                  -             -               -             -             -             -
     Units purchased                              18.901        20.000          19.140        19.850        20.031      19,696.395
     Units transferred between sub-accounts            -             -               -             -             -     (19,676.324)
     Units sold                                        -             -               -             -             -             -
                                               -------------------------------------------------------------------------------------
     UNITS OUTSTANDING AT DECEMBER 31, 2001       18.901        20.000          19.140        19.850        20.031          20.071
                                               =====================================================================================

                        The American Separate Account 5
                The American Life Insurance Company of New York

                         Notes to Financial Statements

                               December 31, 2001

6.   CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                             INVESCO                                      PIMCO
                                               ---------------------------------------------------------------------------------
                                                                                            TOTAL       STOCKSPLUS
                                                             TELECOM-       FINANCIAL       RETURN        GROWTH &    HIGH YIELD
                                               UTILITIES    MUNICATIONS     SERVICES         BOND          INCOME        BOND
                                               ---------------------------------------------------------------------------------
UNITS OUTSTANDING AT MAY 4, 2001                    -              -              -              -              -              -
Units purchased                                21.741         19.642         19.918         20.386         19.511     19,835.091
Units transferred between sub-accounts              -              -              -              -              -             --
Units sold                                          -              -              -              -              -              -
                                               ---------------------------------------------------------------------------------
UNITS OUTSTANDING AT DECEMBER 31, 2001         21.741         19.642         19.918         20.386         19.511     19,835.091
                                               =================================================================================

                                                                                     PIMCO
                                               -------------------------------------------------------------------------------
                                                             REAL      LOW          LONG-TERM       TOTAL           SHORT-
                                               FOREIGN      RETURN   DURATION       GOVERNMENT      RETURN           TERM
                                                BOND         BOND      BOND            BOND         BOND II          BOND
                                               -------------------------------------------------------------------------------
UNITS OUTSTANDING AT MAY 4, 2001                    -            -          -              -              -              -
Units purchased                                20.041       20.141     20.769         21.236         20.079         20.364
Units transferred between sub-accounts              -            -          -              -              -              -
Units sold                                          -            -          -              -              -              -
                                               -------------------------------------------------------------------------------
UNITS OUTSTANDING AT DECEMBER 31, 2001         20.041       20.141     20.769         21.236         20.079         20.364
                                               ===============================================================================

                        The American Separate Account 5
                The American Life Insurance Company of New York

                         Notes to Financial Statements

                               December 31, 2001

                                                                                    THIRD
                                                          ROYCE                     AVENUE
                                               ------------------------------------------------
                                                                                   VARIABLE
                                                                                    SERIES
                                                MICRO CAP        SMALL CAP          TRUST
                                               ------------------------------------------------
     UNITS OUTSTANDING AT MAY 4, 2001                  -                -               -
     Units purchased                              19.703           19.535          20.172
     Units transferred between sub-accounts            -                -               -
     Units sold                                        -                -               -
                                               ------------------------------------------------
     UNITS OUTSTANDING AT DECEMBER 31, 2001       19.703           19.535          20.172
                                               ================================================

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

Statutory-Basis Financial Statements
Years ended December 31, 2001 and 2000
And Report of Independent Auditors

                 The American Life Insurance Company of New York

                      Statutory-Basis Financial Statements

                     Years ended December 31, 2001 and 2000

                                 CONTENTS

Report of Independent Auditors                                       B-52
Statutory-Basis Balance Sheets                                       B-53
Statutory-Basis Statements of Operations                             B-54
Statutory-Basis Statements of Surplus                                B-55
Statutory-Basis Statements of Cash Flows                             B-56
Notes to Financial Statements                                        C-1

ERNST & YOUNG                  Ernst & Young LLP          Phone: (212) 773-3000
                               787 Seventh Avenue         www.ey.com
                               New York, New York 10019


                         Report of Independent Auditors

To the Board of Directors of
     The American Life Insurance Company of New York

We have audited the accompanying statutory-basis balance sheet of The American Life Insurance Company of New York as of December 31, 2001, and the related statutory-basis statements of operations, changes in capital and surplus and cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The statutory-basis financial statements of the Company for the year ended December 31, 2000, were audited by other auditors whose report dated February 21, 2001 (except for Note 9 which was dated March 16, 2001) expressed an unqualified opinion as to the conformity of those financial statements with accounting practices prescribed or permitted by the State of New York Insurance Department.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the New York State Insurance Department, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are described in Note 2. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the 2001 financial statements referred to above does not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of The American Life Insurance Company of New York at December 31, 2001, or the results of its operations or its cash flows for the year ended December 31, 2001.

However, in our opinion, the 2001 financial statements referred to above present fairly, in all material respects, the financial position of The American Life Insurance Company of New York at December 31, 2001, and the results of its operations and its cash flows for the year then ended in conformity with accounting practices prescribed or permitted by the State of New York Insurance Department.


As discussed in Note 2 to the financial statements, in 2001 The American Life Insurance Company of New York changed various accounting policies to be in accordance with the revised National Association of Insurance Commissioners' Accounting Practices and Procedures Manual, as adopted by the New York State Insurance Department.


                                                        /s/ ERNST & YOUNG LLP


New York, New York                            Ernst & Young LLP is a member of
April 26, 2002                               Ernst & Young International, Ltd.

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
STATUTORY-BASIS BALANCE SHEETS

                                                                             DECEMBER 31,
                                                                       2001            2000
                                                                   -------------   -------------
ASSETS
     Investments and Cash:
         Bonds                                                     $ 109,414,561   $ 786,607,840
         Common stock                                                         --      49,519,178
         Preferred stock                                               2,000,000       5,510,043
         Policyholder loans                                            6,062,915       6,342,089
         Short-term investments                                          307,738       8,943,834
         Cash                                                          2,361,902        (156,121)
                                                                   -------------   -------------
         Total investments and cash                                  120,147,116     856,766,863
     Life and accident and health premiums due and unpaid              1,507,292         943,497
     Accrued investment income                                         2,286,142      13,098,524
     Federal income tax recoverable                                    1,772,987              --
     Other assets                                                        123,760         208,413
     Separate account assets                                           1,018,311       2,690,055
                                                                   -------------   -------------
         Total assets                                              $ 126,855,608   $ 873,707,352
                                                                   =============   =============

LIABILITIES
     Life and accident and health reserves                            75,488,008     723,078,095
     Policy and contract reserves                                      1,678,279       2,593,219
     Reinsurance payable                                                 749,766       1,272,762
     Payable for securities                                                6,452              --
     Accounts payable and accrued expenses                                61,884         908,326
     Due to affiliate                                                  2,425,550      41,370,454
     Asset valuation reserve                                              88,505       4,307,893
     Interest maintenance reserve                                      1,132,873      14,680,458
     Other liabilities                                                 4,053,684      12,564,572
     Federal income taxes payable                                             --       5,040,038
     Separate account liabilities                                      1,018,311       2,690,055
                                                                   -------------   -------------
         Total liabilities                                            86,703,312     808,505,872
                                                                   -------------   -------------

CAPITAL AND SURPLUS
     Series A common stock, $4.55 par value, 1,100,000
        shares authorized, 550,000 shares issued and outstanding       2,502,500       2,502,500
     Paid in surplus                                                  31,549,679      55,143,446
                                                                   -------------   -------------
         Total capital                                                34,052,179      57,645,946
     Unassigned surplus                                                6,100,117       7,555,534
                                                                   -------------   -------------
         Total capital and surplus                                    40,152,296      65,201,480
                                                                   -------------   -------------
         Total liabilities and capital and surplus                 $ 126,855,608   $ 873,707,352
                                                                   =============   =============

             SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.

   THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
   STATUTORY-BASIS STATEMENTS OF OPERATIONS

                                                                            YEARS ENDED DECEMBER 31,
REVENUES                                                                    2001              2000
                                                                       -------------    -------------
    Premium, annuity and other considerations                          $   3,805,163    $  26,414,995
    Net investment income                                                 14,257,954       66,588,199
    Cancellation of reinsurance contract                                (641,184,950)              --
    Reserve adjustment on reinsurance ceded                                 (745,916)    (446,998,961)
    Commission and expense allowances on reinsurance ceded                   192,480           80,695
    Amortization of the interest maintenance reserve                         572,543        1,857,887
    Other revenue                                                            462,913        1,238,424
                                                                       -------------    -------------
      Total revenue                                                     (622,639,813)    (350,818,761)
                                                                       -------------    -------------

BENEFITS AND EXPENSES
    Death and disability benefits                                          3,022,060       38,319,633
    Annuity and surrender benefits                                        16,264,679      156,052,146
    Decrease in insurance and annuity reserves                          (646,899,183)    (353,508,131)
    Other benefits                                                           382,518          780,890
    Commissions                                                               96,724           29,734
    General and administrative expenses                                   15,675,392       12,728,622
    Taxes, licenses and fees                                                  96,177          818,285
    Net transfers from  separate accounts                                 (1,671,744)    (210,402,809)
    Other expenses                                                              (804)         (79,334)
                                                                       -------------    -------------
      Total benefits & expenses                                         (613,034,181)    (355,260,964)
                                                                       -------------    -------------

    (Loss) gain from operations before dividends to policyholders,
        federal income taxes and net realized capital (losses) gains      (9,605,632)       4,442,203
    Dividends to policyholders                                                    --           (2,660)
                                                                       -------------    -------------
    (Loss) gain from operations before federal income taxes
        and net realized captial gains (losses)                           (9,605,632)       4,444,863
    Federal income taxes (benefit)                                        (1,815,101)       1,704,795
                                                                       -------------    -------------
    (Loss) gain from operations before realized capital gains             (7,790,531)       2,740,068
    Net realized capital (losses) gains                                  (15,790,496)         243,065
                                                                       -------------    -------------
      Net (loss) income                                                ($ 23,581,027)   $   2,983,133
                                                                       =============    =============



        SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
STATUTORY-BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

                                                                            YEARS ENDED DECEMBER 31,
                                                                            2001            2000
                                                                         ------------    ------------
CAPITAL AND SURPLUS, BEGINNING OF YEAR                                   $ 65,201,480    $ 91,411,546
      Adjustment to surplus:
          Net (loss) income                                               (23,581,027)      2,983,133
          Increase (decrease) in net unrealized capital gains (losses)     17,162,210     (18,694,705)
          Decrease (increase) in non-admitted assets                          754,686        (621,698)
          (Increase) decrease in liability for unauthorized reinsuers         (10,674)        118,828
          Change in valuation basis of reserve                                     --     (17,241,355)
          Change in asset valuation reserve                                 4,219,388       7,245,731
          Return of paid in surplus                                       (23,593,767)             --
                                                                         ------------    ------------
             Net adjustment to surplus                                    (25,049,184)    (26,210,066)
                                                                         ------------    ------------
CAPITAL AND SURPLUS, END OF YEAR                                         $ 40,152,296    $ 65,201,480
                                                                         ============    ============




        SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
STATUTORY-BASIS STATEMENTS OF CASH FLOWS

                                                                                         YEARS ENDED DECEMBER 31,
                                                                                          2001            2000
                                                                                     -------------    -------------
OPERATIONS:
 Premiums, policy proceeds, and other considerations received, net of
    reinsurance paid                                                                  $   3,635,478    $  10,506,091
 Net investment income received                                                          25,218,075       61,474,884
 Reserve adjustment on cancellation of of reinsurance contract                         (641,184,950)              --
 Reserve adjustment for reinsurance ceded                                                  (553,436)    (446,920,765)
                                                                                      -------------    -------------
        Total income received                                                          (612,884,833)    (374,939,790)

 Benefits paid                                                                           18,683,431      199,759,610
 Commissions and other expenses paid                                                     17,028,006       14,683,108
 Net transfers to (from) Separate Accounts                                               13,046,775     (223,315,898)
 Federal income taxes paid                                                                4,493,103            3,347
 Other revenues received less other expenses paid                                           312,094         (538,140)
                                                                                      -------------    -------------
        Total operating expenses paid                                                    53,563,409       (9,407,973)
                                                                                      -------------    -------------
                Net cash used in operations                                            (666,448,242)    (365,531,817)
                                                                                      -------------    -------------
INVESTMENT ACTIVITIES:
  Proceeds from sales, maturities, or repayments of investments:
   Bonds                                                                               912,104,672      559,347,273
   Stocks                                                                               57,304,328        4,163,157
  Net losses on cash, cash equivalents and short-term investments                               --             (383)
  Miscellaneous proceeds                                                                   160,476               --
                                                                                     -------------    -------------
     Total investment proceeds                                                         969,569,476      563,510,047
  Taxes paid on capital gains                                                                   --               --
                                                                                     -------------    -------------
   Net proceeds from sales, maturities, or repayments of investments                   969,569,476      563,510,047
  Cost of investments acquired:
    Bonds                                                                              234,173,640      264,401,369
    Stocks                                                                               2,564,097        6,219,161
  Miscellaneous applications                                                                (6,452)              --
                                                                                     -------------    -------------
      Total cost of investments acquired                                               236,731,285      270,620,530
   Net (increase) decrease in policy loans                                                (279,174)      (1,467,375)
                                                                                     -------------    -------------
      Net cash provided by investment activities                                       733,117,365      294,356,892

FINANCING AND MISCELLANEOUS ACTIVITIES:
 Other cash provided:
  Withdrawals on deposit-type contract fund and other liabilities
   without life or disability contingencies                                                 59,770       16,792,618
  Other sources                                                                          2,362,359       37,729,714
                                                                                     -------------    -------------
      Total other cash provided                                                          2,422,129       54,522,332
                                                                                     -------------    -------------
 Other cash applied:
  Return of paid in surplus                                                             23,593,767               --
  Withdrawals on deposit-type contract fund and other liabilities
    without life or disability contingencies                                             3,089,241        1,111,253
  Other applications, net                                                               48,526,317       15,834,520
                                                                                     -------------    -------------
   Total other cash applied                                                             75,209,325       16,945,773
                                                                                     -------------    -------------
   Net cash provided by (used in) financing and miscellaneous activities               (72,787,196)      37,576,559
                                                                                     -------------    -------------

 Net decrease in cash and short-term investments                                        (6,118,073)     (33,598,366)
 Cash and short-term investments:
 Beginning of year                                                                       8,787,713       42,386,079
                                                                                     -------------    -------------
 End of year                                                                         $   2,669,640    $   8,787,713
                                                                                     =============    =============

         SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2001 AND 2000

1.   ORGANIZATION

     The American Life Insurance Company of New York ("the Company") is ultimately a wholly owned subsidiary of Inviva, Inc. ("Inviva"). The Company offers paperless life insurance and variable annuities products through insurance shopping websites, financial planners and other branded providers of financial products.

     On March 16, 2001, all of the Company's direct parent, LIFCO Holding Company, Inc.'s ("LIFCO") outstanding stock was acquired by Inviva from Mutual of America Life Insurance Company ("MOA") for $58.6 million ($44.6 million for the company's capital and surplus plus $14.0 million for intangibles). LIFCO is a non-insurance holding company with no operations other than its investment in the company. The Company returned $23.6 million of paid in surplus to MOA, an amount sufficient to reduce the Company's statutory surplus at the date of the sale to approximately $44.6 million.

     Since January of 2000, MOA has assumed (via assumption reinsurance and related transactions, which were approved by the New York State Insurance Department) a substantial portion of the Company's group and individual in force business. As a result of these assumption reinsurance transactions, general account policyholder reserves and assets totaling $256.1 million and separate account policyholder reserves and assets totaling $186.6 million were transferred to MOA during 2000.

     Effective October 1, 2000 all eligible policyholders who had not previously elected to have their contracts assumed by MOA were given the opportunity to have their policies with the Company cancelled and rewritten by MOA. Under this procedure, General Account policyholder reserves and assets totaling $43.7 million and Separate Account policyholder reserves and assets totaling $32.0 million were cancelled as of December 31, 2000 by the Company at the policyholder's request and rewritten on virtually identical terms and conditions by MOA.

     Effective January 31, 2001 the reinsurance agreement between MOA and the Company was terminated and all assets and liabilities associated with this business were transferred to MOA. The effect was to transfer approximately $644 million of reserves from the Company to MOA.

2.   BASIS OF PRESENTATION

     The Statutory-Basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the New York State Insurance Department (the "Department"). Effective January 1, 2001, insurance companies domiciled in New York are required to prepare Statutory-Basis financial statements in accordance with the new National Association of Insurance Commissioners' ("NAIC") Accounting Practices and Procedures manual ("NAIC SAP"), subject to certain modifications prescribed or permitted by the Department ("New York SAP").

     Accounting changes adopted to conform to the provisions of the NAIC SAP or New York SAP are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. The Company recognized no effect on capital and surplus as a result of the adoption of the New York SAP as of January 1, 2001.

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2001 AND 2000

2.   BASIS OF PRESENTATION (CONTINUED)

     Statutory accounting practices differ from those used prior to January 1, 2001, primarily because under NAIC and New York SAP: (1) the liability previously established for the costs of collecting deferred and uncollected premiums in excess of loading when loading is not adequate to cover these costs is no longer required, (2) pension obligations or assets not previously recognized related to vested employees may be recorded immediately or amortized over future periods, (3) unamortized mortgage loans amounts previously included in the interest maintenance reserve ("IMR") related to prepayment penalties are released and (4) premiums not collectible in 90 days are non-admitted.

     In accordance with the statutory implementation guidance, financial statements prior to January 1, 2001 are not restated to conform to the requirements of NAIC Accounting Practices and Procedures. As a result, certain amounts reported in the financial statements are not comparable to amounts reported in years prior to 2001. The effect of such items on the individual line items of the Statutory-Basis balance sheets was not material.

     The most significant applicable modification to NAIC SAP, which are outlined in New York Regulation 172, is that deferred tax assets and liabilities are not recorded as admitted assets in New York and are included, with limitation, in the Statutory-Basis balance sheets under NAIC SAP.

     There are no differences between the Company's net loss or capital and surplus as determined on a New York SAP basis and an NAIC SAP basis.

     Financial statements prepared in accordance with New York SAP vary from financial statements prepared using accounting principles generally accepted in the United States ("GAAP") primarily because on a statutory basis: 1) costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred, rather than capitalized; 2) life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and company experience, whereas on a GAAP basis they are based on anticipated Company experience for lapses, mortality and investment yield; 3) life insurance enterprises are required to establish a formula-based asset valuation reserve ("AVR") by a direct charge to surplus to offset potential investment losses, under GAAP provisions for investments are established as needed through a charge to income; 4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the Interest Maintenance Reserves and amortized into investment income over the remaining life of the investment sold, for GAAP such gains and losses are recognized in income at the time of the sale; 5) bonds are carried principally at amortized cost, but at market value for GAAP; 6) deferred federal income taxes are not provided for temporary differences between tax and book assets and liabilities as they are under GAAP; 7) certain reinsurance transactions are accounted for as reinsurance for statutory purposes and assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP; 8) certain "non-admitted assets" (principally receivables over 90 days, furniture and fixtures and prepaid expenses) must be excluded from admitted assets under statutory reporting through a charge to capital and surplus.

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2001 AND 2000

3.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS

     BONDS--Bonds are stated at amortized costing using the interest method or at market value based on their NAIC rating. Mortgage backed securities are stated at amortized cost or the lower of amortized cost or fair market value. Mortgage backed securities are adjusted for changes in prepayment assumptions using the retrospective method. The retrospective adjustment method is used to value all securities except for interest only securities or securities where the yield had become negative, that are valued using the prospective method. Investment market valuations are prescribed by the NAIC. Unrealized gains and losses are recorded directly to unassigned surplus. If it is determined that a decline in fair value is other than temporary, the cost basis is written down and a realized loss is recognized.

     COMMON STOCK--Common stock is stated at market value. Market value is determined by reference to valuations quoted by the NAIC. Unrealized gains and losses are recorded directly to unassigned surplus. When an impairment is considered other than temporary, the cost of common stocks are written down and a realized loss is recognized

     NONREDEEMABLE PREFERRED STOCK--Nonredeemable Preferred stocks are reported at market value or the lower of cost or market value. Market value is determined by reference to valuations quoted by the NAIC. Unrealized gains and losses are recorded directly to unassigned surplus. If it is determined that a decline in fair value is other than temporary, the cost of preferred stocks are written down and a realized loss is recognized. At December 31, 2001, the fair value of the preferred stock is based on cost as since no market value was assigned by the NAIC.

     CASH AND SHORT-TERM INVESTMENTS--Cash includes cash on hand. Short-term investments are stated at amortized cost and consist primarily of investments having maturities of one year or less at the date of purchase. Market values for such investments approximate carrying value.

     POLICY LOANS--Policy loans are stated at the unpaid principal balance of the loan.

     REALIZED GAINS AND LOSSES AND INTEREST MAINTENANCE--Realized gains and losses (determined using the specific identification basis), net of applicable taxes, arising from changes in interest rates are accumulated in the Interest Maintenance Reserve ("IMR") and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the statements of operations.

     ASSET VALUATION RESERVE--An Asset Valuation Reserve ("AVR") applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued has been established based on a statutory formula. Realized and unrealized gains and losses arising from changes in the creditworthiness of the borrower are included in the appropriate subcomponent of the AVR. Changes in the AVR are applied directly to unassigned surplus.

     INVESTMENT INCOME AND EXPENSES--Investment income is reported as earned and is presented net of related investment expenses.

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2001 AND 2000

3.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     NON-ADMITTED ASSETS

     Certain assets, principally past due receivables, furniture and fixtures and prepaid expenses, are considered "non-admitted assets" and excluded from the balance sheet.

     INSURANCE AND ANNUITY RESERVES

     See Note 10 regarding the methods and assumptions used to establish the Company's reserves.

     POLICY AND CONTRACT RESERVES

     Policy and contract claims are amounts due on life and accident and health claims, which were incurred as of the statement date, but have not yet been paid. The accrual has two components: 1) claims in process of settlement as of the statement date and 2) those not yet reported but estimable based on historical experience.

     GUARANTY FUND AND OTHER ASSESSMENTS

     A liability for guaranty fund (and other) assessments is accrued after an insolvency has occurred.

     FEDERAL INCOME TAX

     The federal income tax provision (benefit) included in the statement of operations are based on taxes paid or anticipated to be paid or refunds expected to be received.

     SEPARATE ACCOUNT OPERATIONS

     Investments held in the separate accounts are stated at market value. Participants' corresponding equity in the separate accounts is reported as a liability in the accompanying statements. Premiums and benefits related to the separate accounts are included in the accompanying statements of operation. Investment gains (losses) in the separate account are offset by a change to the reserve liabilities in the respective Separate Accounts.

     REINSURANCE

     Reinsurance premiums and benefits paid or provided are accounted for on basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves.

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2001 AND 2000

3.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     PREMIUMS AND ANNUITY CONSIDERATIONS

     Insurance premiums and annuity considerations are recognized as income when due. For the year ended December 31, 2000, considerations for deposit type contracts were recognized as income when received. There were no considerations for deposit type contracts in 2001. Group life and disability insurance premiums are recognized as income over the contract period.

     POLICYHOLDER DIVIDENDS

     Dividends are based on formulas and scales approved by the Board of Directors and are accrued currently for payments subsequent to plan anniversary dates and payable in the next calendar year.

     ESTIMATES

     The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. Actual results could differ from these estimates.

     RECLASSIFICATION

     Certain 2000 amounts included in the accompanying financial statements have been reclassified to conform to the 2001 presentation.

4.   INVESTMENTS

     DEBT SECURITIES

     The statement values and NAIC market value of investments in fixed maturity securities (bonds and short-term investments) at December 31, 2001 are as follows (in millions):

                                                    ----------------------------------------------
                                                     STATEMENT      GROSS UNREALIZED  NAIC MARKET
                                                                ---------------------
                                                       VALUE       GAINS     LOSSES      VALUE
                                                    ----------------------------------------------
Fixed maturities:
 U.S. Treasury securities and obligations of U.S.
    Government corporations and agencies            $   39.6      $  0.8    $   --   $   40.4
 Obligations of states and political subdivisions         --          --        --         --
 Debt securities issued by foreign governments            --          --        --         --
 Corporate securities                                   55.2         0.6       0.2       55.6
 Mortgage-backed securities                             14.9          --        --       14.9
                                                    -----------------------------------------
 Total                                              $  109.7      $  1.4    $  0.2   $  110.9
                                                    =========================================

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2001 AND 2000

4.   INVESTMENTS (CONTINUED)

     The statement values and NAIC market value of investments in fixed maturity securities (bonds and short-term investments) at December 31, 2000 are as follows (in millions):

                                                           ---------------------------------------------------
                                                            STATEMENT       GROSS UNREALIZED      NAIC MARKET
                                                                          --------------------
                                                              VALUE         GAINS       LOSSES       VALUE
                                                           ---------------------------------------------------
     Fixed maturities:
       U.S. Treasury securities and obligations of U.S.
          Government corporations and agencies                 $ 288.5     $   3.4    $     0.4     $    291.5
       Obligations of states and political subdivisions            9.7         1.2           --           10.9
       Debt securities issued by foreign governments              26.5         0.7           --           27.2
       Corporate securities                                      458.9         2.8         29.9          431.8
       Mortgage-backed securities                                 12.0          --          1.8           10.2
                                                           -----------    --------    ---------     ----------
       Total                                                   $ 795.6     $   8.1    $    32.1     $    771.6
                                                           ===========    ========    =========     ==========

     Short-term investments with a statement value, which equals NAIC market value, of $0.3 million and $8.9 million at December 31, 2001 and 2000, respectively, are included in the above tables. As of December 31, 2001 and 2000, the Company had fixed maturity securities with a statement value of $7.0 million and $3.4 million, respectively, on deposit with various state regulatory agencies.

     At December 31, 2001 and 2000 net unrealized gains (losses) reflected in surplus consisted of the following (in millions):

                                                                           2001            2000
                                                                      ------------     ------------

          Bonds and notes                                             $         --     $      (19.3)
          Equity securities (common and preferred stock)                        --              2.1
                                                                      ------------     ------------
          Net unrealized gains (losses)                               $         --     $      (17.2)
                                                                      ============     ============

     At December 31, 2000, five of the Company's bond investments with a book value of $23.9 million were in default and were written down to their fair market value as determined by the NAIC. It was determined these declines were considered other than temporary. All unrealized losses were considered temporary in 2001.

     MATURITIES

     The statement values and NAIC market values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities which are stated at expected maturity) at December 31, 2001 are as follows (in millions):

                                           STATEMENT       NAIC MARKET
                                             VALUE            VALUE
                                         ------------     ------------
Due in one year or less                  $        7.3     $        7.3
Due after one year through five years            39.4             39.9
Due after five years through ten years           27.3             27.5
Due after ten years                              35.7             36.2
                                         ------------     ------------
Total                                    $      109.7     $      110.9
                                         ============     ============

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2001 AND 2000

4.   INVESTMENTS (CONTINUED)

     Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

     REALIZED INVESTMENT GAINS

     Sales of fixed maturity securities for the years ended December 31, 2001 and 2000 are as follows (in millions):

                                              2001                    2000
                                             --------               --------
Fixed maturity securities:
  Proceeds                                   $  912.1               $  546.3
  Gross realized gains                            4.9                    3.5
  Gross realized losses                         (23.8)                   2.6

     Sales of investments in fixed maturity securities resulted in $1.2 million and $0.9 million of gains being accumulated in IMR in 2001 and 2000, respectively. Such amounts will be amortized into net investment income over the estimated remaining life of the investment sold. During 2001 and 2000, $0.6 million and $1.9 million of the IMR was amortized and included in net investment income.

     Net realized capital gains on equity securities were $3.8 million and $0.2 million for the years ended December 31, 2001 and 2000, respectively.

     NET INVESTMENT INCOME

     Net investment income for the years ended December 31, 2001 and 2000, including accrual of discount and amortization of premiums, arose from the following sources are as follows (in millions):

                                                                        2001             2000
                                                                    ------------     ------------
Bonds                                                               $      12.8      $      67.2
Preferred stocks                                                             --              0.4
Common stocks                                                                --              0.6
Policy loans                                                                0.4              0.4
Cash and short-term investments                                             1.2              2.2
Other investment income                                                     0.3             (3.1)
                                                                    ------------     ------------
   Total gross investment income                                           14.7             67.7
Investment expenses                                                        (0.4)            (1.1)
                                                                    ------------     ------------
Net investment income                                               $      14.3      $      66.6
                                                                    ============     ============



     At December 31, 2001, the Company held no unrated or less-than-investment grade bonds. NAIC class 1 and 2 are considered investment grade. At December 31, 2000, approximately 90.1% of bonds were comprised of investment grade securities. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2001 AND 2000

5.   FAIR MARKET VALUE

     The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments as of December 31, 2001 are as follows (in millions):

                                                                                         ESTIMATED FAIR
                                                                   STATEMENT VALUE            VALUE
                                                                  ------------------    ------------------
ASSETS
Bonds                                                                $     109.4           $     110.7
Preferred stocks                                                             2.0                   2.0
Cash and short-term investments                                              2.7                   2.7
Policy loans                                                                 6.1                   6.1

LIABILITIES
Insurance and annuity reserves                                       $      75.5           $      72.7

Amounts related to the Company's financial instruments as of December 31, 2000 are as follows (in millions):

                                                                                          ESTIMATED
                                                                   STATEMENT VALUE        FAIR VALUE
                                                                  ------------------    ---------------
ASSETS
Bonds                                                                $    786.6            $   762.8
Common stock                                                               49.5                 49.5
Preferred stocks                                                            5.5                  5.5
Cash and short-term investments                                             8.8                  8.8
Policy loans                                                                6.3                  6.3

LIABILITIES
Insurance and annuity reserves                                       $    723.1            $   703.2

     BONDS AND EQUITY SECURITIES--Fair value for bonds is determined by reference to market prices quoted by the NAIC. If quoted market prices are not available, fair value is determined using quoted prices for similar securities. Market value for equity securities is determined by reference to valuations quoted by the NAIC.

     CASH AND SHORT-TERM INVESTMENTS--The carrying value for cash and short-term investments approximates fair values due to the short-term maturities of these instruments.

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2001 AND 2000

5.   FAIR MARKET VALUE (CONTINUED)

     POLICY LOANS--The majority of policy loans are issued with variable interest rates which are periodically adjusted based on changes in rates credited to the underlying policies and therefore are considered to be stated at fair value.

     INSURANCE AND ANNUITY RESERVES--Contractual funds not yet used to purchase retirement annuities and other deposit liabilities are stated at their cash surrender value. These contracts are issued with variable interest rates that are periodically adjusted based on changes in underlying economic conditions.

     The fair value of annuity contracts (approximately $1.0 million and $500 million at December 31, 2001 and 2000, respectively, was determined by discounting expected future retirement benefits using current mortality tables and interest rates based on the duration of expected future benefits. Weighted average interest rates of 4.00% and 6.46% were used at December 31, 2001 and 2000, respectively.

6.   REINSURANCE AND RELATED TRANSACTIONS

     Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

     In 2001, the Company entered into new agreements that reinsure policies or contracts that were in-force or had existing reserves as of the effective date of such agreements. As of December 31, 2001, the amount of reinsurance credits, whether an asset or reduction of liability, taken for such new agreements was $0.5 million. The Company ceded reinsurance arrangements reduced certain items in the accompanying financial statements as follows (in millions):

                                                                                    2001              2000
                                                                              -----------------   --------------
      Premiums, annuity and other consideration - Non-affiliates              $         1.2       $       1.0

      Benefits paid or provided - Non-affiliates                                         0.8               1.0

      Policy and contract liabilities - Non-affiliates                                   1.3               0.1

     During 2000, the Company had a bulk coinsurance agreement with its former parent, MOA, covering certain non-pension insurance business. In consideration for additional reserves assumed under this agreement, the Company assumed premiums and annuity considerations of $7.1 million in 2000. Total reserve liabilities reinsured under this agreement are as follows (in millions):

                                                                   DECEMBER 31, 2000
                                                                   ------------------
          Life and annuity                                              $  641.9
          Other reserves                                                     2.1

This coinsurance agreement was canceled on January 31, 2001 and the reserves were transferred back to MOA.

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2001 AND 2000

6.   REINSURANCE AND RELATED TRANSACTIONS (CONTINUED)

     The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $0.1 million at December 31, 2001 and 2000. In 2001, the Company did not commute any ceded reinsurance.

     Neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2001 there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.

     The premium, annuity and other consideration amounts included in the Statements of Operations, for the years ended December 31, were comprised of the following (in millions):

                                       2001             2000
                                     ----------    ------------
LONG DURATION CONTRACTS
Direct Premiums                      $     5.0     $       7.4
Reinsurance Assumed                          -             3.2
Reinsurance Ceded                          1.2             1.0
                                     ----------    ------------
Premiums                             $     3.8     $       9.6
                                     ==========    ============

7.   COMMITMENTS AND CONTINGENCIES

     The Company is not involved in any legal actions, which would have arisen in the course of its business. At December 31, 2001, there were no material known contingent liabilities arising outside the normal course of business.

     The Company has no leases at December 31, 2001.

8.   FEDERAL INCOME TAXES

     The Company files a separate company Federal Income Tax return.

     As of December 31, 2001, the Company had $1.8 million of current income tax benefit. The difference between the Company's income tax benefit and the results obtained by applying the federal statutory rate of 34% is primarily due to net operating loss carry back limitations and ceding commission income imputed for income taxes from the cancellation of a reinsurance contract.

     As of December 31, 2001, the Company had $10.4 million of net operating loss carryforwards that will expire in 2016 and $13.7 million of capital losses that will expire in 2006. The Company has no federal income taxes incurred that will be available for recoupment in the event of future net losses.

     Prior to 1984, the Company was allowed certain special deductions for federal income tax purposes that were required to be accumulated in a "policyholders' surplus account" ("PSA"). In the event those amounts are distributed to shareholders, or the balance of the account exceeds certain limitations prescribed by the Internal Revenue Code, the excess amounts would be subject to income tax at current rates. Income taxes would also be payable at current rates if the Company ceases to qualify as a life insurance company for tax reporting purposes, or if the income tax deferral status of the PSA is modified by future tax legislation. The Company has a PSA balance of $4.9 million at December 31, 2001.

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2001 AND 2000

9.   RELATED PARTY TRANSACTIONS

     The Company has a service agreement with Inviva, Inc, which covers certain general and administrative expenses. During 2001, operating expenses of $9.8 million were charged to the Company and are reflected in the accompanying statements of operations. At December 31, 2001, the Company reported $2.4 million as amounts due to Inviva, Inc. The terms of the settlement require that these amounts be charged at least quarterly and settled within 30 days.

     The Company also has a distribution agreement with Inviva Securities Corporation, to serve as principal underwriter for variable annuity products issued by the Company.

     MOA incurred operating and investment-related costs in connection with the use of its personnel and property on behalf of the Company. During 2000, operating and investment-related expenses of $10.0 million and $1.1 million, respectively, were charged to the Company and are reflected in the accompanying statements of operations and surplus. There were no charges for 2001.

10.  RESERVES

     Reserves for annuity contracts in the payout phase are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves are based on mortality and interest rate assumptions (ranging predominately from 5.50% to 8.75%), which meet or exceed statutory requirements.

     Reserve for contractual funds not yet used for the purchase of annuities are accumulated at various interest rates, which, during 2001 and 2000, averaged 5.00% and 5.40%, respectively, and are deemed sufficient to provide for contractual surrender values for these funds. Reserves for life and disability insurance are based on mortality, morbidity and interest rate assumptions which meet statutory requirements.

     Reserves for life contracts are primarily mean reserves based on mortality and interest rate assumptions (ranging predominantly from 2.50% to 6.00%), which meet or exceed statutory requirements.

     The Company waives the deduction of deferred fractional premiums upon the death of insured and returns any portion of the final premium beyond the date of death.

     Surrender values are not promised in excess of the legally computed reserves.

     Extra premiums are charged for substandard lives for policies issued prior to July 1, 2000, plus the gross premium for rated age. Mean reserves are determined by computing the regular mean reserve for the plan at the end of the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1, 2000, for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality.

     As of December 31, 2001, the Company had $268.6 million of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of New York. The deficiency reserves to cover the above insurance totaled $3.2 million as of December 31, 2001.

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2001 AND 2000

10.  RESERVES (CONTINUED)

     The Tabular Interest, the Tabular Less Actual Reserve Released and the Tabular Cost have been determined by formula. For the determination of Tabular interest on funds not involving life contingencies for each valuation rate of interest, the tabular interest is calculated as one hundredth of the product such valuation rate of interest times the mean amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

     Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2001, are as follows (in millions):


        TYPE                                                          GROSS        NET OF LOADING
     -------------------------------------                        -------------    --------------
       Ordinary new Business                                      $        0.2     $         0.2
       Ordinary renewal                                                    1.3               1.2
                                                                  -------------    -------------
       Total                                                      $        1.5     $         1.4
                                                                  =============    =============

     At December 31, 2001, annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows (in millions):

                                                               AMOUNT   TOTAL
                                                              -------   -------
Subject to discretionary withdrawal
      With market value adjustment                            $    --         0%
      At book value less current surrender charge
      of 5% or more                                                --         0%
      At market value
      Total with adjustment or at market value
      At book value with minimal or no charge or adjustment      28.9      94.9%
Not subject to discretionary withdrawal                           1.5       5.1%
                                                              -------   -------
Total (gross & net)                                           $  30.4     100.0%
                                                              =======   =======

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2001 AND 2000

11.  SEPARATE ACCOUNTS

     Separate accounts are individual policies and do not have any minimum guarantees and the investment risks associated with market value changes are born by the policyholders. The assets in the accounts, carried at estimated fair value consist of 51 mutual funds. Information regarding the separate accounts of the Company as of and for the year ended December 31, 2001 is as follows (in millions):

                                              SEPARATE ACCOUNTS WITH GUARANTEES

                                                         NONINDEXED
                                                          GUARANTEE        NONINDEXED      NONGUARANTEED
                                                         LESS THAN OR      GUARANTEE         SEPARATE
                                         INDEXED         EQUAL TO 4%    GREATER THAN 4%       ACCOUNTS           TOTAL
                                     --------------------------------------------------------------------------------------
     Premiums, deposits and other
      considerations for the year
      ended December 31, 2001        $            --    $          --      $             $           1.0     $         1.0
                                     ======================================================================================


     Reserves at December 31, 2001,               --               --                --  $           1.0     $         1.0

     For accounts with assets at:
        Market value                    $         --     $         --      $         --  $           1.0     $         1.0
        Amortized cost                            --               --                --               --
                                     --------------------------------------------------------------------------------------
     Total                              $         --     $         --      $         --  $           1.0     $         1.0
                                     ======================================================================================

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2001 AND 2000

11.  SEPARATE ACCOUNTS (CONTINUED)

                                             SEPARATE ACCOUNTS WITH GUARANTEES

                                                        NONINDEXED
                                                         GUARANTEE       NONINDEXED
                                                       LESS THAN OR      GUARANTEE        NONGUARANTEED
                                         INDEXED        EQUAL TO 4%    GREATER THAN 4%   SEPARATE ACCOUNTS       TOTAL
                                     ---------------------------------------------------------------------------------------
     Reserves for separate
     accounts by withdrawal
     characteristics:
        Subject to discretionary
        withdrawal:
          With market value
           adjustment                   $          -     $         -     $         -       $          -        $         -
          At book value without
           market value adjustment
           less current surrender
           charge of 5% or more                    -               -               -                  -                  -
          At market value                          -               -               -       $        1.0        $       1.0
          At book value without
           market value adjustment
           less current surrender
           charge of less than 5%                  -               -               -                  -                  -
                                     ---------------------------------------------------------------------------------------
        Subtotal                                   -               -               -                  1.0                1.0
        Not subject to
         discretionary withdrawal                  -               -               -                  -                  -
                                     ---------------------------------------------------------------------------------------
        Total separate account
         liabilities                    $          -     $         -     $         -       $          1.0      $         1.0
                                     =======================================================================================

     Amounts transferred to and from separate accounts in the Statement of Operations of the Separate Accounts and the general accounts statement for the year ended December 31, 2001 are as follows (in millions):


                                             SEPARATE ACCOUNTS WITH GUARANTEES

                                                        NONINDEXED
                                                         GUARANTEE       NONINDEXED
                                                       LESS THAN OR      GUARANTEE         NONGUARANTEED
                                         INDEXED        EQUAL TO 4%    GREATER THAN 4%   SEPARATE ACCOUNTS      TOTAL
                                     --------------------------------------------------------------------------------------
     Transfers to
        Separate Accounts               $          -     $         -     $         -       $          -        $       -
     Transfers from
        Separate Accounts                          -               -                -                1.7             1.7
                                     --------------------------------------------------------------------------------------
     Net transfers to and from
        Separate Accounts               $          -     $         -     $         -       $         1.7       $     1.7
                                     ======================================================================================

THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2001 AND 2000

12.  CAPITAL AND SURPLUS

     The Company is required to maintain minimum capital and surplus to conduct life and accident and health operations. Under New York Insurance Law, the payment of dividends by the Company to shareholders is limited and can only be made from earned profits unless prior approval is received from the New York Insurance Superintendent. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the New York Insurance Superintendent is also subject to restrictions relating to statutory surplus and net income. In 2002, the Company can pay dividends of $4.0 million without prior approval of the New York Insurance Superintendent.

     Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2001, the Company meets its RBC requirements.

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) FINANCIAL STATEMENTS

The financial statements of The American Life Insurance Company of New York are filed herewith.

(b) EXHIBITS

(1) Copy of Resolution of the Board of Directors of The American Life Insurance Company of New York establishing The American Separate Account 5 was filed with registrant's initial registration statement on Form N-4 (file no. 333-62662) on June 8, 2001 (accession no. 0000912057-01-519249).

(2)      Not Applicable.

(3) Form of Distribution Agreement was filed with pre-effective amendment no. 1 to the registrant's registration statement on Form N-4 (file no. 333-62662) on September 20, 2001 (accession no. 0000912057-01-532926).

(4) (a) Form of individual flexible premium deferred variable annuity contract was filed with registrant's initial registration statement on Form N-4 (file no. 333-62662) on June 8, 2001 (accession no. 0000912057-01-519249).

         (b) Form of individual flexible premium deferred variable annuity contract was filed with post-effective amendment no. 3 to the registrant's registration statement on Form N-4 (file no. 333-62662) on September 19, 2002 (accession no. 0000912057-02-036190).

(5) (a) Form of application for individual flexible premium deferred variable annuity contract was filed with registrant's initial registration statement on Form N-4 (file no. 333-62662) on June 8, 2001 (accession no. 0000912057-01-519249).

         (b) Form of application for individual flexible premium deferred variable annuity contract was filed with post-effective amendment no. 3 to the registrant's registration statement on Form N-4 (file no. 333-62662) on September 19, 2002 (accession no. 0000912057-02-036190).

(6) (a) Charter of The American Life Insurance Company of New York, as amended effective November 20, 1989 was filed with pre-effective amendment no. 1 to the registrant's registration statement on Form N-4 (file no. 333-62662) on September 20, 2001 (accession no. 0000912057-01-532926).

         (b) By-Laws of The American Life Insurance Company of New York, as amended effective November 20, 1989 was filed with pre-effective amendment no. 1 to the registrant's registration statement on Form N-4 (file no. 333-62662) on September 20, 2001 (accession no. 0000912057-01-532926).

(7)      Not Applicable.

(8) (a) Form of Participation Agreement Among The American Life Insurance Company of New York, INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and INVESCO Distributors, Inc. was filed with pre-effective amendment no. 1 to the registrant's registration statement on Form N-4 (file no. 333-62662) on September 20, 2001 (accession no. 0000912057-01-532926).

         (b) Form of Participation Agreement Between The American Life Insurance Company of New York and American Century Investment Services, Inc. was filed with pre-effective amendment no. 1 to the registrant's registration statement on Form N-4 (file no. 333-62662) on September 20, 2001 (accession no. 0000912057-01-532926).

         (c) Form of Participation Agreement Among Berger Institutional Products Trust, Berger LLC and The American Life Insurance Company of New York was filed with pre-effective amendment no. 1 to the registrant's registration statement on Form N-4 (file no. 333-62662) on September 20, 2001 (accession no. 0000912057-01-532926)

         (d) Form of Participation Agreement Among AIM Variable Insurance Funds, AIM Distributors, Inc., The American Life Insurance Company of New York, on behalf of itself and its Separate Accounts, and Inviva Securities Corporation was filed with pre-effective amendment no. 1 to the registrant's registration statement on Form N-4 (file no. 333-62662) on September 20, 2001 (accession no. 0000912057-01-532926).

         (e) Form of Participation Agreement Among The American Life Insurance Company of New York, Royce & Associates, Inc. and Royce Capital Fund was filed with post-effective amendment no. 1 to the registrant's registration statement on Form N-4 (file no. 333-62662) on December 13, 2001 (accession no. 0000912057-01-542995).

         (f) Form of Participation Agreement between The American Life Insurance Company of New York and M.J. Whitman, Inc was filed with post-effective amendment no. 1 to the registrant's registration statement on Form N-4 (file no. 333-62662) on December 13, 2001 (accession no.
         0000912057-01-542995).

         (g) Form of Participation Agreement Among The American Life Insurance Company of New York, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC was filed with post-effective amendment no. 1 to the registrant's registration statement on Form N-4 (file no. 333-62662) on December 13, 2001 (accession no. 0000912057-01-542995).

         (h) Form of Participation Agreement Among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management Inc., and The American Life Insurance Company of New York was filed with post-effective amendment no. 2 to the registrant's registration statement on Form N-4 (file no. 333-62662) on May 1, 2002 (accession no. 0000912057-02-017815).

         (i) Form of Participation Agreement Among The American Life Insurance Company of New York, The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP was filed with post-effective amendment no. 2 to the registrant's registration statement on Form N-4 (file no. 333-62662) on May 1, 2002 (accession no. 0000912057-02-017815).

         (j) Form of Participation Agreement between The American Life Insurance Company of New York, SAFECO Securities Inc., SAFECO Resource Series Trust, and SAFECO Asset Management Company was filed with post-effective amendment no. 2 to the registrant's registration statement on Form N-4 (file no. 333-62662) on May 1, 2002 (accession no. 0000912057-02-017815).

         (k) Form of Participation Agreement Among The American Life Insurance Company of New York, Delaware Premium Group Fund, Delaware Management Company, and Delaware Distributors L.P was filed with post-effective amendment no. 2 to the registrant's registration statement on Form N-4 (file no. 333-62662) on May 1, 2002 (accession no. 0000912057-02-017815).

         (l) Form of Participation Agreement between Navellier Variable Insurance Series Fund, Inc., Navellier & Associates, Inc., and The American Life Insurance Company was filed with post-effective amendment no. 2 to the registrant's registration statement on Form N-4 (file no. 333-62662) on May 1, 2002 (accession no. 0000912057-02-017815).

         (m) Form of Participation Agreement Among Pioneer Variable Contracts Trust, The American Life Insurance Company of New York, Pioneer Investment Management, Inc., and Pioneer Funds Distributor was filed with post-effective amendment no. 2 to the registrant's registration statement on Form N-4 (file no. 333-62662) on May 1, 2002 (accession no. 0000912057-02-017815).

         (n) Form of Participation Agreement Among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc., and The American Life Insurance Company of New York was filed with post-effective amendment no. 2 to the registrant's registration statement on Form N-4 (file no. 333-62662) on May 1, 2002 (accession no. 0000912057-02-017815).

         (o) Form of Participation Agreement Among The American Life Insurance Company of New York, Credit Suisse Trust, Credit Suisse Asset Management, LLC, and Credit Suisse Asset Management Securities, Inc. was filed with post-effective amendment no. 3 to the registrant's registration statement on Form N-4 (file no. 333-62662) on September 19, 2002 (accession no. 0000912057-02-036190).

(9) Opinion and consent of John R. McGeeney, Esq., General Counsel of Inviva, Inc. regarding the legality of the securities being registered was filed with pre-effective amendment no. 1 to the registrant's registration statement on Form N-4 (file no. 333-62662) on September 20, 2001 (accession no. 0000912057-01-532926).

(10)     (a) Consent of Morgan Lewis & Bockius LLP. Filed herewith.

         (b) Consent of Ernst & Young LLP.  Filed herewith.

(11)     Not Applicable.

(12)     Not Applicable.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The name, position and business address of each executive officer and director of The American Life Insurance Company of New York are set forth below.

---------------------------------------- -------------------------------------- --------------------------------------
                 NAME                    POSITIONS AND OFFICES WITH DEPOSITOR             BUSINESS ADDRESS
---------------------------------------- -------------------------------------- --------------------------------------
             David Smilow                      Co-Chairman of the Board         435 Hudson Street, 2nd Floor
                                                Chief Executive Officer         New York, NY  10014

---------------------------------------- -------------------------------------- --------------------------------------

             Tracey Hecht                      Co-Chairman of the Board         435 Hudson Street, 2nd Floor
                                                                                New York, NY  10014

---------------------------------------- -------------------------------------- --------------------------------------

              Peter Bach                               Director                 Memorial Sloan-Kettering Cancer
                                                                                Center
                                                                                Schwartz 730
                                                                                1275 York Avenue
                                                                                New York, NY  10021

---------------------------------------- -------------------------------------- --------------------------------------

              Dean Kehler                              Director                 CIBC World Markets
                                                                                425 Lexington Avenue
                                                                                3rd Floor
                                                                                New York, NY  10017

---------------------------------------- -------------------------------------- --------------------------------------

           Robert Jefferson                            Director                 ACE INA Holdings
                                                                                Two Liberty Place
                                                                                1601 Chestnut Street
                                                                                TL56C
                                                                                Philadelphia, PA  19103

---------------------------------------- -------------------------------------- --------------------------------------

               Tim Ward                                Director                 Gerling E&L
                                                                                Lebensversicherungs-AG
                                                                                Hans-Bredow-Strasse 1
                                                                                65173 Wiesbaden  Germany

---------------------------------------- -------------------------------------- --------------------------------------

            Philip Galanes                             Director                 26 East 10th Street
                                                                                New York, New York 10003

---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
                 NAME                    POSITIONS AND OFFICES WITH DEPOSITOR             BUSINESS ADDRESS
---------------------------------------- -------------------------------------- --------------------------------------
          Laurence Greenberg                           Director                 The Oysterhouse Group, LC
                                                                                113 Park Avenue. Suite 101
                                                                                Fall Church, VA  22046

---------------------------------------- -------------------------------------- --------------------------------------

             Thomas Leaton                             Director                 305 Roosevelt Ct., NE
                                                                                Vienna, VA 22180

---------------------------------------- -------------------------------------- --------------------------------------

             Shane Gleeson                             President                300 Distillery Commons,
                                                                                Suite 300
                                                                                Louisville, KY  40206

---------------------------------------- -------------------------------------- --------------------------------------

            Mark Singleton               Chief Financial Officer and Treasurer  435 Hudson Street, 2nd Floor
                                                                                New York, NY  10014

---------------------------------------- -------------------------------------- --------------------------------------

            Craig A. Hawley                  General Counsel and Secretary      300 Distillery Commons,
                                                                                Suite 300
                                                                                Louisville, KY  40206

---------------------------------------- -------------------------------------- --------------------------------------

             Martin Catron                            Controller                435 Hudson Street, 2nd Floor
                                                                                New York, NY  10014

---------------------------------------- -------------------------------------- --------------------------------------

              Todd Solash                     Director Sales & Marketing        435 Hudson Street, 2nd Floor
                                                                                New York, NY  10014

---------------------------------------- -------------------------------------- --------------------------------------

            Mary Kaczmarek                         Director of Sales            435 Hudson Street, 2nd Floor
                                                                                New York, NY  10014

---------------------------------------- -------------------------------------- --------------------------------------

             Martha Reesor                Chief - Underwriting and Director -   300 Distillery Commons,
                                                                                Suite 300
                                                    Administration              Louisville, KY  40206

---------------------------------------- -------------------------------------- --------------------------------------

              John Smith                   Director - Information Technology    300 Distillery Commons,
                                                                                Suite 300

---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
                 NAME                    POSITIONS AND OFFICES WITH DEPOSITOR             BUSINESS ADDRESS
---------------------------------------- -------------------------------------- --------------------------------------
                                                                                Louisville, KY  40206

---------------------------------------- -------------------------------------- --------------------------------------

              Gary Thomas                            Chief Actuary              300 Distillery Commons,
                                                                                Suite 300
                                                                                Louisville, KY  40206
---------------------------------------- -------------------------------------- --------------------------------------

              Eric Solash                  Director - Mergers & Acquistions     435 Hudson Street, 2nd Floor
                                                                                New York, NY  10014

---------------------------------------- -------------------------------------- --------------------------------------


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The American Life Insurance Company of New York, the depositor, is a wholly-owned subsidiary of Lifco Holdings, Inc., a Delaware corporation, which, in turn, is a wholly-owned subsidiary of Inviva, Inc., a Delaware corporation. Inviva, LLC, a California limited liability company, controls approximately 75% of the voting interests in Inviva, Inc. David Smilow and Tracey Hecht, directly and/or indirectly, control Inviva, LLC.

Inviva Securities Corporation, a Delaware corporation, the distributor of the Contracts, is a wholly-owned subsidiary of Inviva, Inc.


Conseco Variable Insurance Company, a Texas insurance company, is an indirect wholly-owned subsidiary of Inviva, Inc.


ITEM 27. NUMBER OF HOLDERS OF SECURITIES

As of September 30, 2002 there were 11 holders of securities.

ITEM 28.  INDEMNIFICATION

Set forth below are pertinent provisions of Article XIII of the Amended and Restated By-Laws of The American Life Insurance Company Of New York, which relate to indemnification.

Any person made or threatened to be made a party to an action or proceeding, whether civil or criminal, by reason of the fact that he or she or his or her testator or testatrix or intestate then is or was a Director, officer, or employee of the Company, or then serves or has served any other corporation in any capacity at the request of the Company, shall be indemnified by the Company against expenses, judgments, fines, and amounts paid in settlement to the full extent that officers and Directors are permitted to be indemnified by the laws of the State of New York. The provisions of this article shall not adversely affect any right to indemnification which any person may have apart from the provision of this article.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS


(a) As of the date of the filing of this Registration Statement, Inviva Securities Corporation did not act as principal underwriter, depositor, sponsor or investment adviser for any investment company other than as principal underwriter for certain variable annuity contracts issued through The American Separate Account 5.


(b) The name and position of each senior officer and director of Inviva Securities Corporation are as follows (unless otherwise noted, the business address of all officers and directors is 300 Distillery Commons, Suite 300, Louisville, KY 40206):

------------------------------------------------------------ ---------------------------------------------------------
                           NAME                                               POSITIONS AND OFFICES
------------------------------------------------------------ ---------------------------------------------------------
                      Craig A. Hawley                                       President, General Counsel
                                                                                  and Secretary
------------------------------------------------------------ ---------------------------------------------------------
                       Shane Gleeson                                                 Director

------------------------------------------------------------ ---------------------------------------------------------
                       Bob Jefferson                                                 Director

------------------------------------------------------------ ---------------------------------------------------------
                   Edward J. O'Brien, IV                                     Chief Financial Officer

------------------------------------------------------------ ---------------------------------------------------------

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by The American Life Insurance Company of New York c/o Inviva, Inc., 300 Distillery Commons, Suite 300, Louisville, KY 40206.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable

ITEM 32. UNDERTAKINGS

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include in connection with any application to purchase a contract offered by the prospectus a hyperlink to the Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that the fees and charges to be deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of New York, the State of New York, on the 5th day of December 2002.

                                      THE AMERICAN SEPARATE ACCOUNT 5
                                      (Registrant)

                                      THE AMERICAN LIFE INSURANCE COMPANY OF
                                      NEW YORK
                                      (Depositor)

                                      By:      /s/ David Smilow
                                               ---------------------------------
                                               Name:    David Smilow
                                               Title:   Co-Chairman of the Board
                                                        Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities indicated.



SIGNATURE                           TITLE                              DATE
---------------------------         -------------------------------    ------------------
/s/ David Smilow                    Co-Chairman of the Board and       December 5, 2002
---------------------------         Chief Executive Officer
Name: David Smilow

/s/ Tracey Hecht                    Co-Chairman of the Board           December 5, 2002
---------------------------
Name: Tracey Hecht

/s/ Peter Bach                      Director                           December 5, 2002
---------------------------
Name: Peter Bach

/s/ Robert Jefferson                Director                           December 5, 2002
---------------------------
Name: Robert Jefferson

/s/ Tim Ward                        Director                           December 5, 2002
---------------------------
Name: Tim Ward

/s/ Philip Galanes                  Director                           December 5, 2002
---------------------------
Name: Philip Galanes

/s/ Laurence Greenberg              Director                           December 5, 2002
---------------------------
Name: Laurence Greenberg

/s/ Dean Kehler                     Director                           December 5, 2002
---------------------------
Name: Dean Kehler

/s/ Thomas Leaton                   Director                           December 5, 2002
---------------------------
Name: Thomas Leaton

/s/ Mark Singleton                  Chief Financial Officer            December 5, 2002
---------------------------
Name: Mark Singleton

                                  EXHIBIT LIST

10(a)    Consent of Morgan, Lewis & Bockius LLP.

10(b)    Consent of Ernst & Young LLP.